                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7238
                                   ---------------------------------------------

                            SunAmerica Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert M. Zakem, ESQ.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------

Date of fiscal year end: January 31
                         -------------------------

Date of reporting period: July 31, 2003
                          ------------------------

Item 1. Reports to Shareholders

        SunAmerica Series Trust, Semiannual Report at July 31, 2003.

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                               SEMIANNUAL REPORT

                                 JULY 31, 2003

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS, POLARIS(II), POLARIS(II) A-CLASS, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP,
  POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS PLATINUM,
                    POLARIS PLATINUM(II), POLARIS PROTECTOR,
  POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM DIVERSIFIED STRATEGIES III AND
                       ANCHOR ADVISOR VARIABLE ANNUITIES.

               TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        PORTFOLIO INFORMATION
                        MONEY MARKET................................................     3
                        Cash Management Portfolio (Banc of America Capital
                          Management, LLC)..........................................     3
                        BONDS.......................................................     5
                        Corporate Bond Portfolio (Federated Investment
                          Counseling)...............................................     5
                        Global Bond Portfolio (Goldman Sachs Asset Management
                          International)............................................    18
                        High-Yield Bond Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    23
                        Worldwide High Income Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................    31
                        ASSET ALLOCATION/BALANCED...................................    41
                        SunAmerica Balanced Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................    41
                        MFS Total Return Portfolio (Massachusetts Financial Services
                          Company)..................................................    45
                        Asset Allocation Portfolio (WM Advisors, Inc.)..............    54
                        EQUITY/SPECIALTY............................................    65
                        Telecom Utility Portfolio (Federated Investment
                          Counseling)...............................................    65
                        Equity Income Portfolio (U.S. Bancorp Asset Management).....    68
                        Equity Index Portfolio (U.S. Bancorp Asset Management)......    73
                        Growth-Income Portfolio (Alliance Capital Management
                          L.P.).....................................................    84
                        Federated American Leaders Portfolio (Federated Investment
                          Counseling)...............................................    88
                        Davis Venture Value Portfolio (Davis Selected Advisers,
                          L.P.).....................................................    92
                        "Dogs" of Wall Street Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................    95
                        Alliance Growth Portfolio (Alliance Capital Management
                          L.P.).....................................................    97
                        Goldman Sachs Research Portfolio (Goldman Sachs Asset
                          Management)...............................................   100
                        MFS Massachusetts Investors Trust Portfolio (Massachusetts
                          Financial Services Company)...............................   103
                        Putnam Growth: Voyager Portfolio (Putnam Investment
                          Management, LLC)..........................................   108
                        Blue Chip Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   113
                        Real Estate Portfolio (Davis Selected Advisor, L.P.)........   116
                        Small Company Value Portfolio (Franklin Advisory Services,
                          LLC)......................................................   118
                        MFS Mid-Cap Growth Portfolio (Massachusetts Financial
                          Services Company).........................................   122
                        Aggressive Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   126
                        Growth Opportunities Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   129
                        Marsico Growth Portfolio (Marsico Capital Management,
                          LLC)......................................................   132
                        Technology Portfolio (Morgan Stanley Investment Management,
                          Inc. (dba -- Van Kampen)).................................   134
                        Small & Mid Cap Value Portfolio (Alliance Capital Management
                          L.P.).....................................................   137
                        GLOBAL INTERNATIONAL........................................   140
                        International Growth & Income Portfolio (Putnam Investments
                          Management, LLC)..........................................   140
                        Global Equities Portfolio (Alliance Capital Management
                          L.P.).....................................................   144
                        International Diversified Equities Portfolio (Morgan Stanley
                          Investment Management, Inc. (dba -- Van Kampen))..........   147
                        Emerging Markets Portfolio (Putnam Investment Management,
                          LLC)......................................................   162
                        Foreign Value Portfolio (Templeton Investment Counsel,
                          LLC)......................................................   168
                        STATEMENT OF ASSETS AND LIABILITIES.........................   172
                        STATEMENT OF OPERATIONS.....................................   182
                        STATEMENT OF CHANGES IN NET ASSETS..........................   187
                        NOTES TO FINANCIAL STATEMENTS...............................   197
                        FINANCIAL HIGHLIGHTS........................................   225
                        TRUSTEE INFORMATION.........................................   241

---------------------

                DEAR INVESTOR:

                  We are pleased to present the semiannual report for the
                SunAmerica Series Trust, one of the underlying trusts for the variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. The report provides information about all of the portfolios in your variable annuity with the exception of those that may be a part of the separate Anchor Series Trust, Nations Separate Account Trust, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund and the American Fund Insurance Series. Investors in those portfolios will receive separate and complete reports.

                  This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2003. The report may also contain information on portfolios not currently available in your variable annuity.

                  If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ Jay S. Wintrob

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                September 4, 2003

                ----------------------------------

                Note: Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

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    2
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---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Banc of America Capital Management, LLC                          (UNAUDITED)

                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 99.9%                   AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 9.7%
                       Bayerische Hypo-und Vereinsbank AG 1.91% due 9/15/03........  $10,000,000   $ 10,000,000
                       Florabama Properties, LLC 1.31% due
                         8/01/03(2)(LOC - SouthTrust Bank, Inc.)...................    2,705,000      2,705,000
                       Holmes Find 1.11% 8/15/03(1)................................    2,500,000      2,500,000
                       James O Lunceford Gardner 1.31% due
                         10/01/03(2)(LOC - SouthTrust Bank, Inc.)..................    2,920,000      2,920,000
                       K2 Corp. 1.10% due 10/20/03.................................    5,000,000      4,974,797
                       Premier Asset Collateral, LLC 1.10% due 10/15/03*(1)........    5,000,000      5,000,000
                       S&S Associates, LLC 1.31% due 8/01/03(2)(LOC - SouthTrust
                         Bank, Inc.)...............................................    2,335,000      2,335,000
                       White Pine Finance, LLC 1.09% due 8/15/03*(1)...............   10,000,000     10,000,000
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $40,460,122)............                  40,434,797
                                                                                                   -------------
                       COMMERCIAL PAPER -- 49.3%
                       Aspen Funding Corp. 1.03% due 9/10/03.......................   10,000,000      9,988,555
                       Bavaria TRR Corp. 1.06% due 8/22/03.........................   10,000,000      9,993,817
                       Beta Finance, Inc. 1.03% due 10/14/03*......................    9,500,000      9,479,691
                       Bristol-Myers Squibb Co. 1.20% due 8/29/03..................    5,000,000      5,000,000
                       Citibank Credit Card Issuance Trust 1.04% due 9/23/03.......   10,000,000      9,984,689
                       Depfa Bank Europe 1.21% due 8/18/03.........................   10,000,000      9,994,286
                       Discover Card Master Trust, Inc. 1.05% due 9/25/03..........   10,000,000      9,983,958
                       Fairway Finance Corp. 1.09% due 9/15/03.....................   10,000,000      9,986,375
                       Galaxy Funding, Inc. 1.03% due 9/23/03......................    5,000,000      4,992,418
                       Galaxy Funding, Inc. 1.04% due 9/25/03......................    5,000,000      4,992,056
                       GE Capital International Funding 1.05% due 9/24/03..........   10,000,000      9,984,250
                       Gemini Securitization Corp. 1.03% due 9/10/03...............   10,000,000      9,988,556
                       General Electric Capital Corp. 1.27% due 8/15/03............   12,750,000     12,743,703
                       Giro Balanced Funding Corp. 1.03% due 9/22/03...............    9,828,000      9,813,378
                       Grampian Funding, Ltd., LLC 1.21% due 8/14/03...............   10,000,000      9,995,630
                       HBOS Treasury Services, PLC 1.20% due 8/15/03...............   10,000,000      9,995,333
                       Links Finance LLC 1.09% due 9/10/03.........................   10,000,000      9,987,889
                       MBNA Credit Card 1.22% due 8/14/03..........................    5,000,000      4,997,797
                       Moat Funding, LLC 1.03% due 10/15/03........................   10,000,000      9,978,333
                       Montauk Funding Corp. 1.04% due 9/11/03.....................    5,000,000      4,994,078
                       Park Avenue Receivables 1.03% due 9/09/03...................   10,000,000      9,988,842
                       Scaldis & Scaldis, LLC 1.05% due 9/26/03....................   10,000,000      9,983,667
                       Sheffield Receivables Corp. 1.22% due 8/15/03...............   10,000,000      9,995,255
                       Sigma Finance Corp. 1.09% due 8/01/03(2)....................    5,000,000      5,002,508
                       Sigma Finance, Inc. 1.21% due 8/20/03.......................    5,000,000      4,996,807
                       Tango Finance Corp. Ltd. 1.03% due 10/23/03.................   10,000,000      9,976,022
                       Whistlejacket Capital, Ltd. 1.05% due 10/23/03..............   10,000,000      9,976,022
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $236,791,812)..................                 236,793,915
                                                                                                   -------------
                       MUNICIPAL BONDS -- 1.8%
                       Illinois Student Assistance Community Student Loan Revenue
                         Bonds 1.10% due 8/06/03(LOC - Banc One Corp.).............    4,000,000      4,000,000
                       Texas State General Obligation Revenue Bonds 1.08% due
                         8/06/03(2) (LOC - J.P. Morgan Chase & Co.)................    4,445,000      4,445,000
                                                                                                   -------------
                       TOTAL MUNICIPAL BONDS (cost $8,445,000).....................                   8,445,000
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                    SHORT-TERM SECURITIES (CONTINUED)                  AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       Qw
                       GOVERNMENT AGENCIES -- 25.7%
                       Federal Home Loan Bank 1.38% due 10/22/03...................  $ 5,000,000   $  5,000,000
                       Federal Home Loan Bank 1.43% due 8/11/03....................    6,750,000      6,750,000
                       Federal Home Loan Bank 5.25% due 2/13/04....................   10,000,000     10,212,500
                       Federal Home Loan Bank 5.38% due 1/05/04....................    5,000,000      5,093,750
                       Federal Home Loan Bank Cons. Disc. Notes 1.23% due
                         8/29/03...................................................    5,000,000      4,995,224
                       Federal Home Loan Bank, Series A903 5.72% due 8/25/03.......    4,500,000      4,511,280
                       Federal Home Loan Bank 1.12% due 6/15/04....................    5,000,000      5,087,500
                       Federal Home Loan Mtg. Corp. 3.50% due 2/20/04..............    2,000,000      2,025,000
                       Federal Home Loan Mtg. Corp. 3.75% due 4/15/04..............    7,300,000      7,427,750
                       Federal Home Loan Mtg. Disc. Notes 1.02% due 8/15/03........   10,000,000      9,996,033
                       Federal National Mtg. Assoc. 0.99% due 8/16/03(1)...........    5,000,000      5,000,000
                       Federal National Mtg. Assoc. 1.01% due 12/27/03(1)..........    5,000,000      5,000,000
                       Federal National Mtg. Assoc. Disc. Notes 3.75% due
                         12/10/03..................................................   20,000,000     19,925,000
                       Federal National Mtg. Assoc. Disc. Notes 1.03% due
                         9/26/03...................................................   20,000,000     19,967,956
                       Federal National Mtg. Assoc. Disc. Notes 1.22% due
                         8/13/03...................................................   10,000,000      9,995,933
                                                                                                   -------------
                       TOTAL GOVERNMENT AGENCIES (cost $121,051,186)...............                 120,987,926
                                                                                                   -------------
                       TIME DEPOSITS -- 13.4%
                       National City Bank Grand Cayman 1.03% due 8/01/03...........   21,000,000     21,000,000
                       SouthTrust Bank Inc. 1.03% due 8/01/03......................   21,000,000     21,000,000
                       Suntrust Banks, Inc. 1.03% due 8/01/03......................   20,876,000     20,876,000
                                                                                                   -------------
                       TOTAL TIME DEPOSITS (cost $62,876,000)......................                  62,876,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $469,624,120)                99.9%                                   469,537,638
                       Other assets less liabilities --      0.1                                        561,108
                                                           ------                                  -------------
                       NET ASSETS --                       100.0%                                  $470,098,746
                                                           ------                                  =============
                                                           ------
                       ---------------



                        *  Securities exempt from registration under Rule 144A of
                           the Securities Act of 1933. These securities may be sold
                           in transactions exempt from registration, normally to
                           qualified institutional buyers. At July 31, 2003, the
                           aggregate value of these securities was $24,479,691
                           representing 5.21% of net assets.
                       (1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate
                           downgrade or upgrade. The rate reflected is as of July
                           31, 2003.
                       (2) Variable rate security -- the rate reflected is as of
                           July 31, 2003; maturity date reflects next reset date.
                       LOC -- Letter of Credit
                       Allocation of investments as a percentage of net assets by industry category as of July 31, 2003;
                           Government Agency                41.5%
                           Securities Holding Company       23.0%
                           Finance                          15.3%
                           Banks                             7.8%
                           Loans                             5.4%
                           Municipalities                    2.5%
                           Healthcare                        2.2%
                           Receivable Company                2.2%
                                                           ------
                                                            99.9%
                                                           ------
                                                           ------




                       See Notes to Financial Statements.

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    4
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    SUNAMERICA SERIES TRUST
    CORPORATE BOND
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Federated Investment Counseling                                  (UNAUDITED)

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 88.4%                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.8%
                       Apparel & Textiles -- 0.7%
                       GFSI, Inc., Series B 9.63% 2007.............................  $   300,000   $    255,000
                       Glenoit Corp. 11.00% 2007(1)(2).............................       50,000              5
                       Levi Strauss & Co. 11.63% 2008..............................      525,000        472,500
                       Mothers Work, Inc. 11.25% 2010..............................      175,000        191,625
                       Phillips Van Heusen Corp. 8.13% 2013*.......................      300,000        304,500
                       Russell Corp. 9.25% 2010....................................      175,000        187,687
                       Warnaco, Inc. 8.88% 2013*...................................      550,000        572,000
                       William Carter Co., Series B 10.88% 2011....................      475,000        529,625

                       Automotive -- 3.0%
                       Accuride Corp. 9.25% 2008...................................      100,000         93,500
                       Advanced Accessory Systems, LLC 10.75% 2011*................      300,000        315,000
                       American Axle & Manufacturing, Inc. 9.75% 2009..............      500,000        538,125
                       Arvin Industries, Inc. 6.75% 2008...........................      275,000        264,688
                       Arvinmeritor, Inc. 8.75% 2012...............................      250,000        257,500
                       Delphi Automotive Systems Corp. 6.13% 2004..................    1,400,000      1,427,922
                       Eagle-Picher, Inc. 9.38% 2008...............................      500,000        495,000
                       Eagle-Picher, Inc. 9.75% 2013*..............................      750,000        744,000
                       Ford Motor Co. 7.45% 2031...................................      780,000        666,113
                       General Motors Corp. 7.13% 2013.............................      575,000        560,777
                       General Motors Corp. 7.20% 2011.............................    1,000,000        998,432
                       General Motors Corp. 8.38% 2033.............................      575,000        537,256
                       General Motors Corp. 9.45% 2011.............................      250,000        271,561
                       Lear Corp., Series B 8.11% 2009.............................    1,250,000      1,415,625
                       Rexnord Corp. 10.13% 2012...................................      350,000        383,250
                       TRW Automotive, Inc. 11.00% 2013*...........................      725,000        804,750
                       United Auto Group, Inc. 9.63% 2012..........................      250,000        263,750
                       United Components, Inc. 9.38% 2013*.........................      275,000        286,687

                       Housing -- 1.5%
                       Owens Illinois, Inc. 7.35% 2008.............................      450,000        436,500
                       Albecca, Inc. 10.75% 2008...................................    1,875,000      1,975,781
                       American Builders & Contractors Supply Co., Inc. 10.63%
                         2007......................................................       75,000         77,344
                       Brand Services, Inc. 12.00% 2012............................      250,000        282,500
                       Masco Corp. 5.88% 2012......................................    1,600,000      1,663,456
                       NCI Building Systems, Inc., Series B 9.25% 2009.............      275,000        291,844
                       Nortek, Inc. 9.13% 2007.....................................      200,000        205,250
                       Nortek, Inc. 9.25% 2007.....................................      150,000        153,750
                       Sleepmaster LLC, Series B 11.00% 2009(1)....................      250,000         67,812

                       Retail -- 2.6%
                       Kroger Co. 7.50% 2031.......................................      750,000        808,055
                       American Greetings Corp. 11.75% 2008........................      400,000        456,000
                       Amscan Holdings, Inc. 9.88% 2007............................      225,000        227,250
                       Buhrmann US, Inc. 12.25% 2009...............................      575,000        615,250
                       Collins & Aikman Floorcovering, Series B 9.75% 2010.........      150,000        156,000
                       Commemorative Brands, Inc. 11.00% 2007......................      150,000        147,000
                       CVS Corp. 5.63% 2006........................................    1,200,000      1,292,073
                       Federated Department Stores, Inc. 6.63% 2011................    1,100,000      1,192,495

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                                                                            5

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Icon Health & Fitness, Inc. 11.25% 2012.....................  $   150,000   $    159,750
                       J.C. Penney Co., Inc. 9.00% 2012............................    1,126,000      1,187,930
                       Jitney-Jungle Stores of America, Inc. 10.38% 2007(1)(2).....      125,000              0
                       Jostens, Inc. 12.75% 2010...................................      300,000        345,000
                       Michaels Stores, Inc. 9.25% 2009............................      300,000        328,500
                       Rite Aid Corp. 6.88% 2013...................................      150,000        128,250
                       Rite Aid Corp. 8.13% 2010*..................................      400,000        408,000
                       Rite Aid Corp. 9.50% 2011*..................................      100,000        106,500
                       ShopKo Stores, Inc. 9.25% 2022..............................      300,000        282,000
                       Target Corp. 5.88% 2012.....................................    1,000,000      1,059,763
                       U.S. Office Products Co. 9.75% 2008(1)(2)...................      300,000              0
                                                                                                   -------------
                                                                                                     26,890,931
                                                                                                   -------------
                       CONSUMER STAPLES -- 5.0%
                       Food, Beverage & Tobacco -- 4.1%
                       Agrilink Foods, Inc. 11.88% 2008............................      500,000        533,125
                       Ahold Finance USA, Inc. 6.88% 2029..........................       50,000         40,000
                       American Seafoods Group, LLC 10.13% 2010....................      500,000        562,500
                       Anheuser-Busch Cos., Inc. 7.10% 2007........................    1,675,000      1,754,670
                       B&G Foods, Inc. 9.63% 2007..................................      225,000        230,063
                       Carrols Corp. 9.50% 2008....................................      400,000        388,000
                       Commonwealth Brands, Inc. 10.63% 2008*......................      350,000        346,580
                       Constellation Brands, Inc., Series B 8.00% 2008.............      300,000        312,000
                       Cott Beverages, Inc. 8.00% 2011.............................      250,000        265,000
                       Del Monte Corp. 8.63% 2012*.................................      400,000        416,000
                       Del Monte Corp. 9.25% 2011..................................      375,000        393,750
                       Dimon, Inc. 7.75% 2013*.....................................      300,000        303,000
                       Dimon, Inc. 9.63% 2011......................................      150,000        163,500
                       Dole Food Co., Inc. 7.25% 2010*.............................      400,000        388,000
                       Dole Food Co., Inc. 8.63% 2009(3)...........................      275,000        283,250
                       Domino's, Inc. 8.25% 2011*..................................      100,000        104,500
                       Eagle Family Foods 8.75% 2008...............................      250,000        170,000
                       General Mills, Inc. 6.00% 2012..............................    2,000,000      2,117,516
                       Kellogg Co. 7.45% 2031......................................    2,000,000      2,281,842
                       Land O' Lakes, Inc. 8.75% 2011..............................      225,000        187,875
                       Le-Natures, Inc. 9.00% 2013*................................      200,000        207,000
                       Michael Foods, Inc. 11.75% 2011.............................      400,000        460,000
                       National Beef Packing Co., LLC 10.50% 2011*.................      200,000        200,000
                       Nebco Evans Holding Co. 12.38% 2007(1)(2)...................      125,000              0
                       New World Pasta Co. 9.25% 2009..............................      300,000         93,000
                       Pilgrim's Pride Corp. 9.63% 2011............................      475,000        520,719
                       Reddy Ice Group, Inc. 8.88% 2011*...........................      375,000        380,625
                       Smithfield Foods, Inc. 7.63% 2008...........................      150,000        150,000
                       Smithfield Foods, Inc. 8.00% 2009...........................      600,000        630,000
                       Swift & Co. 10.13% 2009*....................................      125,000        131,719
                       Swift & Co. 12.50% 2010*....................................      125,000        128,437
                       Volume Services America, Inc. 11.25% 2009...................      100,000         99,000

                       Household Products -- 0.9%
                       Alberto-Culver Co. 8.25% 2005...............................    1,000,000      1,107,659
                       Armkel, LLC 9.50% 2009......................................      300,000        330,000
                       Chattem, Inc., Series B 8.88% 2008..........................      350,000        355,250
                       Jarden Corp. 9.75% 2012.....................................      300,000        316,500
                       Moore North America Finance, Inc. 7.88% 2011*...............       75,000         76,875
                       Playtex Products, Inc. 9.38% 2011...........................      500,000        480,000

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    6

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       Household Products (continued)
                       Sealy Mattress Co. 9.88% 2007...............................  $   250,000   $    242,000
                       Sealy Mattress Co., Series B 10.88% 2007(4).................      300,000        294,000
                                                                                                   -------------
                                                                                                     17,443,955
                                                                                                   -------------
                       EDUCATION -- 0.7%
                       Education -- 0.7%
                       Boston University, Series A 7.63% 2097......................    2,000,000      2,209,070
                                                                                                   -------------

                       ENERGY -- 8.1%
                       Energy Services -- 4.7%
                       Arizona Public Service Co. 6.38% 2011.......................    3,250,000      3,494,195
                       Citgo Petroleum Corp. 11.38% 2011*..........................      325,000        358,313
                       CMS Energy Corp. 7.50% 2009.................................      625,000        596,875
                       CMS Energy Corp. 8.90% 2008.................................      200,000        198,000
                       Coastal Corp. 9.75% 2003....................................      250,000        250,000
                       Continental Resources, Inc. 10.25% 2008.....................      300,000        298,500
                       Duke Energy Co. 6.25% 2012..................................    2,000,000      2,103,194
                       Enersis SA 7.40% 2016.......................................      600,000        555,041
                       FirstEnergy Corp. 7.38% 2031................................    1,650,000      1,604,938
                       Homer City Funding, LLC 8.73% 2026..........................    1,200,000      1,173,000
                       Magnum Hunter Resources, Inc. 9.60% 2012....................      100,000        107,000
                       MidAmerican Energy Co. 6.75% 2031...........................    1,250,000      1,313,600
                       Petro-Canada 5.35% 2033.....................................      400,000        343,836
                       PG&E Corp. 6.88% 2008*......................................      150,000        152,250
                       PSEG Energy Holdings, Inc. 8.63% 2008.......................      150,000        155,625
                       PSEG Energy Holdings, Inc. 10.00% 2009......................      500,000        547,500
                       PSEG Power, LLC 7.75% 2011..................................    1,750,000      1,996,715
                       Tenaga Nasional Berhad 7.50% 2096*..........................    1,000,000        788,690

                       Energy Sources -- 3.4%
                       ANR Pipeline Co. 8.88% 2010.................................       50,000         51,500
                       Calpine Canada Energy Finance, ULC 8.50% 2008...............      125,000         93,125
                       Calpine Corp. 8.50% 2011....................................      525,000        380,625
                       Compton Petroleum Corp. 9.90% 2009..........................      200,000        216,000
                       EOG Company of Canada 7.00% 2011*...........................    1,100,000      1,210,605
                       Husky Oil, Ltd. 7.13% 2006..................................    1,600,000      1,793,890
                       Husky Oil, Ltd. 7.55% 2016..................................    1,000,000      1,164,626
                       Husky Oil, Ltd. 8.90% 2008(3)...............................      700,000        808,500
                       Lone Star Technologies, Inc. 9.00% 2011.....................      425,000        408,000
                       Pogo Producing Co., Series B 10.38% 2009....................      600,000        645,000
                       Swift Energy Co. 9.38% 2012.................................      350,000        374,500
                       Tesoro Petroleum Corp. 8.00% 2008*..........................      100,000        102,000
                       Tesoro Petroleum Corp. 9.63% 2008...........................      275,000        258,500
                       Tosco Corp. 8.13% 2030......................................    1,200,000      1,448,477
                       Union Pacific Resources Group, Inc. 7.00% 2006..............      850,000        956,046
                       Valero Energy Corp. 7.50% 2032..............................    1,750,000      1,800,097
                                                                                                   -------------
                                                                                                     27,748,763
                                                                                                   -------------
                       FINANCE -- 18.2%
                       Banks -- 3.9%
                       ABN AMRO Holding NV 7.30% 2026..............................      500,000        520,622
                       Barclays Bank, PLC 8.55% 2011*(3)...........................    1,165,000      1,403,519
                       City National Bank 6.38% 2008...............................    1,225,000      1,336,795
                       Corporacion Andina De Fomento 7.38% 2011....................    1,185,000      1,300,347
                       FirstBank Puerto Rico 7.63% 2005............................    1,750,000      1,815,140
                       H. F. Ahmanson & Co. 7.88% 2004.............................      750,000        795,732
                       Hudson United Bank 7.00% 2012...............................    1,000,000      1,067,345

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       PNC Funding Corp. 7.50% 2009................................  $ 2,000,000   $  2,327,832
                       Swedbank 7.50% 2006*(3).....................................      500,000        559,203
                       United States Bank NA 6.30% 2014............................    2,100,000      2,265,320

                       Financial Services -- 10.5%
                       125 Home Loan Owner Trust 9.26% 2029*(2)....................      535,746        558,515
                       American Achievement Corp. 11.63% 2007......................      300,000        319,500
                       American Express Co. 4.88% 2013.............................      600,000        586,486
                       Amvescap, PLC 6.60% 2005....................................      900,000        961,571
                       Astoria Financial Corp. 5.75% 2012..........................    1,200,000      1,181,014
                       Bear Stearns & Co., Inc. 5.70% 2014.........................    3,000,000      3,060,357
                       Caithness Coso Funding Corp., Series B 9.05% 2009...........      445,792        468,082
                       Devon Financing Corp. 7.88% 2031............................    1,500,000      1,713,310
                       Donaldson, Lufkin & Jenrette, Inc. 6.88% 2005...............      500,000        545,879
                       Eircom Funding 8.25% 2013*..................................      300,000        306,000
                       Fertinitro Finance, Inc. 8.29% 2020*........................    1,005,000        442,200
                       FMR Corp. 7.57% 2029*.......................................    2,200,000      2,538,875
                       Ford Motor Credit Co. 7.38% 2009............................      550,000        561,352
                       Franklin Resources, Inc. 3.70% 2008.........................      500,000        493,500
                       General Motors Acceptance Corp. 4.50% 2006..................    1,250,000      1,252,366
                       General Motors Acceptance Corp. 6.88% 2011..................      250,000        244,242
                       General Motors Acceptance Corp. 7.50% 2005..................      550,000        588,885
                       General Motors Acceptance Corp. 8.00% 2031..................    3,500,000      3,229,380
                       Goldman Sachs Group, Inc. 6.13% 2033........................    1,000,000        952,835
                       Green Tree Financial Corp. 9.20% 2031.......................      900,000         67,500
                       Household Finance Corp. 5.75% 2007..........................    1,000,000      1,079,982
                       Household Finance Corp. 6.38% 2011..........................      250,000        267,118
                       Huntsman Advanced Materials, LLC 11.00% 2010*...............      100,000        106,000
                       Interline Brands, Inc. 11.50% 2011*.........................      350,000        369,250
                       Lehman Brothers Holdings, Inc. 7.88% 2010...................      250,000        290,106
                       Lehman Brothers, Inc. 6.63% 2008............................    2,000,000      2,219,258
                       MBIA, Inc. 6.63% 2028.......................................      250,000        246,161
                       MBNA Corp. 7.50% 2012.......................................    3,000,000      3,380,076
                       MDP Acquisitions, PLC 9.63% 2012............................      450,000        474,750
                       MDP Acquisitions, PLC 15.50% 2013(7)........................      112,033        123,237
                       Morgan Stanley Group, Inc. 5.30% 2013.......................    2,000,000      1,966,780
                       Normandy Finance, Ltd. 7.50% 2005*..........................    1,150,000      1,201,750
                       PCA LLC/PCA Finance Corp. 11.88% 2009.......................      350,000        374,500
                       Pemex Master Trust 9.13% 2010...............................      250,000        288,750
                       Resolution Funding Corp. zero coupon 2021(5)................      640,000        225,866
                       Salomon, Inc. 7.20% 2004....................................      525,000        540,328
                       SMFC Trust 4.12% 2003*(2)(3)................................       72,182         55,174
                       TD Funding Corp. 8.38% 2011*................................      325,000        330,688
                       Universal City Development Partners 11.75% 2010*............      625,000        692,187
                       Waddell & Reed Financial, Inc. 7.50% 2006...................    1,750,000      1,879,801

                       Insurance -- 3.8%
                       Allstate Corp. 6.13% 2032...................................    1,250,000      1,215,681
                       CNA Financial Corp. 6.95% 2018..............................      500,000        469,782
                       Delphi Financial Group, Inc. 8.00% 2003.....................    1,250,000      1,265,625
                       Delphi Funding, LLC 9.31% 2027..............................      800,000        609,192
                       Equitable Life Assurance Society USA 7.70% 2015*............    1,000,000      1,153,269
                       Life Re Capital Trust I 8.72% 2027*.........................    1,000,000      1,026,410
                       Marsh & McLennan Cos., Inc. 7.13% 2009......................    1,850,000      2,122,331
                       Prudential Financial, Inc. 5.75% 2033.......................    1,800,000      1,592,707
                       Reinsurance Group America, Inc. 7.25% 2006*.................      500,000        549,362
                       Travelers Property Casualty Corp. 5.00% 2013................      700,000        678,157

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Union Central Life Insurance Co. 8.20% 2026*................  $ 1,250,000   $  1,267,999
                       USF&G Capital II, Series B 8.47% 2027.......................      850,000        877,353
                       USF&G Capital III 8.31% 2046*...............................      250,000        250,025
                                                                                                   -------------
                                                                                                     62,653,359
                                                                                                   -------------
                       HEALTHCARE -- 2.2%
                       Drugs -- 0.1%
                       Merck & Co., Inc. 6.30% 2026................................      350,000        362,703

                       Health Services -- 1.4%
                       Ameripath, Inc. 10.50% 2013.................................      400,000        422,000
                       Anthem, Inc. 6.80% 2012.....................................      700,000        767,468
                       Hanger Orthopedic Group, Inc. 11.25% 2009...................      450,000        486,000
                       HCA, Inc. 7.88% 2011........................................      300,000        313,881
                       HCA, Inc. 8.75% 2010........................................      800,000        869,950
                       Magellan Health Services, Inc. 9.38% 2007*..................      200,000        201,000
                       Manor Care, Inc. 8.00% 2008.................................      200,000        217,750
                       UnitedHealth Group, Inc. 7.50% 2005.........................    1,000,000      1,113,878
                       Vanguard Health Systems, Inc. 9.75% 2011....................      525,000        530,250

                       Medical Products -- 0.7%
                       ALARIS Medical Systems, Inc. 7.25% 2011.....................       75,000         75,375
                       Becton Dickinson & Co. 4.55% 2013...........................    1,125,000      1,083,883
                       Hudson Respiratory Care, Inc. 9.13% 2008....................      175,000        115,500
                       Kinetic Concepts, Inc. 7.38% 2013*..........................      200,000        198,000
                       Kinetic Concepts, Inc., Series B 9.63% 2007.................      475,000        499,938
                       Sybron Dental Specialties, Inc. 8.13% 2012..................      200,000        209,500
                                                                                                   -------------
                                                                                                      7,467,076
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 9.6%
                       Aerospace & Military Technology -- 1.8%
                       Alliant Techsystems, Inc. 8.50% 2011........................      375,000        401,250
                       Boeing Co. 8.75% 2031.......................................      900,000      1,114,586
                       Esterline Technologies, Corp. 7.75% 2013*...................      100,000        103,000
                       Lockheed Martin Corp. 8.20% 2009............................    1,000,000      1,198,170
                       Raytheon Co. 5.38% 2013.....................................    1,000,000        985,505
                       Raytheon Co. 6.30% 2005.....................................    1,250,000      1,323,290
                       Raytheon Co. 8.20% 2006.....................................      800,000        909,938

                       Business Services -- 4.0%
                       Allied Waste North America, Inc., Series B 7.88% 2009.......      350,000        354,375
                       Advanstar Communications, Inc. 12.00% 2011..................      550,000        520,437
                       Advanstar, Inc. 15.00% 2011(4)..............................       75,000         42,094
                       Allied Waste North America, Inc. 7.63% 2006.................    1,000,000      1,025,000
                       Allied Waste North America, Inc. 10.00% 2009................      625,000        658,594
                       American Color Graphics, Inc. 10.00% 2010*..................      150,000        152,250
                       Brickman Group, Ltd. 11.75% 2009*...........................      300,000        330,750
                       Coinmach Corp. 9.00% 2010...................................      150,000        156,750
                       Continental Global Group, Inc., Series B 11.00% 2007........       75,000         28,500
                       Danka Business Systems, PLC 11.00% 2010*....................      225,000        216,000
                       First Data Corp. 4.70% 2013.................................      600,000        575,451
                       Graham Packaging Co. 8.75% 2008*............................      250,000        248,750
                       Greif Brothers Corp. 8.88% 2012.............................      400,000        428,000
                       Ingram Micro, Inc., Class A 9.88% 2008......................      450,000        486,562
                       Pliant Corp. 11.13% 2009*...................................       75,000         78,750
                       Pliant Corp. 13.00% 2010....................................      200,000        174,000
                       Quebecor Media, Inc. 11.13% 2011............................      425,000        480,250
                       Republic Services, Inc. 6.75% 2011..........................      900,000        981,343
                       SITEL Corp. 9.25% 2006......................................      250,000        237,500

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Smurfit-Stone Container Corp. 8.25% 2012....................  $   525,000   $    530,250
                       Synagro Technologies, Inc. 9.50% 2009.......................      325,000        344,500
                       United Rentals, Inc. 10.75% 2008............................      725,000        779,375
                       USA Waste Services, Inc. 7.13% 2007.........................    2,175,000      2,411,614
                       Vertis, Inc. 9.75% 2009*....................................      250,000        260,000
                       Vertis, Inc. 10.88% 2009....................................      500,000        487,500
                       Waste Management, Inc. 8.75% 2018...........................      850,000        952,422
                       Yell Finance BV 10.75% 2011.................................      625,000        718,750
                       Electrical Equipment -- 0.1%
                       Legrand SA 10.50% 2013*.....................................      225,000        252,000
                       WESCO Distribution, Inc., Series B 9.13% 2008...............      200,000        188,000

                       Machinery -- 2.0%
                       AGCO Corp. 9.50% 2008.......................................      175,000        189,875
                       Briggs & Stratton Corp. 7.25% 2007..........................      100,000        105,000
                       Briggs & Stratton Corp. 8.88% 2011..........................      150,000        171,000
                       Cabot Safety Corp. 12.50% 2005..............................      150,000        151,500
                       Case New Holland, Inc. 9.25% 2011...........................      600,000        582,000
                       CLARK Material Handling Co., Series D 10.75% 2006(1)........      100,000             10
                       Columbus McKinnon Corp. 8.50% 2008..........................      450,000        353,250
                       Columbus McKinnon Corp. 10.00% 2010*........................       50,000         51,000
                       Kennametal, Inc. 7.20% 2012.................................    2,400,000      2,482,498
                       Simonds Industries, Inc. 10.25% 2008(1).....................      150,000         45,000
                       Tekni-Plex, Inc. 12.75% 2010*...............................      125,000        120,625
                       Tekni-Plex, Inc., Series B 12.75% 2010......................      375,000        361,875
                       Tyco International Group SA 4.95% 2003......................      350,000        350,000
                       Tyco International Group SA 5.80% 2006......................      975,000        989,625
                       Tyco International Group SA 6.38% 2005......................      125,000        128,750
                       Tyco International Group SA 6.38% 2006......................      825,000        849,750

                       Multi-Industry -- 0.7%
                       Hutchison Whampoa, Ltd. 6.50% 2013*.........................    2,150,000      2,142,423
                       Jacuzzi Brands, Inc. 9.63% 2010*............................      300,000        309,000

                       Transportation -- 1.0%
                       Allied Holdings, Inc. 8.63% 2007............................      225,000        200,250
                       Ameritruck Distribution Corp. 12.25% 2005(1)(2).............      100,000              0
                       Burlington Northern and Santa Fe Railway Corp., Series 99-2
                         7.57% 2021................................................      486,370        577,443
                       Canadian Pacific Railway, Ltd. 6.25% 2011...................    1,500,000      1,616,515
                       Holt Group, Inc. 9.75% 2006(1)..............................      100,000          3,000
                       Petroleum Helicopters, Inc. 9.38% 2009......................      250,000        273,750
                       Stena AB 8.75% 2007.........................................      375,000        386,250
                       Stena AB 9.63% 2012.........................................      350,000        384,563
                                                                                                   -------------
                                                                                                     32,960,458
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 15.8%
                       Broadcasting & Media -- 9.2%
                       American Media Operations, Inc. 10.25% 2009.................      400,000        425,000
                       AOL Time Warner, Inc. 7.70% 2032............................    1,500,000      1,573,335
                       British Sky Broadcasting Group 7.30% 2006...................    1,245,000      1,360,162
                       CF Cable TV, Inc. 9.13% 2007................................      500,000        521,875
                       Chancellor Media Corp. 8.00% 2008...........................      400,000        450,000
                       Charter Communications Holdings, LLC 9.92% 2011(4)..........    1,250,000        881,250
                       Clear Channel Communications, Inc. 4.63% 2008...............    2,000,000      2,040,674
                       Clear Channel Communications, Inc. 7.65% 2010...............      940,000      1,075,492
                       Comcast Cable Communications, Inc. 6.88% 2009...............    1,000,000      1,103,123
                       Comcast Corp. 7.05% 2033....................................      400,000        399,464
                       Continental Cablevision, Inc. 9.50% 2013....................    1,950,000      2,258,016
                       Cox Communications, Inc. 6.69% 2004.........................    1,655,000      1,739,185

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Cox Enterprises, Inc. 4.38% 2008*...........................  $ 1,000,000   $    998,018
                       CSC Holdings, Inc. 7.25% 2008...............................      800,000        782,000
                       CSC Holdings, Inc. 7.88% 2007...............................       75,000         74,813
                       CSC Holdings, Inc. 8.13% 2009...............................      250,000        247,500
                       CSC Holdings, Inc. 9.88% 2013...............................      100,000        103,250
                       Dex Media East, LLC 12.13% 2012.............................      675,000        776,250
                       EchoStar DBS Corp. 9.38% 2009...............................      325,000        343,281
                       EchoStar DBS Corp. 10.38% 2007..............................      700,000        761,250
                       Grupo Televisa SA 8.00% 2011................................    1,700,000      1,874,250
                       Lamar Media Corp. 7.25% 2013*...............................      450,000        459,000
                       Liberty Media Corp. 7.75% 2009..............................      250,000        272,803
                       Lodgenet Entertainment Corp. 9.50% 2013.....................      100,000        104,750
                       Muzak Finance Corp., LLC 10.00% 2009*.......................      225,000        232,875
                       News America Holdings, Inc. 7.90% 2095......................      450,000        466,515
                       News America Holdings, Inc. 8.00% 2016......................      650,000        763,267
                       News America Holdings, Inc. 8.50% 2005......................      250,000        271,586
                       News America Holdings, Inc. 9.25% 2013......................    1,000,000      1,254,415
                       News America, Inc. 7.63% 2028...............................    1,000,000      1,072,669
                       PRIMEDIA, Inc. 8.88% 2011...................................      150,000        153,375
                       Reed Elsevier Capital, Inc. 6.75% 2011......................    2,600,000      2,855,343
                       RH Donnelley Finance Corp. 10.88% 2012*.....................      400,000        450,000
                       Sinclair Broadcast Group, Inc. 8.00% 2012*..................      100,000        102,500
                       Sinclair Broadcast Group, Inc. 8.75% 2011...................      600,000        636,000
                       Univision Communications, Inc. 7.85% 2011...................    1,300,000      1,465,074
                       Vivendi Universal SA 6.25% 2008*............................      350,000        341,688
                       Vivendi Universal SA 9.25% 2010*............................      375,000        417,187
                       XM Satellite Radio, Inc. 12.00% 2010*.......................      225,000        222,750
                       XM Satellite Radio, Inc. 14.00% 2009(4).....................      334,425        242,458

                       Leisure & Tourism -- 6.6%
                       Buffets, Inc. 11.25% 2010...................................      200,000        199,500
                       Isle of Capri Casinos, Inc. 8.75% 2009......................       50,000         51,875
                       Advantica Restaurant Group, Inc. 11.25% 2008................      100,000         74,500
                       AMC Entertainment, Inc. 9.50% 2009..........................      300,000        307,500
                       AMC Entertainment, Inc. 9.88% 2012..........................      225,000        241,875
                       AMF Bowling Worldwide, Inc. 13.00% 2008.....................      300,000        327,000
                       Boca Resorts, Inc. 9.88% 2009...............................      450,000        477,000
                       Boyd Gaming Corp. 7.75% 2012................................      225,000        230,625
                       Boyd Gaming Corp. 8.75% 2012................................      200,000        214,500
                       Cinemark USA, Inc. 9.00% 2013...............................      300,000        321,000
                       Coast Hotels and Casinos, Inc. 9.50% 2009...................      300,000        315,750
                       Continental Airlines, Inc., Series 99-2 7.73% 2011..........      246,695        191,466
                       Courtyard by Marriott II 10.75% 2008........................      200,000        197,750
                       Delta Air Lines, Inc. 7.92% 2012............................      750,000        643,159
                       Delta Air Lines, Inc. 8.30% 2029............................      650,000        442,000
                       Delta Air Lines, Inc., Series 02-1 6.42% 2012...............      500,000        513,387
                       Harrah's Operating Co., Inc. 7.88% 2005.....................      950,000      1,022,438
                       Hilton Hotels Corp. 8.25% 2011..............................      650,000        708,500
                       HMH Properties, Inc., Series B 7.88% 2008...................      725,000        723,188
                       International Speedway Corp. 7.88% 2004.....................    3,250,000      3,418,113
                       Intrawest Corp. 10.50% 2010.................................      150,000        162,375
                       Isle of Capri Casinos, Inc. 9.00% 2012......................      350,000        374,500
                       Mandalay Resort Group 9.38% 2010............................      100,000        110,750
                       Mandalay Resort Group 9.50% 2008............................      200,000        223,500
                       Mandalay Resort Group 10.25% 2007...........................      850,000        935,000
                       MGM Grand, Inc. 9.75% 2007..................................    1,400,000      1,533,000
                       Mohegan Tribal Gaming Authority 6.38% 2009*.................      150,000        147,375
                       Mohegan Tribal Gaming Authority 8.00% 2012..................      350,000        374,500

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       MTR Gaming Group, Inc. 9.75% 2010*..........................  $   250,000   $    258,125
                       Northwest Airlines Corp. 8.07% 2021.........................      553,659        604,956
                       Park Place Entertainment Corp. 7.88% 2010...................      100,000        106,000
                       Park Place Entertainment Corp. 8.13% 2011...................    1,050,000      1,139,250
                       Penn National Gaming, Inc. 8.88% 2010.......................       75,000         79,688
                       Penn National Gaming, Inc. 11.13% 2008......................      325,000        359,937
                       Regal Cinemas, Inc., Series B 9.38% 2012....................      425,000        469,625
                       Royal Caribbean Cruises, Ltd. 8.00% 2010....................      350,000        361,375
                       Six Flags, Inc. 9.75% 2013*.................................      300,000        279,750
                       Southwest Airlines Co. 6.50% 2012...........................    1,000,000      1,056,763
                       Southwest Airlines Co. 7.38% 2027...........................      215,000        221,514
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% 2007........      650,000        672,750
                       Sun International Hotels, Ltd. 8.88% 2011...................      450,000        483,750
                       True Temper Sports, Inc., Series B 10.88% 2008..............      250,000        266,250
                       United AirLines, Inc., Series 00-1 7.73% 2010(1)............    1,400,000      1,047,256
                       Venetian Casino Resort, LLC 11.00% 2010.....................      475,000        524,875
                       Worldspan LP 9.63% 2011*....................................       75,000         78,000
                       Wynn Las Vegas, LLC 12.00% 2010.............................      225,000        252,000
                                                                                                   -------------
                                                                                                     54,316,433
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 8.9%
                       Computers & Business Equipment -- 1.2%
                       Dell, Inc. 7.10% 2028.......................................    1,000,000      1,106,117
                       International Business Machines Corp. 5.37% 2003............      400,000        402,195
                       International Business Machines Corp. 5.88% 2032............    1,000,000        948,488
                       Seagate Technology Holdings 8.00% 2009......................      300,000        324,000
                       Xerox Corp. 9.75% 2009*.....................................      900,000        972,000
                       Xerox Corp. 7.63% 2013......................................      350,000        334,250

                       Computer Services -- 0.4%
                       Computer Sciences Corp. 5.00% 2013..........................    1,250,000      1,224,035
                       Cooperative Computing, Inc. 10.50% 2011*....................      175,000        179,375

                       Computer Software -- 0.5%
                       Anteon Corp. 12.00% 2009....................................      131,000        145,410
                       Unisys Corp. 6.88% 2010.....................................      300,000        301,500
                       Unisys Corp. 8.13% 2006.....................................    1,350,000      1,424,250

                       Electronics -- 0.2%
                       AMI Semiconductor, Inc. 10.75% 2013*........................      250,000        282,500
                       Stoneridge, Inc. 11.50% 2012................................      300,000        336,000

                       Telecommunications -- 6.6%
                       Qwest Communications International, Inc., Series B 7.50%
                         2008......................................................      225,000        195,750
                       Accident Escrow Corp. 10.00% 2011*..........................      400,000        402,000
                       AirGate PCS, Inc. 13.50% 2009(4)............................      400,000        220,000
                       Alamosa Holdings, Inc. 12.88% 2010(4).......................      725,000        471,250
                       AT&T Wireless Services, Inc. 6.88% 2005.....................    1,000,000      1,074,109
                       AT&T Wireless Services, Inc. 8.75% 2031.....................      250,000        288,120
                       Block Communications, Inc. 9.25% 2009.......................      300,000        320,250
                       CenturyTel, Inc., Series H 8.38% 2010.......................    2,510,000      3,001,561
                       Cincinnati Bell, Inc. 7.25% 2013*...........................      200,000        189,500
                       Citizens Communications Co. 8.50% 2006......................    1,650,000      1,883,752
                       Citizens Communications Co. 9.25% 2011......................      500,000        614,508
                       Deutsche Telekom International Finance BV 5.25% 2013........      900,000        861,731
                       DirecTV Holdings LLC 8.38% 2013*............................      425,000        469,625
                       Horizon PCS, Inc. 13.75% 2011(8)............................      250,000         55,000
                       Nextel Communications, Inc. 9.38% 2009......................    1,150,000      1,219,000
                       Nextel Communications, Inc. 9.95% 2008(4)...................      725,000        754,000

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Nextel Partners, Inc. 11.00% 2010...........................  $   100,000   $    106,000
                       Nextel Partners, Inc. 12.50% 2009...........................      450,000        497,250
                       Panamsat Corp. 8.50% 2012...................................      625,000        650,000
                       Qwest Services Corp. 8.88% 2012*............................    1,025,000      1,050,625
                       Qwest Services Corp. 13.50% 2010*...........................    1,875,000      2,015,625
                       Rogers Cantel, Inc. 8.80% 2007..............................       75,000         76,125
                       Sprint Capital Corp. 6.13% 2008.............................    2,000,000      2,075,740
                       Sprint Capital Corp. 6.38% 2009.............................      350,000        357,066
                       Telecom de Puerto Rico 6.65% 2006...........................    2,000,000      2,169,002
                       TeleCorp PCS, Inc. 11.63% 2009(4)...........................      225,000        234,000
                       Tritel PCS, Inc. 10.38% 2011................................    1,007,000      1,232,316
                       Tritel PCS, Inc. 12.75% 2009(4).............................      112,000        118,160
                       Triton PCS, Inc. 8.50% 2013*................................      500,000        520,000
                       Verizon Global Funding Corp. 7.75% 2032.....................      500,000        558,960
                                                                                                   -------------
                                                                                                     31,661,145
                                                                                                   -------------
                       MATERIALS -- 7.5%
                       Chemicals -- 1.2%
                       Lyondell Chemical Co., Series B 9.88% 2007..................      250,000        242,500
                       Equistar Chemical 10.13% 2008...............................      325,000        321,750
                       FMC Corp. 10.25% 2009.......................................      300,000        334,500
                       Foamex LP 9.88% 2007........................................      225,000        137,250
                       Foamex LP 10.75% 2009.......................................      175,000        153,125
                       Foamex LP 13.50% 2005.......................................      150,000        102,000
                       General Chemical Industrial Products, Inc. 10.63% 2009(1)...      200,000         60,000
                       Hexcel Corp. 9.75% 2009.....................................      325,000        326,625
                       Hexcel Corp. 9.88% 2008*....................................      200,000        216,500
                       Huntsman International, LLC 10.13% 2009.....................      500,000        480,000
                       Lyondell Chemical Co. 9.50% 2008............................      300,000        285,000
                       Lyondell Chemical Co. 10.88% 2009...........................      325,000        299,000
                       Lyondell Chemical Co., Series A 9.63% 2007..................      150,000        145,125
                       Reliance Industries, Ltd. 8.25% 2027*.......................      500,000        536,438
                       Rhodia SA 7.63% 2010*.......................................       75,000         73,125
                       Rhodia SA 8.88% 2011*.......................................      225,000        214,875
                       Texas Petrochemicals Corp. 11.13% 2006(1)...................      300,000         79,500
                       United Industries Corp. 9.88% 2009..........................      350,000        367,500

                       Forest Products -- 3.1%
                       Abitibi-Consolidated, Inc. 8.55% 2010.......................    1,500,000      1,600,535
                       Berry Plastics Corp. 10.75% 2012............................      150,000        164,250
                       Georgia-Pacific Corp. 7.50% 2006............................       50,000         50,000
                       Georgia-Pacific Corp. 8.13% 2011............................      675,000        664,875
                       Georgia-Pacific Corp. 9.38% 2013*...........................      925,000        980,500
                       Graham Packaging Co., Series B 8.75% 2008*..................      225,000        223,875
                       Graham Packaging/GPC Capital Co. 4.74% 2004(6)..............      200,000        173,000
                       Owens-Brockway Glass Container 7.75% 2011*..................      300,000        303,000
                       Owens-Brockway Glass Container 8.25% 2013*..................      175,000        176,750
                       Owens-Illinois, Inc. 7.15% 2005.............................      550,000        552,750
                       Owens-Illinois, Inc. 8.10% 2007.............................      200,000        200,000
                       Plastipak Holdings, Inc. 10.75% 2011........................      425,000        459,000
                       Pliant Corp. 13.00% 2010....................................      325,000        282,750
                       Pope & Talbot, Inc. 8.38% 2013..............................      250,000        237,500
                       Riverwood International Corp. 10.88% 2008...................      375,000        384,375
                       Stone Container Corp. 9.75% 2011............................      400,000        424,000
                       Westvaco Corp. 7.65% 2027...................................    1,500,000      1,653,630
                       Weyerhaeuser Co. 7.38% 2032.................................    2,000,000      2,070,162

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 3.2%
                       Alltrista Corp. 9.75% 2012..................................  $   175,000   $    184,625
                       Associated Materials, Inc. 9.75% 2012.......................      275,000        297,000
                       Barrick Gold Corp. 7.50% 2007...............................    2,000,000      2,280,114
                       Compass Minerals Group, Inc. 10.00% 2011....................      325,000        362,375
                       Euramax International, Ltd. 8.50% 2011*.....................      500,000        497,115
                       Euramax International, Ltd. 11.25% 2006.....................      350,000        357,000
                       Inco, Ltd. 9.60% 2022.......................................    1,460,000      1,526,017
                       MMI Products, Inc., Series B 11.25% 2007....................      425,000        297,500
                       Neenah Corp., Series B 11.13% 2007(1).......................      250,000        117,500
                       Neenah Corp., Series F 11.13% 2007(1).......................      125,000         58,750
                       Noranda, Inc. 8.13% 2004....................................    1,750,000      1,814,274
                       Placer Dome, Inc., Series B 8.50% 2045......................    1,870,000      2,004,041
                       Republic Engineered Products, LLC 10.00% 2009...............       28,235          7,059
                       Republic Technologies International, LLC 13.75%
                         2009(1)(2)................................................      150,000              0
                       Russell-Stanley Holdings, Inc. 9.00% 2008*(2)(7)............       11,466          4,586
                       Ryerson Tull, Inc. 9.13% 2006...............................      275,000        266,750
                       Salt Holdings Corp. 12.00% 2013*(4).........................      475,000        275,500
                       Salt Holdings Corp. 12.75% 2012*(4).........................      175,000        117,250
                       Shaw Group, Inc. 10.75% 2010*...............................      125,000        113,750
                       Unifrax Investment Corp. 10.50% 2003........................      179,000        179,224
                       United States Steel Corp. 9.75% 2010........................      300,000        288,000
                                                                                                   -------------
                                                                                                     26,024,195
                                                                                                   -------------
                       MUNICIPAL BONDS -- 0.2%
                       Municipal Bonds -- 0.2%
                       Atlanta & Fulton County Georgia Recreation Authority 7.00%
                         2028......................................................      500,000        554,830
                       McKeesport, Pennsylvania 7.30% 2020.........................      250,000        262,635
                                                                                                   -------------
                                                                                                        817,465
                                                                                                   -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.4%
                       Foreign Government -- 0.4%
                       United Mexican States 7.50% 2033............................    1,400,000      1,337,000
                                                                                                   -------------

                       REAL ESTATE -- 1.0%
                       Real Estate Companies -- 0.2%
                       CBRE Escrow, Inc. 9.75% 2010*...............................       75,000         80,250
                       EOP Operating LP 7.75% 2007.................................      250,000        285,778
                       Susa Partnership LP 8.20% 2017..............................      250,000        308,165

                       Real Estate Investment Trusts -- 0.8%
                       Apache Finance Property, Ltd. 7.00% 2009....................      550,000        620,693
                       Felcor Lodging LP 8.50% 2011................................      100,000        101,750
                       MeriStar Hospitality Corp., Series 9.13% 2011...............      275,000        269,500
                       RFS Partnership LP 9.75% 2012...............................      225,000        229,500
                       Simon Property Group LP 6.35% 2012..........................    1,400,000      1,463,561
                                                                                                   -------------
                                                                                                      3,359,197
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 0.8%
                       U.S. Government Agencies -- 0.8%
                       Federal National Mtg. Assoc. 6.50% 2029-2032................    2,516,627      2,587,924
                                                                                                   -------------

                       UTILITIES -- 2.2%
                       Electric Utilities -- 1.1%
                       Alabama Power Co. 5.70% 2033................................    1,000,000        925,014
                       Illinois Power Co. 11.50% 2010*.............................      375,000        416,250
                       Israel Electric Corp., Ltd. 7.75% 2009*.....................      500,000        542,344
                       Israel Electric Corp., Ltd. 7.88% 2026*.....................    1,250,000      1,096,064

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Electric Utilities (continued)
                       Oncor Electric Delivery Co. 6.38% 2012......................  $   250,000   $    268,398
                       Reliant Resources, Inc. 9.25% 2010*.........................      175,000        168,000
                       Reliant Resources, Inc. 9.50% 2013*.........................      225,000        216,000

                       Gas & Pipeline Utilities -- 1.1%
                       El Paso Energy Corp. 6.75% 2009.............................      225,000        175,500
                       El Paso Energy Corp. 6.95% 2007.............................      250,000        205,000
                       El Paso Energy Corp. 7.80% 2031.............................      825,000        581,625
                       El Paso Energy Corp. 8.05% 2030.............................      400,000        288,000
                       El Paso Natural Gas Co. 6.75% 2003..........................      500,000        498,750
                       El Paso Production Holding Co. 7.75% 2013*..................      250,000        229,375
                       GulfTerra Energy Partners LP 10.63% 2012....................      125,000        143,125
                       Semco Energy, Inc. 7.13% 2008*..............................      225,000        225,844
                       Tennessee Gas Pipeline Co. 7.50% 2017.......................      150,000        142,500
                       Tennessee Gas Pipeline Co. 8.38% 2032.......................      175,000        171,500
                       Transcontinental Gas Pipe Line Corp., Series B 7.00% 2011...      100,000         98,500
                       Williams Cos., Inc. 7.63% 2019..............................      250,000        222,500
                       Williams Cos., Inc. 7.88% 2021..............................      575,000        517,500
                       Williams Cos., Inc. 8.63% 2010..............................      200,000        199,500
                                                                                                   -------------
                                                                                                      7,331,289
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $301,908,483).....................                 304,808,260
                                                                                                   -------------
                       COMMON STOCK -- 0.0%                                            SHARES
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       AMF Bowling Worldwide, Inc.+................................          250          6,550
                                                                                                   -------------

                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       NTL, Inc.+..................................................        2,601        108,748
                       Viatel Holding (Bermuda), Ltd.(2)...........................        1,383            691
                                                                                                   -------------
                                                                                                        109,439
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Metals & Minerals -- 0.0%
                       Russell-Stanley Holdings, Inc.+*(2).........................        1,500            450
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $1,051,057)........................                     116,439
                                                                                                   -------------
                       PREFERRED STOCK -- 1.6%
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 1.1%
                       Financial Services -- 1.1%
                       Citigroup, Inc., Series F 6.37%.............................       42,000      2,257,500
                       Lehman Brothers Holdings, Inc., Series D 5.67%..............       30,000      1,500,000
                                                                                                   -------------
                                                                                                      3,757,500
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Broadcasting & Media -- 0.2%
                       PRIMEDIA, Inc., Series F 9.20%..............................        5,825        541,725
                                                                                                   -------------

                                                           ---------------------

                       PREFERRED STOCK (CONTINUED)                                     SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       McLeodUSA, Inc. 2.50%.......................................        2,455   $     11,833
                                                                                                   -------------

                       REAL ESTATE -- 0.3%
                       Real Estate Investment Trusts -- 0.3%
                       ProLogis Trust, Series C 8.54%..............................       20,000      1,120,000
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $5,336,752).....................                   5,431,058
                                                                                                   -------------
                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Retail -- 0.0%
                       Jostens, Inc. Expires 05/01/2010*...........................          125          9,387
                                                                                                   -------------

                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       MDP Acquisitions, PLC Expires 10/01/2013....................          100            700
                       Olympic Financial, Ltd. Expires 03/15/2007(2)...............        1,300              0
                                                                                                   -------------
                                                                                                            700
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/2011*(2).............           75              1
                       Pliant Corp. Expires 06/01/2010*............................          100             50
                                                                                                   -------------
                                                                                                             51
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       UIH Australia Pacific, Inc. Expires 05/15/2006*(2)..........          100              0
                       XM Satellite Radio, Inc. Expires 03/15/2010*................          125          1,188

                       Leisure & Tourism -- 0.0%
                       AMF Bowling Worldwide, Inc., Series A Expires 03/09/2009....          590          4,277
                       AMF Bowling Worldwide, Inc., Series B Expires 03/09/2009....          576          2,074
                                                                                                   -------------
                                                                                                          7,539
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       McLeodUSA, Inc. Expires 04/16/2007..........................        5,443          1,470
                                                                                                   -------------

                       MATERIALS -- 0.0%
                       Metals & Minerals -- 0.0%
                       Republic Technologies International, LLC Expires
                         07/15/2009*(2)............................................          150              0
                                                                                                   -------------
                       TOTAL WARRANTS (cost $125,547)..............................                      19,147
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $308,421,839).............                 310,374,904
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                       SHORT-TERM SECURITIES -- 9.6%                                   AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 9.6%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.50%
                         due 08/01/03
                         (cost $33,082,000)........................................  $33,082,000   $ 33,082,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $341,503,839)                99.6%                                   343,456,904
                       Other assets less liabilities --      0.4                                      1,258,986
                                                           ------                                  -------------
                       NET ASSETS --                       100.0%                                  $344,715,890
                                                           ------                                  =============
                                                           ------

              -----------------------------

              +   Non-income producing security.

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2003, the aggregate value of these securities was $43,096,990 representing 12.50% of net assets.

              (1) Bond in default.

              (2) Fair valued security; See Note 2.

              (3) Variable rate security -- the rate reflected is as of July 31,
                  2003; maturity date reflects next reset date.

              (4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (5) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

              (6) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2003.

              (7) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash.

              (8) Bond in default subsequent to July 31, 2003.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO                  INVESTMENT PORTFOLIO -- JULY 31, 2003

    Goldman Sachs Asset Management International                     (UNAUDITED)

                                                                                         PRINCIPAL
                                                                                          AMOUNT
                                                                                      (DENOMINATED IN
                                          BONDS & NOTES -- 94.6%                      LOCAL CURRENCY)        VALUE
                       -----------------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.2%
                       Government of Australia 6.50% 2013..........................  AUD       400,000   $    277,433
                                                                                                         -------------
                       BELGIUM -- 2.0%
                       Kingdom of Belgium 4.75% 2005...............................  EUR       700,000        820,769
                       Kingdom of Belgium 5.50% 2028...............................  EUR       600,000        720,204
                       Kingdom of Belgium 6.50% 2005...............................  EUR     1,100,000      1,316,724
                                                                                                         -------------
                                                                                                            2,857,697
                                                                                                         -------------
                       CANADA -- 2.6%
                       Government of Canada 5.25% 2012.............................  CAD     3,000,000      2,183,504
                       Government of Canada 6.00% 2008.............................  CAD       600,000        460,656
                       Government of Canada 8.00% 2027.............................  CAD       500,000        473,700
                       North American Capital Corp. 8.25% 2003 (Finance)...........  GBP       300,000        487,997
                                                                                                         -------------
                                                                                                            3,605,857
                                                                                                         -------------
                       DENMARK -- 0.6%
                       Kingdom of Denmark 6.00% 2011...............................  DKK     5,000,000        852,917
                                                                                                         -------------
                       FRANCE -- 9.8%
                       France Telecom SA 7.25% 2013 (Information Technology).......  EUR       210,000        269,602
                       France Telecom SA 8.13% 2033 (Information Technology).......  EUR       190,000        260,898
                       Government of France 5.00% 2005.............................  EUR     1,000,000      1,175,573
                       Government of France 5.50% 2029.............................  EUR       600,000        721,173
                       Government of France 6.50% 2006.............................  EUR     6,500,000      8,088,772
                       Government of France 8.50% 2019.............................  EUR     1,000,000      1,605,613
                       Government of France 8.50% 2023.............................  EUR       400,000        656,998
                       Natexis Banques Populaires 7.00% 2005 (Finance).............  USD       800,000        870,008
                                                                                                         -------------
                                                                                                           13,648,637
                                                                                                         -------------
                       GERMANY -- 7.9%
                       Federal Republic of Germany 4.50% 2013......................  EUR     4,500,000      5,185,923
                       Federal Republic of Germany 5.50% 2031......................  EUR       800,000        966,736
                       Federal Republic of Germany 6.25% 2024......................  EUR       600,000        793,826
                       Federal Republic of Germany 6.88% 2005......................  EUR     3,400,000      4,103,938
                                                                                                         -------------
                                                                                                           11,050,423
                                                                                                         -------------
                       ITALY -- 2.4%
                       Republic of Italy 4.38% 2006................................  EUR       600,000        630,652
                       Republic of Italy 5.25% 2029................................  EUR     1,400,000      1,599,342
                       Republic of Italy 6.00% 2031................................  EUR       300,000        381,001
                       Republic of Italy 6.50% 2027................................  EUR       500,000        673,976
                                                                                                         -------------
                                                                                                            3,284,971
                                                                                                         -------------
                       JAPAN -- 12.0%
                       Development Bank of Japan 1.70% 2022 (Finance)..............  JPY    75,000,000        654,033
                       Government of Japan 0.90% 2008..............................  JPY   675,000,000      5,760,562
                       Government of Japan 1.30% 2011..............................  JPY   720,000,000      6,251,460
                       Government of Japan 1.30% 2012..............................  JPY   155,000,000      1,339,752
                       Government of Japan 1.90% 2010..............................  JPY   140,000,000      1,270,036

---------------------

                                                                                         PRINCIPAL
                                                                                          AMOUNT
                                                                                      (DENOMINATED IN
                                        BONDS & NOTES (CONTINUED)                     LOCAL CURRENCY)        VALUE
                       -----------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Government of Japan 1.90% 2021..............................  JPY   150,000,000   $  1,360,790
                       Government of Japan 2.50% 2020..............................  JPY    20,000,000        197,272
                                                                                                         -------------
                                                                                                           16,833,905
                                                                                                         -------------
                       LUXEMBOURG -- 0.8%
                       Sogerim SA 7.00% 2011 (Information Technology)..............  EUR       260,000        332,187
                       Tyco International Group SA 5.50% 2008
                         (Industrial & Commercial).................................  EUR       370,000        405,195
                       Tyco International Group SA 6.13% 2007
                         (Industrial & Commercial).................................  EUR       350,000        397,051
                                                                                                         -------------
                                                                                                            1,134,433
                                                                                                         -------------
                       MEXICO -- 0.2%
                       United Mexican States 7.50% 2033............................  USD       270,000        257,850
                                                                                                         -------------
                       NETHERLANDS -- 3.4%
                       BAT Holdings BV 3.04% 2005 (Finance)(1).....................  EUR       360,000        403,734
                       Deutsche Telekom International Finance BV 8.25% 2005
                         (Information Technology)..................................  USD       640,000        703,846
                       Government of Netherlands 4.00% 2005........................  EUR       500,000        577,070
                       Imperial Tobacco Overseas BV 7.13% 2009 (Consumer
                         Staples)..................................................  USD       450,000        491,440
                       Koninklijke KPN NV 7.25% 2006 (Information Technology)......  EUR       530,000        653,338
                       Munich Re Finance BV 6.75% 2013 (Finance)(1)................  EUR       600,000        723,468
                       Olivetti Finance NV 7.75% 2033 (Finance)....................  EUR       170,000        227,518
                       Olivetti International Finance NV 6.88% 2013 (Finance)......  EUR       760,000        957,775
                                                                                                         -------------
                                                                                                            4,738,189
                                                                                                         -------------
                       NORWAY -- 0.5%
                       Sparebanken Rogaland 9.20% 2004 (Finance)*(1)...............  USD       700,000        740,664
                                                                                                         -------------
                       SPAIN -- 4.5%
                       Kingdom of Spain 4.00% 2010.................................  EUR     5,000,000      5,692,655
                       Santander Financial Issuances, Ltd. 7.88% 2005 (Finance)....  USD       600,000        657,637
                                                                                                         -------------
                                                                                                            6,350,292
                                                                                                         -------------
                       SWEDEN -- 7.7%
                       Kingdom of Sweden 3.50% 2006................................  SEK    26,000,000      3,173,880
                       Kingdom of Sweden 5.50% 2012................................  SEK    28,000,000      3,652,411
                       Kingdom of Sweden 8.00% 2007................................  SEK    28,000,000      3,948,460
                                                                                                         -------------
                                                                                                           10,774,751
                                                                                                         -------------
                       UNITED KINGDOM -- 9.9%
                       British Telecommunications, PLC 8.38% 2010
                         (Information Technology)..................................  USD       480,000        573,540
                       Gallaher Group, PLC 4.88% 2005 (Consumer Staples)...........  EUR     1,400,000      1,611,956
                       Lehman Brothers Holdings, PLC 6.95% 2004 (Finance)..........  GBP       800,000      1,314,888
                       Midland Bank, PLC 8.63% 2004 (Finance)......................  USD     1,300,000      1,414,955
                       National Westminster Bank, PLC 7.75% 2007 (Finance)(1)......  USD       330,000        378,345
                       NGG Finance, PLC 5.25% 2006 (Finance).......................  EUR       620,000        728,708
                       NGG Finance, PLC 6.13% 2011 (Finance).......................  EUR       160,000        195,285
                       Royal Bank of Scotland Group, PLC 5.25% 2008 (Finance)......  GBP       900,000        545,076
                       United Kingdom Treasury 4.25% 2036..........................  GBP       600,000        878,411
                       United Kingdom Treasury 5.00% 2012..........................  GBP       700,000      1,165,640
                       United Kingdom Treasury 6.75% 2004..........................  GBP       300,000        502,553
                       United Kingdom Treasury 7.25% 2007..........................  GBP       570,000      1,029,606
                       United Kingdom Treasury 8.00% 2021..........................  GBP       400,000        895,720
                       United Kingdom Treasury 8.50% 2005..........................  GBP       300,000        533,133
                       United Kingdom Treasury 8.75% 2017..........................  GBP       400,000        911,653

                                                           ---------------------

                                                                                         PRINCIPAL
                                                                                          AMOUNT
                                                                                      (DENOMINATED IN
                                        BONDS & NOTES (CONTINUED)                     LOCAL CURRENCY)        VALUE
                       -----------------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       United Utilities, PLC 6.45% 2008 (Utilities)................  USD       400,000   $    433,452
                       Vodafone Airtouch, PLC 7.63% 2005 (Information
                         Technology)...............................................  USD       650,000        705,185
                                                                                                         -------------
                                                                                                           13,818,106
                                                                                                         -------------
                       UNITED STATES -- 30.1%
                       Alabama Power Co. 4.88% 2004 (Energy).......................  USD       800,000        829,048
                       Associates Corp. of North America 5.80% 2004 (Finance)......  USD     1,200,000      1,238,762
                       Cendant Corp. 7.38% 2013 (Industrial & Commercial)..........  USD       150,000        166,665
                       Citicorp 5.50% 2010 (Finance)...............................  DEM     1,400,000        835,738
                       Citigroup, Inc. 6.75% 2005 (Finance)........................  USD       400,000        439,499
                       Citizens Communications Co. 9.00% 2031
                         (Information Technology)..................................  USD       140,000        170,568
                       Comcast Cable Communications, Inc. 8.38% 2007
                         (Information Technology)..................................  USD       500,000        575,200
                       Countrywide Home Loans, Inc. 2.75% 2006 (Finance)...........  EUR       300,000        331,619
                       Countrywide Home Loans, Inc. 5.25% 2005 (Finance)...........  DEM       650,000        388,684
                       DaimlerChrysler NA Holding Corp. 7.50% 2006
                         (Consumer Discretionary)..................................  GBP       200,000        342,373
                       Federal Home Loan Mtg. Corp. 4.50% 2004(2)..................  USD     2,500,000      2,847,661
                       Federal Home Loan Mtg. Corp. 5.13% 2012(2)..................  USD     1,400,000      1,387,452
                       Federal National Mtg. Assoc. 4.50% TBA......................  USD     5,000,000      4,850,000
                       Ford Motor Credit Co. 7.25% 2011 (Finance)..................  EUR       420,000        415,744
                       General Electric Capital Corp. 5.00% 2007 (Finance).........  USD       800,000        844,676
                       General Motors Acceptance Corp. 7.00% 2005 (Finance)........  USD       280,000        330,277
                       General Motors Corp. 8.38% 2033 (Finance)...................  USD       210,000        226,388
                       Household Finance Corp. 5.88% 2008 (Finance)................  EUR       230,000        280,011
                       KFW International Finance, Inc. 7.63% 2003 (Finance)........  GBP     1,000,000      1,633,371
                       Kraft Foods, Inc. 5.25% 2007 (Consumer Staples).............  USD       260,000        272,405
                       Philip Morris Finance, Ltd. 4.50% 2006 (Finance)............  EUR       410,000        454,157
                       Simon Property Group, Inc. 7.13% 2005 (Real Estate).........  USD       300,000        325,321
                       Spieker Properties, Inc. 6.90% 2004 (Real Estate)...........  USD       600,000        613,418
                       Standard Chartered Capital Trust 8.16% 2010 (Finance)(1)....  EUR       550,000        712,974
                       United States Treasury Bonds 5.38% 2031(2)..................  USD     1,300,000      1,293,500
                       United States Treasury Bonds 7.50% 2024@....................  USD     2,700,000      3,399,045
                       United States Treasury Bonds 8.13% 2019@....................  USD     2,500,000      3,279,492
                       United States Treasury Bonds 8.88% 2017@....................  USD     1,100,000      1,518,602
                       United States Treasury Notes 3.25% 2007@....................  USD     1,000,000      1,011,523
                       United States Treasury Notes 3.50% 2006@....................  USD     1,700,000      1,749,540
                       United States Treasury Notes 3.63% 2013.....................  USD       300,000        279,891
                       United States Treasury Notes 4.63% 2006@....................  USD     3,000,000      3,192,069
                       United States Treasury Notes 5.63% 2008@....................  USD     1,100,000      1,213,523
                       United States Treasury Notes 6.50% 2010@....................  USD     2,700,000      3,109,007
                       UST, Inc. 6.63% 2012 (Consumer Staples).....................  USD       240,000        259,216
                       Verizon Global Funding Corp. 6.13% 2007
                         (Information Technology)..................................  USD       520,000        568,066
                       Washington Mutual, Inc. 8.25% 2005 (Finance)................  USD       630,000        695,865
                                                                                                         -------------
                                                                                                           42,081,350
                                                                                                         -------------
                       TOTAL INVESTMENT SECURITIES (cost $121,690,914).............                       132,307,475
                                                                                                         -------------

---------------------

                                                                                         PRINCIPAL
                                      SHORT-TERM SECURITIES -- 4.8%                       AMOUNT             VALUE
                       -----------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 4.8%
                       Euro Time Deposit with State Street Bank & Trust Co.
                         0.50% due 08/01/03@ (cost $6,711,000).....................        $ 6,711,000   $  6,711,000
                                                                                                         -------------
                       TOTAL INVESTMENTS --
                         (cost $128,401,914)                99.4%                                         139,018,475
                       Other assets less liabilities --      0.6                                              781,683
                                                           ------                                        -------------
                       NET ASSETS --                       100.0%                                        $139,800,158
                                                           ------                                        =============
                                                           ------

              -----------------------------

                        *    Securities exempt from registration under Rule 144A of the
                             Securities Act of 1933. These securities may be sold in
                             transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2003, the aggregate value of these securities was $740,664 representing 0.53% of net assets.

                        @    The security or a portion thereof represents collateral for open futures contracts.

                       TBA  --   Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity
                                 date. The actual principal and maturity date will be
                                 determined upon settlement date.

              (1) Variable rate security -- the rate reflected is as of July 31,
                  2003; maturity date reflects next reset date.

              (2) The security or a portion thereof represents collateral for
                  TBA's.

              OPEN FUTURES CONTRACTS

                       ----------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                       NUMBER OF                                 EXPIRATION      VALUE AT     VALUE AS OF    APPRECIATION/
                       CONTRACTS         DESCRIPTION                DATE        TRADE DATE   JULY 31, 2003   (DEPRECIATION)
                       ----------------------------------------------------------------------------------------------------
                        40 Short  Long Gilt Future             September 2003   $7,794,879     $7,648,890       $145,989
                        25 Short  U.S. Treasury 5 Year Note    September 2003    2,897,324      2,783,203        114,121
                         4 Short  Euro Bobl 5 Year Future      September 2003      509,676        501,095          8,581
                         29 Long  Euro Bund 10 Year Future     September 2003    3,753,601      3,721,068        (32,533)
                          3 Long  Japan 10 Year Bond           September 2003    3,599,403      3,530,217        (69,186)
                         52 Long  U.S. Treasury 10 Year Note   September 2003    5,831,534      5,752,500        (79,034)
                                                                                                                --------
                                                                                                                $ 87,938
                                                                                                                ========

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                       -----------------------------------------------------------------------
                            CONTRACT                IN            DELIVERY    GROSS UNREALIZED
                           TO DELIVER          EXCHANGE FOR         DATE        APPRECIATION
                       -----------------------------------------------------------------------
                       AUD         462,688   USD       299,914   09/26/2003     $    2,201
                       CAD       4,450,189   USD     3,297,218   09/19/2003        144,114
                       *CAD      7,434,421   USD     5,410,000   10/22/2003        151,189
                       *CHF     10,913,451   USD     8,197,915   10/22/2003        237,187
                       DKK       5,553,000   USD       855,822   08/29/2003         17,054
                       EUR      45,809,311   USD    52,511,213   08/29/2003      1,101,072
                       *EUR      7,136,334   USD     8,080,000   10/22/2003         83,492
                       GBP       6,395,196   USD    10,360,218   09/08/2003         94,688
                       JPY   1,986,119,069   USD    16,718,174   08/28/2003        210,983
                       *JPY    158,304,414   USD     1,333,000   10/22/2003         14,937
                       SEK      91,135,322   USD    11,856,389   09/18/2003        794,693
                       *SEK     10,967,064   USD     1,368,000   10/22/2003         38,917
                                                                                -----------
                                                                                 2,890,527
                                                                                ===========

                       -----------------------------------------------------------------------
                            CONTRACT                IN            DELIVERY    GROSS UNREALIZED
                           TO DELIVER          EXCHANGE FOR         DATE        DEPRECIATION
                       -----------------------------------------------------------------------
                       *NOK     29,941,023   EUR     3,581,205   10/22/2003        (76,148)
                       USD       2,719,980   AUD     4,128,000   10/22/2003        (70,340)
                       USD       4,065,312   GBP     2,471,870   10/22/2003       (108,477)
                       *USD      5,446,373   CAD     7,449,594   10/22/2003       (176,829)
                       *USD      5,391,000   CHF     7,263,757   10/22/2003        (92,512)
                       *USD      4,033,000   EUR     3,537,179   10/22/2003        (69,468)
                       *USD      4,111,232   JPY   482,583,960   10/22/2003        (93,177)
                       *USD      2,716,484   SEK    21,817,700   10/22/2003        (72,427)
                                                                                -----------
                                                                                  (759,378)
                                                                                -----------
                       Net Unrealized Appreciation (Depreciation)..........     $2,131,149
                                                                                ===========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                       AUD  --   Australian Dollar  GBP  --   Pound Sterling
                       CAD  --   Canadian Dollar    JPY  --   Japanese Yen
                       CHF  --   Swiss Franc        NOK  --   Norwegian Krone
                       DKK  --   Danish Krone       SEK  --   Swedish Krona
                       EUR  --   Euro               USD  --   United States Dollar

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    AIG SunAmerica Asset Management Corp.                            (UNAUDITED)

                                                                                       PRINCIPAL
                                          BONDS & NOTES -- 99.6%                         AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.4%
                       Apparel & Textiles -- 0.4%
                       Big 5 Corp., Series B 10.88% 2007...........................   $   504,000     $    529,200
                       Levi Strauss & Co. 7.00% 2006...............................       325,000          269,750
                       Levi Strauss & Co. 12.25% 2012*.............................       150,000          126,750
                       Warnaco, Inc. 8.88% 2013*...................................       450,000          468,000

                       Automotive -- 2.5%
                       Dana Corp. 9.00% 2011.......................................     1,375,000        1,471,250
                       Diamond Triumph Autoglass 9.25% 2008........................       875,000          736,094
                       Eagle-Picher, Inc. 9.75% 2013*..............................     1,075,000        1,066,400
                       General Motors Corp. 7.13% 2013.............................     1,950,000        1,901,767
                       Goodyear Tire & Rubber Co. 7.86% 2011.......................     2,125,000        1,561,875
                       Pep Boys 6.92% 2006.........................................     1,050,000        1,046,062

                       Housing -- 1.4%
                       Armstrong World Industries, Inc. 6.35% 2003(1)..............       250,000          126,250
                       Armstrong World Industries, Inc. 6.50% 2005(1)..............     1,400,000          707,000
                       Armstrong World Industries, Inc. 9.75% 2008(1)..............       875,000          441,875
                       International Utility Structures, Inc. 10.75% 2008(9).......     3,329,000        1,930,820
                       Oakwood Homes Corp. 7.88% 2004(1)...........................       950,000          261,250
                       Salton, Inc. 10.75% 2005....................................       200,000          198,000
                       Salton, Inc. 12.25% 2008....................................       730,000          740,950

                       Retail -- 3.1%
                       Collins & Aikman Floorcovering, Series B 9.75% 2010.........       550,000          572,000
                       Doane Pet Care Co. 9.75% 2007...............................       733,000          692,685
                       Doane Pet Care Co. 10.75% 2010..............................       600,000          654,000
                       J.C. Penney Co., Inc. 7.38% 2008............................     1,125,000        1,130,625
                       Rent-A-Center, Inc 7.50% 2010*..............................     2,075,000        2,137,250
                       Rent-Way, Inc. 11.88% 2010*.................................     1,525,000        1,570,750
                       Rite Aid Corp. 7.70% 2027...................................       900,000          720,000
                       Rite Aid Corp. 8.13% 2010*..................................       500,000          510,000
                       Rite Aid Corp. 9.50% 2011*..................................       550,000          585,750
                       Saks, Inc. 9.88% 2011.......................................       925,000        1,031,375
                                                                                                      -------------
                                                                                                        23,187,728
                                                                                                      -------------
                       CONSUMER STAPLES -- 0.8%
                       Food, Beverage & Tobacco -- 0.8%
                       Cott Beverages, Inc. 8.00% 2011.............................       500,000          530,000
                       Del Monte Corp. 8.63% 2012*.................................       575,000          598,000
                       Fleming Cos., Inc. 10.63% 2007(1)...........................     1,350,000            1,688
                       Royster-Clark, Inc. 10.25% 2009.............................       175,000          136,500
                       Smithfield Foods, Inc. 7.75% 2013*..........................       950,000          978,500
                       Smithfield Foods, Inc. 8.00% 2009...........................       350,000          367,500
                                                                                                      -------------
                                                                                                         2,612,188
                                                                                                      -------------
                       EDUCATION -- 0.2%
                       Education -- 0.2%
                       Kinder Care Learning Centers, Inc. 9.50% 2009...............       650,000          664,625
                                                                                                      -------------

                                                           ---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       ENERGY -- 9.9%
                       Energy Services -- 4.9%
                       Bluewater Finance, Ltd. 10.25% 2012(7)......................   $ 1,350,000     $  1,336,500
                       Citgo Petroleum Corp. 11.38% 2011*..........................     1,900,000        2,094,750
                       Encore Acquisition Co. 8.38% 2012*..........................     1,300,000        1,365,000
                       Grant Prideco Escrow Corp. 9.00% 2009*......................       325,000          346,125
                       Hanover Equipment Trust 8.50% 2008*.........................     1,250,000        1,306,250
                       Mirant Americas Generation, LLC 7.20% 2008(1)...............     1,800,000        1,305,000
                       Mirant Americas Generation, LLC 7.63% 2006(1)...............       718,000          524,140
                       Mirant Americas Generation, LLC 8.30% 2011(1)...............     3,307,000        2,381,040
                       Mirant Americas Generation, LLC 8.50% 2021(1)...............     2,550,000        1,836,000
                       Mirant Mid Atlantic, LLC (pass-through) 8.63% 2012(1).......     1,002,521          980,811
                       Mirant Mid Atlantic, LLC (pass-through) 9.13% 2017(1).......       894,528          871,969
                       PG&E Corp. 6.88% 2008*......................................       925,000          938,875

                       Energy Sources -- 5.0%
                       AES Drax Energy, Ltd. 11.50% 2010(1)........................     4,590,000           34,425
                       Calpine Canada Energy Finance, ULC 8.50% 2008...............    10,025,000        7,468,625
                       Calpine Corp. 4.00% 2006....................................       400,000          357,500
                       Calpine Corp. 8.75% 2007....................................       725,000          565,500
                       Chesapeake Energy Corp. 7.50% 2013*.........................       175,000          180,250
                       Chesapeake Energy Corp. 7.75% 2015*.........................       725,000          746,750
                       Chesapeake Energy Corp. 9.00% 2012*.........................       225,000          244,125
                       Forest Oil Corp. 7.75% 2014.................................       775,000          782,750
                       Forest Oil Corp. 8.00% 2011.................................       150,000          155,250
                       Frontier Escrow Corp. 8.00% 2013*...........................       575,000          590,813
                       Frontier Oil Corp. 9.13% 2006...............................        55,000           55,962
                       Frontier Oil Corp. 11.75% 2009..............................     1,025,000        1,137,750
                       KCS Energy, Inc. 8.88% 2006.................................       625,000          581,250
                       Tesoro Petroleum Corp. 8.00% 2008*..........................       350,000          357,000
                       Tiverton/Rumford Power Assoc., Ltd. 9.00% 2018*.............     1,325,000        1,180,906
                       Westport Resources Corp. 8.25% 2011*........................     1,300,000        1,384,500
                                                                                                      -------------
                                                                                                        31,109,816
                                                                                                      -------------
                       FINANCE -- 9.6%
                       Financial Services -- 7.5%
                       AmeriCredit Corp., Series B 9.88% 2006......................       875,000          850,938
                       Athena Neurosciences Finance, LLC 7.25% 2008................     3,975,000        3,140,250
                       Bear Island Paper Co., LLC, Series B 10.00% 2007............     2,125,000        1,742,500
                       Caithness Coso Funding Corp., Series B 9.05% 2009...........        22,290           23,404
                       Dana Credit Corp. 8.38% 2007*...............................       675,000          671,625
                       Eircom Funding 8.25% 2013*..................................     1,275,000        1,300,500
                       ESI Tractebel Acquisition Corp., Series B 7.99% 2011........     1,897,000        1,878,030
                       Huntsman Advanced Materials, LLC 11.00% 2010*...............       875,000          927,500
                       IOS Capital, LLC 7.25% 2008.................................       850,000          782,000
                       Jet Equipment Trust 8.24% 2012*.............................     1,402,257          490,790
                       LaBranche & Co., Inc. 12.00% 2007...........................       675,000          762,750
                       Madison River Capital, LLC 13.25% 2010......................     3,100,000        2,976,000
                       Nexstar Finance, LLC 12.00% 2008............................       900,000          994,500
                       PCA LLC/PCA Finance Corp. 11.88% 2009.......................     1,000,000        1,070,000
                       PDVSA Finance, Ltd. 6.80% 2008..............................     1,850,000        1,637,250
                       PDVSA Finance, Ltd. 8.50% 2012..............................     1,000,000          900,000
                       PX Escrow Corp. 9.63% 2006(2)...............................       980,000          784,000
                       Terra Capital, Inc. 11.50% 2010.............................     1,150,000        1,012,000
                       Terra Capital, Inc. 12.88% 2008.............................     1,475,000        1,570,875

---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 2.1%
                       Chukchansi Economic Development Authority 14.50% 2009*......   $ 2,875,000     $  3,493,125
                       Crum & Forster Holdings Corp. 10.38% 2013*..................     1,975,000        2,039,187
                       Fairfax Financial Holdings, Ltd. 8.25% 2015.................     1,250,000        1,156,250
                                                                                                      -------------
                                                                                                        30,203,474
                                                                                                      -------------
                       HEALTHCARE -- 4.1%
                       Drugs -- 0.3%
                       Amerisourcebergen Corp. 7.25% 2012*.........................     1,025,000        1,071,125

                       Health Services -- 2.8%
                       HCA, Inc. 6.95% 2012........................................     2,000,000        1,993,246
                       Healthsouth Corp. 7.63% 2012(8).............................       625,000          515,625
                       Healthsouth Corp. 8.38% 2011(8).............................     1,475,000        1,224,250
                       Healthsouth Corp. 10.75% 2008(8)............................     1,700,000        1,326,000
                       IASIS Healthcare Corp. 13.00% 2009..........................     1,500,000        1,665,000
                       Psychiatric Solutions, Inc. 10.63% 2013*....................     1,125,000        1,178,437
                       Tenet Healthcare Corp. 6.50% 2012...........................       450,000          409,500
                       Tenet Healthcare Corp. 7.38% 2013...........................       550,000          522,500

                       Medical Products -- 1.0%
                       Apogent Technologies, Inc. 6.50% 2013*......................     1,525,000        1,486,875
                       Universal Hospital Services, Inc. 10.25% 2008...............     1,600,000        1,648,000
                                                                                                      -------------
                                                                                                        13,040,558
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 6.7%
                       Aerospace & Military Technology -- 0.2%
                       Decrane Aircraft Holdings 12.00% 2008*......................       500,000          236,250
                       K&F Industries, Inc. 9.25% 2007.............................       515,000          534,312

                       Business Services -- 3.4%
                       Allied Waste North America, Inc. 7.63% 2006.................     1,200,000        1,230,000
                       Allied Waste North America, Inc. 7.88% 2013.................     1,450,000        1,479,000
                       Allied Waste North America, Inc. 9.25% 2012*................       450,000          491,625
                       Allied Waste North America, Inc. 10.00% 2009................     1,450,000        1,527,937
                       H&E Equipment Services LLC 11.13% 2012......................       425,000          369,750
                       Jefferson Smurfit Corp. 7.50% 2013*.........................       425,000          418,625
                       Mobile Mini, Inc. 9.50% 2013*...............................       750,000          787,500
                       Oslo Seismic Services, Inc. 8.28% 2011......................     1,100,495          910,660
                       Russel Metals, Inc. 10.00% 2009.............................       130,000          137,150
                       Service Corp. International 7.70% 2009......................     1,800,000        1,809,000
                       Stewart Enterprises 10.75% 2008.............................       600,000          669,000
                       Universal Compression, Inc. 7.25% 2010*.....................       725,000          732,250

                       Machinery -- 2.2%
                       Briggs & Stratton Corp. 8.88% 2011..........................       750,000          855,000
                       Dresser, Inc. 9.38% 2011....................................       750,000          770,625
                       National Equipment Services, Inc., Series C 10.00%
                         2004(1)...................................................     2,750,000          501,875
                       Prestolite Electric, Inc. 9.63% 2008........................     1,040,000          925,600
                       Terex Corp. 9.25% 2011......................................       200,000          211,000
                       Terex Corp., Series B 10.38% 2011...........................       325,000          351,000
                       Tyco International Group SA 6.75% 2011(7)...................     2,175,000        2,196,750
                       Tyco International Group SA 6.88% 2029......................     1,000,000          930,000
                       Venture Holdings Trust 11.00% 2007(1).......................       750,000          131,250

                       Multi-Industry -- 0.8%
                       Jacuzzi Brands, Inc. 9.63% 2010*............................       775,000          798,250
                       Park-Ohio Industries, Inc., Series D 9.25% 2007.............       675,000          600,750
                       US Industries, Inc. 11.25% 2005*............................     1,140,000        1,179,900

                                                           ---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 0.1%
                       Petroleum Helicopters, Inc. 9.38% 2009......................   $   350,000     $    383,250
                                                                                                      -------------
                                                                                                        21,168,309
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 21.4%
                       Broadcasting & Media -- 12.9%
                       CSC Holdings, Inc. 7.63% 2018...............................       225,000          208,125
                       Big City Radio, Inc. 11.25% 2005(1).........................        41,819           38,473
                       CF Cable TV, Inc. 9.13% 2007................................       475,000          495,781
                       Charter Communications Holdings, LLC 9.63% 2009.............     6,500,000        4,907,500
                       Charter Communications Holdings, LLC 9.92% 2011(2)..........     1,850,000        1,304,250
                       Charter Communications Holdings, LLC 10.00% 2011............       625,000          468,750
                       Charter Communications Holdings, LLC 10.25% 2010............       500,000          388,750
                       Charter Communications Holdings, LLC 10.75% 2009............     2,900,000        2,327,250
                       Charter Communications Holdings, LLC 11.13% 2011............     3,525,000        2,828,813
                       Charter Communications Holdings, LLC 12.13% 2012(2).........        50,000           24,750
                       CSC Holdings, Inc. 7.88% 2018...............................     2,100,000        1,974,000
                       CSC Holdings, Inc. 10.50% 2016..............................     2,025,000        2,156,625
                       Emmis Communications Corp. 12.50% 2011(2)...................     1,384,000        1,183,320
                       GCI, Inc. 9.75% 2007........................................       975,000          994,500
                       Granite Broadcasting Corp. 8.88% 2008.......................       975,000          945,750
                       Granite Broadcasting Corp. 9.38% 2005.......................        50,000           49,250
                       Granite Broadcasting Corp. 10.38% 2005......................     1,000,000          990,000
                       MJD Communications, Inc. 9.50% 2008.........................     4,250,000        3,995,000
                       Nexstar Finance Holdings, LLC 11.33% 2013*(2)...............     2,250,000        1,485,000
                       Nexstar Finance Holdings, LLC 16.00% 2009(2)................     1,100,000        1,001,000
                       Pegasus Satellite Communications, Inc. 11.25% 2010*.........     3,660,000        3,394,650
                       Rogers Cable, Inc. 8.75% 2032...............................       600,000          633,000
                       Rogers Cablesystems, Ltd. 11.00% 2015.......................     1,650,000        1,848,000
                       Salem Communications Holding Corp. 9.00% 2011...............       500,000          522,500
                       Shaw Communications, Inc. 7.25% 2011........................     1,400,000        1,463,000
                       Shaw Communications, Inc. 8.25% 2010........................     1,950,000        2,101,125
                       Susquehanna Media Co. 7.38% 2013............................       700,000          710,500
                       Vivendi Universal SA 9.25% 2010*............................       950,000        1,056,875
                       Young Broadcasting, Inc., Series B 9.00% 2006...............     1,275,000        1,275,000

                       Leisure & Tourism -- 8.5%
                       AMC Entertainment, Inc. 9.50% 2011..........................     1,235,000        1,278,225
                       American Airlines Trust, Series 01-2, Class C 7.80% 2006....     1,175,000          845,044
                       Atlas Air, Inc. 9.38% 2006(1)(3)............................       250,000           37,500
                       Atlas Air, Inc., Series C 8.01% 2010(3).....................       390,587           78,117
                       Continental Airlines, Inc., Series 99-2 7.73% 2011..........       481,054          373,359
                       Continental Airlines, Inc., Series 991C 6.95% 2009..........       728,899          546,189
                       Courtyard by Marriott II 10.75% 2008........................     1,375,000        1,359,531
                       Delta Air Lines, Inc. 7.78% 2012............................     2,281,709        1,878,082
                       Hard Rock Hotel, Inc. 8.88% 2013*...........................       725,000          744,938
                       Hollywood Casino Corp., Shreveport 13.00% 2006(4)(9)........     2,225,000        1,510,219
                       John Q Hammons Hotels LP, Series B 8.88% 2012...............       650,000          680,875
                       Mandalay Resort Group 10.25% 2007...........................     1,475,000        1,622,500
                       MGM Mirage, Inc. 8.50% 2010.................................     2,175,000        2,425,125
                       Northwest Airlines, Inc. 7.63% 2005.........................     1,050,000          866,250
                       Park Place Entertainment Corp. 9.38% 2007...................     1,250,000        1,365,625
                       Prime Hospitality Corp., Series B 8.38% 2012................     1,150,000        1,109,750
                       Riviera Holdings Corp. 11.00% 2010..........................     1,625,000        1,590,469
                       Six Flags, Inc. 8.88% 2010..................................       750,000          678,750
                       Steinway Musical Instruments, Inc. 8.75% 2011...............     1,525,000        1,542,156
                       Tricon Global Restaurants, Inc. 8.88% 2011(7)...............     1,100,000        1,237,500
                       Vail Resorts, Inc. 8.75% 2009...............................       775,000          802,125
                       Waterford Gaming, LLC 8.63% 2012*...........................     1,400,000        1,452,500

---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Worldspan LP 9.63% 2011*....................................   $   800,000     $    832,000
                       Wynn Las Vegas, LLC 12.00% 2010.............................     1,700,000        1,904,000
                                                                                                      -------------
                                                                                                        67,532,366
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 17.9%
                       Communication Equipment -- 1.2%
                       American Cellular Corp. 9.50% 2009..........................     2,875,000        1,782,500
                       American Tower Escrow Corp. zero coupon 2008(5)*............     2,825,000        1,864,500

                       Computers & Business Equipment -- 1.0%
                       Seagate Technology Holdings 8.00% 2009......................       350,000          378,000
                       Xerox Capital Trust 8.00% 2027..............................     1,350,000        1,080,000
                       Xerox Corp. 7.13% 2010......................................       475,000          452,438
                       Xerox Corp. 7.20% 2016......................................       250,000          230,000
                       Xerox Corp. 7.63% 2013......................................     1,200,000        1,146,000

                       Electronics -- 1.1%
                       Amkor Technology, Inc. 7.75% 2013*..........................       300,000          288,750
                       Amkor Technology, Inc. 9.25% 2008...........................       925,000          980,500
                       Chippac International, Ltd., Series B 12.75% 2009...........       225,000          244,687
                       Flextronics International, Ltd. 6.50% 2013*.................       977,000          903,725
                       On Semiconductor Corp. 12.00% 2010..........................       850,000          945,625
                       Pioneer Standard Electronics, Inc. 9.50% 2006...............        50,000           55,875

                       Telecommunications -- 14.6%
                       Alaska Communications Systems Holdings, Inc. 9.38% 2009.....       505,000          505,000
                       AirGate PCS, Inc. 5.13% 2008................................       187,143          163,282
                       AirGate PCS, Inc. 5.25% 2007................................     1,219,951        1,064,407
                       AirGate PCS, Inc. 13.50% 2009(2)............................     4,825,000        2,653,750
                       Alamosa Delaware, Inc. 13.63% 2011..........................     1,250,000        1,112,500
                       Alamosa Holdings, Inc. 12.87% 2010(2).......................     4,075,000        2,648,750
                       Allbritton Communications Co. 7.75% 2012....................       575,000          566,375
                       Centennial Cellular Operating Co., LLC 10.75% 2008..........       900,000          810,000
                       Centennial Communications Corp. 10.13% 2013*................     1,425,000        1,392,937
                       Charter Communications Operating, LLC 3.90% 2003............     1,591,940        1,503,498
                       Cincinnati Bell, Inc. 7.25% 2013*...........................       675,000          639,563
                       Fairpoint Communications, Inc. 12.50% 2010..................     1,600,000        1,664,000
                       Horizon PCS, Inc. 13.75% 2011(9)............................     4,091,000          900,020
                       IPCS, Inc. 14.00% 2010(1)...................................     2,225,000          111,250
                       LCI International, Inc. 7.25% 2007..........................     2,975,000        2,156,875
                       Midcom Communications, Inc. 8.25% 2003(1)(3)................       550,000                0
                       Nextel Communications, Inc. 7.38% 2015......................     2,025,000        1,974,375
                       Nextel Communications, Inc. 9.38% 2009......................     1,775,000        1,881,500
                       Nextel Communications, Inc. 9.95% 2008(2)...................     3,200,000        3,328,000
                       Panamsat Corp. 6.38% 2008...................................     1,125,000        1,146,094
                       Panamsat Corp. 8.50% 2012...................................       550,000          572,000
                       Qwest Capital Funding, Inc. 6.88% 2028......................     1,825,000        1,204,500
                       Qwest Capital Funding, Inc. 7.00% 2009......................       450,000          337,500
                       Qwest Capital Funding, Inc. 7.25% 2011......................     1,975,000        1,461,500
                       Qwest Capital Funding, Inc. 7.63% 2021......................     1,875,000        1,321,875
                       Qwest Capital Funding, Inc. 7.75% 2031......................       750,000          532,500
                       Qwest Capital Funding, Inc. 7.90% 2010......................     3,400,000        2,584,000
                       Qwest Services Corp. 8.88% 2012*............................       975,000          999,375
                       Rogers Wireless, Inc. 9.63% 2011............................       400,000          456,000
                       Rural Cellular Corp. 9.63% 2008.............................       200,000          170,000
                       Rural Cellular Corp. 9.75% 2010.............................       925,000          786,250
                       TELUS Corp. 8.00% 2011......................................     2,275,000        2,542,221
                       United States West Communications, Inc. 6.88% 2033..........     4,650,000        3,859,500

                                                           ---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       United States West Communications, Inc. 7.50% 2023..........   $   125,000     $    113,750
                       US Unwired, Inc., Series B 13.37% 2009(2)...................     5,650,000        2,853,250
                                                                                                      -------------
                                                                                                        56,368,997
                                                                                                      -------------
                       MATERIALS -- 8.2%
                       Chemicals -- 2.6%
                       Equistar Chemicals LP 10.63% 2011*..........................     1,575,000        1,559,250
                       Huntsman International, LLC 9.88% 2009......................     2,250,000        2,306,250
                       IMC Global, Inc. 11.25% 2011*...............................       675,000          675,000
                       Methanex Corp. 8.75% 2012...................................     1,050,000        1,149,750
                       Rockwood Specialties Group, Inc. 10.63% 2011*...............     1,200,000        1,233,000
                       Westlake Chemical Corp. 8.75% 2011*.........................     1,175,000        1,169,125

                       Forest Products -- 2.7%
                       Constar International, Inc. 11.00% 2012.....................     1,050,000        1,039,500
                       Georgia-Pacific Corp. 7.38% 2008*...........................     3,550,000        3,514,500
                       Kappa Beheer BV 10.63% 2009.................................       550,000          588,500
                       Koppers Industries, Inc. 9.88% 2007.........................     1,025,000        1,053,187
                       Owens-Brockway Glass Container 7.75% 2011*..................     1,250,000        1,262,500
                       Owens-Brockway Glass Container 8.75% 2012...................       275,000          290,125
                       Speciality Paperboard, Inc., Series B 9.38% 2006............     1,025,000          940,438

                       Metals & Minerals -- 2.9%
                       Crown Cork & Seal Co., Inc. 8.00% 2023......................       830,000          647,400
                       Crown Cork & Seal Co., Inc. 8.38% 2005......................     5,275,000        5,301,375
                       Crown European Holdings SA 10.88% 2013*.....................     1,200,000        1,272,000
                       Freeport McMoRan, Inc. 7.00% 2008...........................       975,000          653,250
                       MMI Products, Inc., Series B 11.25% 2007....................       975,000          682,500
                       Renco Metals, Inc. 11.50% 2049(1)...........................       600,000            1,500
                       Ryerson Tull, Inc. 9.13% 2006...............................       650,000          630,500
                                                                                                      -------------
                                                                                                        25,969,650
                                                                                                      -------------
                       REAL ESTATE -- 2.1%
                       Real Estate Companies -- 0.2%
                       LNR Property Corp. 7.63% 2013*..............................       725,000          721,375

                       Real Estate Investment Trusts -- 1.9%
                       Health Care REIT, Inc. 8.00% 2012...........................       775,000          830,323
                       Health Care REIT, Inc. 7.50% 2007...........................       775,000          829,619
                       National Health Investors, Inc. 7.30% 2007..................     1,800,000        1,752,750
                       RFS Partnership LP 9.75% 2012...............................       525,000          535,500
                       Senior Housing Properties Trust 7.88% 2015..................       350,000          351,750
                       Senior Housing Properties Trust 8.63% 2012..................     1,675,000        1,767,125
                                                                                                      -------------
                                                                                                         6,788,442
                                                                                                      -------------
                       UTILITIES -- 11.3%
                       Electric Utilities -- 4.3%
                       AES Corp. 8.75% 2013*.......................................     4,530,000        4,450,725
                       Edison Mission Energy 7.73% 2009............................       300,000          225,000
                       Edison Mission Energy 9.88% 2011............................     1,675,000        1,306,500
                       Edison Mission Energy 10.00% 2008...........................     2,050,000        1,619,500
                       Kansas Gas & Electric Co. 7.60% 2003........................       200,000          198,500
                       Mission Energy Holding Co. 13.50% 2008......................     1,325,000          662,500
                       Pacific Gas & Electric Co. 9.63% 2005*......................     2,000,000        2,060,000
                       Reliant Resources, Inc. 9.25% 2010*.........................       975,000          936,000
                       Reliant Resources, Inc. 9.50% 2013*.........................     2,200,000        2,112,000

                       Gas & Pipeline Utilities -- 6.7%
                       Colorado Interstate Gas Co. 6.85% 2037......................     1,600,000        1,552,000
                       Dynegy Holdings, Inc. 8.75% 2012............................       975,000          809,250

---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Dynegy, Inc. 7.45% 2006.....................................   $ 1,700,000     $  1,666,000
                       El Paso Production Holding Co. 7.75% 2013*..................     2,225,000        2,041,437
                       Leviathan Gas Pipeline 2001 Series A Partner 10.38% 2009....       925,000        1,010,563
                       Roseton/Danskammer 2001 Series A 7.27% 2010.................     3,450,000        3,243,000
                       Southern Natural Gas Co. 8.88% 2010*........................       950,000          978,500
                       Transcontinental Gas Pipe Line Corp. 8.88% 2012*............     2,975,000        3,213,000
                       Williams Cos., Inc. 7.13% 2011..............................     4,450,000        4,094,000
                       Williams Cos., Inc. 8.63% 2010..............................     2,600,000        2,593,500

                       Water Utilities -- 0.3%
                       Cia de Saneamento Basico do Estado de Sao Paulo 12.00%
                         2008*.....................................................       775,000          755,625
                                                                                                      -------------
                                                                                                        35,527,600
                                                                                                      -------------
                       TOTAL BONDS & NOTES (cost $310,572,377).....................                    314,173,753
                                                                                                      -------------
                       COMMON STOCK -- 0.0%                                              SHARES
                       --------------------------------------------------------------------------------------------
                       ENERGY -- 0.0%
                       Energy Sources -- 0.0%
                       Tri-Union Development Corp.(3)..............................         1,297               13
                       Tribo Petroleum Corp. Class A(3)*...........................         2,200               22
                                                                                                      -------------
                                                                                                                35
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       Capital Gaming International, Inc.+(3)......................           103                0
                                                                                                      -------------
                       TOTAL COMMON STOCK (cost $297,930)..........................                             35
                                                                                                      -------------
                       PREFERRED STOCK -- 1.9%
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Retail -- 0.0%
                       Rent-Way, Inc. Convertible(3)...............................            15          150,000
                                                                                                      -------------

                       INFORMATION & ENTERTAINMENT -- 1.0%
                       Broadcasting & Media -- 1.0%
                       CSC Holdings, Inc., Series M 11.13%.........................        26,909        2,798,536
                       Granite Broadcasting Corp. 12.75%...........................           500          380,000
                                                                                                      -------------
                                                                                                         3,178,536
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 0.9%
                       Telecommunications -- 0.9%
                       Rural Cellular Corp. 11.37%(6)..............................         2,825        2,062,250
                       Rural Cellular Corp. 12.25%(6)..............................         1,235          654,385
                                                                                                      -------------
                                                                                                         2,716,635
                                                                                                      -------------
                       TOTAL PREFERRED STOCK (cost $4,531,932).....................                      6,045,171
                                                                                                      -------------

                                                            WARRANTS -- 0.0%+
                       --------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/2011*(3).............         1,000               10
                                                                                                      -------------

                                                           ---------------------


                                           WARRANTS (CONTINUED)                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Knology, Inc. Expires 10/22/2007*(3)........................         6,000     $      1,500
                       UIH Australia Pacific, Inc. Expires 05/15/2006*(3)..........         1,000                0
                       XM Satellite Radio, Inc. Expires 03/15/2010*................         1,000            9,500
                                                                                                      -------------
                                                                                                            11,000
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       GT Group Telecom, Inc. Expires 02/01/2010*(3)...............         2,400               24
                       KMC Telecom Holdings, Inc. Expires 04/15/2008(3)............         4,650                0
                       Leap Wireless International, Inc. Expires 04/15/2010*.......         3,500               35
                       Leap Wireless International, Inc. Expires 04/15/2010*.......         3,700            3,700
                       Occidente Y Caribe Expires 03/15/2004(3)....................         9,000               90
                                                                                                      -------------
                                                                                                             3,849
                                                                                                      -------------
                       TOTAL WARRANTS (cost $398,874)..............................                         14,859
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $315,801,113).............                    320,233,818
                                                                                                      -------------

                                                                                       PRINCIPAL
                                                BONDS & NOTES -- SHORT POSITIONS -- (0.5%AMOUNT
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- (0.6%)
                       Automotive -- (0.6%)
                       Goodyear Tire & Rubber Co. 8.50% 2007 (Proceeds
                         $1,650,000)...............................................   $(2,000,000)      (1,710,000)
                                                                                                      -------------
                       TOTAL INVESTMENTS AND SHORT POSITIONS
                         (cost $314,151,113)               101.0%                                      318,523,818
                       Liabilities in excess of other
                       assets --                               (1.0)                                    (3,163,412)
                       ------                                                                         -------------
                       NET ASSETS --                       100.0%                                     $315,360,406
                                                           ------                                     =============
                                                           ------

              -----------------------------

              +   Non-income producing security.

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2003, the aggregate value of these securities was $79,103,949 representing 24.83% of net assets.

              #  Security represents an investment in an affiliated company.

              (1) Bond in default.

              (2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (3) Fair valued security; See Note 2.

              (4) Variable rate security -- the rate reflected is as of July 31,
                  2003; maturity date reflects next reset date.

              (5) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

              (6) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash.

              (7) The securities or a portion thereof represents collateral for securities sold short.

              (8) Subsequent to July 31, 2003, this security is no longer in default.

              (9) Bond in default subsequent to July 31, 2003.

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)      (UNAUDITED)

                                                                                            PRINCIPAL
                                          BONDS & NOTES -- 92.9%                             AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.2%
                       Apparel & Textiles -- 0.4%
                       Gap, Inc. 6.90% 2007........................................        $   65,000     $    68,412
                       Gap, Inc. 10.55% 2008.......................................           200,000         236,500
                       Oxford Industries, Inc. 8.88% 2011*.........................           105,000         109,988

                       Automotive -- 1.5%
                       Arvinmeritor, Inc. 8.75% 2012...............................            70,000          72,100
                       AutoNation, Inc. 9.00% 2008.................................           225,000         247,500
                       Collins & Aikman Products Co. 10.75% 2011...................           160,000         140,800
                       Eagle-Picher, Inc. 9.38% 2008...............................           140,000         138,600
                       Lear Corp., Series B 8.11% 2009.............................           300,000         339,750
                       Sonic Automotive, Inc. 11.00% 2008..........................           125,000         131,875
                       TRW Automotive, Inc. 9.38% 2013*............................           300,000         327,000

                       Housing -- 1.5%
                       Brand Services, Inc. 12.00% 2012............................           110,000         124,300
                       D. R. Horton, Inc. 6.88% 2013...............................           100,000          98,000
                       KB Home Corp. 7.75% 2010....................................           165,000         173,250
                       Meritage Corp. 9.75% 2011*..................................            85,000          92,225
                       Nortek, Inc. 9.25% 2007.....................................            50,000          51,250
                       Schuler Homes, Inc. 9.38% 2009..............................           235,000         256,150
                       Technical Olympic USA, Inc. 9.00% 2010......................           145,000         153,700
                       Technical Olympic USA, Inc. 10.38% 2012*....................           250,000         267,500
                       Toll Corp. 8.25% 2011.......................................           245,000         265,825

                       Retail -- 0.8%
                       J.C. Penney Co., Inc. 6.88% 2015............................            20,000          17,600
                       J.C. Penney Co., Inc. 7.60% 2007............................            35,000          35,525
                       J.C. Penney Co., Inc. 7.95% 2017............................           125,000         121,250
                       J.C. Penney Co., Inc. 8.00% 2010............................           100,000         101,500
                       J.C. Penney Co., Inc. 9.00% 2012............................           140,000         147,700
                       Payless Shoesource, Inc. 8.25% 2013*........................           300,000         293,250
                                                                                                          ------------
                                                                                                            4,011,550
                                                                                                          ------------
                       CONSUMER STAPLES -- 1.5%
                       Food, Beverage & Tobacco -- 1.5%
                       Delhaize America, Inc. 8.13% 2011...........................           355,000         368,312
                       Domino's, Inc. 8.25% 2011*..................................           140,000         146,300
                       Merisant Co. 9.50% 2013*....................................           140,000         143,850
                       Michael Foods, Inc. 11.75% 2011.............................           205,000         235,750
                       Pilgrim's Pride Corp. 9.63% 2011............................           155,000         169,919
                       Smithfield Foods, Inc. 7.63% 2008...........................           315,000         315,000
                       Smithfield Foods, Inc. 8.00% 2009...........................            75,000          78,750
                                                                                                          ------------
                                                                                                            1,457,881
                                                                                                          ------------
                       ENERGY -- 5.1%
                       Energy Services -- 1.2%
                       Citgo Petroleum Corp. 11.38% 2011*..........................           110,000         121,275
                       CMS Energy Corp. 7.50% 2009.................................           135,000         128,925
                       CMS Energy Corp. 8.50% 2011.................................           150,000         147,750
                       Hanover Equipment Trust 8.50% 2008..........................           180,000         188,100

                                                           ---------------------

                                                                                            PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Hanover Equipment Trust 8.75% 2011..........................        $  130,000     $   135,850
                       Magnum Hunter Resources, Inc. 9.60% 2012....................           130,000         139,100
                       PSEG Energy Holdings, Inc. 8.63% 2008.......................           210,000         217,875
                       PSEG Energy Holdings, LLC 7.75% 2007........................           115,000         117,875

                       Energy Sources -- 3.9%
                       Calpine Corp. 8.50% 2011....................................           165,000         119,625
                       Chesapeake Energy Corp. 8.13% 2011..........................           460,000         484,725
                       Empresa Nacional Del Petroleo 6.75% 2012*...................         1,120,000       1,197,672
                       Frontier Escrow Corp. 8.00% 2013*...........................            65,000          66,788
                       Husky Oil, Ltd. 8.90% 2008(1)...............................           345,000         398,475
                       Petroleos Mexicanos 9.50% 2027..............................           700,000         808,500
                       Tesoro Petroleum Corp. 9.63% 2012...........................           115,000         106,950
                       Tesoro Petroleum Corp., Series B 9.00% 2008.................           130,000         118,300
                       Vintage Petroleum, Inc. 7.88% 2011..........................            60,000          62,400
                       Vintage Petroleum, Inc. 8.63% 2009..........................            40,000          41,200
                       Vintage Petroleum, Inc. 9.75% 2009..........................           290,000         307,400
                                                                                                          ------------
                                                                                                            4,908,785
                                                                                                          ------------
                       FINANCE -- 4.6%
                       Banks -- 0.3%
                       Banque Centrale De Tunisie 7.38% 2012.......................           230,000         251,850

                       Financial Services -- 4.3%
                       ABB Finance Inc. 6.75% 2004.................................            40,000          39,360
                       ABB International Finance, Ltd. 11.00% 2008.................           170,000         195,909
                       CA FM Lease Trust 8.50% 2017*...............................           266,484         290,294
                       Fresenius Medical Care Capital Trust II 7.88% 2008..........           370,000         392,200
                       Hollinger Participation Trust 12.13% 2010*(2)...............           222,244         254,469
                       JSG Funding, PLC 10.13% 2012................................           250,000         300,456
                       National Beef Packing Co., LLC 10.50% 2011*.................            80,000          80,000
                       Pemex Project Funding Master Trust 9.13% 2010@..............         1,130,000       1,305,150
                       Pemex Project Funding Master Trust 8.63% 2022...............           400,000         418,000
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007(3)............         2,940,000         764,400
                       Safilo Capital International 9.63% 2013.....................           110,000         128,494
                                                                                                          ------------
                                                                                                            4,420,582
                                                                                                          ------------
                       HEALTHCARE -- 1.7%
                       Drugs -- 0.3%
                       AmeriSourceBergen Corp. 8.13% 2008..........................           270,000         288,900

                       Health Services -- 1.0%
                       HCA, Inc. 7.69% 2025........................................           325,000         304,790
                       Manor Care, Inc. 6.25% 2013*................................            80,000          77,200
                       Manor Care, Inc. 7.50% 2006.................................            20,000          21,475
                       Manor Care, Inc. 8.00% 2008.................................            65,000          70,769
                       Omnicare, Inc. 8.13% 2011...................................           130,000         137,475
                       Tenet Healthcare Corp. 6.50% 2012...........................           375,000         341,250

                       Medical Products -- 0.4%
                       Apogent Technologies, Inc. 6.50% 2013*......................            90,000          87,750
                       Fisher Scientific International, Inc. 7.13% 2005............           170,000         176,800
                       Fisher Scientific International, Inc. 8.13% 2012*...........           115,000         123,050
                                                                                                          ------------
                                                                                                            1,629,459
                                                                                                          ------------
                       INDUSTRIAL & COMMERCIAL -- 3.5%
                       Business Services -- 2.0%
                       Allied Waste North America, Inc. 7.88% 2013.................           155,000         158,100
                       Allied Waste North America, Inc. 8.88% 2008.................           130,000         138,450
                       Encompass Services Corp. 10.50% 2009(3).....................           158,890           1,986

---------------------

                                                                                            PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Interep National Radio Sales, Inc., Series B 10.00% 2008....           290,000     $   250,850
                       Iron Mountain, Inc. 7.75% 2015..............................           140,000         140,700
                       Iron Mountain, Inc. 8.63% 2013..............................           225,000         234,563
                       JohnsonDiversey, Inc. 9.63% 2012............................           300,000         338,648
                       Norampac, Inc. 6.75% 2013*..................................           110,000         110,000
                       Pliant Corp. 13.00% 2010....................................           180,000         156,600
                       USA Waste Services, Inc. 7.13% 2017.........................           125,000         135,379
                       Waste Management, Inc. 6.88% 2009...........................           235,000         260,552

                       Machinery -- 1.0%
                       Flowserve Corp. 12.25% 2010.................................            65,000          73,775
                       Manitowoc Co., Inc. 10.38% 2011.............................  EUR      260,000         300,793
                       Manitowoc Co., Inc. 10.50% 2012.............................            10,000          10,700
                       NMHG Holding Co. 10.00% 2009................................           130,000         143,000
                       Tekni-Plex, Inc. 12.75% 2010*...............................           100,000          96,500
                       Tekni-Plex, Inc., Series B 12.75% 2010......................           110,000         106,150
                       Tyco International Group SA 6.75% 2011......................           215,000         217,150

                       Multi-Industry -- 0.2%
                       Jacuzzi Brands, Inc. 9.63% 2010*............................           195,000         200,850
                       Pacifica Papers, Inc. 10.00% 2009...........................            45,000          46,575

                       Transportation -- 0.3%
                       Laidlaw International, Inc. 10.75% 2011*....................           250,000         266,250
                                                                                                          ------------
                                                                                                            3,387,571
                                                                                                          ------------
                       INFORMATION & ENTERTAINMENT -- 6.9%
                       Broadcasting & Media -- 4.1%
                       Avalon Cable Holding Finance, Inc. 11.88% 2008(4)...........            50,000          49,000
                       British Sky Broadcasting Group, PLC 8.20% 2009..............           300,000         342,000
                       Charter Communications Holdings, LLC 13.50% 2011(4).........           220,000         130,900
                       Charter Communications Holdings, LLC 8.25% 2007.............            60,000          47,850
                       Charter Communications Holdings, LLC 10.25% 2010............           200,000         155,500
                       Charter Communications Holdings, LLC 10.75% 2009............           135,000         108,337
                       CSC Holdings, Inc. 7.25% 2008...............................           160,000         156,400
                       CSC Holdings, Inc. 8.13% 2009...............................           145,000         143,550
                       CSC Holdings, Inc. 9.88% 2013...............................            65,000          67,112
                       CSC Holdings, Inc. 10.50% 2016..............................            40,000          42,600
                       EchoStar DBS Corp. 9.38% 2009...............................           465,000         491,156
                       Houghton Mifflin Co. 8.25% 2011*............................            90,000          91,575
                       Houghton Mifflin Co. 9.88% 2013*............................            15,000          15,638
                       Lodgenet Entertainment Corp. 9.50% 2013.....................           125,000         130,938
                       Muzak Finance Corp., LLC 9.88% 2009.........................           225,000         216,000
                       Muzak Finance Corp., LLC 10.00% 2009*.......................           165,000         170,775
                       Nextmedia Operating, Inc. 10.75% 2011.......................           280,000         308,000
                       Pegasus Communications Corp. 12.50% 2007....................            25,000          23,438
                       Pegasus Communications Corp., Series B 9.75% 2006...........            65,000          59,475
                       Pegasus Satellite Communications, Inc. 13.50% 2007(4).......            65,000          53,300
                       Pegasus Satellite Communications, Inc. 12.38% 2006..........            30,000          28,200
                       PEI Holdings, Inc. 11.00% 2010*.............................            90,000          99,000
                       PRIMEDIA, Inc. 8.88% 2011...................................           310,000         316,975
                       Renaissance Media Group 10.00% 2008(4)......................            20,000          19,800
                       RH Donnelley Finance Corp. 10.88% 2012*.....................           130,000         146,250
                       Salem Communications Holding Corp. 7.75% 2010...............           105,000         104,475
                       Salem Communications Holding Corp. 9.00% 2011...............           200,000         209,000
                       Vivendi Universal SA 9.25% 2010*............................           185,000         205,813

                                                           ---------------------

                                                                                            PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 2.8%
                       Air Canada, Inc. 10.25% 2011(3).............................           285,000     $   154,613
                       Harrah's Operating Co., Inc. 7.88% 2005.....................           195,000         209,869
                       Hilton Hotels Corp. 7.63% 2012..............................            40,000          42,000
                       Hilton Hotels Corp. 7.95% 2007..............................           235,000         248,512
                       HMH Properties, Inc., Series A 7.88% 2005...................           265,000         268,312
                       HMH Properties, Inc., Series B 7.88% 2008...................           100,000          99,750
                       Horseshoe Gaming Holding Corp., Series B 8.63% 2009.........           475,000         503,500
                       Park Place Entertainment Corp. 8.88% 2008...................           300,000         327,750
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% 2007........            65,000          67,275
                       Starwood Hotels & Resorts Worldwide, Inc. 8.38% 2012........           250,000         265,000
                       Station Casinos, Inc. 8.88% 2008............................           300,000         312,000
                       Venetian Casino Resort, LLC 11.00% 2010.....................           135,000         149,175
                                                                                                          ------------
                                                                                                            6,580,813
                                                                                                          ------------
                       INFORMATION TECHNOLOGY -- 4.8%
                       Communication Equipment -- 0.3%
                       American Cellular Corp. 9.50% 2009..........................           335,000         207,700
                       American Tower Corp. 9.38% 2009.............................            45,000          45,900
                       Rhythms NetConnections, Inc., Series B 13.50% 2008(3)(5)....         1,537,308               0
                       Rhythms NetConnections, Inc., Series B 14.00% 2010(3)(5)....           370,330               0

                       Computers & Business Equipment -- 0.4%
                       Xerox Capital Europe, PLC 5.88% 2004........................           150,000         150,750
                       Xerox Corp. 7.13% 2010......................................           255,000         242,888

                       Computer Software -- 0.1%
                       Globix Corp. 11.00% 2008*(2)................................           128,679          99,083

                       Electronics -- 0.4%
                       Solectron Corp. zero coupon 2020(6).........................           305,000         170,037
                       UCAR Finance, Inc. 10.25% 2012..............................           230,000         240,350

                       Internet Software -- 0.0%
                       Exodus Communications, Inc. 11.63% 2010(3)(5)...............           406,892          24,413

                       Telecommunications -- 3.6%
                       Avaya, Inc. 11.13% 2009.....................................           285,000         319,200
                       Cincinnati Bell, Inc. 7.25% 2013*...........................           205,000         194,238
                       DirecTV Holdings LLC 8.38% 2013*............................           250,000         276,250
                       Dobson Communications Corp. 10.88% 2010.....................           210,000         220,500
                       Nextel Communications, Inc. 9.38% 2009......................           360,000         381,600
                       Nextel Partners, Inc. 11.00% 2010...........................           205,000         217,300
                       NTL, Inc. 19.00% 2010.......................................            80,000          81,327
                       Primus Telecommunications Group, Inc. 11.25% 2009...........           170,000         158,525
                       PTC International Finance II SA 11.25% 2009.................  EUR      170,000         211,948
                       Satelites Mexicanos SA de CV 10.13% 2004(8).................         1,333,000         626,510
                       SBA Communications Corp. 10.25% 2009........................            70,000          65,450
                       SBA Communications Corp. 12.00% 2008(4).....................           260,000         271,700
                       United States West Communications Inc. 5.63% 2008...........           205,000         182,450
                       United States West Communications, Inc. 6.63% 2005..........           185,000         183,150
                                                                                                          ------------
                                                                                                            4,571,269
                                                                                                          ------------
                       MATERIALS -- 6.7%
                       Chemicals -- 3.0%
                       Acetex Corp. 10.88% 2009....................................           165,000         180,675
                       Avecia Group, PLC 11.00% 2009...............................           115,000          97,750
                       Equistar Chemical 10.13% 2008...............................           225,000         222,750
                       Equistar Chemicals LP 10.63% 2011*..........................           175,000         173,250
                       FMC Corp. 10.25% 2009.......................................            85,000          94,775
                       Huntsman International, LLC 9.88% 2009*.....................           160,000         164,000

---------------------

                                                                                            PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Chemicals (continued)
                       Huntsman International, LLC 10.13% 2009.....................  EUR      235,000     $   229,638
                       International Specialty Holdings, Inc. 10.63% 2009..........           285,000         302,100
                       Lyondell Chemical Co. 9.50% 2008............................           265,000         251,750
                       Lyondell Chemical Co., Series B 9.88% 2007..................           125,000         121,250
                       Messer Grieshiem Holding AG 10.38% 2011.....................  EUR      295,000         361,165
                       Millennium America, Inc. 7.00% 2006.........................           130,000         127,400
                       Millennium America, Inc. 9.25% 2008.........................           190,000         194,750
                       Rockwood Specialties Group, Inc. 10.63% 2011*...............           155,000         159,263
                       Westlake Chemical Corp. 8.75% 2011*.........................           150,000         149,250
                       Forest Products -- 2.5%
                       Georgia-Pacific Corp. 8.88% 2010*...........................           325,000         338,000
                       Louisiana-Pacific Corp. 8.88% 2010..........................           100,000         115,000
                       Louisiana-Pacific Corp. 10.88% 2008.........................            45,000          51,300
                       Norske Skog Canada, Ltd. 8.63% 2011.........................           210,000         207,900
                       Norske Skog Canada, Ltd., Series C 8.63% 2011*..............           150,000         148,500
                       Owens-Brockway Glass Container 7.75% 2011*..................            20,000          20,200
                       Owens-Illinois, Inc. 7.50% 2010.............................           475,000         453,625
                       Pliant Corp. 13.00% 2010....................................            15,000          13,050
                       Riverwood International Corp. 10.88% 2008...................           225,000         230,625
                       Tembec Industries, Inc. 8.63% 2009..........................           325,000         307,125
                       Tjiwi Kimia Finance Mauritius Ltd. 10.00% 2004(3)(5)........           640,000         217,600
                       Tjiwi Kimia International BV 13.25% 2049(3)(5)..............           900,000         308,250

                       Metals & Minerals -- 1.2%
                       Glencore Nickel Property, Ltd. 9.00% 2014(3)(5).............           135,000              13
                       Intermet Corp. 9.75% 2009...................................           180,000         172,800
                       Murrin Murrin Holdings Property., Ltd. 9.38% 2007(3)(5).....           600,000              60
                       Oregon Steel Mills, Inc. 10.00% 2009........................           237,000         176,565
                       Phelps Dodge Corp. 8.75% 2011...............................           280,000         316,230
                       Trimas Corp. 9.88% 2012.....................................           260,000         263,900
                       United States Steel Corp. 9.75% 2010........................           280,000         268,800
                                                                                                          ------------
                                                                                                            6,439,309
                                                                                                          ------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 50.3%
                       Foreign Government -- 50.3%
                       Central Bank of Nigeria, Series WW 6.25% 2020(4)............         1,000,000         815,000
                       Federal Republic of Brazil 8.00% 2014.......................         1,643,932       1,426,111
                       Federal Republic of Brazil 8.88% 2024.......................         2,780,000       1,990,300
                       Federal Republic of Brazil 11.25% 2007......................         1,380,000       1,428,300
                       Federal Republic of Brazil 12.00% 2010@.....................         4,010,000       4,020,025
                       Federal Republic of Brazil 12.75% 2020......................           530,000         514,100
                       Government of Malaysia 7.50% 2011...........................           790,000         911,739
                       Government of Ukraine 11.00% 2007...........................           701,870         770,302
                       Republic of Argentina zero coupon 2005(3)...................         1,200,000         420,000
                       Republic of Argentina 6.00% 2023(3).........................           950,000         465,500
                       Republic of Bulgaria 8.25% 2015@............................         1,799,000       2,010,383
                       Republic of Colombia 9.75% 2011@............................         1,580,059       1,749,916
                       Republic of Colombia 10.00% 2012............................           750,000         798,750
                       Republic of Colombia 10.50% 2010............................           320,000         354,400
                       Republic of Colombia 10.75% 2013............................           920,000       1,009,700
                       Republic of Colombia 11.75% 2020............................           320,000         366,400
                       Republic of Ivory Coast 2.00% 2018(3).......................           570,000         101,175
                       Republic of Korea 4.25% 2013................................           310,000         280,163
                       Republic of Panama 9.38% 2029@..............................           950,000       1,059,250
                       Republic of Panama 9.63% 2011...............................           420,000         462,000
                       Republic of Peru 9.13% 2012.................................           610,000         631,350
                       Republic of Peru 9.88% 2015@................................         2,045,000       2,174,857

                                                           ---------------------

                                                                                            PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                            AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS (continued)
                       Foreign Government (continued)
                       Republic of Philippines 8.25% 2014@.........................        $1,310,000     $ 1,264,150
                       Republic of Philippines 9.38% 2017..........................           730,000         759,200
                       Republic of Phillippines 9.88% 2019.........................           340,000         344,250
                       Republic of Turkey 11.50% 2012..............................           540,000         569,700
                       Republic of Turkey 11.75% 2010..............................           290,000         308,850
                       Republic of Turkey 12.38% 2009@.............................         1,320,000       1,438,800
                       Republic of Uruguay 7.25% 2011..............................           247,488         195,516
                       Republic of Venezuela 1.88% 2003(7)@........................         1,499,960       1,327,464
                       Russian Federation 5.00% 2007(4)@...........................         5,184,556       4,638,185
                       Russian Federation 8.75% 2005...............................         1,030,000       1,137,120
                       Russian Federation 12.75% 2028..............................         2,050,000       3,091,400
                       State of Qatar 9.75% 2030...................................           320,000         424,000
                       United Mexican States 8.30% 2031@...........................         2,270,000       2,366,475
                       United Mexican States 9.88% 2010............................         1,050,000       1,315,125
                       United Mexican States 10.38% 2009...........................         1,180,000       1,475,000
                       United Mexican States 11.38% 2016@..........................         2,420,000       3,254,900
                       United Mexican States, Series A 8.00% 2022..................           570,000         584,250
                                                                                                          ------------
                                                                                                           48,254,106
                                                                                                          ------------
                       REAL ESTATE -- 1.0%
                       Real Estate Companies -- 0.7%
                       CB Richard Ellis Services, Inc. 11.25% 2011.................           280,000         299,600
                       CBRE Escrow, Inc. 9.75% 2010*...............................            55,000          58,850
                       LNR Property Corp. 7.63% 2013*..............................           315,000         313,425

                       Real Estate Investment Trusts -- 0.3%
                       iStar Financial, Inc. 8.75% 2008............................           225,000         244,125
                                                                                                          ------------
                                                                                                              916,000
                                                                                                          ------------
                       UTILITIES -- 2.6%
                       Electric Utilities -- 1.2%
                       AES Corp. 8.88% 2011........................................            26,000          23,790
                       AES Corp. 9.00% 2015*.......................................           280,000         276,500
                       AES Corp. 9.38% 2010........................................            30,000          28,500
                       Allegheny Energy, Inc. 7.75% 2005...........................            75,000          75,750
                       BRL Universal Equipment 2001 A., LP 8.88% 2008..............           265,000         282,225
                       Ipalco Enterprises, Inc. 8.63% 2011.........................            80,000          85,200
                       Monongahela Power Co. 5.00% 2006............................           205,000         199,362
                       MSW Energy Holdings, LLC 8.50% 2010*........................            45,000          46,688
                       Southern California Edison Co. 8.00% 2007*..................           115,000         124,200

                       Gas & Pipeline Utilities -- 1.4%
                       Dynegy Holdings, Inc. 6.88% 2011............................           300,000         223,500
                       El Paso Energy Partners LP 8.50% 2010*......................            55,000          58,025
                       El Paso Production Holding Co. 7.75% 2013*..................           250,000         229,375
                       GulfTerra Energy Partners LP 10.63% 2012....................           250,000         286,250
                       Northwest Pipeline Corp. 8.13% 2010.........................            45,000          46,238
                       Southern Natural Gas Co. 8.88% 2010*........................            85,000          87,550
                       Transcontinental Gas Pipe Line Corp. 8.88% 2012.............            70,000          75,600
                       Williams Cos., Inc. 7.88% 2021..............................           305,000         274,500
                       Williams Cos., Inc. 9.25% 2004..............................           105,000         106,312
                                                                                                          ------------
                                                                                                            2,529,565
                                                                                                          ------------
                       TOTAL BONDS & NOTES (cost $89,194,188)......................                        89,106,890
                                                                                                          ------------

---------------------

                                                                                            PRINCIPAL
                                        CONVERTIBLE BONDS -- 0.4%                            AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.4%
                       Communication Equipment -- 0.4%
                       American Tower Corp. 6.25% 2009 (cost $345,595).............        $  420,000     $   397,425
                                                                                                          ------------


                                                            COMMON STOCK -- 0.4%             SHARES
                       -----------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.1%
                       Business Services -- 0.1%
                       Song Networks Holding AB+...................................            24,214         123,738
                                                                                                          ------------

                       INFORMATION TECHNOLOGY -- 0.3%
                       Computer Software -- 0.1%
                       Globix Corp.+...............................................            15,826          45,895

                       Telecommunications -- 0.2%
                       Motient Corp.+..............................................            34,297         197,208
                       Song Networks Holding AB ADR+(5)............................             9,208             138
                       Ventelo GmbH(5).............................................            11,286               0
                       Viatel Holding (Bermuda), Ltd.+.............................             4,028           2,014
                       XO Communications, Inc.+....................................             2,021          12,934
                                                                                                          ------------
                                                                                                              258,189
                                                                                                          ------------
                       TOTAL COMMON STOCK (cost $4,503,402)........................                           381,927
                                                                                                          ------------

                                                           PREFERRED STOCK -- 0.8%
                       -----------------------------------------------------------------------------------------------
                       ENERGY -- 0.3%
                       Energy Services -- 0.3%
                       TNP Enterprises, Inc. 14.50%(2)(5)..........................               427         298,900
                                                                                                          ------------

                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Broadcasting & Media -- 0.2%
                       Paxson Communications Corp. 13.25%(2)(5)....................                17         164,900
                       Paxson Communications Corp. 9.75%*(2)(5)....................                 8          68,800
                                                                                                          ------------
                                                                                                              233,700
                                                                                                          ------------
                       INFORMATION TECHNOLOGY -- 0.3%
                       Telecommunications -- 0.3%
                       Dobson Communications Corp. 13.00%(2)(5)....................           228,000         230,280
                       McLeodUSA, Inc. 2.50%.......................................             2,891          13,935
                       Song Networks Holding(1)(5).................................             2,622           1,914
                                                                                                          ------------
                                                                                                              246,129
                                                                                                          ------------
                       TOTAL PREFERRED STOCK (cost $1,110,274).....................                           778,729
                                                                                                          ------------


                                                              WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       XM Satellite Radio, Inc. Expires 03/15/2010*................               315           2,992
                                                                                                          ------------

                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       McLeodUSA, Inc. Expires 04/16/2007..........................             6,408           1,730
                       Occidente Y Caribe Expires 03/15/2004(5)....................             4,100              41
                       XO Communications, Inc. Series A Expires 01/16/2010(5)......             4,043             607

                                                           ---------------------


                                          WARRANTS+ (CONTINUED)                              SHARES          VALUE
                       -----------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       XO Communications, Inc. Series B Expires 01/16/2010(5)......             3,032     $         0
                       XO Communications, Inc. Series C Expires 01/16/2010(5)......             3,032               0
                                                                                                          ------------
                                                                                                                2,378
                                                                                                          ------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       Central Bank of Nigeria Expires 11/15/2020 (5)..............               750               0
                                                                                                          ------------
                       UTILITIES -- 0.0%
                       Electric Utilities -- 0.0%
                       SW Acquisition Expires 04/01/2011 *(5)......................               600             600
                                                                                                          ------------
                       TOTAL WARRANTS (cost $107,947)..............................                             5,970
                                                                                                          ------------

                                                               RIGHTS -- 0.0%+
                       -----------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       Republic of Venezuela(5) (cost $0)..........................             2,650               0
                                                                                                          ------------
                       TOTAL INVESTMENT SECURITIES (cost $95,261,406)..............                        90,670,941
                                                                                                          ------------

                                                                                            PRINCIPAL
                                                        SHORT-TERM SECURITIES -- 0.1%        AMOUNT
                       -----------------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.1%
                       United States Treasury Bills 0.94% due 01/15/04
                         (cost $99,566)@...........................................        $  100,000          99,533
                                                                                                          ------------

                                                        REPURCHASE AGREEMENT -- 3.0%
                       -----------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.40%, dated 07/31/03 to be repurchased
                         08/01/03 in the amount of $2,820,031 and collateralized by
                         $2,315,000 of United States Treasury Bonds, bearing
                         interest at 7.25% due 05/15/16 having an approximate value
                         of $2,877,503. (cost $2,820,000)@.........................         2,820,000       2,820,000
                                                                                                          ------------
                       TOTAL INVESTMENTS --
                         (cost $98,180,972)                 97.6%                                          93,590,474
                       Other assets less liabilities --               2.4                                   2,320,882
                       ------                                                                             ------------
                       NET ASSETS --                       100.0%                                         $95,911,356
                                                           ------                                         ============
                                                           ------

              -----------------------------

              +   Non-income producing security.

              * Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2003, the aggregate value of these securities was $7,949,282 representing 8.29% of net assets.

              @ The security or a portion thereof represents collateral for open futures contracts.

              ADR -- American Depository Receipt

              (1) Variable rate security -- the rate reflected is as of July 31,
                  2003; maturity date reflects next reset date.

              (2) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash.

              (3) Bond in default.

              (4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (5) Fair valued security; See Note 2.

              (6) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

              (7) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2003.

              (8) Bond in default subsequent to July 31, 2003.
---------------------

                Allocation of investments as a percentage of net assets by country as of July 31, 2003

                       COUNTRY                               PERCENTAGE
                       ------------------------------------------------
                       United States                           61.7%
                       Russia                                   9.2%
                       Brazil                                   4.1%
                       Peru                                     2.9%
                       Bangladesh                               2.1%
                       Mexico                                   2.0%
                       Panama                                   1.6%
                       Turkey                                   1.5%
                       Venezuela                                1.4%
                       Chile                                    1.2%
                       Czech Republic                           1.1%
                       Malaysia                                 1.0%
                       Argentina                                0.9%
                       Canada                                   0.9%
                       Nigeria                                  0.8%
                       Ukraine                                  0.8%
                       Netherlands                              0.5%
                       Colombia                                 0.4%
                       Germany                                  0.4%
                       Luxembourg                               0.4%
                       Philippines                              0.4%
                       Qatar                                    0.4%
                       United Kingdom                           0.4%
                       Ireland                                  0.3%
                       Korea                                    0.3%
                       Tunisia                                  0.3%
                       France                                   0.2%
                       Uruguay                                  0.2%
                       China                                    0.1%
                       Sweden                                   0.1%
                                                               -----
                                                               97.6%
                                                               =====

                                                           ---------------------

              OPEN FUTURES CONTRACTS

                       -----------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                       NUMBER OF                                 EXPIRATION      VALUE AT      VALUE AS OF     APPRECIATION
                       CONTRACTS         DESCRIPTION                DATE        TRADE DATE    JULY 31, 2003   (DEPRECIATION)
                       -----------------------------------------------------------------------------------------------------
                        13 Short  U.S. Treasury 10 Year Note   September 2003   $ 1,519,519    $ 1,438,124      $   81,395
                         8 Short  U.S. Treasury 30 Year Note   September 2003       945,876        845,000         100,876
                       104 Short  U.S. Treasury 5 Year Note    September 2003    12,028,425     11,578,125         450,300
                        85 Short  U.S. Treasury 10 Year Note   September 2003     9,986,766      9,403,125         583,641
                                                                                                                ----------
                                                                                                                $1,216,212
                                                                                                                ==========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                       ----------------------------------------------------------------
                                                                       GROSS UNREALIZED
                          CONTRACT            IN           DELIVERY      APPRECIATION
                         TO DELIVER      EXCHANGE FOR        DATE       (DEPRECIATION)
                       ----------------------------------------------------------------
                       EUR  1,605,000   USD   1,814,906   10/24/2003       $16,542
                       SEK    600,000   USD      77,821   09/19/2003         4,999
                                                                           --------
                       Net Unrealized Appreciation (Depreciation)...       $21,541
                                                                           ========

                       SEK  --   Swedish Krona
                       USD  --   United States Dollar
                       EUR  --   Euro

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003

    AIG SunAmerica Asset Management Corp.                            (UNAUDITED)

                                          COMMON STOCK -- 62.4%                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.4%
                       Apparel & Textiles -- 1.4%
                       Coach, Inc.+................................................         48,700    $  2,581,100
                       Gap, Inc. ..................................................        109,000       1,960,910

                       Automotive -- 0.9%
                       Ford Motor Co. .............................................        282,600       3,125,556

                       Retail -- 3.1%
                       Home Depot, Inc. ...........................................         65,200       2,034,240
                       Tiffany & Co. ..............................................         69,600       2,391,456
                       Wal-Mart Stores, Inc. ......................................        109,000       6,094,190
                                                                                                      -------------
                                                                                                        18,187,452
                                                                                                      -------------
                       CONSUMER STAPLES -- 3.5%
                       Food, Beverage & Tobacco -- 1.7%
                       Altria Group, Inc. .........................................         45,600       1,824,456
                       Coca-Cola Co. ..............................................         43,300       1,947,201
                       PepsiCo, Inc. ..............................................         40,200       1,852,014

                       Household Products -- 1.8%
                       Estee Lauder Cos., Inc., Class A............................         91,300       3,408,229
                       Procter & Gamble Co. .......................................         30,500       2,680,035
                                                                                                      -------------
                                                                                                        11,711,935
                                                                                                      -------------
                       ENERGY -- 2.8%
                       Energy Services -- 2.8%
                       Baker Hughes, Inc. .........................................         30,500         958,005
                       BJ Services Co.+............................................         70,200       2,404,350
                       Exxon Mobil Corp. ..........................................        117,800       4,191,324
                       Southern Co. ...............................................         69,600       1,979,424
                                                                                                      -------------
                                                                                                         9,533,103
                                                                                                      -------------
                       FINANCE -- 13.7%
                       Banks -- 4.0%
                       Bank of America Corp. ......................................         70,300       5,804,671
                       FleetBoston Financial Corp. ................................         41,900       1,302,671
                       Mellon Financial Corp. .....................................         69,900       2,114,475
                       Wachovia Corp. .............................................         51,000       2,228,190
                       Wells Fargo & Co. ..........................................         37,300       1,884,769

                       Financial Services -- 7.5%
                       American Express Co. .......................................         62,900       2,778,293
                       Capital One Financial Corp. ................................         69,500       3,329,745
                       CIT Group Inc. .............................................         90,000       2,509,200
                       Citigroup, Inc. ............................................        136,300       6,106,240
                       J.P. Morgan Chase & Co. ....................................         73,900       2,590,195
                       Merrill Lynch & Co., Inc. ..................................         54,300       2,952,291
                       Morgan Stanley, Dean Witter & Co. ..........................         52,100       2,471,624
                       SLM Corp. ..................................................         57,800       2,396,388

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 2.2%
                       Berkshire Hathaway, Inc., Class B+..........................          1,600    $  3,844,800
                       MetLife, Inc. ..............................................         63,400       1,757,448
                       Travelers Property Casualty Corp., Class A..................        121,700       1,971,540
                                                                                                      -------------
                                                                                                        46,042,540
                                                                                                      -------------
                       HEALTHCARE -- 8.8%
                       Drugs -- 5.7%
                       Amgen, Inc.+................................................         34,600       2,407,468
                       Bristol-Myers Squibb Co. ...................................        121,700       3,188,540
                       Merck & Co., Inc. ..........................................         51,500       2,846,920
                       Pfizer, Inc. ...............................................        200,040       6,673,334
                       Teva Pharmaceutical Industries, Ltd. ADR....................         32,700       1,875,018
                       Wyeth.......................................................         47,800       2,178,724

                       Health Services -- 0.4%
                       Anthem, Inc.+...............................................         17,400       1,313,874

                       Medical Products -- 2.7%
                       Boston Scientific Corp.+....................................         29,700       1,877,931
                       Chiron Corp.+...............................................         45,000       2,052,000
                       Genzyme Corp.+..............................................         45,000       2,269,800
                       Medtronic, Inc. ............................................         56,600       2,914,900
                                                                                                      -------------
                                                                                                        29,598,509
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 6.8%
                       Aerospace & Military Technology -- 1.6%
                       Boeing Co. .................................................         30,800       1,020,096
                       Raytheon Co. ...............................................         65,200       2,001,640
                       United Technologies Corp. ..................................         30,000       2,256,900

                       Machinery -- 1.3%
                       Deere & Co. ................................................         50,000       2,539,000
                       Tyco International, Ltd. ...................................         95,700       1,780,020

                       Multi-Industry -- 2.6%
                       General Electric Co. .......................................        192,700       5,480,388
                       Honeywell International, Inc. ..............................        122,600       3,467,128

                       Transportation -- 1.3%
                       FedEx Corp. ................................................         34,600       2,227,894
                       United Parcel Service, Inc., Class B........................         34,500       2,176,260
                                                                                                      -------------
                                                                                                        22,949,326
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 5.2%
                       Broadcasting & Media -- 2.8%
                       AOL Time Warner, Inc.+......................................        194,700       3,004,221
                       Clear Channel Communications, Inc.+.........................        104,400       4,275,180
                       Viacom, Inc., Class B+......................................         46,300       2,014,976

                       Leisure & Tourism -- 2.4%
                       Applebee's International, Inc. .............................        107,100       3,416,490
                       Carnival Corp. .............................................         78,300       2,686,473
                       Southwest Airlines Co. .....................................        121,100       1,987,251
                                                                                                      -------------
                                                                                                        17,384,591
                                                                                                      -------------

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 13.9%
                       Computers & Business Equipment -- 3.9%
                       Dell, Inc.+.................................................         95,700    $  3,223,176
                       EMC Corp.+..................................................        205,000       2,181,200
                       Hewlett-Packard Co. ........................................        104,400       2,210,148
                       International Business Machines Corp. ......................         38,200       3,103,750
                       VERITAS Software Corp.+.....................................         78,300       2,411,640

                       Computer Services -- 0.6%
                       Computer Associates International, Inc. ....................         86,900       2,211,605

                       Computer Software -- 2.3%
                       Microsoft Corp. ............................................        290,200       7,661,280

                       Electronics -- 3.2%
                       Analog Devices, Inc.+.......................................         60,600       2,299,770
                       Applied Materials, Inc.+....................................        179,800       3,506,100
                       Intel Corp. ................................................        197,400       4,925,130

                       Internet Content -- 0.4%
                       Yahoo!, Inc.+...............................................         39,100       1,217,183

                       Telecommunications -- 3.5%
                       AT&T Wireless Services, Inc.+...............................        364,600       3,110,038
                       Cisco Systems, Inc.+........................................        165,600       3,232,512
                       Nextel Communications, Inc., Class A+.......................        203,800       3,721,388
                       Vodafone Group, PLC ADR.....................................         86,900       1,649,362
                                                                                                      -------------
                                                                                                        46,664,282
                                                                                                      -------------
                       MATERIALS -- 2.3%
                       Chemicals -- 0.6%
                       du Pont (E.I.) de Nemours and Co. ..........................         45,700       2,008,058

                       Metals & Minerals -- 1.7%
                       Alcoa, Inc. ................................................        104,400       2,899,188
                       Freeport McMoRan, Inc., Class B.............................        100,000       2,679,000
                                                                                                      -------------
                                                                                                         7,586,246
                                                                                                      -------------
                       TOTAL COMMON STOCK (cost $203,961,341)......................                    209,657,984
                                                                                                      -------------
                                                                                       PRINCIPAL
                       BONDS & NOTES -- 38.1%                                            AMOUNT
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.7%
                       Retail -- 0.7%
                       Target Corp. 4.00% 2013.....................................   $  2,000,000       1,817,986
                       Wal Mart Stores, Inc. 4.55% 2013............................        500,000         481,190
                                                                                                      -------------
                                                                                                         2,299,176
                                                                                                      -------------
                       FINANCE -- 8.5%
                       Banks -- 4.1%
                       Bank of New York Co., Inc. 2.20% 2006.......................      3,000,000       2,978,139
                       Bank One Corp. 2.63% 2008...................................      3,000,000       2,810,643
                       Inter-American Development Bank 3.38% 2008..................      5,000,000       4,992,580
                       Wells Fargo & Co. 1.06% 2003(1).............................      3,000,000       3,000,156

                       Financial Services -- 4.4%
                       American Express Credit Corp. 1.27% 2006(1).................      3,000,000       3,005,601
                       Citigroup, Inc. 3.50% 2008..................................      3,000,000       2,960,541

                                                           ---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       CS First Boston Mtg. Securities Corp. 6.48% 2040............   $  2,500,000    $  2,747,539
                       General Electric Capital Corp. 3.50% 2008...................      3,000,000       2,956,278
                       Goldman Sachs Group, Inc. 4.13% 2008........................      3,000,000       3,038,073
                                                                                                      -------------
                                                                                                        28,489,550
                                                                                                      -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 28.9%
                       U.S. Government Agencies -- 14.6%
                       Federal Farm Credit Bank 2.13% 2005.........................      4,000,000       4,004,764
                       Federal Farm Credit Bank 2.50% 2006.........................      2,000,000       1,999,404
                       Federal Home Loan Bank 3.88% 2013...........................      5,000,000       4,551,240
                       Federal Home Loan Bank 4.50% 2012...........................      3,000,000       2,890,803
                       Federal National Mtg. Assoc. 4.75% 2013.....................      4,000,000       3,816,892
                       Federal National Mtg. Assoc. 5.00% 2033.....................      3,000,000       2,872,688
                       Federal National Mtg. Assoc. 5.50% 2033.....................      2,630,944       2,600,798
                       Federal National Mtg. Assoc. 5.75% 2008.....................        750,000         816,131
                       Government National Mtg. Assoc. 5.00% 2033..................     23,495,847      22,552,509
                       Government National Mtg. Assoc. 5.50% 2033..................      2,951,294       2,933,675

                       U.S. Treasuries -- 14.3%
                       United States Treasury Bonds 3.88% 2013.....................      4,000,000       3,813,436
                       United States Treasury Notes 2.00% 2006.....................      5,000,000       4,968,750
                       United States Treasury Notes 2.63% 2008.....................     10,000,000       9,707,030
                       United States Treasury Notes 3.00% 2007.....................     10,000,000       9,972,660
                       United States Treasury Notes 3.00% 2008.....................     15,000,000      14,881,050
                       United States Treasury Notes 4.00% 2012.....................      5,000,000       4,829,690
                                                                                                      -------------
                                                                                                        97,211,520
                                                                                                      -------------
                       TOTAL BONDS & NOTES (cost $131,734,853).....................                    128,000,246
                                                                                                      -------------
                       EXCHANGE TRADED FUNDS -- 0.6%                                     SHARES
                       --------------------------------------------------------------------------------------------
                       FINANCE -- 0.6%
                       Financial Services -- 0.6%
                       Biotech HOLDRs Trust (cost $1,316,014)......................         14,600       1,969,248
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $337,012,208).............                    339,627,478
                                                                                                      -------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENTS -- 2.4%                                     AMOUNT
                       --------------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         (Note 2)..................................................   $    138,000         138,000
                       UBS Warburg, LLC Joint Repurchase Agreement (Note 2)........      8,000,000       8,000,000
                                                                                                      -------------

                       TOTAL REPURCHASE AGREEMENTS (cost $8,138,000)...............                      8,138,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                       (cost $345,150,208)                 103.5%                                      347,765,478
                       Liabilities in excess of other
                       assets --                            (3.5)                                      (11,901,201)
                                                           ------                                     -------------
                       NET ASSETS --                       100.0%                                     $335,864,277
                                                           ------                                     =============
                                                           ------

              -----------------------------

              + Non-income producing security.

              ADR -- American Depository Receipt

              (1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2003.

              See Notes to Financial Statements.
---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Massachusetts Financial Services Company                         (UNAUDITED)

                                          COMMON STOCK -- 57.3%                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.8%
                       Retail -- 1.8%
                       Home Depot, Inc. ...........................................         79,200    $  2,471,040
                       Limited, Inc. ..............................................         92,700       1,549,017
                       May Department Stores Co.+ .................................         45,500       1,124,305
                       Sears Roebuck & Co. ........................................        195,900       7,973,130
                                                                                                      -------------
                                                                                                        13,117,492
                                                                                                      -------------
                       CONSUMER STAPLES -- 4.0%
                       Food, Beverage & Tobacco -- 2.3%
                       Altria Group, Inc. .........................................         53,000       2,120,530
                       Archer-Daniels-Midland Co. .................................        189,666       2,492,211
                       Kellogg Co. ................................................        111,000       3,810,630
                       Kroger Co.+.................................................        360,890       6,117,086
                       PepsiCo, Inc................................................         42,700       1,967,189
                       Household Products -- 1.7%
                       Colgate-Palmolive Co. ......................................         19,299       1,053,725
                       Gillette Co. ...............................................         68,300       2,100,908
                       Kimberly-Clark Corp. .......................................        118,300       5,725,720
                       Procter & Gamble Co. .......................................         31,500       2,767,905
                                                                                                      -------------
                                                                                                        28,155,904
                                                                                                      -------------
                       ENERGY -- 10.5%
                       Energy Services -- 7.9%
                       BJ Services Co.+............................................         55,400       1,897,450
                       BP, PLC ADR.................................................        194,550       8,083,553
                       ConocoPhillips..............................................         72,300       3,784,182
                       Duke Energy Corp. ..........................................         76,700       1,346,085
                       Entergy Corp. ..............................................         27,700       1,426,827
                       Exelon Corp. ...............................................         32,100       1,844,787
                       Exxon Mobil Corp. ..........................................        235,176       8,367,562
                       FPL Group, Inc. ............................................         15,600         962,052
                       GlobalSantaFe Corp. ........................................        230,100       5,119,725
                       Noble Corp.+................................................        256,500       8,431,155
                       Pinnacle West Capital Corp. ................................         10,900         374,088
                       PPL Corp. ..................................................         21,300         843,267
                       Schlumberger, Ltd. .........................................        192,300       8,666,961
                       TXU Corp. ..................................................        262,700       5,298,659
                       Energy Sources -- 2.6%
                       Calpine Corp.+..............................................        579,400       3,308,374
                       Cooper Cameron Corp.+.......................................         46,800       2,237,508
                       Devon Energy Corp. .........................................        145,560       6,895,177
                       Occidental Petroleum Corp. .................................        179,120       5,855,433
                                                                                                      -------------
                                                                                                        74,742,845
                                                                                                      -------------
                       FINANCE -- 13.8%
                       Banks -- 5.2%
                       Bank of America Corp. ......................................         66,426       5,484,795
                       Bank One Corp. .............................................         68,400       2,705,904
                       FleetBoston Financial Corp. ................................        229,359       7,130,771

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Mellon Financial Corp. .....................................        386,300    $ 11,685,575
                       SouthTrust Corp. ...........................................         79,100       2,267,006
                       SunTrust Banks, Inc. .......................................         74,700       4,549,230
                       U.S. Bancorp................................................          7,928         194,395
                       Wachovia Corp. .............................................         59,200       2,586,448
                       Financial Services -- 5.3%
                       Citigroup, Inc. ............................................        295,833      13,253,318
                       Fannie Mae..................................................         68,800       4,405,952
                       Franklin Resources, Inc. ...................................         70,400       3,058,880
                       Freddie Mac.................................................         40,820       1,994,057
                       J.P. Morgan Chase & Co. ....................................         65,900       2,309,795
                       Merrill Lynch & Co., Inc. ..................................        148,402       8,068,617
                       Morgan Stanley, Dean Witter & Co. ..........................         50,200       2,381,488
                       T. Rowe Price Group, Inc. ..................................         54,900       2,228,391
                       Insurance -- 3.3%
                       Allstate Corp. .............................................        187,240       7,120,737
                       Chubb Corp. ................................................         58,800       3,810,240
                       Hartford Financial Services Group, Inc. ....................        121,640       6,348,392
                       MetLife, Inc. ..............................................         80,990       2,245,043
                       Nationwide Financial Services, Inc., Class A................         32,590       1,008,660
                       Travelers Property Casualty Corp., Class A+.................        198,401       3,214,096
                                                                                                      -------------
                                                                                                        98,051,790
                                                                                                      -------------
                       HEALTHCARE -- 5.2%
                       Drugs -- 4.3%
                       Bristol-Myers Squibb Co. ...................................          8,800         230,560
                       Eli Lilly and Co. ..........................................         83,100       5,471,304
                       Merck & Co., Inc. ..........................................         85,000       4,698,800
                       Novartis AG.................................................         73,800       2,844,971
                       Pfizer, Inc. ...............................................        237,600       7,926,336
                       Schering-Plough Corp. ......................................        427,530       7,259,459
                       Wyeth.......................................................         50,700       2,310,906
                       Health Services -- 0.3%
                       Tenet Healthcare Corp.+.....................................        154,600       2,130,388
                       Medical Products -- 0.6%
                       Baxter International, Inc. .................................        142,500       3,934,425
                       Johnson & Johnson...........................................          7,400         383,246
                                                                                                      -------------
                                                                                                        37,190,395
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 2.1%
                       Business Services -- 0.1%
                       Automatic Data Processing, Inc. ............................         10,600         393,048
                       Machinery -- 0.9%
                       Deere & Co. ................................................         56,500       2,869,070
                       Tyco International, Ltd. ...................................        179,400       3,336,840
                       Multi-Industry -- 0.6%
                       General Electric Co. .......................................        134,600       3,828,024
                       Honeywell International, Inc. ..............................         13,000         367,640
                       Transportation -- 0.5%
                       Burlington Northern Santa Fe Corp. .........................        141,800       3,908,008
                                                                                                      -------------
                                                                                                        14,702,630
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 5.5%
                       Broadcasting & Media -- 4.2%
                       AOL Time Warner, Inc.+......................................         65,200       1,006,036
                       Comcast Corp., Class A+.....................................        199,220       5,837,146

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Cox Communications, Inc., Class A+..........................         35,000    $  1,112,650
                       New York Times Co., Class A.................................         75,900       3,385,140
                       Reed International, PLC.....................................        535,200       4,123,204
                       Tribune Co. ................................................         77,100       3,640,662
                       Viacom, Inc., Class B+......................................        196,427       8,548,503
                       Walt Disney Co. ............................................        117,000       2,564,640
                       Leisure & Tourism -- 1.3%
                       Hilton Hotels Corp. ........................................        177,000       2,584,200
                       McDonald's Corp. ...........................................        195,700       4,503,057
                       Starwood Hotels & Resorts Worldwide, Inc. ..................         69,000       2,249,400
                                                                                                      -------------
                                                                                                        39,554,638
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 8.4%
                       Computers & Business Equipment -- 0.6%
                       Apple Computer, Inc.+.......................................         11,300         237,865
                       Hewlett-Packard Co. ........................................         94,400       1,998,448
                       International Business Machines Corp. ......................         28,000       2,275,000
                       Computer Software -- 0.9%
                       Microsoft Corp. ............................................        230,400       6,082,560
                       Electronics -- 1.3%
                       Emerson Electric Co. .......................................         46,400       2,491,680
                       Intel Corp. ................................................         31,600         788,420
                       Novellus Systems, Inc.+.....................................         51,800       1,854,958
                       Texas Instruments, Inc. ....................................        228,700       4,315,569
                       Internet Software -- 0.2%
                       Networks Associates, Inc.+..................................        105,640       1,193,732
                       Telecommunications -- 5.4%
                       Advanced Fibre Communications, Inc.+........................         65,850       1,110,890
                       AT&T Corp. .................................................        251,510       5,347,103
                       AT&T Wireless Services, Inc.+...............................        916,444       7,817,267
                       BellSouth Corp. ............................................        157,100       4,001,337
                       SBC Communications, Inc. ...................................        256,300       5,987,168
                       Telephone and Data Systems, Inc. ...........................         92,390       4,930,854
                       Verizon Communications, Inc. ...............................        210,016       7,321,158
                       Vodafone Group, PLC ADR.....................................        121,585       2,307,683
                                                                                                      -------------
                                                                                                        60,061,692
                                                                                                      -------------
                       MATERIALS -- 4.7%
                       Chemicals -- 1.9%
                       Lyondell Chemical Co. ......................................         67,100       1,004,487
                       Air Products and Chemicals, Inc. ...........................         55,100       2,561,048
                       Akzo Nobel NV...............................................         42,700       1,269,518
                       Dow Chemical Co. ...........................................         87,700       3,095,810
                       du Pont (E.I.) de Nemours and Co. ..........................          4,900         215,306
                       PPG Industries, Inc. .......................................         48,900       2,761,383
                       Praxair, Inc. ..............................................         40,500       2,618,730
                       Forest Products -- 1.5%
                       Bowater, Inc. ..............................................         52,900       2,037,708
                       International Paper Co. ....................................         99,800       3,904,176
                       Owens-Illinois, Inc.+.......................................        240,560       2,749,601
                       Smurfit Stone Container Corp.+..............................        128,400       1,922,148

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 1.3%
                       Alcoa, Inc. ................................................        223,220    $  6,198,819
                       BHP Billiton, Ltd. .........................................        225,400       1,429,724
                       Phelps Dodge Corp.+.........................................         37,500       1,582,125
                                                                                                      -------------
                                                                                                        33,350,583
                                                                                                      -------------
                       REAL ESTATE -- 0.5%
                       Real Estate Investment Trusts -- 0.5%
                       Equity Residential..........................................        110,400       3,080,160
                       Healthcare Realty Trust, Inc................................          5,200         170,508
                       Hospitality Properties Trust................................         10,000         315,200
                                                                                                      -------------
                                                                                                         3,565,868
                                                                                                      -------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.4%
                       NiSource, Inc. .............................................        160,941       3,106,161
                       Gas & Pipeline Utilities -- 0.4%
                       National Fuel Gas Co. ......................................         80,800       1,954,552
                       WGL Holdings, Inc. .........................................         31,800         811,218
                                                                                                      -------------
                                                                                                         5,871,931
                                                                                                      -------------
                       TOTAL COMMON STOCK (cost $385,212,485)......................                    408,365,768
                                                                                                      -------------
                       PREFERRED STOCK -- 0.6%
                       --------------------------------------------------------------------------------------------
                       FINANCE -- 0.4%
                       Insurance -- 0.4%
                       Chubb Corp. 7.0%(1).........................................         38,700       1,049,931
                       Hartford Financial Services Group, Inc. 6.0%
                         (Convertible)(1)..........................................         37,100       1,981,140
                                                                                                      -------------
                                                                                                         3,031,071
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 0.2%
                       Communication Equipment -- 0.2%
                       Motorola, Inc. 7.00%........................................         44,000       1,458,600
                                                                                                      -------------
                       TOTAL PREFERRED STOCK (cost $4,704,715).....................                      4,489,671
                                                                                                      -------------
                                                                                       PRINCIPAL
                                          BONDS & NOTES -- 38.3%                         AMOUNT
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.2%
                       Automotive -- 0.1%
                       Ford Motor Co. 7.45% 2031...................................   $    396,000         338,180
                       General Motors Corp. 7.13% 2013.............................        374,000         364,749
                       Housing -- 0.1%
                       CRH America, Inc. 6.95% 2012................................        687,000         754,053
                       Pulte Homes, Inc. 6.38% 2033................................        229,000         206,958
                                                                                                      -------------
                                                                                                         1,663,940
                                                                                                      -------------
                       CONSUMER STAPLES -- 0.1%
                       Food, Beverage & Tobacco -- 0.1%
                       Kellogg Co. 6.00% 2006......................................        450,000         488,141
                       Kraft Foods, Inc. 6.25% 2012................................        458,000         479,432
                                                                                                      -------------
                                                                                                           967,573
                                                                                                      -------------
                       ENERGY -- 1.0%
                       Energy Services -- 0.9%
                       DTE Energy Co. 7.05% 2011...................................        345,000         375,660
                       Entergy Mississippi, Inc. 6.20% 2004........................        208,000         214,334

---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       FirstEnergy Corp. 6.45% 2011................................   $  1,089,000    $  1,111,368
                       MidAmerican Energy Holdings Co. 3.50% 2008..................        411,000         397,929
                       MidAmerican Energy Holdings Co. 5.88% 2012*.................        340,000         348,354
                       Phillips Petroleum Co. 8.50% 2005...........................      1,504,000       1,676,082
                       PSEG Power, LLC 6.95% 2012..................................        315,000         342,014
                       PSEG Power, LLC 8.63% 2031..................................        747,000         883,044
                       Toledo Edison Co. 7.88% 2004................................        640,000         676,582
                       TXU Energy Co. 7.00% 2013*..................................        435,000         455,451
                       Waterford 3 Funding-Entergy Corp. 8.09% 2017................        213,225         221,690
                       Energy Sources -- 0.1%
                       Ocean Energy, Inc. 4.38% 2007...............................        600,000         609,887
                                                                                                      -------------
                                                                                                         7,312,395
                                                                                                      -------------
                       FINANCE -- 6.6%
                       Banks -- 1.2%
                       Bank of America Corp. 7.40% 2011............................      1,992,000       2,296,292
                       Barclays Bank, PLC 6.86% 2032*(2)...........................      1,001,000       1,046,255
                       First Union Lehman Brothers Bank 6.56% 2035.................      1,461,549       1,614,277
                       KFW International Finance, Inc. 4.25% 2005..................      1,850,000       1,923,665
                       Popular North America, Inc. 4.25% 2008......................        639,000         638,463
                       UniCredito Italiano Capital Trust 9.20% 2010*(2)............        612,000         745,444
                       Financial Services -- 5.2%
                       Associates Corp. of North America 5.50% 2004................        790,000         808,278
                       Bear Stearns Commercial Mtg. Securities, Inc. 6.80% 2008....        319,817         343,260
                       Boeing Capital Corp. 6.50% 2012.............................      1,220,000       1,282,735
                       Capital One Auto Finance Trust 4.79% 2009...................      1,750,000       1,828,045
                       Certificates Funding Corp. 6.72% 2004*......................      1,149,970       1,194,320
                       Chase Commercial Mtg. Securities Corp. 6.39% 2030...........      1,073,000       1,178,584
                       Chase Commercial Mtg. Securities Corp. 7.54% 2003...........        119,050         132,137
                       Chase Mtg. Finance Trust 6.00% 2017.........................        221,560         224,107
                       Citibank Credit Card Issuance Trust 6.65% 2008..............        943,000       1,016,722
                       Citigroup, Inc. 7.25% 2010..................................        991,000       1,131,716
                       Countrywide Alternative Loan Trust 8.00% 2030...............        694,000         715,397
                       Countrywide Home Loans, Inc. 6.85% 2004.....................        700,000         732,677
                       CPS Auto Receivables Trust 2.89% 2009*......................        133,000         132,189
                       Credit Suisse First Boston USA, Inc. 4.63% 2008.............      2,961,000       3,051,467
                       Criimi Mae CMBS Corp. 7.00% 2033*...........................        842,000         915,651
                       Criimi Mae CMBS Corp. 6.70% 2030*...........................        140,000         152,132
                       DBS Capital Funding Corp. 7.66% 2011*(2)....................        478,000         536,756
                       Devon Financing Corp. 6.88% 2011............................        995,000       1,097,678
                       First Union Commercial Mtg. Securities, Inc. 7.38% 2029.....        324,183         363,873
                       Fleetwood Credit Corp. Grantor Trust 6.90% 2012.............          9,717           9,712
                       Ford Motor Credit Co. 6.88% 2006............................        575,000         603,814
                       General Electric Capital Corp. 6.75% 2032...................      1,074,000       1,125,859
                       General Electric Capital Corp. 7.50% 2005...................        424,000         465,360
                       General Electric Capital Corp. 8.75% 2007...................        109,000         129,057
                       General Motors Acceptance Corp. 5.36% 2004..................        925,000         949,996
                       General Motors Acceptance Corp. 6.88% 2011..................        515,000         503,139
                       General Motors Acceptance Corp. 7.25% 2011..................         52,000          52,078
                       General Motors Acceptance Corp. 8.00% 2031..................        809,000         746,448
                       GMAC Commercial Mtg. Securities, Inc., Series 2002-LTA A1
                         3.90% 2013*(2)(3).........................................        196,964         196,964
                       Goldman Sachs Group, Inc. 5.70% 2012........................      1,000,000       1,026,307
                       GS Mtg. Securities Corp. II 6.06% 2030......................        342,685         361,355
                       J.P. Morgan Commercial Mtg. Finance Corp. 6.61% 2030........        136,000         149,545
                       LB Commercial Conduit Mtg. Trust 6.48% 2008.................      1,123,560       1,229,725
                       Lehman Brothers Holdings, Inc. 7.75% 2005...................        340,000         370,137

                                                           ---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Lehman Brothers Holdings, Inc. 8.25% 2007...................   $    513,000    $    596,643
                       Lehman Large Loan Series 1997-LLI B 6.95% 2007..............        140,000         155,363
                       Merrill Lynch Mortgage Investments, Inc. 6.39% 2030.........      1,861,000       2,023,109
                       MidAmerican Funding, LLC 6.93% 2029.........................        166,000         170,364
                       Morgan Stanley Capital I, Inc. IO 0.85% 2003*(2)............     24,105,196         722,816
                       Morgan Stanley Deanwitter 2.64% 2003*(4)....................        557,636         557,861
                       Morgan Stanley Group, Inc. 6.10% 2006.......................        975,000       1,056,402
                       Mortgage Capital Funding, Inc. 6.34% 2031...................      1,048,083       1,146,032
                       Natexis Ambs Co., LLC 8.44% 2049*(2)........................        323,000         377,005
                       Pemex Master Trust 9.13% 2010...............................        678,000         783,090
                       Prudential Funding, LLC 6.60% 2008*.........................        512,000         568,218
                       Residential Funding Mtg. Securities I, Inc. 6.00% 2016......        579,772         593,073
                       SLM Corp. 5.38% 2013........................................        633,000         636,937
                       Small Business Administration 4.35% 2003....................        195,000         180,623
                       Student Loan Marketing Assoc. 5.00% 2004....................        660,000         683,765
                       Summit Acceptance Auto Receivables Trust 7.51% 2007*(3).....        177,515         177,793
                       TIAA Retail Commercial Trust 7.17% 2032*....................      1,067,479       1,163,582
                       Wells Fargo Mtg. Backed 6.00% 2017..........................        497,000         515,788
                       Insurance -- 0.2%
                       Safeco Corporation 4.88% 2010...............................        109,000         110,166
                       Allstate Corp. 6.13% 2032...................................        604,000         587,417
                       MetLife, Inc. 6.50% 2032....................................        586,000         594,334
                       Travelers Property Casualty Corp. 6.38% 2033................        251,000         244,945
                                                                                                      -------------
                                                                                                        46,666,942
                                                                                                      -------------
                       HEALTHCARE -- 0.2%
                       Health Services -- 0.2%
                       HCA, Inc. 6.25% 2013........................................        187,000         176,988
                       HCA, Inc. 6.95% 2012........................................        628,000         625,880
                       HCA, Inc. 8.75% 2010........................................        190,000         206,613
                                                                                                      -------------
                                                                                                         1,009,481
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 0.8%
                       Aerospace & Military Technology -- 0.4%
                       Bae Systems Holding, Inc. 6.40% 2011*.......................        273,000         287,214
                       Northrop Grumman Corp. 7.75% 2031...........................        756,000         870,498
                       Raytheon Co. 5.70% 2003.....................................        979,000         985,402
                       Raytheon Co. 6.15% 2008.....................................        698,000         759,039
                       Business Services -- 0.2%
                       Cendant Corp. 6.25% 2008....................................        250,000         269,095
                       Cendant Corp. 6.88% 2006....................................        445,000         486,687
                       USA Waste Services, Inc. 7.00% 2004.........................        417,000         439,749
                       Waste Management, Inc. 7.38% 2010...........................        603,000         682,362
                       Machinery -- 0.1%
                       Kennametal, Inc. 7.20% 2012.................................        490,000         506,843
                       Transportation -- 0.1%
                       Compania SudAmericana de Vapores SA 7.38% 2003..............         50,000          50,684
                       Union Pacific Corp. 6.34% 2003..............................        607,000         615,182
                                                                                                      -------------
                                                                                                         5,952,755
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 0.6%
                       Broadcasting & Media -- 0.4%
                       AOL Time Warner, Inc. 6.15% 2007............................        187,000         204,550
                       Belo Corp. 7.75% 2027.......................................        303,000         328,372
                       Clear Channel Communications, Inc. 7.25% 2003...............        500,000         503,080
                       Cox Communications, Inc. 7.75% 2010.........................        826,000         953,235

---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Time Warner, Inc. 10.15% 2012...............................   $    262,000    $    336,764
                       Time Warner, Inc. 6.88% 2018................................        290,000         298,056
                       Leisure & Tourism -- 0.2%
                       Continental Airlines, Inc., Series 981A 6.65% 2017..........        435,741         408,861
                       Harrah's Operating Co., Inc. 7.13% 2007.....................        302,000         332,949
                       MGM Mirage, Inc. 8.50% 2010.................................        536,000         597,640
                                                                                                      -------------
                                                                                                         3,963,507
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 1.4%
                       Electronics -- 0.2%
                       Analog Devices, Inc. 4.75% 2005.............................      1,391,000       1,413,604
                       Telecommunications -- 1.2%
                       ALLTEL Corp. 7.88% 2032.....................................        384,000         450,148
                       AT&T Wireless Services, Inc. 7.35% 2006.....................        220,000         244,195
                       AT&T Wireless Services, Inc. 8.75% 2031.....................        439,000         505,938
                       Citizens Communications Co. 7.63% 2008......................        956,000       1,094,111
                       Citizens Communications Co. 8.50% 2006......................        370,000         422,417
                       France Telecom SA 8.50% 2003(4).............................        750,000         933,847
                       PCCW, Ltd. 6.00% 2013*......................................      1,500,000       1,439,272
                       Sprint Capital Corp. 7.13% 2006.............................        327,000         353,108
                       TCI Communications Financing III 9.65% 2027.................      1,434,000       1,659,855
                       Telecom de Puerto Rico 6.65% 2006...........................        150,000         162,675
                       Verizon New York, Inc. 6.88% 2012...........................      1,410,000       1,549,297
                                                                                                      -------------
                                                                                                        10,228,467
                                                                                                      -------------
                       MATERIALS -- 0.2%
                       Chemicals -- 0.1%
                       Dow Chemical Co. 5.75% 2008.................................        486,000         511,587
                       Forest Products -- 0.1%
                       MeadWestvaco Corp. 6.80% 2032...............................        333,000         324,303
                       Weyerhaeuser Co. 6.75% 2012.................................        581,000         618,914
                                                                                                      -------------
                                                                                                         1,454,804
                                                                                                      -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.4%
                       Foreign Government -- 0.4%
                       Republic of Italy 4.63% 2005................................      1,500,000       1,570,032
                       State of Israel 4.63% 2013..................................        408,000         380,254
                       United Mexican States 11.50% 2026...........................        200,000         270,000
                       United Mexican States 8.13% 2019............................        208,000         217,360
                       United Mexican States, Series A 8.00% 2022..................        285,000         292,125
                                                                                                      -------------
                                                                                                         2,729,771
                                                                                                      -------------
                       REAL ESTATE -- 1.1%
                       Real Estate Companies -- 0.5%
                       EOP Operating LP 6.80% 2009.................................      1,981,000       2,204,903
                       Socgen Real Estate Co., LLC 7.64% 2007*(2)..................      1,051,000       1,183,613
                       Real Estate Investment Trusts -- 0.6%
                       Boston Properties, Inc. 5.00% 2015*.........................        147,000         133,079
                       Kimco Realty Corp. 6.00% 2012...............................        750,000         772,940
                       Simon Property Group, Inc. 6.75% 2004.......................      1,111,000       1,140,853
                       Vornado Realty Trust 5.63% 2007.............................      2,023,000       2,104,820
                                                                                                      -------------
                                                                                                         7,540,208
                                                                                                      -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 24.9%
                       U.S. Government Agencies -- 17.8%
                       Federal Home Loan Bank 2.25% 2006...........................      1,000,000         991,193
                       Federal Home Loan Mtg. Corp. 2.38% 2006.....................      4,245,000       4,227,770

                                                           ---------------------

                                                                                       PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS (continued)
                       U.S. Government Agencies (continued)
                       Federal Home Loan Mtg. Corp. 5.00% 2018.....................   $  2,750,286    $  2,750,715
                       Federal Home Loan Mtg. Corp. 5.50% 2006 - 2033..............      5,266,048       5,360,591
                       Federal Home Loan Mtg. Corp. 6.00% 2011.....................      1,750,000       1,889,069
                       Federal Home Loan Mtg. Corp. 6.50% 2015.....................        138,729         145,044
                       Federal National Mtg. Assoc. 4.08% 2003.....................        942,000         942,848
                       Federal National Mtg. Assoc. 4.50% 2018.....................      1,399,999       1,365,273
                       Federal National Mtg. Assoc. 5.00% 2018.....................      1,300,000       1,299,162
                       Federal National Mtg. Assoc. 5.25% 2007(6)..................      6,271,000       6,723,007
                       Federal National Mtg. Assoc. 5.50% 2016 - 2033..............     30,228,584      30,161,234
                       Federal National Mtg. Assoc. 5.72% 2009.....................        385,000         413,714
                       Federal National Mtg. Assoc. 6.00% 2016 - 2033..............     22,610,464      23,034,187
                       Federal National Mtg. Assoc. 6.13% 2012.....................      8,239,000       8,927,097
                       Federal National Mtg. Assoc. 6.50% 2031 - 2032..............     18,860,716      19,378,429
                       Federal National Mtg. Assoc. 6.63% 2009 - 2010..............      5,059,000       5,705,418
                       Federal National Mtg. Assoc. 7.50% 2030 - 2032..............      2,547,576       2,699,311
                       Federal National Mtg. Assoc. 4.50% TBA......................      2,520,000       2,453,069
                       Federal National Mtg. Assoc. 5.00% TBA......................      1,650,000       1,577,301
                       Government National Mtg. Assoc. 7.00% 2032..................      1,074,725       1,129,128
                       Government National Mtg. Assoc. 5.00% 2033..................      1,360,000       1,303,478
                       Government National Mtg. Assoc. 6.00% 2031 - 2032...........      1,664,816       1,688,311
                       Government National Mtg. Assoc. 6.50% 2028 - 2032...........      1,734,165       1,795,492
                       Government National Mtg. Assoc. 7.50% 2029..................        136,444         144,634
                       Government National Mtg. Assoc. 5.50% TBA...................        700,000         694,316
                       U.S. Treasuries -- 7.1%
                       United States Treasury Bonds 5.38% 2031.....................      1,573,000       1,565,135
                       United States Treasury Bonds 6.25% 2023.....................      8,984,000       9,864,153
                       United States Treasury Bonds 6.25% 2030.....................        415,000         458,997
                       United States Treasury Notes 1.25% 2005.....................        934,000         926,229
                       United States Treasury Notes 3.00% 2012.....................      3,708,969       3,897,316
                       United States Treasury Notes 3.88% 2013.....................      3,852,000       3,672,339
                       United States Treasury Notes 4.25% 2010(5)..................      2,208,728       2,505,526
                       United States Treasury Notes 4.38% 2007.....................      1,278,000       1,348,840
                       United States Treasury Notes 5.75% 2005.....................      6,747,000       7,314,699
                       United States Treasury Notes 6.50% 2005.....................     15,592,000      16,910,615
                       United States Treasury Notes 6.88% 2006.....................      1,716,000       1,928,690
                                                                                                      -------------
                                                                                                       177,192,330
                                                                                                      -------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.6%
                       Progress Energy, Inc. 7.10% 2011............................        250,000         273,228
                       CenterPoint Energy Resources Corp. 7.88% 2013*..............        218,000         236,934
                       Hydro Quebec 6.30% 2011.....................................        820,000         907,961
                       Niagara Mohawk Power Corp. 7.75% 2006.......................        649,000         733,014
                       Niagara Mohawk Power Corp. 8.77% 2018.......................        121,000         126,424
                       Northeast Utilities 8.58% 2006..............................         94,491         107,584
                       Oncor Electric Delivery Co. 7.00% 2032......................      1,003,000       1,037,090
                       Progress Energy, Inc. 6.85% 2012............................        705,000         756,007
                       Gas & Pipeline Utilities -- 0.1%
                       Kinder Morgan Energy Partners 6.75% 2011....................        494,000         543,463
                       Kinder Morgan Energy Partners 7.40% 2031....................        187,000         203,101
                       Kinder Morgan Energy Partners 7.75% 2032....................        350,000         396,489
                       Telephone -- 0.1%
                       Sprint Capital Corp. 6.88% 2028.............................        430,000         385,873
                       Deutsche Telekom International Finance BV 8.75% 2003........        233,000         272,808
                                                                                                      -------------
                                                                                                         5,979,976
                                                                                                      -------------
                       TOTAL BONDS & NOTES (cost $271,457,899).....................                    272,662,149
                                                                                                      -------------

---------------------

                       RIGHTS -- 0.0%+                                                   SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       Republic of Venezuela(2)(3) (cost $0).......................            535    $          0
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $661,375,099).............                    685,517,588
                                                                                                      -------------

                                                                                       PRINCIPAL
                       SHORT-TERM SECURITIES -- 4.2%                                     AMOUNT
                       --------------------------------------------------------------------------------------------
                       GOVERNMENT AGENCIES -- 4.2%
                       Federal National Mtg. Assoc. Disc. Notes 1.00% due 08/01/03
                         (cost $29,838,000)........................................   $ 29,838,000      29,838,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                       (cost $691,213,099)                 100.4%                                      715,355,588
                       Liabilities in excess of other
                       assets --                            (0.4)                                       (2,566,546)
                                                           ------                                     -------------
                       NET ASSETS --                       100.0%                                     $712,789,042
                                                           ------                                     =============
                                                           ------

              -----------------------------

              +   Non-income producing security

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2003, the aggregate value of these securities was $12,570,903 representing 1.76% of net assets.

              ADR -- American Depository Receipt

              IO -- Interest only

              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.

              (2) Variable rate security -- the rate reflected is as of July 31,
                  2003; maturity date reflects next reset date.

              (3) Fair valued security: See Note 2.

              (4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade. The rate reflected is as of July 31, 2003.

              (5) Security is indexed for inflation.

              (6) The security or a portion thereof represents collateral for
                  TBA.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    WM Advisors, Inc.                                                (UNAUDITED)

                                          COMMON STOCK -- 56.7%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.9%
                       Apparel & Textiles -- 0.6%
                       Columbia Sportswear Co.+....................................        6,600   $    349,734
                       Cutter & Buck, Inc.+........................................       27,500        148,225
                       Jones Apparel Group, Inc.+..................................       20,900        605,055
                       Nike, Inc., Class B.........................................       30,500      1,578,070
                       Quiksilver, Inc.+...........................................       24,000        414,720

                       Automotive -- 0.6%
                       General Motors Corp. .......................................       15,100        565,193
                       Monaco Coach Corp.+.........................................       45,500        636,090
                       PACCAR, Inc. ...............................................       16,900      1,304,680
                       Superior Industries International, Inc. ....................        8,700        376,101

                       Housing -- 0.3%
                       D.R. Horton, Inc. ..........................................       26,500        745,975
                       KB Home Corp. ..............................................        2,500        141,525
                       Simpson Manufacturing Co., Inc.+............................        9,500        424,270

                       Retail -- 1.4%
                       AnnTaylor Stores Corp.+.....................................       24,300        686,475
                       Costco Wholesale Corp.+.....................................       61,600      2,282,280
                       J.C. Penney Co., Inc. ......................................       28,400        527,672
                       May Department Stores Co. ..................................       19,500        481,845
                       Neiman Marcus Group, Inc., Class A+.........................        9,200        361,560
                       Restoration Hardware, Inc.+.................................          100            557
                       Tiffany & Co. ..............................................       16,300        560,068
                       United Natural Foods, Inc.+.................................       19,500        596,115
                       Wal-Mart de Mexico SA de CV ADR.............................       32,000        950,400
                                                                                                   -------------
                                                                                                     13,736,610
                                                                                                   -------------
                       CONSUMER STAPLES -- 3.4%
                       Food, Beverage & Tobacco -- 1.9%
                       Altria Group, Inc. .........................................       12,000        480,120
                       ConAgra Foods, Inc. ........................................       13,000        292,890
                       Dean Foods Co.+.............................................       19,500        583,635
                       Hershey Foods Corp. ........................................       13,000        946,530
                       Kroger Co.+.................................................      238,100      4,035,795
                       PepsiCo, Inc. ..............................................       32,300      1,488,061
                       SUPERVALU, Inc. ............................................       24,500        576,975
                       Whole Foods Market, Inc.+...................................        5,000        254,880

                       Household Products -- 1.5%
                       Avon Products, Inc. ........................................       51,300      3,200,607
                       Estee Lauder Cos., Inc., Class A............................       16,200        604,746
                       Kimberly-Clark Corp. .......................................       32,200      1,558,480
                       Procter & Gamble Co. .......................................       19,900      1,748,613
                                                                                                   -------------
                                                                                                     15,771,332
                                                                                                   -------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Edison Schools, Inc.+.......................................      173,500        288,010
                                                                                                   -------------

---------------------
    54

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 4.7%
                       Energy Services -- 4.1%
                       Baker Hughes, Inc. .........................................       32,000   $  1,005,120
                       BP, PLC ADR.................................................       60,000      2,493,000
                       ChevronTexaco Corp. ........................................       12,600        908,586
                       ConocoPhillips..............................................       15,600        816,504
                       Duke Energy Corp. ..........................................      103,500      1,816,425
                       Exxon Mobil Corp. ..........................................       48,000      1,707,840
                       FPL Group, Inc. ............................................       49,400      3,046,498
                       Hanover Compressor Co.+.....................................        9,900         94,941
                       Nabors Industries, Ltd.+....................................       20,300        726,740
                       Pinnacle West Capital Corp. ................................       64,500      2,213,640
                       Royal Dutch Petroleum Co. ..................................       52,500      2,287,950
                       Schlumberger, Ltd. .........................................       35,000      1,577,450
                       Southern Co. ...............................................       16,000        455,040

                       Energy Sources -- 0.6%
                       Apache Corp. ...............................................        2,500        154,900
                       Devon Energy Corp. .........................................       13,366        633,148
                       Tri-Union Development Corp.(1)..............................          295              3
                       Tribo Petroleum Corp. Class A(1)............................          500              5
                       Unocal Corp. ...............................................       67,300      1,971,217
                       Valero Energy Corp. ........................................        7,041        256,292
                                                                                                   -------------
                                                                                                     22,165,299
                                                                                                   -------------
                       FINANCE -- 11.0%
                       Banks -- 5.1%
                       Astoria Financial Corp. ....................................        2,000         56,280
                       Bank of America Corp. ......................................       52,400      4,326,668
                       Banner Corp. ...............................................       13,700        292,495
                       Charter One Financial, Inc. ................................       20,195        656,741
                       East-West Bancorp, Inc. ....................................        3,800        164,274
                       FleetBoston Financial Corp. ................................       91,500      2,844,735
                       Greater Bay Bancorp.........................................        8,300        162,597
                       Greenpoint Financial Corp. .................................       16,100        809,186
                       Investors Financial Services Corp. .........................       27,000        860,490
                       Key Corp. ..................................................        3,700         99,567
                       Pacific Northwest Bancorp...................................       21,200        736,700
                       PNC Financial Services Group................................       56,200      2,750,990
                       TCF Financial Corp. ........................................       26,500      1,209,725
                       U.S. Bancorp................................................       52,500      1,287,300
                       Wachovia Corp. .............................................       60,800      2,656,352
                       Washington Federal, Inc. ...................................       31,245        756,129
                       Wells Fargo & Co. ..........................................       85,000      4,295,050

                       Financial Services -- 4.1%
                       A.G. Edwards, Inc. .........................................       18,300        676,917
                       Affiliated Managers Group, Inc.+............................        5,900        385,978
                       American Capital Strategies, Ltd. ..........................       64,200      1,805,946
                       Charles Schwab Corp. .......................................       30,700        319,587
                       Citigroup, Inc. ............................................       90,900      4,072,320
                       Countrywide Credit Industries, Inc. ........................       11,600        774,996
                       Fannie Mae..................................................       14,700        941,388
                       Fidelity National Financial, Inc. ..........................       22,850        655,567
                       First Albany Cos., Inc. ....................................       13,000        163,657
                       Franklin Resources, Inc. ...................................       10,600        460,570
                       Freddie Mac.................................................       56,400      2,755,140
                       J.P. Morgan Chase & Co. ....................................      128,700      4,510,935
                       MGIC Investment Corp. ......................................        5,500        305,250

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Morgan Stanley, Dean Witter & Co. ..........................       14,500   $    687,880
                       T. Rowe Price Group, Inc. ..................................       12,000        487,080

                       Insurance -- 1.8%
                       ACE, Ltd. ..................................................       21,000        692,790
                       AFLAC, Inc. ................................................       13,000        417,040
                       Allstate Corp. .............................................      121,200      4,609,236
                       Ambac Financial Group, Inc. ................................       11,300        744,331
                       PMI Group, Inc. ............................................       13,300        440,629
                       RenaissanceRe Holdings, Ltd. ...............................        5,500        234,245
                       StanCorp Financial Group, Inc. .............................       12,700        708,660
                       XL Capital, Ltd., Class A...................................        9,000        715,500
                                                                                                   -------------
                                                                                                     51,530,921
                                                                                                   -------------
                       HEALTHCARE -- 8.4%
                       Drugs -- 5.4%
                       Abbott Laboratories.........................................       13,000        510,250
                       Accredo Health, Inc.+.......................................        8,200        200,736
                       Allergan, Inc. .............................................        6,500        523,120
                       AmerisourceBergen Corp. ....................................       12,100        763,389
                       Amgen, Inc.+................................................        5,760        400,781
                       Antigenics, Inc.+...........................................       23,000        287,730
                       Bristol-Myers Squibb Co. ...................................       88,100      2,308,220
                       Cardinal Health, Inc. ......................................       46,400      2,540,400
                       Corixa Corp.+...............................................      170,600      1,180,552
                       Dendreon Corp.+.............................................      115,900        741,760
                       DUSA Pharmaceuticals, Inc.+.................................       14,500         41,325
                       Eden Bioscience Corp.+......................................       36,200         51,042
                       Express Scripts, Inc., Class A+.............................       13,100        864,600
                       Medicis Pharmaceutical Corp., Class A.......................       12,300        718,320
                       Merck & Co., Inc. ..........................................       37,300      2,061,944
                       Mylan Laboratories, Inc. ...................................      185,500      6,264,335
                       Myriad Genetics, Inc.+......................................       20,100        305,319
                       Neose Technologies, Inc.+...................................       28,800        300,672
                       Pain Therapeutics, Inc.+....................................       55,100        465,595
                       Pfizer, Inc. ...............................................       70,600      2,355,216
                       Pharmacyclics, Inc.+........................................       58,000        266,800
                       Schering-Plough Corp. ......................................       99,300      1,686,114
                       Zymogenetics, Inc.+.........................................       33,800        470,834

                       Health Services -- 0.6%
                       Caremark Rx, Inc.+..........................................        1,500         37,530
                       Covance, Inc.+..............................................       40,000        828,000
                       Health Net, Inc.+...........................................       22,400        769,216
                       HEALTHSOUTH Corp.+..........................................       18,000         28,980
                       IMS Health, Inc. ...........................................       34,801        673,051
                       Wellpoint Health Networks, Inc.+............................        4,700        393,155

                       Medical Products -- 2.4%
                       Affymetrix, Inc.+...........................................       17,400        417,600
                       Applied Biosystems Group -- Applera Corp. ..................        4,900        106,085
                       Baxter International, Inc. .................................       26,000        717,860
                       Becton Dickinson & Co. .....................................       13,500        494,505
                       Emisphere Technologies, Inc.+...............................       74,300        312,060
                       Genentech, Inc.+............................................        4,100        331,075
                       Guidant Corp. ..............................................       72,000      3,399,840
                       ICOS Corp.+.................................................       18,100        789,522
                       Incyte Genomics, Inc.+......................................        2,600         13,650
                       Johnson & Johnson...........................................       43,100      2,232,149

---------------------
    56

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Microvision, Inc.+..........................................       54,700   $    386,729
                       OraSure Technologies, Inc.+.................................      139,000      1,191,230
                       SonoSite, Inc.+.............................................       49,000      1,071,140
                                                                                                   -------------
                                                                                                     39,502,431
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 5.5%
                       Aerospace & Military Technology -- 1.2%
                       Boeing Co. .................................................      105,600      3,497,472
                       General Dynamics Corp. .....................................       10,000        793,400
                       Lockheed Martin Corp. ......................................        9,800        512,932
                       Northrop Grumman Corp. .....................................        7,650        705,636

                       Business Services -- 1.5%
                       Acxiom Corp.+...............................................       47,300        751,597
                       Building Materials Holding Corp. ...........................       50,000        667,500
                       Convergys Corp.+............................................        7,700        129,899
                       Euronet Services, Inc.+.....................................       17,200        172,860
                       Exult, Inc.+................................................        8,800         86,064
                       First Consulting Group, Inc.+...............................       41,600        197,184
                       First Data Corp. ...........................................       47,800      1,804,928
                       Genuine Parts Co. ..........................................       16,000        495,040
                       Getty Images, Inc.+.........................................       33,700      1,284,981
                       Headwaters, Inc.+...........................................       32,900        470,470
                       Republic Services, Inc.+....................................       31,800        769,560
                       Robert Half International, Inc.+............................       13,100        284,401

                       Machinery -- 1.4%
                       Federal Signal Corp. .......................................       23,200        462,840
                       Lincoln Electric Holdings, Inc. ............................       25,600        580,608
                       Magna International, Inc., Class A-ADR......................       12,700        966,216
                       Teleflex, Inc. .............................................       15,500        708,815
                       Tyco International, Ltd. ...................................      206,000      3,831,600

                       Multi-Industry -- 1.1%
                       General Electric Co. .......................................       71,000      2,019,240
                       Honeywell International, Inc. ..............................      103,000      2,912,840

                       Transportation -- 0.3%
                       Expeditors International of Washington, Inc. ...............       24,400        819,108
                       West Marine, Inc.+..........................................       35,500        734,495
                                                                                                   -------------
                                                                                                     25,659,686
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.4%
                       Broadcasting & Media -- 2.0%
                       Comcast Corp., Class A+.....................................       36,014      1,091,945
                       Comcast Corp., Special Class A+.............................       87,200      2,554,960
                       Knight-Ridder, Inc. ........................................        5,900        404,917
                       Liberty Media Corp.+........................................      234,800      2,603,932
                       Sirius Satellite Radio, Inc.+...............................      209,300        376,740
                       Univision Communications, Inc., Class A+....................       10,400        324,480
                       Viacom, Inc., Class A+......................................       44,700      1,949,367

                       Entertainment Products -- 0.9%
                       Hollywood Entertainment Corp.+..............................       41,200        689,688
                       K2, Inc.+...................................................       10,500        173,250
                       Mattel, Inc. ...............................................      180,700      3,511,001

                       Leisure & Tourism -- 2.5%
                       Alaska Air Group, Inc.+.....................................       10,200        249,492
                       Carnival Corp. .............................................      199,000      6,827,690

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Intrawest Corp. ............................................       75,200   $    971,584
                       Jack In The Box, Inc.+......................................        4,800        102,240
                       Mandalay Resort Group.......................................       32,900      1,143,604
                       McDonald's Corp. ...........................................       30,500        701,805
                       Papa John's International, Inc.+............................       13,300        350,455
                       Starbucks Corp.+............................................       14,600        399,018
                       WestCoast Hospitality Corp.+................................       75,600        378,000
                       Yum! Brands, Inc.+..........................................       23,500        703,355
                                                                                                   -------------
                                                                                                     25,507,523
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 9.1%
                       Communication Equipment -- 0.4%
                       Motorola, Inc. .............................................      185,500      1,676,920

                       Computers & Business Equipment -- 2.3%
                       Advanced Digital Information Corp.+.........................       86,800      1,007,748
                       Avid Technology, Inc.+......................................        5,300        246,238
                       Diebold, Inc. ..............................................       32,700      1,445,667
                       Electronics for Imaging, Inc.+..............................       25,200        529,200
                       Hewlett-Packard Co. ........................................      109,000      2,307,530
                       InFocus Corp.+..............................................       55,400        255,394
                       International Business Machines Corp. ......................       38,600      3,136,250
                       Komag, Inc.+(1).............................................       19,542        268,702
                       RadiSys Corp.+..............................................       31,000        477,400
                       Rudolph Technologies, Inc.+.................................        9,600        192,000
                       Synopsys, Inc.+.............................................       11,900        743,869

                       Computer Services -- 0.9%
                       Computer Associates International, Inc. ....................      128,600      3,272,870
                       Intraware, Inc.+............................................      404,800        477,664
                       Onyx Software Corp.+........................................      112,388        421,453
                       Pinnacle Systems, Inc.+.....................................       29,200        240,608

                       Computer Software -- 2.0%
                       Actuate Corp.+..............................................        4,600         12,880
                       Adobe Systems, Inc. ........................................       17,000        555,560
                       BMC Software, Inc.+.........................................       77,000      1,085,700
                       BSQUARE Corp.+..............................................      293,500        390,355
                       Business Objects SA ADR+....................................       24,600        598,026
                       E.piphany, Inc.+............................................       27,800        138,444
                       Electronic Data Systems Corp. ..............................       19,000        423,130
                       Fair Issac and Company, Inc. ...............................        2,100        113,484
                       Informatica Corp.+..........................................       85,600        627,448
                       Microsoft Corp. ............................................      129,400      3,416,160
                       NetIQ Corp.+................................................       48,700        529,369
                       Nuance Communications, Inc.+................................       86,200        454,274
                       PDF Solutions, Inc.+........................................       38,000        491,340
                       Peoplesoft, Inc.+...........................................       19,000        316,730
                       Quest Software, Inc.+.......................................        4,100         36,281
                       Scansoft, Inc.+.............................................       69,700        353,379
                       Siebel Systems, Inc.+.......................................        6,700         62,846

                       Electronics -- 1.6%
                       Applied Materials, Inc.+....................................        4,400         85,800
                       Arrow Electronics, Inc.+....................................       13,300        226,765
                       Atmel Corp.+................................................        8,300         26,643
                       Credence Systems Corp.+.....................................       56,100        535,755
                       Digimarc Corp.+.............................................       58,900        905,882
                       Electro Scientific Industries, Inc.+........................       30,600        525,096

---------------------
    58

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Emerson Electric Co. .......................................        6,300   $    338,310
                       FEI Co.+....................................................       55,200      1,225,440
                       Intel Corp. ................................................       20,600        513,970
                       KLA-Tencor Corp.+...........................................        2,700        139,455
                       Lattice Semiconductor Corp.+................................       42,600        331,002
                       LSI Logic Corp.+............................................        8,500         79,135
                       Microchip Technology, Inc. .................................       29,850        786,846
                       Micron Technology, Inc.+....................................        5,900         86,376
                       Pixelworks, Inc.+...........................................      163,650      1,117,730
                       Tektronix, Inc.+............................................       25,500        538,815
                       TriQuint Semiconductor, Inc.+...............................       21,600         97,848

                       Internet Content -- 0.3%
                       Aquantive, Inc.+............................................        7,000         69,300
                       Click2learn, Inc.+..........................................      194,300        384,714
                       Corillian Corp.+............................................      259,100        777,300

                       Internet Software -- 0.5%
                       Interwoven, Inc.+...........................................       92,600        243,538
                       Lionbridge Technologies, Inc.+..............................      183,900      1,274,427
                       Primus Knowledge Solutions, Inc.+...........................      286,400        386,926
                       WatchGuard Technologies, Inc.+..............................       78,800        341,204

                       Software -- 0.0%
                       Online Resources and Communications Corp.+..................       24,100        131,345
                       Sybase, Inc.+...............................................        5,500         86,350

                       Telecommunications -- 1.1%
                       ALLTEL Corp. ...............................................       15,500        725,245
                       AT&T Corp. .................................................        3,100         65,906
                       AT&T Wireless Services, Inc.+...............................       48,500        413,705
                       CommScope, Inc.+............................................        5,000         51,650
                       Gilat Satellite Networks, Ltd.+.............................       11,300         54,353
                       Interdigital Commerce Corp. ................................        5,200         82,576
                       Latitude Communications, Inc.+..............................      219,000        503,700
                       SBC Communications, Inc. ...................................       84,400      1,971,584
                       United States Cellular Corp.+...............................        6,500        186,875
                       Verizon Communications, Inc. ...............................       28,400        990,024
                                                                                                   -------------
                                                                                                     42,606,509
                                                                                                   -------------
                       MATERIALS -- 1.1%
                       Chemicals -- 0.3%
                       Cabot Corp. ................................................       14,600        398,288
                       Dow Chemical Co. ...........................................       11,000        388,300
                       du Pont (E.I.) de Nemours and Co. ..........................        4,000        175,760
                       PPG Industries, Inc. .......................................        3,300        186,351
                       Valspar Corp. ..............................................       10,100        441,572

                       Forest Products -- 0.3%
                       Louisiana-Pacific Corp.+....................................       71,400        867,510
                       Weyerhaeuser Co. ...........................................       10,300        579,787

                       Metals & Minerals -- 0.5%
                       Alcoa, Inc. ................................................       12,600        349,902
                       Greenbrier Cos., Inc.+......................................       40,800        568,752
                       Liquidmetal Technologies, Inc.+.............................       14,600         76,650
                       Oregon Steel Mills, Inc.+...................................       78,500        200,175
                       Precision Castparts Corp. ..................................       10,900        351,525
                       Schnitzer Steel Industries, Inc. ...........................       14,700        681,639
                                                                                                   -------------
                                                                                                      5,266,211
                                                                                                   -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE -- 4.7%
                       Real Estate Investment Trusts -- 4.7%
                       AMB Property Corp. .........................................       27,800   $    781,180
                       Annaly Mtg. Management, Inc. ...............................       18,700        358,105
                       Apartment Investment & Management Co., Class A..............       21,500        847,315
                       Arden Realty Group, Inc. ...................................       16,800        470,400
                       AvalonBay Communities, Inc. ................................       10,900        512,082
                       Boston Properties, Inc. ....................................        8,600        372,294
                       Capital Automotive Reit.....................................       16,200        497,826
                       CarrAmerica Realty Corp. ...................................       16,700        487,807
                       CenterPoint Properties Corp. ...............................        4,600        292,560
                       Corporate Office Properties Trust...........................       33,700        611,318
                       Developers Diversified Reality Corp. .......................       17,500        519,750
                       Duke Realty Corp. ..........................................       20,500        590,810
                       Equity Office Properties Trust..............................       40,500      1,123,470
                       Equity Residential..........................................       40,700      1,135,530
                       FelCor Lodging Trust, Inc. .................................       19,900        178,105
                       General Growth Properties, Inc. ............................       17,400      1,186,332
                       Health Care Property Investors, Inc. .......................       50,000      2,191,500
                       Healthcare Realty Trust, Inc. ..............................        8,700        285,273
                       Hospitality Properties Trust................................       23,700        747,024
                       Host Marriott Corp.+........................................       27,300        272,454
                       iStar Financial, Inc. ......................................       12,600        456,750
                       Kimco Realty Corp. .........................................       17,700        724,461
                       Mills Corp. ................................................       15,800        562,638
                       Nationwide Health Properties, Inc. .........................       54,400        931,328
                       Plum Creek Timber Co., Inc. ................................       47,700      1,295,532
                       ProLogis....................................................       21,700        597,835
                       Public Storage, Inc. .......................................        8,700        314,940
                       Shurgard Storage Centers, Inc. .............................       21,200        745,180
                       Simon Property Group, Inc. .................................       26,700      1,130,745
                       SL Green Realty Corp. ......................................        9,000        322,290
                       The Macerich Co. ...........................................       22,200        828,726
                       United Dominion Realty Trust, Inc. .........................       22,000        396,660
                       Vornado Realty Trust........................................       10,500        481,320
                                                                                                   -------------
                                                                                                     22,249,540
                                                                                                   -------------
                       UTILITIES -- 0.4%
                       Electric Utilities -- 0.3%
                       NiSource, Inc. .............................................       74,500      1,437,850

                       Gas & Pipeline Utilities -- 0.1%
                       El Paso Energy Corp. .......................................       41,000        288,640
                                                                                                   -------------
                                                                                                      1,726,490
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $282,987,791)......................                 266,010,562
                                                                                                   -------------
                                                                                      PRINCIPAL
                       BONDS & NOTES -- 35.2%                                          AMOUNT
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.2%
                       Automotive -- 0.2%
                       Ford Motor Co. 6.38% 2029...................................  $ 1,200,000        907,091
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.6%
                       Food, Beverage & Tobacco -- 0.6%
                       ConAgra, Inc. 8.25% 2030....................................    1,500,000      1,808,157
                       Fred Meyer, Inc. 7.45% 2008.................................      800,000        903,203
                                                                                                   -------------
                                                                                                      2,711,360
                                                                                                   -------------

---------------------
    60

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 1.9%
                       Energy Services -- 1.2%
                       Arizona Public Service Co. 6.50% 2012.......................  $ 1,000,000   $  1,080,926
                       Hanover Compressor Co. 4.75% 2008...........................      750,000        661,875
                       Petro-Canada 4.00% 2013.....................................    1,000,000        902,072
                       Petrobas International Finance Co. 9.75% 2011...............    1,500,000      1,620,000
                       Phillips Petroleum Co. 8.75% 2010...........................    1,250,000      1,529,147

                       Energy Sources -- 0.7%
                       Burlington Resources Finance Co. 6.68% 2011.................    1,000,000      1,106,518
                       Ogden Corp. 9.25% 2022(1)(2)................................    1,500,000        900,000
                       Tesoro Petroleum Corp., Series B 9.00% 2008.................    1,000,000        910,000
                       Tri-Union Development Corp. 12.50% 2006(1)(2)...............      454,250        231,668
                                                                                                   -------------
                                                                                                      8,942,206
                                                                                                   -------------
                       FINANCE -- 4.4%
                       Financial Services -- 4.4%
                       Athena Neurosciences Finance, LLC 7.25% 2008................    1,000,000        790,000
                       CIT Group, Inc. 7.38% 2007..................................      500,000        560,189
                       Citigroup, Inc. 6.75% 2005..................................      750,000        824,061
                       Citigroup, Inc. 7.25% 2010..................................    1,750,000      1,998,489
                       Discover Card Master Trust I 1.86% 2013(3)..................      700,000        695,383
                       DVI, Inc. 9.88% 2004(2).....................................      850,000        663,000
                       DVI, Inc. 9.88% 2004(2).....................................      750,000        585,000
                       Ford Motor Credit Co. 7.38% 2011............................    1,200,000      1,189,756
                       General Motors Acceptance Corp. 7.75% 2010..................    1,750,000      1,829,719
                       GMAC Mtg. Corp. Loan Trust, Series 2002-HE2 A3 5.29% 2027...      264,434        265,372
                       Goldman Sachs Group, Inc. 6.88% 2011........................    1,750,000      1,950,613
                       J.P. Morgan Chase & Co. 6.75% 2011..........................    1,750,000      1,912,764
                       Jefferies Group, Inc. 7.75% 2012............................    1,000,000      1,100,023
                       Legg Mason, Inc. 6.75% 2008.................................      500,000        551,125
                       Merrill Lynch & Co., Inc. 6.00% 2009........................    1,750,000      1,880,044
                       Morgan Stanley Group, Inc. 6.75% 2011.......................    1,000,000      1,114,212
                       PDVSA Finance, Ltd. 8.50% 2012..............................      750,000        675,000
                       Vendee Mortgage Trust 7.50% 2014............................    1,718,000      1,837,848
                                                                                                   -------------
                                                                                                     20,422,598
                                                                                                   -------------
                       HEALTHCARE -- 0.7%
                       Drugs -- 0.4%
                       Cardinal Health, Inc. 6.75% 2011............................    1,500,000      1,676,283

                       Health Services -- 0.3%
                       HCA, Inc. 8.75% 2010........................................    1,500,000      1,631,156
                                                                                                   -------------
                                                                                                      3,307,439
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 1.6%
                       Aerospace & Military Technology -- 0.4%
                       Lockheed Martin Corp. 8.50% 2029............................    1,500,000      1,840,302

                       Business Services -- 0.8%
                       Allied Waste North America, Inc. 7.88% 2013.................    1,250,000      1,275,000
                       Cendant Corp. 6.88% 2006....................................    1,000,000      1,093,680
                       Waste Management, Inc. 7.38% 2010...........................    1,045,000      1,182,533

                       Transportation -- 0.4%
                       Norfolk Southern Corp. 7.25% 2031...........................    1,250,000      1,341,551
                       Norfolk Southern Corp. 7.80% 2027...........................      500,000        567,620
                                                                                                   -------------
                                                                                                      7,300,686
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 3.6%
                       Broadcasting & Media -- 1.1%
                       AOL Time Warner, Inc. 7.63% 2031............................    1,200,000      1,244,436
                       Cox Enterprises, Inc 7.88% 2010*............................    1,500,000      1,712,938

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Olympus Communications LP 10.63% 2006(2)....................  $ 1,000,000   $  1,010,000
                       Reed Elsevier Capital, Inc. 6.75% 2011......................    1,000,000      1,098,209

                       Entertainment Products -- 0.3%
                       Old Evangeline Downs LLC 13.00% 2010*.......................    1,500,000      1,528,125

                       Leisure & Tourism -- 2.2%
                       Mandalay Resort Group 10.25% 2007...........................    2,500,000      2,750,000
                       Northwest Airlines, Inc. 8.97% 2015.........................      128,323         69,403
                       Park Place Entertainment Corp. 7.50% 2009...................    1,500,000      1,601,250
                       Park Place Entertainment Corp. 9.38% 2007...................    1,000,000      1,092,500
                       Riviera Holdings Corp. 11.00% 2010..........................    2,000,000      1,957,500
                       Southwest Airlines Co. 5.50% 2006...........................    1,500,000      1,589,746
                       United AirLines, Inc. 7.19% 2011............................    1,717,759      1,421,687
                                                                                                   -------------
                                                                                                     17,075,794
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 3.4%
                       Computers & Business Equipment -- 0.1%
                       Komag, Inc., Series JR 12.00% 2007(1)(4)....................          339            285
                       RadiSys Corp. 5.50% 2007....................................      500,000        480,000

                       Computer Software -- 0.4%
                       BEA Systems, Inc. 4.00% 2006................................    1,500,000      1,447,500
                       Siebel Systems, Inc. 5.50% 2006.............................      500,000        506,875

                       Electronics -- 1.9%
                       Analog Devices, Inc. 4.75% 2005.............................    2,400,000      2,439,000
                       LSI Logic Corp. 4.00% 2005..................................    3,000,000      2,925,000
                       Triquint Semiconductor, Inc. 4.00% 2007.....................    2,250,000      1,940,625
                       Vitesse Semiconductor Corp. 4.00% 2005......................    2,000,000      1,912,500

                       Telecommunications -- 1.0%
                       Deutsche Telekom International 8.50% 2010...................    1,000,000      1,178,310
                       Extreme Networks, Inc. 3.50% 2006...........................      750,000        672,188
                       Qwest Services Corp. 8.88% 2012*............................    1,000,000      1,025,000
                       Vodafone Group, PLC 7.75% 2010..............................    1,500,000      1,756,618
                                                                                                   -------------
                                                                                                     16,283,901
                                                                                                   -------------
                       MATERIALS -- 0.6%
                       Chemicals -- 0.4%
                       Praxair, Inc. 6.50% 2008....................................    1,500,000      1,675,685

                       Forest Products -- 0.2%
                       Champion International Corp. 7.15% 2027.....................    1,000,000      1,001,022
                                                                                                   -------------
                                                                                                      2,676,707
                                                                                                   -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.4%
                       Foreign Government -- 0.4%
                       Federal Republic of Brazil 8.00% 2014.......................      923,558        801,186
                       United Mexican States 9.88% 2010............................    1,000,000      1,252,500
                                                                                                   -------------
                                                                                                      2,053,686
                                                                                                   -------------
                       REAL ESTATE -- 1.4%
                       Real Estate Investment Trusts -- 1.4%
                       Developers Diversified Reality Corp. 4.63% 2010*............    1,000,000        955,209
                       Health Care Property Investors, Inc. 6.00% 2015.............      750,000        724,600
                       Health Care Property Investors, Inc. 6.88% 2005(5)..........      500,000        529,317
                       Nationwide Health Properties, Inc. 7.06% 2006...............    2,500,000      2,693,267
                       Shurgard Storage Centers, Inc. 5.88% 2013...................    1,000,000      1,006,687
                       Shurgard Storage Centers, Inc. 7.50% 2004...................      500,000        517,986
                                                                                                   -------------
                                                                                                      6,427,066
                                                                                                   -------------

---------------------
    62

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS -- 15.0%
                       U.S. Government Agencies -- 13.8%
                       Federal Home Loan Mtg. Corp. 5.00% 2033.....................  $   998,935   $    956,365
                       Federal Home Loan Mtg. Corp. 5.50% 2017-2033................    6,861,341      6,857,331
                       Federal Home Loan Mtg. Corp. 6.00% 2017-2032................    3,597,805      3,679,792
                       Federal Home Loan Mtg. Corp. 6.50% 2014-2032................    1,438,760      1,490,346
                       Federal Home Loan Mtg. Corp. 7.00% 2015-2032................    2,112,404      2,230,627
                       Federal Home Loan Mtg. Corp. 7.50% 2030-2031................    1,334,606      1,418,391
                       Federal Home Loan Mtg. Corp. 8.00% 2030.....................      242,432        260,358
                       Federal National Mtg. Assoc. 5.00% 2018.....................    3,895,070      3,892,559
                       Federal National Mtg. Assoc. 5.50% 2017-2033................    5,449,240      5,420,115
                       Federal National Mtg. Assoc. 6.00% 2018-2033................    8,924,016      9,037,170
                       Federal National Mtg. Assoc. 6.16% 2003(3)..................      978,088        857,432
                       Federal National Mtg. Assoc. 6.25% 2011.....................    1,000,000      1,071,762
                       Federal National Mtg. Assoc. 6.50% 2019-2032................    7,377,221      7,593,421
                       Federal National Mtg. Assoc. 7.00% 2015-2032................    3,304,218      3,464,105
                       Federal National Mtg. Assoc. 7.50% 2028-2031................    3,955,074      4,202,730
                       Federal National Mtg. Assoc. 8.00% 2016.....................    1,784,221      1,918,099
                       Government National Mtg. Assoc. 5.50% 2033..................    1,800,033      1,784,787
                       Government National Mtg. Assoc. 6.00% 2032-2033.............    2,559,118      2,596,871
                       Government National Mtg. Assoc. 6.50% 2023-2032.............    3,380,959      3,506,108
                       Government National Mtg. Assoc. 7.00% 2022-2028.............      589,038        620,694
                       Government National Mtg. Assoc. 7.50% 2028-2031.............    1,800,073      1,889,432

                       U.S. Treasuries -- 1.2%
                       United States Treasury Bonds 5.38% 2031.....................      500,000        497,500
                       United States Treasury Notes 4.00% 2012.....................    3,000,000      2,897,814
                       United States Treasury Notes 5.00% 2011.....................    2,000,000      2,110,624
                                                                                                   -------------
                                                                                                     70,254,433
                                                                                                   -------------
                       UTILITIES -- 1.4%
                       Electric Utilities -- 0.6%
                       Illinois Power Co. 7.50% 2009...............................    1,170,000      1,170,000
                       Niagara Mohawk Power Corp. 7.75% 2006.......................    1,000,000      1,129,451
                       Texas-New Mexico Power Co. 6.25% 2009.......................      500,000        494,454

                       Gas & Pipeline Utilities -- 0.8%
                       Consolidated Natural Gas Co. 6.85% 2011.....................    1,250,000      1,400,432
                       El Paso Natural Gas Co. 7.50% 2026..........................    1,800,000      1,548,000
                       El Paso Natural Gas Co. 8.38% 2032*.........................      500,000        462,500
                       Southern Natural Gas Co. 8.00% 2032.........................      500,000        485,000
                                                                                                   -------------
                                                                                                      6,689,837
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $160,488,425).....................                 165,052,804
                                                                                                   -------------
                       CONVERTIBLE BONDS -- 1.0%
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.1%
                       Insurance -- 0.1%
                       HIH Capital, Ltd. 7.50% 2006*...............................      750,000        561,250
                                                                                                   -------------
                       HEALTHCARE -- 0.5%
                       Drugs -- 0.5%
                       IVAX Corp. 4.50% 2008.......................................    2,500,000      2,471,875
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.4%
                       Electronics -- 0.4%
                       Conexant Systems, Inc. 4.00% 2007...........................    2,000,000      1,695,000
                                                                                                   -------------
                       TOTAL CONVERTIBLE BONDS (cost $3,746,348)...................                   4,728,125
                                                                                                   -------------

                                                           ---------------------

                       WARRANTS -- 0.0%+                                               SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       Mikohn Gaming Corp. Expires 08/15/2008(1)...................        1,500   $         15
                                                                                                   -------------

                       INFORMATION TECHNOLOGY -- 0.0%
                       Computers & Business Equipment -- 0.0%
                       Komag, Inc. Expires 6/30/2005...............................        4,347         26,951
                                                                                                   -------------
                       TOTAL WARRANTS (cost $79)...................................                      26,966
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $447,222,643).............                 435,818,457
                                                                                                   -------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 7.4%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.97%, dated 07/31/03, to be repurchased
                         08/01/03 in the amount of $34,725,936 and collateralized
                         by $30,495,000 of United States Treasury Bonds, bearing
                         interest at 6.38%, due 08/15/27 having an approximate
                         value of $35,422,291 (cost $34,725,000)...................  $34,725,000     34,725,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $481,947,643)               100.3%                                   470,543,457
                       Liabilities in excess of other
                       assets --                            (0.3)                                    (1,442,481)
                                                           ------                                  -------------
                       NET ASSETS --                       100.0%                                  $469,100,976
                                                           ------                                  =============
                                                           ------

              -----------------------------

              +   Non-income producing security.

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2003, the aggregate value of these securities was $6,245,022 representing 1.33% of net assets.

              ADR -- American Depository Receipt

              (1) Fair valued security; See Note 2.

              (2) Bond in default.

              (3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of July 31, 2003.

              (4) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash.

              (5) Variable rate security -- the rate reflected is as of July 31,
                  2003; maturity date reflects next reset date.

              See Notes to Financial Statements.

---------------------
    64

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO              INVESTMENT PORTFOLIO -- JULY 31, 2003

    Federated Investment Counseling                                  (UNAUDITED)

                                          COMMON STOCK -- 66.7%                          SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       ENERGY -- 24.6%
                       Energy Services -- 24.6%
                       American Electric Power Co., Inc. ..........................         18,600    $   521,916
                       BP, PLC ADR.................................................         11,400        473,670
                       ChevronTexaco Corp. ........................................          6,600        475,926
                       Consolidated Edison, Inc. ..................................          9,700        385,187
                       Diamond Offshore Drilling, Inc. ............................         20,400        396,984
                       Dominion Resources, Inc. ...................................          3,200        192,320
                       DPL, Inc. ..................................................         52,900        769,695
                       Endesa SA ADR...............................................         60,600        951,420
                       Energy East Corp. ..........................................         15,100        312,721
                       Eni SpA.....................................................          2,800        205,688
                       Entergy Corp. ..............................................          5,500        283,305
                       Exelon Corp. ...............................................         31,600      1,816,052
                       Exxon Mobil Corp. ..........................................          3,700        131,646
                       Great Plains Energy, Inc. ..................................         35,700      1,018,521
                       IDACORP, Inc. ..............................................         17,400        472,410
                       Marathon Oil Corp. .........................................          5,300        136,422
                       Pinnacle West Capital Corp. ................................         43,700      1,499,784
                       PPL Corp. ..................................................          5,100        201,909
                       Public Service Enterprise Group, Inc. ......................         10,800        440,100
                       Royal Dutch Petroleum Co. ..................................          2,900        126,382
                       SCANA Corp. ................................................          8,300        275,560
                       Southern Co. ...............................................         39,200      1,114,848
                       TECO Energy, Inc. ..........................................          6,300         78,120
                       TXU Corp. ..................................................          9,600        193,632
                       WPS Resources Corp. ........................................         10,600        421,986
                                                                                                      ------------
                                                                                                       12,896,204
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 21.6%
                       Telecommunications -- 21.6%
                       AT&T Corp. .................................................         29,500        627,170
                       BCE, Inc. ..................................................        101,400      2,251,080
                       BellSouth Corp. ............................................         86,900      2,213,343
                       SBC Communications, Inc. ...................................        107,400      2,508,864
                       Sprint Corp. (FON Group)....................................         41,400        584,568
                       Telecom Italia SpA ADR......................................          9,600        811,200
                       Telstra Corp., Ltd. ........................................          9,400        144,948
                       Verizon Communications, Inc. ...............................         62,700      2,185,722
                                                                                                      ------------
                                                                                                       11,326,895
                                                                                                      ------------
                       UTILITIES -- 20.5%
                       Electric Utilities -- 12.2%
                       CenterPoint Energy, Inc. ...................................         63,400        511,638
                       DQE, Inc. ..................................................         31,800        455,376
                       Korea Electric Power Corp. ADR..............................         63,800        578,666
                       National Grid Group, PLC....................................          6,900        216,039
                       NiSource, Inc. .............................................         92,985      1,794,611
                       Northeast Utilities.........................................         28,300        475,440
                       NSTAR.......................................................         13,100        585,963
                       OGE Energy Corp. ...........................................         17,300        344,616

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Electric Utilities (continued)
                       Progress Energy, Inc. ......................................         28,900    $ 1,177,386
                       RWE AG......................................................          9,700        274,025

                       Gas & Pipeline Utilities -- 6.7%
                       El Paso Energy Corp. .......................................         17,300        121,792
                       KeySpan Corp. ..............................................         25,300        853,875
                       National Fuel Gas Co. ......................................         19,900        481,381
                       NICOR, Inc. ................................................         12,900        468,012
                       Peoples Energy Corp. .......................................         34,500      1,414,155
                       Sempra Energy...............................................          7,500        208,725

                       Telephone -- 1.3%
                       Portugal Telecom SA ADR.....................................         19,100        127,206
                       Telefonos de Mexico SA de CV ADR............................         18,000        555,480

                       Water Utilities -- 0.3%
                       Suez SA ADR.................................................          9,200        146,188
                                                                                                      ------------
                                                                                                       10,790,574
                                                                                                      ------------
                       TOTAL COMMON STOCK (cost $34,799,970).......................                    35,013,673
                                                                                                      ------------
                       PREFERRED STOCK -- 29.9%
                       -------------------------------------------------------------------------------------------
                       ENERGY -- 22.6%
                       Energy Services -- 22.6%
                       American Electric Power Co., Inc. 9.25%.....................         37,700      1,749,280
                       Cinergy Corp. 9.50% (Convertible)...........................         45,800      2,699,910
                       CMS Energy Corp. 7.25% (Convertible)........................         14,600        185,128
                       Dominion Resources, Inc. 9.50%..............................         19,800      1,111,770
                       DTE Energy Co. 8.75% (Convertible)..........................         20,500        535,870
                       Duke Energy Corp. 8.00%.....................................         34,300        490,833
                       FPL Group, Inc. 8.50%.......................................         41,100      2,317,218
                       FPL Group, Inc. 8.00% (Convertible).........................          4,800        260,400
                       PPL Capital Funding Trust I 7.75%...........................         43,900        913,120
                       Public Service Enterprise Group, Inc. 10.25%
                         (Convertible).............................................          5,000        292,000
                       TECO Energy, Inc. 9.50% (Convertible).......................          6,100        108,031
                       TXU Corp. 8.75%.............................................         37,600      1,201,320
                                                                                                      ------------
                                                                                                       11,864,880
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 4.1%
                       Telecommunications -- 4.1%
                       ALLTEL Corp. 7.75%..........................................         44,600      2,140,800
                                                                                                      ------------

                       UTILITIES -- 3.2%
                       Gas & Pipeline Utilities -- 3.2%
                       KeySpan Corp. 8.75%.........................................         21,400      1,124,570
                       Sempra Energy 8.50%.........................................         22,400        591,360
                                                                                                      ------------
                                                                                                        1,715,930
                                                                                                      ------------
                       TOTAL PREFERRED STOCK (cost $15,668,110)....................                    15,721,610
                                                                                                      ------------

                       TOTAL INVESTMENT SECURITIES (cost $50,468,080)..............                    50,735,283
                                                                                                      ------------

---------------------

                                                                                       PRINCIPAL
                       SHORT-TERM SECURITIES -- 3.0%                                     AMOUNT          VALUE
                       -------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 3.0%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.50%
                         due 08/01/03
                         (cost $1,601,000).........................................   $  1,601,000    $ 1,601,000
                                                                                                      ------------

                       TOTAL INVESTMENTS --
                       (cost $52,069,080)                  99.6%                                       52,336,283
                       Other assets less liabilities --     0.4                                           200,318
                                                          ------                                      ------------
                       NET ASSETS --                      100.0%                                      $52,536,601
                                                          ------                                      ============
                                                          ------

              -----------------------------

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO                INVESTMENT PORTFOLIO -- JULY 31, 2003

    U.S. Bancorp Asset Management                                    (UNAUDITED)

                                          COMMON STOCK -- 92.7%                          SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.9%
                       Housing -- 0.7%
                       Newell Rubbermaid, Inc. ....................................        2,230      $    52,695

                       Retail -- 4.2%
                       Home Depot, Inc. ...........................................        2,300           71,760
                       Target Corp. ...............................................        2,400           91,968
                       Wal-Mart Stores, Inc. ......................................        2,750          153,752
                                                                                                      ------------
                                                                                                          370,175
                                                                                                      ------------
                       CONSUMER STAPLES -- 6.9%
                       Food, Beverage & Tobacco -- 6.0%
                       Altria Group, Inc. .........................................        2,150           86,021
                       Anheuser-Busch Cos., Inc. ..................................        1,250           64,775
                       Coca-Cola Co. ..............................................        2,300          103,431
                       General Mills, Inc. ........................................        1,700           77,979
                       PepsiCo, Inc. ..............................................        1,500           69,105
                       Sara Lee Corp. .............................................        3,000           56,070

                       Household Products -- 0.9%
                       Procter & Gamble Co. .......................................          750           65,903
                                                                                                      ------------
                                                                                                          523,284
                                                                                                      ------------
                       ENERGY -- 9.9%
                       Energy Services -- 9.2%
                       Baker Hughes, Inc. .........................................        1,150           36,122
                       BP, PLC ADR.................................................          872           36,232
                       ChevronTexaco Corp. ........................................        1,000           72,110
                       Cinergy Corp. ..............................................        2,300           78,246
                       Cleco Corp. ................................................        3,300           52,800
                       ConocoPhillips..............................................          700           36,638
                       Duke Energy Corp. ..........................................        2,500           43,875
                       Exxon Mobil Corp. ..........................................        5,016          178,469
                       Pinnacle West Capital Corp. ................................        2,250           77,220
                       Royal Dutch Petroleum Co. ..................................          790           34,428
                       Schlumberger, Ltd. .........................................        1,250           56,337

                       Energy Sources -- 0.7%
                       Kerr-McGee Corp. ...........................................        1,200           52,800
                                                                                                      ------------
                                                                                                          755,277
                                                                                                      ------------
                       FINANCE -- 22.2%
                       Banks -- 7.9%
                       Bank of America Corp. ......................................        1,450          119,726
                       Bank One Corp. .............................................        1,450           57,362
                       Mellon Financial Corp. .....................................        2,300           69,575
                       Northern Trust Corp. .......................................          950           41,477
                       SouthTrust Corp. ...........................................        2,500           71,650
                       Wachovia Corp. .............................................        1,900           83,011
                       Wells Fargo & Co. ..........................................        1,400           70,742
                       Zions Bancorp. .............................................        1,540           85,994

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 10.3%
                       Alliance Capital Management Holding LP......................        2,150      $    79,443
                       American Express Co. .......................................        1,420           62,721
                       Citigroup, Inc. ............................................        4,503          201,734
                       Fannie Mae..................................................        1,050           67,242
                       Freddie Mac.................................................        1,100           53,735
                       Goldman Sachs Group, Inc. ..................................          400           34,856
                       J.P. Morgan Chase & Co. ....................................        2,700           94,635
                       Legg Mason, Inc. ...........................................          600           42,000
                       Merrill Lynch & Co., Inc. ..................................        1,750           95,148
                       Morgan Stanley, Dean Witter & Co. ..........................        1,150           54,556

                       Insurance -- 4.0%
                       Chubb Corp. ................................................        1,150           74,520
                       CIGNA Corp. ................................................        1,000           46,780
                       Hartford Financial Services Group, Inc. ....................        1,350           70,456
                       Marsh & McLennan Cos., Inc. ................................        1,350           66,987
                       St. Paul Cos., Inc. ........................................        1,310           46,073
                                                                                                      ------------
                                                                                                        1,690,423
                                                                                                      ------------
                       HEALTHCARE -- 9.6%
                       Drugs -- 6.3%
                       Abbott Laboratories.........................................        1,650           64,762
                       Bristol-Myers Squibb Co. ...................................        2,100           55,020
                       Pfizer, Inc. ...............................................        6,710          223,846
                       Schering-Plough Corp. ......................................        3,650           61,977
                       Wyeth.......................................................        1,600           72,928
                       Health Services -- 1.4%
                       HCA, Inc. ..................................................        1,200           42,300
                       McKesson Corp. .............................................        2,000           64,520

                       Medical Products -- 1.9%
                       Baxter International, Inc. .................................        3,050           84,211
                       Johnson & Johnson...........................................        1,100           56,969
                                                                                                      ------------
                                                                                                          726,533
                                                                                                      ------------
                       INDUSTRIAL & COMMERCIAL -- 10.5%
                       Aerospace & Military Technology -- 0.9%
                       General Dynamics Corp. .....................................          900           71,406
                       Business Services -- 1.5%
                       Automatic Data Processing, Inc. ............................        1,500           55,620
                       W.W. Grainger, Inc. ........................................        1,150           56,580

                       Machinery -- 2.8%
                       Caterpillar, Inc. ..........................................        2,150          145,060
                       Ingersoll-Rand Co., Class A.................................        1,250           67,800
                       Multi-Industry -- 4.4%
                       3M Co. .....................................................          750          105,150
                       General Electric Co. .......................................        4,800          136,512
                       Honeywell International, Inc. ..............................        3,350           94,738
                       Transportation -- 0.9%
                       Knightsbridge Tankers, Ltd. ................................          350            3,024
                       United Parcel Service, Inc., Class B........................        1,050           66,234
                                                                                                      ------------
                                                                                                          802,124
                                                                                                      ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 4.0%
                       Broadcasting & Media -- 2.1%
                       Gannett Co., Inc. ..........................................        1,100      $    84,513
                       Omnicom Group, Inc. ........................................          500           36,940
                       Walt Disney Co. ............................................        1,800           39,456

                       Leisure & Tourism -- 1.9%
                       McDonald's Corp. ...........................................        2,700           62,127
                       Starwood Hotels & Resorts Worldwide, Inc. ..................        2,600           84,760
                                                                                                      ------------
                                                                                                          307,796
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 16.1%
                       Communication Equipment -- 0.8%
                       QUALCOMM, Inc. .............................................        1,650           61,809
                       Computers & Business Equipment -- 3.9%
                       Avery Denison Corp. ........................................          950           51,262
                       Hewlett-Packard Co. ........................................        4,300           91,031
                       International Business Machines Corp. ......................        1,850          150,313
                       Computer Software -- 4.2%
                       Microsoft Corp. ............................................       10,280          271,392
                       SAP AG ADR..................................................        1,750           51,362

                       Electronics -- 3.1%
                       Emerson Electric Co. .......................................        1,300           69,810
                       Intel Corp. ................................................        5,200          129,740
                       Texas Instruments, Inc. ....................................        1,900           35,853

                       Telecommunications -- 4.1%
                       ALLTEL Corp. ...............................................          700           32,753
                       BellSouth Corp. ............................................        2,900           73,863
                       SBC Communications, Inc. ...................................        4,050           94,608
                       Verizon Communications, Inc. ...............................        3,100          108,066
                                                                                                      ------------
                                                                                                        1,221,862
                                                                                                      ------------
                       MATERIALS -- 5.0%
                       Chemicals -- 3.3%
                       Dow Chemical Co. ...........................................        1,200           42,360
                       du Pont (E.I.) de Nemours and Co. ..........................        1,700           74,698
                       Ecolab, Inc. ...............................................        1,260           31,135
                       Praxair, Inc. ..............................................        1,600          103,456

                       Forest Products -- 1.3%
                       Temple-Inland, Inc. ........................................          850           39,432
                       Weyerhaeuser Co. ...........................................          998           56,177

                       Metals & Minerals -- 0.4%
                       Alcoa, Inc. ................................................        1,200           33,324
                                                                                                      ------------
                                                                                                          380,582
                                                                                                      ------------
                       REAL ESTATE -- 3.6%
                       Real Estate Investment Trusts -- 3.6%
                       AMB Property Corp. .........................................        1,400           39,340
                       Archstone-Smith Trust.......................................        1,250           32,312
                       Camden Property Trust.......................................          400           14,924
                       Crescent Real Estate Equities Co. ..........................          750           12,615
                       Duke Realty Corp. ..........................................        1,522           43,864
                       Equity Residential..........................................          450           12,555
                       Healthcare Realty Trust, Inc. ..............................          850           27,872

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Kimco Realty Corp. .........................................          350      $    14,326
                       Manufactured Home Communities, Inc. ........................          940           34,404
                       Simon Property Group, Inc. .................................        1,050           44,467
                                                                                                      ------------
                                                                                                          276,679
                                                                                                      ------------
                       TOTAL COMMON STOCK (cost $6,622,261)........................                     7,054,735
                                                                                                      ------------

                       PREFERRED STOCK -- 1.7%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.1%
                       Broadcasting & Media -- 1.1%
                       Tribune Co. 2.00% (Convertible).............................        1,100           84,381
                                                                                                      ------------

                       INFORMATION TECHNOLOGY -- 0.6%
                       Telecommunications -- 0.6%
                       Lucent Technologies, Inc. 8.00%.............................           45           45,113
                                                                                                      ------------

                       TOTAL PREFERRED STOCK (cost $144,683).......................                       129,494
                                                                                                      ------------
                                                                                       PRINCIPAL
                       BONDS & NOTES -- 2.0%                                             AMOUNT
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Automotive -- 0.3%
                       Tower Automotive, Inc. 5.00% 2004...........................    $  20,000           19,700
                                                                                                      ------------

                       HEALTHCARE -- 0.1%
                       Medical Products -- 0.1%
                       Protein Design Labs, Inc. (Convertible) 5.50% 2007..........       11,000           11,110
                                                                                                      ------------

                       INDUSTRIAL & COMMERCIAL -- 0.3%
                       Business Services -- 0.3%
                       Interpublic Group of Cos., Inc. 1.80% 2004..................       20,000           19,075
                                                                                                      ------------

                       INFORMATION & ENTERTAINMENT -- 0.6%
                       Broadcasting & Media -- 0.6%
                       Adelphia Communications Corp. 6.00% 2006(1).................       30,000            7,949
                       Charter Communications, Inc. (Convertible) 5.75% 2005.......       50,000           40,000
                                                                                                      ------------
                                                                                                           47,949
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 0.7%
                       Communication Equipment -- 0.7%
                       Nortel Networks, Ltd. 6.13% 2006............................       55,000           52,525
                                                                                                      ------------

                       TOTAL BONDS & NOTES (cost $162,242).........................                       150,359
                                                                                                      ------------

                       TOTAL INVESTMENT SECURITIES (cost $6,929,186)...............                     7,334,588
                                                                                                      ------------

                                                           ---------------------

                                                                                       PRINCIPAL
                                 REPURCHASE AGREEMENT -- 3.9% (UNAUDITED)                AMOUNT          VALUE
                       -------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35%, dated 07/31/03 to be repurchased
                         08/01/03 in the amount of $295,003 and collateralized by
                         $240,000 of United States Treasury Bonds, bearing interest at 12.75% due 11/15/10 having an approximate value of
                         $303,600
                         (cost $295,000)...........................................    $ 295,000      $   295,000
                                                                                                      ------------

                       TOTAL INVESTMENTS --
                       (cost $7,224,186)                   100.3%                                       7,629,588
                       Liabilities in excess of other
                       assets --                            (0.3)                                         (23,886)
                                                           ------                                     ------------
                       NET ASSETS --                       100.0%                                     $ 7,605,702
                                                           ------                                     ============
                                                           ------

              -----------------------------

              ADR -- American Depository Receipt

              (1) Bond in default.

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO                 INVESTMENT PORTFOLIO -- JULY 31, 2003
    U.S. Bancorp Asset Management                                    (UNAUDITED)

                                          COMMON STOCK -- 98.3%                       SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.6%
                       Apparel & Textiles -- 0.5%
                       Cintas Corp. ...............................................        810  $    33,348
                       Gap, Inc. ..................................................      4,084       73,471
                       Jones Apparel Group, Inc.+..................................        600       17,370
                       Liz Claiborne, Inc. ........................................        438       15,080
                       Nike, Inc., Class B.........................................      1,238       64,054
                       Reebok International, Ltd.+.................................        327       10,758
                       V.F. Corp. .................................................        536       20,438

                       Automotive -- 1.0%
                       AutoNation, Inc.+...........................................      1,469       25,252
                       AutoZone, Inc.+.............................................        436       36,301
                       Cooper Tire & Rubber Co. ...................................        279        4,743
                       Dana Corp. .................................................        849       13,075
                       Delphi Corp. ...............................................      2,788       23,419
                       Ford Motor Co. .............................................      8,540       94,452
                       General Motors Corp. .......................................      2,646       99,040
                       Goodyear Tire & Rubber Co. .................................        774        4,265
                       Harley-Davidson, Inc. ......................................      1,430       67,038
                       Navistar International Corp.+...............................        281       10,965
                       PACCAR, Inc. ...............................................        513       39,604
                       Visteon Corp. ..............................................        787        4,982

                       Housing -- 0.6%
                       Centex Corp. ...............................................        328       23,803
                       KB Home Corp. ..............................................        223       12,624
                       Leggett & Platt, Inc. ......................................        924       20,457
                       Masco Corp. ................................................      2,372       57,806
                       Maytag Corp. ...............................................        342        8,704
                       Newell Rubbermaid, Inc. ....................................      1,259       29,750
                       Pulte Homes, Inc. ..........................................        321       19,620
                       Sherwin-Williams Co. .......................................        721       21,630
                       Stanley Works...............................................        442       12,522
                       Vulcan Materials Co. .......................................        450       18,099
                       Whirlpool Corp. ............................................        316       20,470

                       Retail -- 6.5%
                       American Greetings Corp.+...................................        332        5,913
                       Bed Bath & Beyond, Inc.+....................................      1,372       53,083
                       Best Buy Co., Inc.+.........................................      1,514       66,086
                       Big Lots, Inc.+.............................................        552        8,506
                       Circuit City Stores, Inc. ..................................        987        9,061
                       Costco Wholesale Corp.+.....................................      2,143       79,398
                       CVS Corp. ..................................................      1,708       51,223
                       Dillard's, Inc., Class A....................................        134        2,019
                       Dollar General Corp. .......................................      1,568       28,851
                       Family Dollar Stores, Inc. .................................        820       30,758
                       Federated Department Stores, Inc.+..........................        947       37,890
                       Fortune Brands, Inc. .......................................        679       37,759
                       Home Depot, Inc. ...........................................     10,925      340,860
                       J.C. Penney Co., Inc. ......................................      1,264       23,485

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Kohl's Corp.+...............................................      1,585  $    94,070
                       Limited, Inc................................................      2,446       40,873
                       Lowe's Cos., Inc............................................      3,660      174,070
                       May Department Stores Co....................................      1,350       33,359
                       Nordstrom, Inc. ............................................        537       11,336
                       Office Depot, Inc.+.........................................      1,477       24,518
                       RadioShack Corp. ...........................................        822       21,841
                       Sears Roebuck & Co. ........................................      1,482       60,317
                       Staples, Inc.+..............................................      2,245       45,214
                       Target Corp. ...............................................      4,273      163,741
                       Tiffany & Co. ..............................................        678       23,296
                       TJX Cos., Inc. .............................................      2,544       49,481
                       Toys 'R' Us, Inc.+..........................................        989       11,027
                       Tupperware Corp. ...........................................        280        4,343
                       Wal-Mart Stores, Inc. ......................................     20,574    1,150,292
                       Walgreen Co. ...............................................      4,817      144,125
                                                                                                ------------
                                                                                                  3,729,935
                                                                                                ------------
                       CONSUMER STAPLES -- 8.0%
                       Food, Beverage & Tobacco -- 5.5%
                       Adolph Coors Co., Class B...................................        120        6,166
                       Albertson's, Inc. ..........................................      1,467       27,668
                       Altria Group, Inc. .........................................      9,679      387,257
                       Anheuser-Busch Cos., Inc. ..................................      3,984      206,451
                       Archer-Daniels-Midland Co. .................................      3,065       40,274
                       Brown-Forman Corp., Class B.................................        243       18,930
                       Campbell Soup Co. ..........................................      1,966       47,479
                       Coca-Cola Co. ..............................................     11,699      526,104
                       Coca-Cola Enterprises, Inc. ................................      2,105       35,890
                       ConAgra Foods, Inc. ........................................      2,536       57,136
                       General Mills, Inc. ........................................      1,645       75,456
                       H.J. Heinz Co. .............................................      1,653       56,301
                       Hershey Foods Corp. ........................................        681       49,584
                       Kellogg Co. ................................................      1,923       66,016
                       Kroger Co.+.................................................      3,745       63,478
                       Pepsi Bottling Group, Inc. .................................      1,330       29,233
                       PepsiCo, Inc. ..............................................      8,138      374,918
                       R.J. Reynolds Tobacco Holdings, Inc. .......................        430       15,274
                       Safeway, Inc.+..............................................      2,029       43,319
                       Sara Lee Corp. .............................................      3,701       69,172
                       SUPERVALU, Inc. ............................................        626       14,742
                       Sysco Corp. ................................................      3,124       94,126
                       UST, Inc. ..................................................        633       21,047
                       Winn-Dixie Stores, Inc. ....................................        566        6,486
                       Wm. Wrigley Jr. Co. ........................................      1,063       57,710

                       Household Products -- 2.5%
                       Alberto-Culver Co. .........................................         77        4,283
                       Avon Products, Inc. ........................................      1,117       69,689
                       Black & Decker Corp. .......................................        366       14,955
                       Clorox Co. .................................................      1,094       47,469
                       Colgate-Palmolive Co. ......................................      2,473      135,026

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       Household Products (continued)
                       Gillette Co. ...............................................      4,984  $   153,308
                       Kimberly-Clark Corp. .......................................      2,440      118,096
                       Pactiv Corp.+...............................................        761       15,030
                       Procter & Gamble Co. .......................................      5,931      521,157
                                                                                                ------------
                                                                                                  3,469,230
                                                                                                ------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Apollo Group, Inc., Class A+................................        790       51,160
                                                                                                ------------
                       ENERGY -- 7.5%
                       Energy Services -- 6.7%
                       Allegheny Energy, Inc. .....................................        581        4,805
                       Amerada Hess Corp. .........................................        381       17,896
                       Ameren Corp. ...............................................        664       27,729
                       American Electric Power Co., Inc. ..........................      1,822       51,125
                       Baker Hughes, Inc. .........................................      1,696       53,271
                       BJ Services Co.+............................................        810       27,742
                       ChevronTexaco Corp. ........................................      4,869      351,104
                       Cinergy Corp. ..............................................        776       26,400
                       CMS Energy Corp. ...........................................        636        4,134
                       ConocoPhillips..............................................      3,150      164,871
                       Consolidated Edison, Inc. ..................................      1,001       39,750
                       Constellation Energy Group, Inc. ...........................        771       25,751
                       Dominion Resources, Inc. ...................................      1,312       78,851
                       DTE Energy Co. .............................................        769       27,461
                       Duke Energy Corp. ..........................................      4,058       71,218
                       Edison International+.......................................      1,569       25,747
                       Entergy Corp. ..............................................      1,103       56,816
                       Exelon Corp. ...............................................      1,553       89,251
                       Exxon Mobil Corp. ..........................................     31,518    1,121,410
                       FirstEnergy Corp. ..........................................      1,328       45,803
                       FPL Group, Inc. ............................................        856       52,789
                       Halliburton Co. ............................................      2,048       45,404
                       Marathon Oil Corp. .........................................      1,447       37,246
                       Nabors Industries, Ltd.+....................................        616       22,053
                       Noble Corp.+................................................        600       19,722
                       PG&E Corp.+.................................................      1,834       39,339
                       Pinnacle West Capital Corp. ................................        440       15,101
                       PPL Corp. ..................................................        675       26,723
                       Public Service Enterprise Group, Inc. ......................      1,008       41,076
                       Rowan Cos., Inc.+...........................................        380        8,341
                       Schlumberger, Ltd. .........................................      2,724      122,771
                       Southern Co. ...............................................      3,345       95,132
                       TECO Energy, Inc. ..........................................        660        8,184
                       Transocean, Inc.+...........................................      1,499       29,335
                       TXU Corp. ..................................................      1,228       24,769
                       Xcel Energy, Inc. ..........................................      1,938       28,062

                       Energy Sources -- 0.8%
                       Anadarko Petroleum Corp. ...................................      1,195       52,341
                       Apache Corp. ...............................................        754       46,718
                       Burlington Resources, Inc. .................................        948       43,769
                       Calpine Corp.+..............................................      1,650        9,422
                       Devon Energy Corp. .........................................      1,073       50,828
                       EOG Resources, Inc. ........................................        540       20,941
                       Kerr-McGee Corp. ...........................................        476       20,944

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Occidental Petroleum Corp. .................................      1,766  $    57,731
                       Sunoco, Inc. ...............................................        100        3,700
                       Unocal Corp. ...............................................      1,215       35,587
                                                                                                ------------
                                                                                                  3,269,163
                                                                                                ------------
                       FINANCE -- 20.4%
                       Banks -- 7.6%
                       AmSouth Bancorp.............................................      1,707       36,991
                       Bank of America Corp. ......................................      7,033      580,715
                       Bank of New York Co., Inc. .................................      3,427      103,221
                       Bank One Corp. .............................................      5,531      218,806
                       BB&T Corp. .................................................      2,442       85,226
                       Charter One Financial, Inc. ................................      1,109       36,065
                       Comerica, Inc. .............................................        834       40,432
                       Fifth Third Bancorp.........................................      2,490      136,975
                       First Tennessee National Corp. .............................        620       26,598
                       FleetBoston Financial Corp. ................................      4,932      153,336
                       Golden West Financial Corp. ................................        722       59,637
                       Huntington Bancshares, Inc. ................................        751       15,351
                       Key Corp. ..................................................      2,003       53,901
                       Marshall & Ilsley Corp. ....................................      1,010       31,633
                       Mellon Financial Corp. .....................................      2,081       62,950
                       National City Corp. ........................................      2,919       96,181
                       North Fork Bancorp, Inc. ...................................        811       28,426
                       Northern Trust Corp. .......................................      1,068       46,629
                       PNC Financial Services Group................................      1,368       66,964
                       Regions Financial Corp. ....................................      1,082       39,060
                       SouthTrust Corp. ...........................................      1,170       33,532
                       State Street Corp. .........................................      1,536       70,503
                       SunTrust Banks, Inc. .......................................      1,348       82,093
                       Synovus Financial Corp. ....................................      1,429       33,624
                       U.S. Bancorp................................................      9,008      220,876
                       Union Planters Corp. .......................................        952       30,597
                       Wachovia Corp. .............................................      6,448      281,713
                       Washington Mutual, Inc. ....................................      4,434      175,054
                       Wells Fargo & Co. ..........................................      7,974      402,926
                       Zions Bancorp...............................................        430       24,011

                       Financial Services -- 8.2%
                       American Express Co. .......................................      6,190      273,412
                       Bear Stearns Cos., Inc. ....................................        441       29,547
                       Capital One Financial Corp. ................................      1,037       49,683
                       Charles Schwab Corp. .......................................      6,464       67,290
                       Citigroup, Inc. ............................................     23,692    1,061,402
                       Countrywide Credit Industries, Inc. ........................        584       39,017
                       Fannie Mae..................................................      4,643      297,338
                       Federated Investors, Inc., Class B..........................        520       14,945
                       Franklin Resources, Inc. ...................................      1,230       53,443
                       Freddie Mac.................................................      3,275      159,984
                       Goldman Sachs Group, Inc. ..................................      2,240      195,194
                       J.P. Morgan Chase & Co. ....................................      9,377      328,664
                       Janus Capital Group, Inc. ..................................      1,042       18,235
                       John Hancock Financial Services, Inc. ......................      1,460       47,669
                       Lehman Brothers Holdings, Inc. .............................      1,155       73,077
                       MBIA, Inc. .................................................        700       35,434
                       MBNA Corp. .................................................      6,018      134,141
                       Merrill Lynch & Co., Inc. ..................................      4,219      229,387
                       MGIC Investment Corp. ......................................        502       27,861

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Moody's Corp. ..............................................        727  $    37,600
                       Morgan Stanley, Dean Witter & Co. ..........................      5,088      241,375
                       Providian Financial Corp.+..................................      1,440       13,896
                       SLM Corp. ..................................................      2,199       91,170
                       T. Rowe Price Group, Inc. ..................................        558       22,649

                       Insurance -- 4.6%
                       ACE, Ltd. ..................................................      1,290       42,557
                       AFLAC, Inc. ................................................      2,502       80,264
                       Allstate Corp. .............................................      3,346      127,248
                       Ambac Financial Group, Inc. ................................        500       32,935
                       American International Group, Inc.#.........................     12,023      771,877
                       Aon Corp. ..................................................      1,282       30,832
                       Chubb Corp. ................................................        805       52,164
                       CIENA Corp.+................................................      2,050       11,911
                       CIGNA Corp. ................................................        654       30,594
                       Cincinnati Financial Corp. .................................        769       30,222
                       Hartford Financial Services Group, Inc. ....................      1,256       65,551
                       Jefferson-Pilot Corp. ......................................        380       16,720
                       Lincoln National Corp. .....................................        880       32,859
                       Loews Corp. ................................................        888       40,848
                       Marsh & McLennan Cos., Inc. ................................      2,290      113,630
                       MetLife, Inc. ..............................................      3,550       98,406
                       Principal Financial Group, Inc. ............................      1,320       43,032
                       Progressive Corp. ..........................................      1,026       67,706
                       Prudential Financial, Inc. .................................      2,640       93,931
                       SAFECO Corp. ...............................................        663       24,683
                       St. Paul Cos., Inc. ........................................      1,008       35,451
                       Torchmark Corp. ............................................        563       22,880
                       Travelers Property Casualty Corp., Class B+.................      4,702       75,890
                       UnumProvident Corp. ........................................      1,334       18,116
                       XL Capital, Ltd., Class A...................................        609       48,416
                                                                                                ------------
                                                                                                  8,825,162
                                                                                                ------------
                       HEALTHCARE -- 14.0%
                       Drugs -- 8.8%
                       Abbott Laboratories.........................................      7,353      288,605
                       Allergan, Inc. .............................................        615       49,495
                       AmerisourceBergen Corp. ....................................        490       30,914
                       Amgen, Inc.+................................................      5,982      416,228
                       Bristol-Myers Squibb Co. ...................................      9,136      239,363
                       Cardinal Health, Inc. ......................................      2,129      116,563
                       Eli Lilly and Co. ..........................................      5,163      339,932
                       Forest Laboratories, Inc.+..................................      1,658       79,385
                       King Pharmaceuticals, Inc.+.................................      1,170       17,620
                       Merck & Co., Inc. ..........................................     10,225      565,238
                       Pfizer, Inc. ...............................................     37,309    1,244,628
                       Schering-Plough Corp. ......................................      6,905      117,247
                       Watson Pharmaceuticals, Inc.+...............................        506       20,210
                       Wyeth.......................................................      6,248      284,784

                       Health Services -- 1.3%
                       Aetna, Inc. ................................................        697       42,949
                       Anthem, Inc.+...............................................        660       49,837
                       HCA, Inc. ..................................................      2,426       85,516
                       Health Management Associates, Inc., Class A.................      1,200       23,964
                       Humana, Inc.+...............................................        780       13,666
                       IMS Health, Inc. ...........................................      1,139       22,028

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services (continued)
                       Manor Care, Inc.+...........................................        481  $    13,709
                       McKesson Corp. .............................................      1,354       43,680
                       Quest Diagnostics, Inc.+....................................        460       27,490
                       Tenet Healthcare Corp.+.....................................      2,322       31,997
                       UnitedHealth Group, Inc. ...................................      2,904      151,269
                       Wellpoint Health Networks, Inc.+............................        628       52,532

                       Medical Products -- 3.9%
                       Applera Corp. -- Applied Biosystems Group...................      1,037       22,451
                       Bausch & Lomb, Inc. ........................................        286       12,089
                       Baxter International, Inc. .................................      2,832       78,191
                       Becton Dickinson & Co. .....................................      1,219       44,652
                       Biogen, Inc.+...............................................        689       26,471
                       Biomet, Inc. ...............................................      1,009       29,876
                       Boston Scientific Corp.+....................................      1,917      121,212
                       C.R. Bard, Inc. ............................................        235       16,112
                       Chiron Corp.+...............................................        823       37,529
                       Genzyme Corp.+..............................................      1,020       51,449
                       Guidant Corp. ..............................................      1,454       68,658
                       Johnson & Johnson...........................................     13,926      721,227
                       MedImmune, Inc.+............................................      1,167       45,735
                       Medtronic, Inc. ............................................      5,496      283,044
                       St. Jude Medical, Inc.+.....................................        758       40,667
                       Stryker Corp. ..............................................        930       71,164
                       Zimmer Holdings, Inc.+......................................        912       43,603
                                                                                                ------------
                                                                                                  6,082,979
                                                                                                ------------
                       INDUSTRIAL & COMMERCIAL -- 10.7%
                       Aerospace & Military Technology -- 1.5%
                       Boeing Co. .................................................      3,948      130,758
                       General Dynamics Corp. .....................................        904       71,723
                       Goodrich Corp. .............................................        482       11,086
                       Lockheed Martin Corp. ......................................      2,128      111,379
                       Northrop Grumman Corp. .....................................        849       78,312
                       Raytheon Co. ...............................................      1,881       57,747
                       Rockwell Collins, Inc. .....................................        861       22,412
                       United Technologies Corp. ..................................      2,236      168,214

                       Business Services -- 2.0%
                       Allied Waste Industries, Inc.+..............................        990       11,999
                       Automatic Data Processing, Inc. ............................      2,907      107,792
                       Cendant Corp.+..............................................      4,917       88,260
                       Concord EFS, Inc.+..........................................      2,440       33,208
                       Convergys Corp.+............................................        816       13,766
                       Deluxe Corp. ...............................................        346       15,362
                       Equifax, Inc. ..............................................        668       15,558
                       First Data Corp. ...........................................      3,574      134,954
                       Fiserv, Inc.+...............................................        897       35,019
                       Fluor Corp. ................................................        436       15,535
                       Genuine Parts Co. ..........................................        885       27,382
                       H&R Block, Inc. ............................................        868       36,794
                       Interpublic Group of Cos., Inc. ............................      1,804       24,895
                       Johnson Controls, Inc. .....................................        419       40,480
                       Maxim Integrated Products, Inc. ............................      1,521       59,441
                       Monster Worldwide, Inc.+....................................        540       14,337
                       Paychex, Inc. ..............................................      1,765       57,415
                       PerkinElmer, Inc. ..........................................        564        8,381
                       Quintiles Transnational Corp.+..............................        600        8,250

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       R.R. Donnelley & Sons Co. ..................................        561  $    14,844
                       Robert Half International, Inc.+............................        870       18,888
                       W.W. Grainger, Inc. ........................................        444       21,845
                       Waste Management, Inc. .....................................      2,745       65,578

                       Electrical Equipment -- 0.2%
                       American Power Conversion Corp.+............................        937       16,332
                       American Standard Cos., Inc.+...............................        350       26,740
                       Power-One, Inc.+............................................        392        4,151
                       Thermo Electron Corp.+......................................        875       19,469

                       Machinery -- 1.7%
                       Caterpillar, Inc. ..........................................      1,703      114,901
                       Cooper Industries, Ltd., Class A............................        460       20,392
                       Crane Co. ..................................................        192        4,764
                       Cummins, Inc. ..............................................        220       10,193
                       Danaher Corp. ..............................................        700       50,540
                       Deere & Co. ................................................      1,111       56,417
                       Dover Corp. ................................................        569       20,831
                       Eaton Corp. ................................................        282       23,736
                       Illinois Tool Works, Inc. ..................................      1,439      100,226
                       Ingersoll-Rand Co., Class A.................................        779       42,253
                       ITT Industries, Inc. .......................................        442       29,481
                       Pall Corp. .................................................        450       10,156
                       Parker-Hannifin Corp. ......................................        552       25,447
                       Rockwell Automation, Inc. ..................................        871       22,507
                       Textron, Inc. ..............................................        679       29,482
                       Tyco International, Ltd. ...................................      9,405      174,933

                       Multi-Industry -- 3.9%
                       3M Co. .....................................................      1,834      257,127
                       General Electric Co.@ ......................................     46,580    1,324,735
                       Honeywell International, Inc. ..............................      3,848      108,821
                       McDermott International, Inc.+..............................        120          709

                       Transportation -- 1.4%
                       Burlington Northern Santa Fe Corp. .........................      1,657       45,667
                       CSX Corp. ..................................................      1,001       31,331
                       FedEx Corp. ................................................      1,416       91,176
                       Norfolk Southern Corp. .....................................      1,831       35,210
                       Ryder System, Inc. .........................................        239        6,946
                       Union Pacific Corp. ........................................      1,184       72,153
                       United Parcel Service, Inc., Class B........................      5,160      325,493
                                                                                                ------------
                                                                                                  4,623,933
                                                                                                ------------
                       INFORMATION & ENTERTAINMENT -- 5.6%
                       Broadcasting & Media -- 4.0%
                       AOL Time Warner, Inc.+......................................     20,788      320,759
                       Clear Channel Communications, Inc.+.........................      2,906      119,001
                       Comcast Corp., Class A+.....................................     10,783      326,941
                       Dow Jones & Co., Inc. ......................................        376       15,916
                       Gannett Co., Inc. ..........................................      1,253       96,268
                       Knight-Ridder, Inc. ........................................        370       25,393
                       McGraw-Hill Cos., Inc. .....................................        913       55,492
                       Meredith Corp. .............................................        194        8,823
                       New York Times Co., Class A.................................        713       31,800
                       Omnicom Group, Inc. ........................................        896       66,196
                       Tribune Co. ................................................      1,417       66,911
                       Univision Communications, Inc., Class A+....................      1,080       33,696

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Viacom, Inc., Class B+......................................      8,203  $   356,994
                       Walt Disney Co. ............................................      9,442      206,969

                       Entertainment Products -- 0.2%
                       Eastman Kodak Co. ..........................................      1,362       37,632
                       Hasbro, Inc. ...............................................        613       11,555
                       Mattel, Inc. ...............................................      2,100       40,803

                       Leisure & Tourism -- 1.4%
                       Brunswick Corp. ............................................        444       11,966
                       Carnival Corp. .............................................      2,851       97,818
                       Darden Restaurants, Inc. ...................................        844       15,791
                       Delta Air Lines, Inc. ......................................        629        7,485
                       Harrah's Entertainment, Inc.+...............................        501       21,869
                       Hilton Hotels Corp. ........................................      1,681       24,543
                       International Game Technology...............................      1,560       39,702
                       Marriott International, Inc., Class A.......................      1,149       47,224
                       McDonald's Corp. ...........................................      5,803      133,527
                       Sabre Holdings Corp. .......................................        638       14,725
                       Southwest Airlines Co. .....................................      3,568       58,551
                       Starbucks Corp.+............................................      1,862       50,888
                       Starwood Hotels & Resorts Worldwide, Inc. ..................        940       30,644
                       Wendy's International, Inc. ................................        551       16,194
                       Yum! Brands, Inc.+..........................................      1,420       42,500
                                                                                                ------------
                                                                                                  2,434,576
                                                                                                ------------
                       INFORMATION TECHNOLOGY -- 19.7%
                       Communication Equipment -- 0.7%
                       JDS Uniphase Corp.+.........................................      6,415       19,309
                       Motorola, Inc. .............................................     10,699       96,719
                       Network Appliance, Inc.+....................................      1,570       25,089
                       QUALCOMM, Inc. .............................................      3,629      135,942
                       Symbol Technologies, Inc. ..................................      1,017       13,028

                       Computers & Business Equipment -- 4.1%
                       Apple Computer, Inc.+.......................................      1,674       35,238
                       Avery Denison Corp. ........................................        518       27,951
                       Dell, Inc.+.................................................     11,897      400,691
                       EMC Corp.+..................................................     10,479      111,497
                       Gateway, Inc.+..............................................      1,549        7,915
                       Hewlett-Packard Co. ........................................     14,224      301,122
                       International Business Machines Corp. ......................      7,929      644,231
                       Lexmark International, Inc., Class A+.......................        608       39,015
                       Pitney Bowes, Inc. .........................................      1,134       43,206
                       Sun Microsystems, Inc.+.....................................     15,292       57,192
                       VERITAS Software Corp.+.....................................      1,939       59,721
                       Xerox Corp.+................................................      3,400       36,720

                       Computer Services -- 0.3%
                       Computer Associates International, Inc. ....................      2,779       70,726
                       Computer Sciences Corp.+....................................        836       33,917
                       Compuware Corp.+............................................      1,870        9,630

                       Computer Software -- 4.5%
                       Adobe Systems, Inc. ........................................      1,126       36,798
                       Autodesk, Inc. .............................................        456        6,822
                       BMC Software, Inc.+.........................................      1,214       17,117
                       Citrix Systems, Inc.+.......................................        908       16,480
                       Electronic Arts, Inc.+......................................        650       54,600
                       Electronic Data Systems Corp. ..............................      2,256       50,241

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software (continued)
                       Intuit, Inc.+...............................................      1,000  $    43,020
                       Mercury Interactive Corp.+..................................        363       14,288
                       Microsoft Corp. ............................................     50,042    1,321,109
                       NCR Corp.+..................................................        500       13,785
                       Novell, Inc.+...............................................      1,729        6,138
                       Oracle Corp.+...............................................     24,555      294,660
                       Parametric Technology Corp.+................................      1,328        4,236
                       Peoplesoft, Inc.+...........................................      1,716       28,606
                       Siebel Systems, Inc.+.......................................      2,270       21,292
                       SunGard Data Systems, Inc.+.................................      1,070       28,077
                       Unisys Corp.+...............................................      1,546       18,954

                       Electronics -- 4.1%
                       Advanced Micro Devices, Inc.+...............................      1,608       11,738
                       Agilent Technologies, Inc.+.................................      2,192       47,632
                       Altera Corp.+...............................................      1,808       34,786
                       Analog Devices, Inc.+.......................................      1,722       65,350
                       Applied Materials, Inc.+....................................      7,702      150,189
                       Applied Micro Circuits Corp.+...............................      1,230        7,048
                       Broadcom Corp., Class A+....................................      1,279       25,925
                       Emerson Electric Co. .......................................      2,035      109,279
                       Intel Corp. ................................................     30,764      767,562
                       Jabil Circuit, Inc.+........................................        935       21,552
                       KLA-Tencor Corp.+...........................................        887       45,814
                       Linear Technology Corp. ....................................      1,495       55,136
                       LSI Logic Corp.+............................................      1,745       16,246
                       Micron Technology, Inc.+....................................      2,832       41,460
                       Millipore Corp.+............................................        221        9,832
                       Molex, Inc. ................................................        925       25,826
                       National Semiconductor Corp.+...............................        848       18,953
                       Novellus Systems, Inc.+.....................................        681       24,387
                       NVIDIA Corp.+...............................................        680       13,002
                       PMC-Sierra, Inc.+...........................................        780        9,563
                       QLogic Corp.+...............................................        510       21,497
                       Sanmina-SCI Corp.+..........................................      2,482       19,707
                       Solectron Corp.+............................................      3,876       19,806
                       Tektronix, Inc.+............................................        432        9,128
                       Teradyne, Inc.+.............................................        865       14,229
                       Texas Instruments, Inc. ....................................      8,168      154,130
                       Thomas & Betts Corp.+.......................................        149        2,274
                       Waters Corp.+...............................................        640       20,294
                       Xilinx, Inc.+...............................................      1,579       41,496

                       Internet Content -- 0.6%
                       eBay, Inc.+.................................................      1,460      156,512
                       Yahoo!, Inc.+...............................................      2,849       88,689

                       Internet Software -- 0.1%
                       Symantec Corp.+.............................................        680       31,899

                       Telecommunications -- 5.3%
                       ADC Telecommunications, Inc.+...............................      3,864        8,424
                       ALLTEL Corp. ...............................................      1,334       62,418
                       Andrew Corp.+...............................................        481        5,238
                       AT&T Corp. .................................................      3,600       76,536
                       AT&T Wireless Services, Inc.+...............................     12,747      108,732
                       Avaya, Inc.+................................................      1,602       15,379
                       BellSouth Corp. ............................................      8,724      222,200
                       Cisco Systems, Inc.+........................................     32,976      643,692

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Citizens Communications Co.+................................      1,400  $    16,590
                       Comverse Technology, Inc.+..................................        930       13,717
                       Corning, Inc.+..............................................      5,920       48,189
                       Lucent Technologies, Inc.+..................................     19,184       33,764
                       Nextel Communications, Inc., Class A+.......................      4,749       86,717
                       Qwest Communications International, Inc.+...................      7,899       31,517
                       SBC Communications, Inc. ...................................     15,565      363,598
                       Scientific-Atlanta, Inc. ...................................        737       22,324
                       Sprint Corp. (FON Group)....................................      4,200       59,304
                       Sprint Corp. (PCS Group)+...................................      4,683       28,800
                       Tellabs, Inc.+..............................................      1,936       13,029
                       Verizon Communications, Inc. ...............................     12,829      447,219
                                                                                                ------------
                                                                                                  8,533,410
                                                                                                ------------
                       MATERIALS -- 2.7%
                       Chemicals -- 1.6%
                       Air Products and Chemicals, Inc. ...........................      1,069       49,687
                       Ashland, Inc. ..............................................        301        9,870
                       Dow Chemical Co. ...........................................      4,277      150,978
                       du Pont (E.I.) de Nemours and Co. ..........................      4,678      205,551
                       Eastman Chemical Co. .......................................        341       12,378
                       Ecolab, Inc. ...............................................      1,224       30,245
                       Engelhard Corp. ............................................        660       17,345
                       Great Lakes Chemical Corp. .................................        242        5,276
                       Hercules, Inc.+.............................................        550        6,281
                       International Flavors & Fragrances, Inc. ...................        450       13,568
                       Monsanto Co. ...............................................      1,220       28,060
                       PPG Industries, Inc. .......................................        783       44,216
                       Praxair, Inc. ..............................................        826       53,409
                       Rohm and Haas Co. ..........................................      1,044       36,926
                       Sigma-Aldrich Corp. ........................................        346       19,712

                       Forest Products -- 0.5%
                       Bemis Co., Inc. ............................................        225       10,055
                       Boise Cascade Corp. ........................................        257        6,371
                       Georgia-Pacific Corp. ......................................      1,080       23,598
                       International Paper Co. ....................................      2,278       89,115
                       Louisiana-Pacific Corp.+....................................        371        4,508
                       MeadWestvaco Corp. .........................................        940       22,758
                       Sealed Air Corp.+...........................................        440       21,001
                       Temple-Inland, Inc. ........................................        212        9,835
                       Weyerhaeuser Co. ...........................................      1,015       57,134

                       Metals & Minerals -- 0.6%
                       Alcoa, Inc. ................................................      3,992      110,858
                       Ball Corp. .................................................        228       11,332
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............        747       20,012
                       Newmont Mining Corp. .......................................      1,755       63,355
                       Nucor Corp. ................................................        342       16,867
                       Phelps Dodge Corp.+.........................................        353       14,893
                       United States Steel Corp. ..................................        462        7,281
                       Worthington Industries, Inc. ...............................        194        2,852
                                                                                                ------------
                                                                                                  1,175,327
                                                                                                ------------
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       Apartment Investment & Management Co., Class A..............        350       13,793
                       Equity Office Properties Trust..............................      1,890       52,429
                       Equity Residential..........................................      1,173       32,727

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES       VALUE
                       -------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts (continued)
                       Plum Creek Timber Co., Inc. ................................        870  $    23,629
                       ProLogis....................................................        840       23,142
                       Simon Property Group, Inc. .................................        540       22,869
                                                                                                ------------
                                                                                                    168,589
                                                                                                ------------
                       UTILITIES -- 0.6%
                       Electric Utilities -- 0.2%
                       AES Corp.+..................................................      2,617       16,461
                       CenterPoint Energy, Inc.....................................      1,441       11,629
                       NiSource, Inc...............................................        983       18,972
                       Progress Energy, Inc........................................      1,115       45,425

                       Gas & Pipeline Utilities -- 0.3%
                       Dynegy, Inc., Class A+......................................      1,608        5,097
                       El Paso Energy Corp. .......................................      2,786       19,613
                       KeySpan Corp. ..............................................        723       24,401
                       Kinder Morgan, Inc. ........................................        580       31,030
                       NICOR, Inc. ................................................        132        4,789
                       Peoples Energy Corp. .......................................         98        4,017
                       Sempra Energy...............................................      1,014       28,220
                       Williams Cos., Inc. ........................................      2,522       16,015

                       Telephone -- 0.1%
                       CenturyTel, Inc.............................................        666       22,837
                                                                                                ------------
                                                                                                    248,506
                                                                                                ------------
                       TOTAL INVESTMENT SECURITIES (cost $55,699,855)..............              42,611,970
                                                                                                ------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.2%                                  AMOUNT
                       -------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.2%
                       United States Treasury Bills 0.99% due 9/11/03@ (cost
                         $99,887)..................................................   $100,000       99,887
                                                                                                ------------
                       REPURCHASE AGREEMENT -- 1.5%
                       -------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.35%, dated 07/31/03, to be repurchased
                         08/01/03 in the amount of $643,006 and collateralized by
                         $490,000 of United States Treasury Bonds, bearing interest at 7.88%, due 02/15/21 and having an approximate value of
                         $655,988 (cost $643,000)@.................................    643,000      643,000
                                                                                                ------------

                       TOTAL INVESTMENTS --
                         (cost $56,442,742)                100.0%                                43,354,857
                       Liabilities in excess of other
                       assets --                             0.0                                     (3,748)
                                                           ------                               ------------
                       NET ASSETS --                       100.0%                               $43,351,109
                                                           ------                               ============
                                                           ------

              -----------------------------

              +   Non-income producing security.

              #   Security represents an investment in an affiliated company.

              @ The security or a portion thereof represents collateral for open futures contracts.

              OPEN FUTURES CONTRACTS

                       --------------------------------------------------------------------------------------------------------
                       NUMBER OF                                                      VALUE AT     VALUE AS OF      UNREALIZED
                       CONTRACTS            DESCRIPTION            EXPIRATION DATE   TRADE DATE   JULY 31, 2003    DEPRECIATION
                       --------------------------------------------------------------------------------------------------------
                       14 Long    S&P 500 E-Mini 500 Future Index  September 2003     $707,713       $692,510        $(15,203)
                                                                                                                     ========

              See Notes to Financial Statements.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO                INVESTMENT PORTFOLIO -- JULY 31, 2003

    Alliance Capital Management L.P.                                 (UNAUDITED)

                                          COMMON STOCK -- 99.0%                          SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.1%
                       Apparel & Textiles -- 0.4%
                       Ross Stores, Inc. ..........................................         76,400    $    3,491,481

                       Automotive -- 0.7%
                       Harley-Davidson, Inc. ......................................        160,000         7,500,800

                       Retail -- 7.0%
                       Bed Bath & Beyond, Inc.+....................................        140,000         5,416,600
                       Dollar Tree Stores, Inc.+...................................        170,000         6,235,600
                       Family Dollar Stores, Inc. .................................        170,000         6,376,700
                       Target Corp. ...............................................        240,000         9,196,800
                       Tiffany & Co. ..............................................        144,500         4,965,020
                       TJX Cos., Inc. .............................................        200,000         3,890,000
                       Wal-Mart Stores, Inc. ......................................        620,000        34,664,200
                                                                                                      ---------------
                                                                                                          81,737,201
                                                                                                      ---------------
                       CONSUMER STAPLES -- 10.9%
                       Food, Beverage & Tobacco -- 4.8%
                       Anheuser-Busch Cos., Inc. ..................................        650,000        33,683,000
                       Dean Foods Co.+.............................................        190,000         5,686,700
                       General Mills, Inc. ........................................        200,000         9,174,000

                       Household Products -- 6.1%
                       Avon Products, Inc. ........................................        420,000        26,203,800
                       Colgate-Palmolive Co. ......................................        200,000        10,920,000
                       Procter & Gamble Co. .......................................        275,000        24,164,250
                                                                                                      ---------------
                                                                                                         109,831,750
                                                                                                      ---------------
                       ENERGY -- 6.3%
                       Energy Services -- 2.1%
                       FPL Group, Inc. ............................................        340,000        20,967,800

                       Energy Sources -- 4.2%
                       Devon Energy Corp. .........................................        366,390        17,355,894
                       Kerr-McGee Corp. ...........................................        430,000        18,920,000
                       Noble Energy, Inc. .........................................        160,000         5,840,000
                                                                                                      ---------------
                                                                                                          63,083,694
                                                                                                      ---------------
                       FINANCE -- 16.0%
                       Banks -- 1.3%
                       Bank One Corp. .............................................        315,000        12,461,400

                       Financial Services -- 12.0%
                       Citigroup, Inc. ............................................      1,091,578        48,902,694
                       J.P. Morgan Chase & Co. ....................................        837,600        29,357,880
                       MBNA Corp. .................................................        120,000         2,674,800
                       Merrill Lynch & Co., Inc. ..................................        235,000        12,776,950
                       Morgan Stanley, Dean Witter & Co. ..........................        410,000        19,450,400
                       SLM Corp. ..................................................        180,000         7,462,800

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 2.7%
                       ACE, Ltd. ..................................................        335,000    $   11,051,650
                       Progressive Corp. ..........................................        100,000         6,599,000
                       XL Capital, Ltd., Class A...................................        122,600         9,746,700
                                                                                                      ---------------
                                                                                                         160,484,274
                                                                                                      ---------------
                       HEALTHCARE -- 18.2%
                       Drugs -- 7.5%
                       Allergan, Inc. .............................................         66,000         5,311,680
                       Amgen, Inc.+................................................        150,000        10,437,000
                       Barr Labs, Inc.+............................................         85,000         5,741,750
                       Cephalon, Inc.+.............................................         65,000         3,248,700
                       Pfizer, Inc. ...............................................      1,115,000        37,196,400
                       Wyeth.......................................................        299,000        13,628,420

                       Health Services -- 2.5%
                       Health Management Associates, Inc., Class A.................        250,000         4,992,500
                       UnitedHealth Group, Inc. ...................................        190,000         9,897,100
                       Wellpoint Health Networks, Inc.+............................        121,000        10,121,650

                       Medical Products -- 8.2%
                       Alcon, Inc. ................................................         42,000         2,140,740
                       Applied Biosystems Group -- Applera Corp. ..................        135,000         2,922,750
                       Boston Scientific Corp.+....................................        225,000        14,226,750
                       Guidant Corp. ..............................................        170,000         8,027,400
                       Human Genome Sciences, Inc.+................................        480,000         6,590,400
                       Johnson & Johnson...........................................        500,000        25,895,000
                       MedImmune, Inc.+............................................        160,000         6,270,400
                       Medtronic, Inc. ............................................        320,000        16,480,000
                                                                                                      ---------------
                                                                                                         183,128,640
                                                                                                      ---------------
                       INDUSTRIAL & COMMERCIAL -- 5.8%
                       Aerospace & Military Technology -- 2.3%
                       Lockheed Martin Corp. ......................................        220,000        11,514,800
                       United Technologies Corp. ..................................        154,300        11,607,989

                       Business Services -- 2.7%
                       First Data Corp. ...........................................        320,000        12,083,200
                       Fiserv, Inc.+...............................................         90,000         3,513,600
                       Maxim Integrated Products, Inc. ............................        290,000        11,333,200

                       Electrical Equipment -- 0.8%
                       American Standard Cos., Inc.+...............................        100,000         7,640,000
                                                                                                      ---------------
                                                                                                          57,692,789
                                                                                                      ---------------
                       INFORMATION & ENTERTAINMENT -- 11.4%
                       Broadcasting & Media -- 7.0%
                       Comcast Corp., Class A+.....................................        129,400         3,923,408
                       Comcast Corp., Class A+.....................................        470,000        13,771,000
                       Cox Communications, Inc., Class A+..........................        245,000         7,788,550
                       EchoStar Communications Corp., Class A+.....................        270,000         9,792,900
                       Tribune Co. ................................................        200,000         9,444,000
                       Viacom, Inc., Class B+......................................        470,000        20,454,400
                       Westwood One, Inc.+.........................................        175,000         5,344,500

                       Leisure & Tourism -- 4.4%
                       Carnival Corp. .............................................        420,000        14,410,200
                       Royal Caribbean Cruises, Ltd. ..............................        580,000        16,965,000
                       Southwest Airlines Co. .....................................        790,000        12,963,900
                                                                                                      ---------------
                                                                                                         114,857,858
                                                                                                      ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 19.7%
                       Communication Equipment -- 1.9%
                       Juniper Networks, Inc.+.....................................        570,000    $    8,225,100
                       QUALCOMM, Inc. .............................................        280,000        10,488,800

                       Computers & Business Equipment -- 2.6%
                       Dell, Inc.+.................................................        600,000        20,208,000
                       Synopsys, Inc.+.............................................        100,000         6,251,000

                       Computer Software -- 6.3%
                       Affiliated Computer Services, Inc., Class A+................         90,000         4,459,500
                       Electronic Arts, Inc.+......................................        110,000         9,240,000
                       Microsoft Corp. ............................................      1,880,000        49,632,000

                       Electronics -- 7.0%
                       Altera Corp.+...............................................        400,000         7,696,000
                       Applied Materials, Inc.+....................................        368,100         7,177,950
                       Flextronics International, Ltd.+............................        600,000         6,600,000
                       Intel Corp. ................................................        675,000        16,841,250
                       Intersil Corp.+.............................................        260,000         6,411,600
                       Linear Technology Corp. ....................................        230,000         8,482,400
                       Marvell Technology Group, Ltd.+.............................        295,000        10,372,200
                       Sanmina-SCI Corp.+..........................................        800,000         6,352,000

                       Internet Content -- 0.5%
                       eBay, Inc.+.................................................         50,000         5,360,000

                       Internet Software -- 0.5%
                       Symantec Corp.+.............................................        115,000         5,394,650

                       Telecommunications -- 0.9%
                       Sprint Corp. (FON Group)....................................        650,000         9,178,000
                                                                                                      ---------------
                                                                                                         198,370,450
                                                                                                      ---------------
                       MATERIALS -- 2.6%
                       Chemicals -- 2.6%
                       du Pont (E.I.) de Nemours and Co. ..........................        540,000        23,727,600
                       International Flavors & Fragrances, Inc. ...................         85,000         2,562,750
                                                                                                      ---------------
                                                                                                          26,290,350
                                                                                                      ---------------
                       TOTAL INVESTMENT SECURITIES (cost $904,850,002).............                      995,477,006
                                                                                                      ---------------
                                                                                       PRINCIPAL
                       SHORT-TERM SECURITIES -- 3.3%                                     AMOUNT
                       ----------------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.0%
                       United States Treasury Bills 0.95% due 09/18/03@
                         (cost $299,664)...........................................   $    300,000           299,664
                                                                                                      ---------------

---------------------

                                                                                       PRINCIPAL
                                    SHORT-TERM SECURITIES (CONTINUED)                    AMOUNT            VALUE
                       ----------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 3.3%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.50%
                         due 08/01/03@
                         (cost $32,848,000)........................................   $ 32,848,000    $   32,848,000
                                                                                                      ---------------

                       TOTAL SHORT-TERM SECURITIES (cost $33,147,664)..............                       33,147,664
                                                                                                      ---------------

                       TOTAL INVESTMENTS --
                       (cost $937,997,666)                 102.3%                                      1,028,624,670
                       Liabilities in excess of other
                       assets --                            (2.3)                                        (23,331,855)
                                                           ------                                     ---------------
                       NET ASSETS --                       100.0%                                     $1,005,292,815
                                                           ------                                     ===============
                                                           ------

              -----------------------------

              +  Non-income producing security.

              @ The security or a portion thereof represents collateral for open futures contract.

              OPEN FUTURES CONTRACT

                       -------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                       NUMBER OF                                              VALUE AT     VALUE AS OF     APPRECIATION
                       CONTRACTS        DESCRIPTION        EXPIRATION DATE   TRADE DATE   JULY 31, 2003   (DEPRECIATION)
                       -------------------------------------------------------------------------------------------------
                       20 Long    S&P 500 Future Index     September 2003    $5,029,200    $4,946,500       $(82,700)
                                                                                                            =========

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Federated Investment Counseling                                  (UNAUDITED)

                                          COMMON STOCK -- 97.6%                          SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.3%
                       Apparel & Textiles -- 0.8%
                       Gap, Inc. ..................................................          98,800  $  1,777,412

                       Automotive -- 1.8%
                       Ford Motor Co. .............................................         162,789     1,800,446
                       General Motors Corp. .......................................          56,436     2,112,400

                       Retail -- 2.7%
                       Federated Department Stores, Inc.+..........................          80,700     3,228,807
                       Sears Roebuck & Co. ........................................          70,400     2,865,280
                                                                                                     -------------
                                                                                                       11,784,345
                                                                                                     -------------
                       CONSUMER STAPLES -- 3.8%
                       Food, Beverage & Tobacco -- 3.8%
                       Altria Group, Inc. .........................................         111,100     4,445,111
                       General Mills, Inc. ........................................          29,000     1,330,230
                       Sara Lee Corp. .............................................          61,600     1,151,304
                       UST, Inc. ..................................................          48,100     1,599,325
                                                                                                     -------------
                                                                                                        8,525,970
                                                                                                     -------------
                       ENERGY -- 15.0%
                       Energy Services -- 14.0%
                       BP, PLC ADR.................................................          86,600     3,598,230
                       ChevronTexaco Corp. ........................................          68,100     4,910,691
                       Cinergy Corp. ..............................................          58,400     1,986,768
                       ConocoPhillips..............................................          67,700     3,543,418
                       ENSCO International, Inc. ..................................          84,100     2,108,387
                       Entergy Corp. ..............................................          43,700     2,250,987
                       Exxon Mobil Corp. ..........................................         121,900     4,337,202
                       FPL Group, Inc. ............................................          58,000     3,576,860
                       Marathon Oil Corp. .........................................          94,400     2,429,856
                       Public Service Enterprise Group, Inc. ......................          62,200     2,534,650

                       Energy Sources -- 1.0%
                       Anadarko Petroleum Corp. ...................................          25,400     1,112,520
                       Kerr-McGee Corp. ...........................................          22,800     1,003,200
                                                                                                     -------------
                                                                                                       33,392,769
                                                                                                     -------------
                       FINANCE -- 31.3%
                       Banks -- 11.9%
                       Bank of America Corp. ......................................          77,300     6,382,661
                       PNC Financial Services Group................................          45,600     2,232,120
                       U.S. Bancorp................................................          99,500     2,439,740
                       Wachovia Corp. .............................................         121,000     5,286,490
                       Washington Mutual, Inc. ....................................         139,400     5,503,512
                       Wells Fargo & Co. ..........................................          90,600     4,578,018

                       Financial Services -- 11.0%
                       Bear Stearns Cos., Inc. ....................................          40,000     2,680,000
                       Citigroup, Inc. ............................................         186,100     8,337,280
                       Fannie Mae..................................................          20,200     1,293,608

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       J.P. Morgan Chase & Co. ....................................         127,500  $  4,468,875
                       MBIA, Inc. .................................................          13,800       698,556
                       MBNA Corp. .................................................         103,300     2,302,557
                       Morgan Stanley, Dean Witter & Co. ..........................         102,200     4,848,368

                       Insurance -- 8.4%
                       Allstate Corp. .............................................          95,300     3,624,259
                       Hartford Financial Services Group, Inc. ....................          38,200     1,993,658
                       Lincoln National Corp. .....................................          53,400     1,993,956
                       Loews Corp. ................................................          41,300     1,899,800
                       Marsh & McLennan Cos., Inc. ................................          65,100     3,230,262
                       MetLife, Inc. ..............................................          78,600     2,178,792
                       Principal Financial Group, Inc. ............................         116,900     3,810,940
                                                                                                     -------------
                                                                                                       69,783,452
                                                                                                     -------------
                       HEALTHCARE -- 5.6%
                       Drugs -- 3.7%
                       Bristol-Myers Squibb Co. ...................................          82,400     2,158,880
                       Merck & Co., Inc. ..........................................          38,100     2,106,168
                       Pfizer, Inc. ...............................................         116,500     3,886,440

                       Health Services -- 1.0%
                       McKesson Corp. .............................................          31,000     1,000,060
                       UnitedHealth Group, Inc. ...................................          23,200     1,208,488

                       Medical Products -- 0.9%
                       Boston Scientific Corp.+....................................          32,500     2,054,975
                                                                                                     -------------
                                                                                                       12,415,011
                                                                                                     -------------
                       INDUSTRIAL & COMMERCIAL -- 13.4%
                       Aerospace & Military Technology -- 1.7%
                       General Dynamics Corp. .....................................          24,800     1,967,632
                       Northrop Grumman Corp. .....................................          19,217     1,772,576

                       Business Services -- 7.2%
                       Cendant Corp.+..............................................         308,070     5,529,856
                       First Data Corp. ...........................................          70,100     2,646,976
                       H&R Block, Inc. ............................................          53,300     2,259,387
                       Johnson Controls, Inc. .....................................          40,000     3,864,400
                       Waste Management, Inc. .....................................          74,100     1,770,249

                       Machinery -- 3.1%
                       Ingersoll-Rand Co., Class A.................................          15,600       846,144
                       Textron, Inc. ..............................................          31,300     1,359,046
                       Tyco International, Ltd. ...................................         254,400     4,731,840

                       Transportation -- 1.4%
                       Union Pacific Corp. ........................................          51,800     3,156,692
                                                                                                     -------------
                                                                                                       29,904,798
                                                                                                     -------------
                       INFORMATION & ENTERTAINMENT -- 2.6%
                       Broadcasting & Media -- 2.6%
                       AOL Time Warner, Inc.+......................................         113,000     1,743,590
                       Viacom, Inc., Class B+......................................          94,633     4,118,428
                                                                                                     -------------
                                                                                                        5,862,018
                                                                                                     -------------
                       INFORMATION TECHNOLOGY -- 14.1%
                       Communication Equipment -- 0.8%
                       Motorola, Inc. .............................................         190,400     1,721,216

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 6.5%
                       Hewlett-Packard Co. ........................................         263,098  $  5,569,785
                       International Business Machines Corp. ......................          35,600     2,892,500
                       Lexmark International, Inc., Class A+.......................          31,700     2,034,189
                       Storage Technology Corp.+...................................         146,900     3,913,416

                       Computer Services -- 0.3%
                       Computer Sciences Corp.+....................................          16,100       653,177

                       Computer Software -- 0.9%
                       Electronic Data Systems Corp. ..............................          90,400     2,013,208

                       Electronics -- 0.8%
                       Koninklijke Philips Electronics NV..........................          91,300     1,896,301

                       Telecommunications -- 4.8%
                       BellSouth Corp. ............................................          97,300     2,478,231
                       SBC Communications, Inc. ...................................         120,200     2,807,872
                       Sprint Corp. (FON Group)....................................         136,000     1,920,320
                       Verizon Communications, Inc. ...............................         100,156     3,491,438
                                                                                                     -------------
                                                                                                       31,391,653
                                                                                                     -------------
                       MATERIALS -- 6.5%
                       Chemicals -- 4.3%
                       Air Products and Chemicals, Inc. ...........................          68,100     3,165,288
                       du Pont (E.I.) de Nemours and Co. ..........................          66,000     2,900,040
                       PPG Industries, Inc. .......................................          60,900     3,439,023

                       Forest Products -- 1.2%
                       International Paper Co. ....................................          68,100     2,664,072

                       Metals & Minerals -- 1.0%
                       Alcoa, Inc. ................................................          80,200     2,227,154
                                                                                                     -------------
                                                                                                       14,395,577
                                                                                                     -------------
                       TOTAL COMMON STOCK (cost $226,895,421)......................                  $217,455,593
                                                                                                     -------------
                       PREFERRED STOCK -- 1.7%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.7%
                       Broadcasting & Media -- 1.7%
                       News Corp., Ltd. Sponsored ADR
                         (cost $3,880,002).........................................         146,400     3,753,696
                                                                                                     -------------

                       TOTAL INVESTMENT SECURITIES (cost $230,775,423).............                   221,209,289
                                                                                                     -------------

---------------------

                                                                                       PRINCIPAL
                                      SHORT-TERM SECURITIES -- 1.1%                      AMOUNT          VALUE
                       -------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 1.1%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.50%
                         due 08/01/03 (cost $2,424,000)............................      $2,424,000  $  2,424,000
                                                                                                     -------------

                       TOTAL INVESTMENTS --
                       (cost $233,199,423)                 100.4%                                     223,633,289
                       Liabilities in excess of other
                       assets --                            (0.4)                                        (878,093)
                                                           ------                                    -------------
                       NET ASSETS --                       100.0%                                    $222,755,196
                                                           ------                                    =============
                                                           ------

              -----------------------------

              + Non-income producing security.

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003

    Davis Selected Adviser, L.P.                                     (UNAUDITED)

                                          COMMON STOCK -- 99.0%                          SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.8%
                       Housing -- 1.1%
                       Vulcan Materials Co. .......................................         525,500  $   21,135,610

                       Retail -- 4.7%
                       Costco Wholesale Corp.+.....................................       2,096,600      77,679,030
                       RadioShack Corp. ...........................................         414,000      10,999,980
                                                                                                     ---------------
                                                                                                        109,814,620
                                                                                                     ---------------
                       CONSUMER STAPLES -- 10.6%
                       Food, Beverage & Tobacco -- 10.6%
                       Altria Group, Inc. .........................................       2,824,600     113,012,246
                       Diageo, PLC ADR.............................................         805,700      33,396,265
                       Heineken Holding NV.........................................          82,700       2,494,061
                       Hershey Foods Corp..........................................         241,400      17,576,334
                       Kraft Foods, Inc., Class A..................................         468,300      13,023,423
                       Safeway, Inc.+..............................................       1,047,300      22,359,855
                                                                                                     ---------------
                                                                                                        201,862,184
                                                                                                     ---------------
                       ENERGY -- 6.0%
                       Energy Services -- 2.6%
                       ConocoPhillips..............................................         936,763      49,030,175
                       Energy Sources -- 3.4%
                       Devon Energy Corp. .........................................         833,826      39,498,338
                       EOG Resources, Inc..........................................         653,600      25,346,608
                                                                                                     ---------------
                                                                                                        113,875,121
                                                                                                     ---------------
                       FINANCE -- 51.7%
                       Banks -- 17.4%
                       Bank One Corp. .............................................       1,586,400      62,757,984
                       Golden West Financial Corp. ................................         834,700      68,946,220
                       HSBC Holdings, PLC..........................................       6,176,040      76,526,298
                       Lloyds TSB Group, PLC.......................................         679,800      21,182,568
                       State Street Corp. .........................................         220,900      10,139,310
                       Wells Fargo & Co. ..........................................       1,811,800      91,550,254
                       Financial Services -- 18.2%
                       American Express Co. .......................................       3,891,600     171,891,972
                       Citigroup, Inc. ............................................       2,177,961      97,572,653
                       Janus Capital Group, Inc. ..................................         440,400       7,707,000
                       Moody's Corp. ..............................................         524,900      27,147,828
                       Morgan Stanley, Dean Witter & Co. ..........................         683,450      32,422,868
                       Providian Financial Corp.+ .................................         813,000       7,845,450
                       Takefuji Corp. .............................................          50,160       2,715,742

                       Insurance -- 8.4%

                       Insurance -- 16.1%
                       American International Group, Inc.#.........................         137,437       8,823,456
                       Aon Corp. ..................................................       1,011,900      24,336,195
                       Berkshire Hathaway, Inc., Class A+..........................           1,050      75,610,500
                       Berkshire Hathaway, Inc., Class B+..........................           1,461       3,510,783
                       Chubb Corp. ................................................         193,100      12,512,880

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Everest Reinsurance Group, Ltd. ............................          71,300  $    5,388,141
                       Loews Corp. ................................................         807,400      37,140,400
                       Markel Corp.+...............................................           9,500       2,569,655
                       Principal Financial Group, Inc. ............................         296,300       9,659,380
                       Progressive Corp. ..........................................       1,130,500      74,601,695
                       Sun Life Financial Services of Canada, Inc. ................         170,400       3,641,448
                       Transatlantic Holdings, Inc.#...............................         643,800      45,085,314
                       Travelers Property Casualty Corp., Class A+.................          97,985       1,587,357
                       Travelers Property Casualty Corp., Class B+.................         201,316       3,249,240
                                                                                                     ---------------
                                                                                                        986,122,591
                                                                                                     ---------------
                       HEALTHCARE -- 3.7%
                       Drugs -- 3.7%
                       Eli Lilly and Co. ..........................................         525,600      34,605,504
                       Merck & Co., Inc. ..........................................         193,200      10,680,096
                       Pfizer, Inc. ...............................................         740,100      24,689,736
                                                                                                     ---------------
                                                                                                         69,975,336
                                                                                                     ---------------
                       INDUSTRIAL & COMMERCIAL -- 8.7%
                       Business Services -- 2.3%
                       Dun & Bradstreet Corp.+.....................................         567,000      23,309,370
                       H&R Block, Inc. ............................................         269,500      11,424,105
                       WPP Group, PLC ADR..........................................         212,400       9,451,800

                       Machinery -- 5.4%
                       Dover Corp. ................................................         696,200      25,487,882
                       Tyco International, Ltd. ...................................       4,170,742      77,575,801

                       Transportation -- 1.0%
                       United Parcel Service, Inc., Class B........................         312,100      19,687,268
                                                                                                     ---------------
                                                                                                        166,936,226
                                                                                                     ---------------
                       INFORMATION & ENTERTAINMENT -- 1.8%
                       Broadcasting & Media -- 0.8%
                       Gannett Co., Inc. ..........................................         196,200      15,074,046
                       Leisure & Tourism -- 1.0%
                       Marriott International, Inc., Class A.......................         471,500      19,378,650
                                                                                                     ---------------
                                                                                                         34,452,696
                                                                                                     ---------------
                       INFORMATION TECHNOLOGY -- 4.8%
                       Computers & Business Equipment -- 2.1%
                       Lexmark International, Inc., Class A+.......................         627,900      40,292,343
                       Computer Software -- 1.6%
                       BMC Software, Inc.+.........................................         664,300       9,366,630
                       Microsoft Corp..............................................         851,800      22,487,520
                       Electronics -- 1.1%
                       Agere Systems, Inc.+........................................       4,898,600      13,765,066
                       Applied Materials, Inc.+....................................         344,900       6,725,550
                                                                                                     ---------------
                                                                                                         92,637,109
                                                                                                     ---------------
                       MATERIALS -- 4.3%
                       Forest Products -- 3.4%
                       Sealed Air Corp.+...........................................       1,336,300      63,781,599
                       Metals & Minerals -- 0.9%
                       Martin Marietta Materials, Inc. ............................         464,800      17,801,840
                                                                                                     ---------------
                                                                                                         81,583,439
                                                                                                     ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       REAL ESTATE -- 1.6%
                       Real Estate Investment Trusts -- 1.6%
                       CenterPoint Properties Corp. ...............................          46,100  $    2,931,960
                       General Growth Properties, Inc. ............................         404,574      27,583,855
                                                                                                     ---------------
                                                                                                         30,515,815
                                                                                                     ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,731,999,429)...........                   1,887,775,137
                                                                                                     ---------------
                                                                                       PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.8%                                     AMOUNT
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.8%
                       Clipper Receivables Corp. 1.10% due 08/01/03
                         (cost $14,875,000)........................................     $14,875,000      14,875,000
                                                                                                     ---------------

                       TOTAL INVESTMENTS --
                       (cost $1,746,874,429)                99.8%                                     1,902,650,137
                       Other assets less liabilities --      0.2                                          4,176,425
                                                           ------                                    ---------------
                       NET ASSETS --                       100.0%                                    $1,906,826,562
                                                           ------                                    ===============
                                                           ------

              -----------------------------

              + Non-income producing security.

              # Security represents an investment in an affiliated company.

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET                  INVESTMENT PORTFOLIO -- JULY 31, 2003

    AIG SunAmerica Asset Management Corp.                            (UNAUDITED)

                                          COMMON STOCK -- 99.6%                          SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 13.5%
                       Automotive -- 3.2%
                       General Motors Corp. .......................................          99,177  $  3,712,195

                       Housing -- 6.9%
                       Sherwin-Williams Co. .......................................         130,430     3,912,900
                       Vulcan Materials Co. .......................................          99,663     4,008,446

                       Retail -- 3.4%
                       May Department Stores Co. ..................................         159,773     3,947,991
                                                                                                     -------------
                                                                                                       15,581,532
                                                                                                     -------------
                       CONSUMER STAPLES -- 18.9%
                       Food, Beverage & Tobacco -- 15.6%
                       Albertson's, Inc. ..........................................         162,837     3,071,106
                       Altria Group, Inc. .........................................          90,344     3,614,664
                       Brown-Forman Corp., Class B.................................          55,771     4,344,561
                       ConAgra Foods, Inc. ........................................         145,044     3,267,841
                       UST, Inc. ..................................................         109,400     3,637,550

                       Household Products -- 3.3%
                       Clorox Co. .................................................          88,824     3,854,073
                                                                                                     -------------
                                                                                                       21,789,795
                                                                                                     -------------
                       FINANCE -- 4.7%
                       Financial Services -- 4.7%
                       J.P. Morgan Chase & Co. ....................................         153,392     5,376,389
                                                                                                     -------------

                       HEALTHCARE -- 9.3%
                       Drugs -- 9.3%
                       Abbott Laboratories.........................................          98,218     3,855,057
                       Bristol-Myers Squibb Co. ...................................         158,250     4,146,150
                       Schering-Plough Corp. ......................................         159,639     2,710,670
                                                                                                     -------------
                                                                                                       10,711,877
                                                                                                     -------------
                       INDUSTRIAL & COMMERCIAL -- 18.8%
                       Business Services -- 6.4%
                       Genuine Parts Co. ..........................................         119,112     3,685,325
                       Interpublic Group of Cos., Inc. ............................         268,800     3,709,440

                       Machinery -- 4.7%
                       Caterpillar, Inc. ..........................................          80,234     5,413,388

                       Multi-Industry -- 7.7%
                       General Electric Co. .......................................         150,485     4,279,794
                       Honeywell International, Inc. ..............................         161,468     4,566,315
                                                                                                     -------------
                                                                                                       21,654,262
                                                                                                     -------------

                       INFORMATION & ENTERTAINMENT -- 2.5%
                       Entertainment Products -- 2.5%
                       Eastman Kodak Co. ..........................................         103,244     2,852,632
                                                                                                     -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 22.2%

                       Computers & Business Equipment -- 6.5%
                       Avery Denison Corp. ........................................          60,140  $  3,245,154
                       Pitney Bowes, Inc. .........................................         112,504     4,286,403

                       Computer Software -- 4.0%
                       Electronic Data Systems Corp. ..............................         205,229     4,570,450

                       Electronics -- 3.4%
                       Emerson Electric Co. .......................................          72,733     3,905,762

                       Telecommunications -- 8.3%
                       ALLTEL Corp. ...............................................          72,102     3,373,652
                       AT&T Corp. .................................................         139,824     2,972,658
                       SBC Communications, Inc. ...................................         135,463     3,164,416
                                                                                                     -------------
                                                                                                       25,518,495
                                                                                                     -------------
                       MATERIALS -- 9.7%
                       Chemicals -- 6.8%
                       du Pont (E.I.) de Nemours and Co. ..........................          86,711     3,810,081
                       Rohm and Haas Co. ..........................................         114,478     4,049,087

                       Forest Products -- 2.9%
                       Bemis Co., Inc. ............................................          73,687     3,293,072
                                                                                                     -------------
                                                                                                       11,152,240
                                                                                                     -------------
                       TOTAL INVESTMENT SECURITIES (cost $117,544,963).............                   114,637,222
                                                                                                     -------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.3%                                      AMOUNT
                       -------------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         (Note 2) (cost $389,000)..................................        $389,000       389,000
                                                                                                     -------------

                       TOTAL INVESTMENTS --
                       (cost $117,933,963)                  99.9%                                     115,026,222
                       Other assets less liabilities --      0.1                                           95,443
                                                           ------                                    -------------
                       NET ASSETS --                       100.0%                                    $115,121,665
                                                           ------                                    =============
                                                           ------

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Alliance Capital Management L.P.                                 (UNAUDITED)

                                          COMMON STOCK -- 100.2%                         SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 14.1%
                       Retail -- 14.1%
                       Bed Bath & Beyond, Inc.+....................................       152,400     $    5,896,356
                       Kohl's Corp.+...............................................       686,200         40,725,970
                       Lowe's Cos., Inc. ..........................................       500,800         23,818,048
                       Target Corp. ...............................................       520,500         19,945,560
                       Wal-Mart Stores, Inc. ......................................       965,900         54,003,469
                       Walgreen Co. ...............................................       693,600         20,752,512
                                                                                                      ---------------
                                                                                                         165,141,915
                                                                                                      ---------------
                       CONSUMER STAPLES -- 6.7%
                       Food, Beverage & Tobacco -- 1.8%
                       Anheuser-Busch Cos., Inc. ..................................       265,300         13,747,846
                       Wm. Wrigley Jr. Co. ........................................       131,100          7,117,419

                       Household Products -- 4.9%
                       Avon Products, Inc. ........................................       204,500         12,758,755
                       Colgate-Palmolive Co. ......................................       251,700         13,742,820
                       Gillette Co. ...............................................       202,200          6,219,672
                       Procter & Gamble Co. .......................................       284,800         25,025,376
                                                                                                      ---------------
                                                                                                          78,611,888
                                                                                                      ---------------
                       FINANCE -- 17.3%
                       Financial Services -- 15.6%
                       Citigroup, Inc. ............................................     1,138,509         51,005,203
                       Fannie Mae..................................................       356,600         22,836,664
                       J.P. Morgan Chase & Co. ....................................       317,300         11,121,365
                       MBNA Corp. .................................................     2,248,200         50,112,378
                       Merrill Lynch & Co., Inc. ..................................       629,000         34,198,730
                       Morgan Stanley, Dean Witter & Co. ..........................       159,700          7,576,168
                       SLM Corp. ..................................................       134,100          5,559,786

                       Insurance -- 1.7%
                       Progressive Corp. ..........................................       304,100         20,067,559
                                                                                                      ---------------
                                                                                                         202,477,853
                                                                                                      ---------------
                       HEALTHCARE -- 20.8%
                       Drugs -- 9.9%
                       Amgen, Inc.+................................................       463,200         32,229,456
                       Cardinal Health, Inc. ......................................        44,775          2,451,431
                       Pfizer, Inc. ...............................................     2,034,816         67,881,462
                       Teva Pharmaceutical Industries, Ltd. ADR....................       146,400          8,394,576
                       Wyeth.......................................................       125,700          5,729,406

                       Health Services -- 2.8%
                       UnitedHealth Group, Inc. ...................................       628,700         32,748,983

                       Medical Products -- 8.1%
                       Alcon, Inc. ................................................        48,100          2,859,417
                       Boston Scientific Corp.+....................................       238,000         15,048,740
                       Johnson & Johnson...........................................       825,100         42,731,929

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Medtronic, Inc. ............................................       642,400     $   33,083,600
                       St. Jude Medical, Inc.+.....................................        20,000          1,073,000
                                                                                                      ---------------
                                                                                                         244,232,000
                                                                                                      ---------------
                       INDUSTRIAL & COMMERCIAL -- 5.3%
                       Business Services -- 2.5%
                       First Data Corp. ...........................................       446,000         16,840,960
                       Maxim Integrated Products, Inc. ............................       301,800         11,794,344

                       Multi-Industry -- 2.8%
                       General Electric Co. .......................................     1,160,800         33,013,152
                                                                                                      ---------------
                                                                                                          61,648,456
                                                                                                      ---------------
                       INFORMATION & ENTERTAINMENT -- 9.6%
                       Broadcasting & Media -- 9.6%
                       Clear Channel Communications, Inc.+.........................       351,900         14,410,305
                       Comcast Corp., Class A+.....................................     1,180,500         34,588,650
                       E.W. Scripps Co., Class A...................................       108,200          8,976,272
                       Gannett Co., Inc. ..........................................        71,000          5,454,930
                       Liberty Media Corp.+........................................       388,300          4,306,247
                       Viacom, Inc., Class B+......................................     1,026,258         44,662,748
                                                                                                      ---------------
                                                                                                         112,399,152
                                                                                                      ---------------
                       INFORMATION TECHNOLOGY -- 26.4%
                       Communication Equipment -- 2.5%
                       Nokia Corp. ................................................     1,946,960         29,788,488

                       Computers & Business Equipment -- 4.4%
                       Dell, Inc.+.................................................     1,106,700         37,273,656
                       VERITAS Software Corp.+.....................................       454,400         13,995,520

                       Computer Software -- 6.3%
                       Electronic Arts, Inc.+......................................       119,605         10,046,820
                       Microsoft Corp. ............................................     2,432,400         64,215,360

                       Electronics -- 6.3%
                       Applied Materials, Inc.+....................................       776,400         15,139,800
                       Intel Corp. ................................................     1,854,500         46,269,775
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............     1,264,912         12,649,120

                       Internet Content -- 1.8%
                       eBay, Inc.+.................................................       135,400         14,514,880
                       Yahoo!, Inc.+...............................................       198,000          6,163,740

                       Internet Software -- 1.5%
                       Symantec Corp.+.............................................       365,200         17,131,532

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 3.6%
                       Cisco Systems, Inc.+........................................     1,646,663     $   32,142,862
                       Vodafone Group, PLC ADR.....................................       561,400         10,655,372
                                                                                                      ---------------
                                                                                                         309,986,925
                                                                                                      ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,130,903,735)...........                    1,174,498,189
                                                                                                      ---------------

                       TOTAL INVESTMENTS --
                       (cost $1,130,903,735)               100.2%                                      1,174,498,189
                       Liabilities in excess of other
                       assets --                            (0.2)                                         (2,633,235)
                                                           ------                                     ---------------
                       NET ASSETS --                       100.0%                                     $1,171,864,954
                                                           ------                                     ===============
                                                           ------

              -----------------------------

              + Non-income producing security.

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003

    Goldman Sachs Asset Management                                   (UNAUDITED)

                                          COMMON STOCK -- 99.4%                          SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.5%
                       Retail -- 7.5%
                       Dollar Tree Stores, Inc.+...................................       10,700      $   392,476
                       Family Dollar Stores, Inc. .................................        9,000          337,590
                       Home Depot, Inc. ...........................................       23,100          720,720
                       Wal-Mart Stores, Inc. ......................................       11,200          626,192
                                                                                                      ------------
                                                                                                        2,076,978
                                                                                                      ------------
                       CONSUMER STAPLES -- 11.1%
                       Food, Beverage & Tobacco -- 7.3%
                       Anheuser-Busch Cos., Inc....................................        8,525          441,765
                       PepsiCo, Inc. ..............................................       11,700          539,019
                       UST, Inc. ..................................................       19,000          631,750
                       Wm. Wrigley Jr. Co. ........................................        7,600          412,604

                       Household Products -- 3.8%
                       Avon Products, Inc. ........................................        7,850          489,762
                       Procter & Gamble Co. .......................................        6,350          557,974
                                                                                                      ------------
                                                                                                        3,072,874
                                                                                                      ------------
                       ENERGY -- 7.3%
                       Energy Services -- 4.9%
                       BJ Services Co.+............................................        1,875           64,219
                       ChevronTexaco Corp. ........................................        4,650          335,311
                       ConocoPhillips..............................................       10,250          536,485
                       Exelon Corp. ...............................................        7,400          425,278

                       Energy Sources -- 2.4%
                       Burlington Resources, Inc. .................................        5,500          253,935
                       Occidental Petroleum Corp. .................................       12,425          406,173
                                                                                                      ------------
                                                                                                        2,021,401
                                                                                                      ------------
                       FINANCE -- 20.0%
                       Banks -- 7.2%
                       Bank of America Corp. ......................................        9,175          757,580
                       M&T Bank Corp. .............................................        7,950          704,131
                       Wells Fargo & Co. ..........................................       10,225          516,669

                       Financial Services -- 8.2%
                       Charles Schwab Corp. .......................................       55,400          576,714
                       Citigroup, Inc. ............................................       16,296          730,061
                       Fannie Mae..................................................        9,700          621,188
                       Freddie Mac.................................................        6,925          338,286

                       Insurance -- 4.6%
                       RenaissanceRe Holdings, Ltd. ...............................       15,450          658,016
                       XL Capital, Ltd., Class A...................................        7,900          628,050
                                                                                                      ------------
                                                                                                        5,530,695
                                                                                                      ------------

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 9.1%
                       Drugs -- 9.1%
                       Eli Lilly and Co. ..........................................       10,900      $   717,656
                       Pfizer, Inc. ...............................................       30,400        1,014,144
                       Wyeth.......................................................       17,700          806,766
                                                                                                      ------------
                                                                                                        2,538,566
                                                                                                      ------------
                       INDUSTRIAL & COMMERCIAL -- 9.8%
                       Aerospace & Military Technology -- 1.5%
                       United Technologies Corp. ..................................        5,700          428,811

                       Business Services -- 5.2%
                       Cendant Corp.+..............................................       33,900          608,505
                       First Data Corp. ...........................................       21,900          826,944

                       Electrical Equipment -- 1.6%
                       American Standard Cos., Inc.+...............................        5,750          439,300
                       Machinery -- 1.5%
                       Eaton Corp. ................................................        4,925          414,537
                                                                                                      ------------
                                                                                                        2,718,097
                                                                                                      ------------
                       INFORMATION & ENTERTAINMENT -- 16.8%
                       Broadcasting & Media -- 15.3%
                       Metro-Goldwyn-Mayer, Inc.+..................................       30,900          422,403
                       AOL Time Warner, Inc.+......................................       21,000          324,030
                       Clear Channel Communications, Inc.+.........................       17,700          724,815
                       Fox Entertainment Group, Inc., Class A+.....................        6,800          205,836
                       Lamar Advertising Co.+......................................        4,800          164,688
                       Liberty Media Corp.+........................................       37,500          415,875
                       Univision Communications, Inc., Class A+....................       33,400        1,042,080
                       Viacom, Inc., Class B+......................................       21,321          927,890

                       Leisure & Tourism -- 1.5%
                       Sabre Holdings Corp. .......................................       18,100          417,748
                                                                                                      ------------
                                                                                                        4,645,365
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 15.7%
                       Communication Equipment -- 1.1%
                       QUALCOMM, Inc. .............................................        8,400          314,664

                       Computers & Business Equipment -- 5.1%
                       CDW Corp.+..................................................        8,450          404,586
                       Dell, Inc.+.................................................       16,500          555,720
                       EMC Corp.+..................................................       43,200          459,648

                       Computer Software -- 4.8%
                       Intuit, Inc.+...............................................        7,400          318,348
                       Microsoft Corp. ............................................       38,200        1,008,480

                       Electronics -- 2.4%
                       Integrated Circuit Systems, Inc.+...........................       11,575          347,829
                       Intel Corp. ................................................       12,000          299,400

                       Telecommunications -- 2.3%
                       Cisco Systems, Inc.+........................................       32,300          630,496
                                                                                                      ------------
                                                                                                        4,339,171
                                                                                                      ------------
                       MATERIALS -- 2.1%
                       Chemicals -- 2.1%
                       Praxair, Inc. ..............................................        8,975          580,324
                                                                                                      ------------
                       TOTAL INVESTMENT SECURITIES (cost $23,565,782)..............                    27,523,471
                                                                                                      ------------

                                                           ---------------------

                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.4%                                      AMOUNT          VALUE
                       -------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.98%, dated 07/31/03 to be repurchased
                         08/01/03 in the amount of $100,000 and collateralized by
                         $84,000 of United States Treasury Bonds, bearing interest
                         at 7.25% due 08/15/22 having an approximate value of
                         $106,144
                         (cost $100,000)...........................................     $100,000      $   100,000
                                                                                                      ------------

                       TOTAL INVESTMENTS --
                       (cost $23,665,782)                   99.8%                                      27,623,471
                       Other assets less liabilities --      0.2                                           52,955
                                                           ------                                     ------------
                       NET ASSETS --                       100.0%                                     $27,676,426
                                                           ------                                     ============
                                                           ------

              -----------------------------

              + Non-income producing security.

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS TRUST
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Massachusetts Financial Services Company                         (UNAUDITED)

                                          COMMON STOCK -- 96.3%                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.5%
                       Automotive -- 0.9%
                       Bayerische Motoren Werke AG.................................        33,900     $  1,312,116
                       Harley-Davidson, Inc........................................        21,200          993,856

                       Housing -- 0.2%
                       Newell Rubbermaid, Inc......................................        23,300          550,579

                       Retail -- 7.4%
                       CVS Corp....................................................        18,800          563,812
                       Home Depot, Inc.............................................       140,650        4,388,280
                       Kohl's Corp.+...............................................        31,500        1,869,525
                       May Department Stores Co....................................        30,000          741,300
                       RadioShack Corp.............................................        29,500          783,815
                       Sears Roebuck & Co..........................................        28,800        1,172,160
                       Target Corp.................................................        29,890        1,145,385
                       TJX Cos., Inc...............................................        32,700          636,015
                       Wal-Mart Stores, Inc........................................       137,010        7,660,229
                                                                                                      -------------
                                                                                                        21,817,072
                                                                                                      -------------
                       CONSUMER STAPLES -- 7.1%
                       Food, Beverage & Tobacco -- 4.9%
                       Altria Group, Inc...........................................        85,300        3,412,853
                       Anheuser-Busch Cos., Inc....................................        25,430        1,317,783
                       Archer-Daniels-Midland Co...................................        53,000          696,420
                       Kellogg Co..................................................        18,410          632,015
                       Kroger Co...................................................        88,160        1,494,312
                       Nestle SA...................................................         3,160          630,367
                       PepsiCo, Inc................................................        83,302        3,837,723
                       Unilever NV.................................................        12,000          677,760
                       Household Products -- 2.2%
                       Gillette Co.................................................        18,580          571,521
                       Kimberly-Clark Corp.........................................        18,160          878,944
                       Procter & Gamble Co.........................................        43,650        3,835,525
                       Reckitt & Colman, PLC.......................................        17,550          323,082
                                                                                                      -------------
                                                                                                        18,308,305
                                                                                                      -------------
                       ENERGY -- 8.7%
                       Energy Services -- 8.1%
                       Baker Hughes, Inc...........................................        51,910        1,630,493
                       BP, PLC ADR.................................................        16,810          698,455
                       ConocoPhillips Co...........................................        11,800          617,612
                       Dominion Resources, Inc.....................................        11,640          699,564
                       EnCana Corp.................................................        44,100        1,523,214
                       EnCana Corp. (Canadian Shares)..............................        19,770          682,736
                       Exelon Corp.................................................        35,700        2,051,679
                       Exxon Mobil Corp............................................       187,994        6,688,827
                       Noble Corp.+................................................        18,600          611,382
                       PG&E Corp.+.................................................        33,200          712,140
                       Schlumberger, Ltd...........................................        44,770        2,017,784

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Transocean, Inc.+...........................................        28,600     $    559,702
                       TXU Corp....................................................       103,600        2,089,612
                       Wisconsin Energy Corp.......................................        11,200          315,280
                       Energy Sources -- 0.6%
                       Total Fina Elf SA ADR.......................................        13,800        1,015,680
                       Anadarko Petroleum Corp.....................................        10,200          446,760
                                                                                                      -------------
                                                                                                        22,360,920
                                                                                                      -------------
                       FINANCE -- 18.9%
                       Banks -- 6.6%
                       Roslyn Bancorp, Inc.........................................         4,200           93,786
                       Bank of America Corp........................................        34,930        2,884,170
                       Bank One Corp...............................................        77,500        3,065,900
                       Charter One Financial, Inc..................................        22,195          721,782
                       Mellon Financial Corp.......................................        27,420          829,455
                       New York Community Bancorp, Inc.............................         4,100          122,590
                       State Street Corp...........................................         7,370          338,283
                       SunTrust Banks, Inc.........................................        22,200        1,351,980
                       U.S. Bancorp................................................        92,800        2,275,456
                       Wells Fargo & Co............................................       107,640        5,439,049
                       Financial Services -- 8.5%
                       Citigroup, Inc..............................................       195,773        8,770,630
                       Fannie Mae..................................................        92,890        5,948,676
                       Freddie Mac.................................................        24,410        1,192,429
                       Goldman Sachs Group, Inc....................................        14,710        1,281,829
                       MBNA Corp...................................................        33,400          744,486
                       Merrill Lynch & Co., Inc....................................        57,220        3,111,051
                       SLM Corp....................................................        23,700          982,602
                       Insurance -- 3.8%
                       Chubb Corp..................................................        17,800        1,153,440
                       Hartford Financial Services Group, Inc......................        19,400        1,012,486
                       Marsh & McLennan Cos., Inc..................................        26,340        1,306,991
                       MetLife, Inc................................................        64,800        1,796,256
                       St. Paul Cos., Inc..........................................        43,790        1,540,094
                       Travelers Property Casualty Corp., Class A..................        78,995        1,279,719
                       Travelers Property Casualty Corp., Class B..................        40,100          647,214
                       XL Capital, Ltd., Class A...................................        12,060          958,770
                                                                                                      -------------
                                                                                                        48,849,124
                                                                                                      -------------
                       HEALTHCARE -- 15.5%
                       Drugs -- 9.5%
                       Abbott Laboratories.........................................        29,840        1,171,220
                       AmerisourceBergen Corp......................................        34,700        2,189,223
                       Amgen, Inc.+................................................        49,000        3,409,420
                       AstraZeneca, PLC............................................         8,300          331,638
                       Forest Laboratories, Inc.+..................................        40,400        1,934,352
                       Novartis AG.................................................        79,300        3,056,995
                       Pfizer, Inc.................................................       170,549        5,689,515
                       Schering-Plough Corp........................................       193,900        3,292,422
                       Wyeth.......................................................        72,300        3,295,434
                       Health Services -- 1.0%
                       Tenet Healthcare Corp.+.....................................       188,800        2,601,664
                       Medical Products -- 5.0%
                       Baxter International, Inc...................................        81,400        2,247,454
                       Genentech, Inc.+............................................        26,400        2,131,800
                       Guidant Corp................................................        46,400        2,191,008

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Johnson & Johnson...........................................       106,320     $  5,506,313
                       Medtronic, Inc..............................................        18,210          937,815
                                                                                                      -------------
                                                                                                        39,986,273
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 10.6%
                       Aerospace & Military Technology -- 0.7%
                       Lockheed Martin Corp........................................        17,100          895,014
                       Northrop Grumman Corp.......................................        10,100          931,624
                       Business Services -- 1.3%
                       Accenture, Ltd.+............................................        62,800        1,219,576
                       Aramark Corp.+..............................................        17,900          401,855
                       Automatic Data Processing, Inc..............................        14,860          551,009
                       Cendant Corp.+..............................................        47,100          845,445
                       First Data Corp.............................................         8,200          309,632
                       Electrical Equipment -- 0.1%
                       American Standard Cos., Inc.+...............................         4,300          328,520
                       Machinery -- 1.3%
                       Illinois Tool Works, Inc....................................        11,880          827,442
                       ITT Industries, Inc.........................................         9,560          637,652
                       Rockwell Automation, Inc....................................        23,100          596,904
                       Tyco International, Ltd.....................................        61,400        1,142,040
                       Multi-Industry -- 4.0%
                       3M Co.......................................................        19,940        2,795,588
                       General Electric Co.........................................       265,550        7,552,242
                       Transportation -- 3.2%
                       Canadian National Railway Co................................        32,572        1,695,373
                       FedEx Corp..................................................        39,060        2,515,073
                       Union Pacific Corp..........................................        32,050        1,953,127
                       United Parcel Service, Inc., Class B........................        34,040        2,147,243
                                                                                                      -------------
                                                                                                        27,345,359
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 9.9%
                       Broadcasting & Media -- 9.5%
                       AOL Time Warner, Inc.+......................................       199,830        3,083,377
                       Clear Channel Communications, Inc.+.........................        64,690        2,649,056
                       Comcast Corp., Class A+.....................................        41,857        1,269,104
                       Cox Communications, Inc., Class A+..........................        20,200          642,158
                       EchoStar Communications Corp., Class A+.....................        16,860          611,512
                       Gannett Co., Inc............................................        41,010        3,150,798
                       Liberty Media Corp.+........................................        54,700          606,623
                       McGraw-Hill Cos., Inc.......................................        18,280        1,111,059
                       New York Times Co., Class A.................................        62,670        2,795,082
                       Reed International, PLC.....................................       166,400        1,281,953
                       Tribune Co..................................................        30,610        1,445,404
                       Viacom, Inc., Class B+......................................       104,660        4,554,803
                       Walt Disney Co..............................................        56,510        1,238,699
                       Leisure & Tourism -- 0.4%
                       McDonald's Corp.............................................        15,400          354,354
                       Starwood Hotels & Resorts Worldwide, Inc....................        20,480          667,648
                                                                                                      -------------
                                                                                                        25,461,630
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 14.4%
                       Communication Equipment -- 0.1%
                       Juniper Networks, Inc.+.....................................        18,200          262,626

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 3.1%
                       Hewlett-Packard Co..........................................        49,680     $  1,051,726
                       International Business Machines Corp........................        65,790        5,345,437
                       VERITAS Software Corp.+.....................................        49,540        1,525,832
                       Computer Software -- 4.1%
                       BEA Systems, Inc.+..........................................        29,900          394,680
                       Microsoft Corp..............................................       298,720        7,886,208
                       Oracle Corp.+...............................................       201,420        2,417,040
                       Electronics -- 3.3%
                       Analog Devices, Inc.+.......................................        59,660        2,264,097
                       Emerson Electric Co.........................................        18,700        1,004,190
                       Intel Corp..................................................        53,100        1,324,845
                       Microchip Technology, Inc...................................        34,200          901,512
                       Novellus Systems, Inc.+.....................................        14,530          520,319
                       STMicroelectronics NV.......................................        54,330        1,162,119
                       Texas Instruments, Inc......................................        35,640          672,527
                       Xilinx, Inc.+...............................................        29,000          762,120
                       Telecommunications -- 3.8%
                       AT&T Wireless Services, Inc.+...............................        67,000          571,510
                       Cisco Systems, Inc.+........................................       252,080        4,920,602
                       Nortel Networks Corp.+......................................       240,300          708,885
                       Sprint Corp. (PCS Group)+...................................        44,600          274,290
                       Verizon Communications, Inc.................................        74,000        2,579,640
                       Vodafone Group, PLC ADR.....................................        33,077          627,801
                                                                                                      -------------
                                                                                                        37,178,006
                                                                                                      -------------
                       MATERIALS -- 2.7%
                       Chemicals -- 1.8%
                       Air Products and Chemicals, Inc.............................        22,190        1,031,391
                       PPG Industries, Inc.........................................        25,100        1,417,397
                       Praxair, Inc................................................        33,720        2,180,335
                       Forest Products -- 0.9%
                       International Paper Co......................................        52,490        2,053,409
                       Smurfit Stone Container Corp.+..............................        23,060          345,208
                                                                                                      -------------
                                                                                                         7,027,740
                                                                                                      -------------
                       TOTAL COMMON STOCK (cost $241,646,314)......................                    248,334,429
                                                                                                      -------------
                       PREFERRED STOCK -- 0.2%
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.2%
                       Automotive -- 0.2%
                       Porsche AG
                         (cost $630,140)...........................................         1,377          562,980
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $242,276,454).............                    248,897,409
                                                                                                      -------------

---------------------

                                                                                       PRINCIPAL
                                      SHORT-TERM SECURITIES -- 4.3%                      AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       GOVERNMENT AGENCIES -- 4.3%
                       Federal National Mtg. Assoc. Disc. Notes 1.00% due 08/01/03
                         (cost $11,098,000)........................................   $11,098,000     $ 11,098,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                       (cost $253,374,454)                 100.8%                                      259,995,409
                       Liabilities in excess of other
                       assets --                            (0.8)                                       (2,034,901)
                                                           ------                                     -------------
                       NET ASSETS --                       100.0%                                     $257,960,508
                                                           ------                                     =============
                                                           ------

              -----------------------------

              + Non-income producing security.

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003

    Putnam Investment Management, LLC                                (UNAUDITED)

                                          COMMON STOCK -- 100.0%                         SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 11.9%
                       Apparel & Textiles -- 0.7%
                       Abercrombie & Fitch Co.+....................................        2,900      $     93,061
                       Chico's FAS, Inc.+..........................................       13,100           355,665
                       Liz Claiborne, Inc..........................................       10,500           361,515
                       Reebok International, Ltd.+.................................       28,400           934,360
                       Timberland Co., Class A+....................................        5,300           237,546

                       Automotive -- 1.0%
                       Advanced Auto Parts, Inc.+..................................       23,300         1,582,769
                       AutoZone, Inc.+.............................................       17,800         1,482,028

                       Housing -- 0.3%
                       Whirlpool Corp. ............................................       15,300           991,134

                       Retail -- 9.9%
                       Bed Bath & Beyond, Inc.+....................................       32,900         1,272,901
                       Best Buy Co., Inc.+.........................................       49,800         2,173,770
                       CBRL Group, Inc. ...........................................        6,600           232,584
                       Family Dollar Stores, Inc. .................................       18,100           678,931
                       Federated Department Stores, Inc.+..........................       24,700           988,247
                       Home Depot, Inc. ...........................................      145,900         4,552,080
                       Kohl's Corp.+...............................................       20,900         1,240,415
                       Lowe's Cos., Inc. ..........................................       97,200         4,622,832
                       Office Depot, Inc.+.........................................       21,800           361,880
                       Rent-A-Center, Inc.+........................................        4,200           306,264
                       Staples, Inc.+..............................................       84,800         1,707,872
                       TJX Cos., Inc. .............................................      109,900         2,137,555
                       Wal-Mart Stores, Inc. ......................................      159,100         8,895,281
                       Williams-Sonoma, Inc.+......................................       21,600           610,200
                                                                                                      -------------
                                                                                                        35,818,890
                                                                                                      -------------
                       CONSUMER STAPLES -- 6.0%
                       Food, Beverage & Tobacco -- 4.0%
                       Performance Food Group Co.+.................................        5,400           204,012
                       Altria Group, Inc. .........................................       73,300         2,932,733
                       Anheuser-Busch Cos., Inc. ..................................       21,000         1,088,220
                       Coca-Cola Enterprises, Inc. ................................       36,900           629,145
                       Krispy Kreme Doughnuts, Inc.+...............................        8,800           384,208
                       Kroger Co.+.................................................       52,600           891,570
                       Pepsi Bottling Group, Inc. .................................       18,000           395,640
                       PepsiCo, Inc. ..............................................      111,900         5,155,233
                       Sysco Corp. ................................................       15,300           460,989

                       Household Products -- 2.0%
                       Colgate-Palmolive Co. ......................................       18,600         1,015,560
                       Procter & Gamble Co. .......................................       55,100         4,841,637
                                                                                                      -------------
                                                                                                        17,998,947
                                                                                                      -------------

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       EDUCATION -- 1.6%
                       Education -- 1.6%
                       Apollo Group, Inc., Class A+................................       36,400      $  2,357,264
                       Career Education Corp.+.....................................       29,000         2,418,600
                                                                                                      -------------
                                                                                                         4,775,864
                                                                                                      -------------
                       ENERGY -- 1.1%
                       Energy Services -- 0.9%
                       Edison International+.......................................       85,100         1,396,491
                       Entergy Corp. ..............................................       17,700           911,727
                       GlobalSantaFe Corp. ........................................       17,715           394,159

                       Energy Sources -- 0.2%
                       Burlington Resources, Inc. .................................       11,300           521,721
                                                                                                      -------------
                                                                                                         3,224,098
                                                                                                      -------------
                       FINANCE -- 9.9%
                       Banks -- 1.5%
                       State Street Corp. .........................................       20,300           931,770
                       U.S. Bancorp................................................       54,200         1,328,984
                       Washington Mutual, Inc. ....................................       13,000           513,240
                       Wells Fargo & Co. ..........................................       20,200         1,020,706
                       Zions Bancorp...............................................       13,100           731,504

                       Financial Services -- 6.6%
                       Capital One Financial Corp. ................................       44,100         2,112,831
                       Citigroup, Inc. ............................................       87,400         3,915,520
                       Doral Financial Corp. ......................................       11,400           500,460
                       Fannie Mae..................................................       70,800         4,534,032
                       Fidelity National Financial, Inc. ..........................       31,675           908,756
                       Freddie Mac.................................................       30,700         1,499,695
                       MBNA Corp. .................................................      261,400         5,826,606
                       SEI Corp. ..................................................        9,700           339,112
                       Waddell & Reed Financial, Inc. .............................        8,800           231,528

                       Insurance -- 1.8%
                       American International Group, Inc.#.........................       70,977         4,556,723
                       Brown & Brown, Inc. ........................................       13,100           406,100
                       CIENA Corp.+................................................       67,800           393,918
                                                                                                      -------------
                                                                                                        29,751,485
                                                                                                      -------------
                       HEALTHCARE -- 29.2%
                       Drugs -- 19.0%
                       Abbott Laboratories.........................................       93,900         3,685,575
                       AdvancePCS+.................................................       46,800         1,773,252
                       Allergan, Inc. .............................................       26,057         2,097,067
                       AmerisourceBergen Corp. ....................................       46,100         2,908,449
                       Amgen, Inc.+................................................      112,600         7,834,708
                       Barr Labs, Inc.+............................................       15,150         1,023,383
                       Cardinal Health, Inc. ......................................       88,100         4,823,475
                       Eli Lilly and Co. ..........................................       25,800         1,698,672
                       Express Scripts, Inc., Class A+.............................       23,200         1,531,200
                       Forest Laboratories, Inc.+..................................       36,000         1,723,680
                       Gilead Sciences, Inc.+......................................       19,700         1,344,525
                       Merck & Co., Inc. ..........................................       65,000         3,593,200
                       Pfizer, Inc. ...............................................      506,800        16,906,848
                       Wyeth.......................................................      138,300         6,303,714

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 3.4%
                       Anthem, Inc.+...............................................        7,800      $    588,978
                       Caremark Rx, Inc.+..........................................       25,000           625,500
                       Coventry Health Care, Inc.+.................................       32,800         1,766,936
                       Health Management Associates, Inc., Class A.................       25,000           499,250
                       Mid Atlantic Medical Services, Inc.+........................       11,500           625,370
                       Quest Diagnostics, Inc.+....................................        2,600           155,376
                       UnitedHealth Group, Inc. ...................................       60,400         3,146,236
                       Universal Health Services, Inc.+............................       12,900           661,125
                       Wellpoint Health Networks, Inc.+............................       27,000         2,258,550

                       Medical Products -- 6.8%
                       Beckman Coulter, Inc. ......................................        5,100           226,134
                       Boston Scientific Corp.+....................................       17,600         1,112,848
                       Genentech, Inc.+............................................        3,700           298,775
                       Genzyme Corp.+..............................................       17,300           872,612
                       Guidant Corp. ..............................................       20,700           977,454
                       Henry Schein, Inc.+.........................................        7,200           420,768
                       IDEC Pharmaceuticals Corp.+.................................       17,400           588,816
                       Johnson & Johnson...........................................      185,400         9,601,866
                       MedImmune, Inc.+............................................       38,800         1,520,572
                       Medtronic, Inc. ............................................       74,198         3,821,197
                       Steris Corp.+...............................................       22,200           510,156
                       Varian Medical Systems, Inc.+...............................        6,100           374,296
                                                                                                      -------------
                                                                                                        87,900,563
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 7.3%
                       Aerospace & Military Technology -- 0.2%
                       L-3 Communications Holdings, Inc.+..........................       11,000           539,880

                       Business Services -- 1.0%
                       Automatic Data Processing, Inc. ............................       15,500           574,740
                       Fiserv, Inc.+...............................................       12,400           484,096
                       Getty Images, Inc.+.........................................        8,600           327,918
                       H&R Block, Inc. ............................................       13,800           584,982
                       Iron Mountain, Inc.+........................................       19,000           695,400
                       Paychex, Inc. ..............................................       15,400           500,962

                       Multi-Industry -- 6.1%
                       3M Co. .....................................................       29,800         4,177,960
                       General Electric Co. .......................................      495,400        14,089,176
                                                                                                      -------------
                                                                                                        21,975,114
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 5.6%
                       Broadcasting & Media -- 2.9%
                       AOL Time Warner, Inc.+......................................       38,000           586,340
                       Comcast Corp., Class A+.....................................       74,900         2,205,994
                       EchoStar Communications Corp., Class A+.....................       40,200         1,458,054
                       Fox Entertainment Group, Inc., Class A+.....................       19,700           596,319
                       Lamar Advertising Co.+......................................       13,000           446,030
                       McGraw-Hill Cos., Inc. .....................................        5,200           316,056
                       Omnicom Group, Inc. ........................................       10,800           797,904
                       Viacom, Inc., Class B+......................................       39,200         1,705,984
                       Walt Disney Co. ............................................       22,400           491,008

                       Entertainment Products -- 0.3%
                       Mattel, Inc. ...............................................       49,300           957,899

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 2.4%
                       Expedia, Inc.+..............................................        7,100      $    555,291
                       GTECH Holdings Corp. .......................................       16,100           620,977
                       Harrah's Entertainment, Inc.+...............................       34,700         1,514,655
                       Marriott International, Inc., Class A.......................        7,700           316,470
                       Royal Caribbean Cruises, Ltd. ..............................       66,700         1,950,975
                       Southwest Airlines Co. .....................................       19,400           318,354
                       Starbucks Corp.+............................................       54,200         1,481,286
                       Yum! Brands, Inc.+..........................................       20,300           607,579
                                                                                                      -------------
                                                                                                        16,927,175
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 26.1%
                       Communication Equipment -- 1.0%
                       QUALCOMM, Inc. .............................................       79,200         2,966,832

                       Computers & Business Equipment -- 5.5%
                       Harris Corp. ...............................................        6,700           216,879
                       Dell, Inc.+.................................................      276,200         9,302,416
                       International Business Machines Corp. ......................       49,100         3,989,375
                       Lexmark International, Inc., Class A+.......................       35,100         2,252,367
                       SanDisk Corp.+..............................................        5,900           334,471
                       Xerox Corp.+................................................       45,300           489,240

                       Computer Services -- 1.1%
                       Computer Associates International, Inc. ....................      124,900         3,178,705

                       Computer Software -- 7.7%
                       Macromedia, Inc.+...........................................       17,000           348,840
                       Adobe Systems, Inc. ........................................       28,600           934,648
                       Affiliated Computer Services, Inc., Class A+................       15,700           777,935
                       BEA Systems, Inc.+..........................................        9,100           120,120
                       Fair Issac and Company, Inc. ...............................       11,900           643,076
                       Mercury Interactive Corp.+..................................        7,600           299,136
                       Microsoft Corp. ............................................      610,700        16,122,480
                       Oracle Corp.+...............................................      260,500         3,126,000
                       SunGard Data Systems, Inc.+.................................       27,700           726,848

                       Electronics -- 6.1%
                       Arrow Electronics, Inc.+....................................        8,900           151,745
                       Intel Corp. ................................................      537,300        13,405,635
                       Intersil Corp.+.............................................        7,600           187,416
                       KLA-Tencor Corp.+...........................................       15,900           821,235
                       Lam Research Corp.+.........................................       46,300         1,007,488
                       PMC-Sierra, Inc.+...........................................       50,900           624,034
                       QLogic Corp.+...............................................       53,900         2,271,885

                       Internet Software -- 1.0%
                       Symantec Corp.+.............................................       53,800         2,523,758
                       VeriSign, Inc.+.............................................       40,000           534,000

                       Telecommunications -- 3.7%
                       AT&T Wireless Services, Inc.+...............................      203,200         1,733,296
                       Avaya, Inc.+................................................       25,000           240,000
                       BellSouth Corp. ............................................       32,800           835,416
                       Cisco Systems, Inc.+........................................      401,600         7,839,232
                       Sprint Corp. (FON Group)....................................       28,800           406,656
                                                                                                      -------------
                                                                                                        78,411,164
                                                                                                      -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       MATERIALS -- 0.8%
                       Forest Products -- 0.1%
                       Sealed Air Corp.+...........................................        7,800      $    372,294

                       Metals & Minerals -- 0.7%
                       Freeport McMoRan, Inc., Class B.............................       74,500         1,995,855
                                                                                                      -------------
                                                                                                         2,368,149
                                                                                                      -------------
                       UTILITIES -- 0.5%
                       Telephone -- 0.5%
                       CenturyTel, Inc. ...........................................       41,500         1,423,035
                                                                                                      -------------

                       TOTAL INVESTMENT SECURITIES (cost $274,465,062).............                    300,574,484
                                                                                                      -------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.3%                                      AMOUNT
                       --------------------------------------------------------------------------------------------
                       Agreement with Goldman Sachs & Co., bearing interest at
                         1.11%, dated 07/31/03 to be repurchased 08/01/03 in the
                         amount of $974,030 and collateralized by $1,000,000 of
                         Federal National Mtg. Assoc. Notes, bearing interest at
                         2.2% due 06/04/04 having an approximate value of
                         $1,110,000 (cost $974,000)................................    $ 974,000           974,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                       (cost $275,439,062)                100.3%                                       301,548,484
                       Liabilities in excess of other
                       assets --                           (0.3)                                          (839,266)
                                                          ------                                      -------------
                       NET ASSETS --                      100.0%                                      $300,709,218
                                                          ------                                      =============
                                                          ------

              -----------------------------

              + Non-income producing security.

              # Security represents an investment in an affiliated company.

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
   BLUE CHIP GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- JULY 31, 2003

    AIG SunAmerica Asset Management Corp.                            (UNAUDITED)

                                          COMMON STOCK -- 90.5%                          SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.2%
                       Apparel & Textiles -- 2.0%
                       Coach, Inc.+................................................         8,000     $   424,000
                       Gap, Inc....................................................        21,300         383,187

                       Housing -- 0.9%
                       Furniture Brands International, Inc.+.......................        15,000         356,400

                       Retail -- 6.3%
                       Amazon.com, Inc.+...........................................        14,000         584,080
                       Home Depot, Inc. ...........................................        11,000         343,200
                       Tiffany & Co. ..............................................        12,000         412,320
                       Wal-Mart Stores, Inc. ......................................        21,300       1,190,883
                                                                                                      ------------
                                                                                                        3,694,070
                                                                                                      ------------
                       CONSUMER STAPLES -- 4.8%
                       Food, Beverage & Tobacco -- 2.4%
                       Altria Group, Inc. .........................................         5,200         208,052
                       Coca-Cola Co. ..............................................        10,000         449,700
                       PepsiCo, Inc. ..............................................         6,700         308,669
                       Household Products -- 2.4%
                       Estee Lauder Cos., Inc., Class A............................        12,000         447,960
                       Procter & Gamble Co. .......................................         5,500         483,285
                                                                                                      ------------
                                                                                                        1,897,666
                                                                                                      ------------

                       ENERGY -- 2.4%
                       Energy Services -- 2.4%
                       Baker Hughes, Inc. .........................................         6,000         188,460
                       BJ Services Co.+............................................        10,000         342,500
                       Exxon Mobil Corp. ..........................................        11,600         412,728
                                                                                                      ------------
                                                                                                          943,688
                                                                                                      ------------
                       FINANCE -- 14.5%
                       Banks -- 1.7%
                       Bank of America Corp. ......................................         8,200         677,074
                       Financial Services -- 10.1%
                       American Express Co. .......................................        15,100         666,967
                       Capital One Financial Corp. ................................        13,000         622,830
                       Citigroup, Inc. ............................................        26,566       1,190,157
                       J.P. Morgan Chase & Co. ....................................         9,000         315,450
                       Merrill Lynch & Co., Inc. ..................................         9,000         489,330
                       Morgan Stanley, Dean Witter & Co. ..........................         7,600         360,544
                       SLM Corp. ..................................................         9,000         373,140

                       Insurance -- 2.7%
                       Berkshire Hathaway, Inc., Class B+..........................           300         720,900
                       MetLife, Inc. ..............................................        13,000         360,360
                                                                                                      ------------
                                                                                                        5,776,752
                                                                                                      ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 15.2%
                       Drugs -- 9.0%
                       Amgen, Inc.+................................................        11,800     $   821,044
                       Bristol-Myers Squibb Co. ...................................        12,000         314,400
                       Merck & Co., Inc. ..........................................         9,000         497,520
                       Pfizer, Inc. ...............................................        38,780       1,293,701
                       Teva Pharmaceutical Industries, Ltd. ADR....................         6,000         344,040
                       Wyeth.......................................................         7,000         319,060

                       Health Services -- 1.6%
                       Anthem, Inc.+...............................................         4,500         339,795
                       UnitedHealth Group, Inc. ...................................         5,400         281,286

                       Medical Products -- 4.6%
                       Boston Scientific Corp.+....................................         5,000         316,150
                       Chiron Corp.+...............................................         8,000         364,800
                       Genzyme Corp.+..............................................         8,000         403,520
                       Medtronic, Inc. ............................................        15,000         772,500
                                                                                                      ------------
                                                                                                        6,067,816
                                                                                                      ------------
                       INDUSTRIAL & COMMERCIAL -- 6.0%
                       Aerospace & Military Technology -- 0.9%
                       United Technologies Corp. ..................................         5,000         376,150

                       Machinery -- 0.4%
                       Tyco International, Ltd. ...................................         9,000         167,400

                       Multi-Industry -- 2.6%
                       General Electric Co. .......................................        36,000       1,023,840

                       Transportation -- 2.1%
                       FedEx Corp. ................................................         7,000         450,730
                       United Parcel Service, Inc., Class B........................         6,000         378,480
                                                                                                      ------------
                                                                                                        2,396,600
                                                                                                      ------------
                       INFORMATION & ENTERTAINMENT -- 10.2%
                       Broadcasting & Media -- 5.9%
                       AOL Time Warner, Inc.+......................................        35,000         540,050
                       Clear Channel Communications, Inc.+.........................        20,000         819,000
                       EchoStar Communications Corp., Class A+.....................        12,000         435,240
                       Viacom, Inc., Class B+......................................        13,000         565,760
                       Leisure & Tourism -- 4.3%
                       Applebee's International, Inc. .............................        12,000         382,800
                       Carnival Corp. .............................................        15,000         514,650
                       Harrah's Entertainment, Inc.+...............................        10,000         436,500
                       Southwest Airlines Co. .....................................        23,000         377,430
                                                                                                      ------------
                                                                                                        4,071,430
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 26.7%
                       Computers & Business Equipment -- 6.1%
                       Dell, Inc.+.................................................        19,600         660,128
                       EMC Corp.+..................................................        40,000         425,600
                       Hewlett-Packard Co. ........................................        13,000         275,210
                       International Business Machines Corp. ......................         7,000         568,750
                       VERITAS Software Corp.+.....................................        17,000         523,600
                       Computer Software -- 6.0%
                       Adobe Systems, Inc. ........................................         6,000         196,080
                       BEA Systems, Inc.+..........................................        56,000         739,200
                       Microsoft Corp. ............................................        55,000       1,452,000

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Electronics -- 6.9%
                       Analog Devices, Inc.+.......................................        13,000     $   493,350
                       Applied Materials, Inc.+....................................        34,000         663,000
                       Intel Corp. ................................................        50,000       1,247,500
                       QLogic Corp.+...............................................         8,500         358,275

                       Internet Content -- 0.6%
                       Yahoo!, Inc.+...............................................         7,000         217,910

                       Telecommunications -- 7.1%
                       AT&T Wireless Services, Inc.+...............................        50,000         426,500
                       Cisco Systems, Inc.+........................................        70,000       1,366,400
                       Nextel Communications, Inc., Class A+.......................        37,000         675,620
                       Vodafone Group, PLC ADR.....................................        20,000         379,600
                                                                                                      ------------
                                                                                                       10,668,723
                                                                                                      ------------
                       MATERIALS -- 1.5%
                       Chemicals -- 0.5%
                       du Pont (E.I.) de Nemours and Co. ..........................         5,000         219,700

                       Metals & Minerals -- 1.0%
                       Alcoa, Inc. ................................................        14,000         388,780
                                                                                                      ------------
                                                                                                          608,480
                                                                                                      ------------
                       TOTAL COMMON STOCK (cost $33,907,004).......................                    36,125,225
                                                                                                      ------------
                       EXCHANGE TRADED FUNDS -- 1.2%
                       -------------------------------------------------------------------------------------------
                       FINANCE -- 1.2%
                       Financial Services -- 1.2%
                       Biotech HOLDRs Trust+
                         (cost $320,834)...........................................         3,500         472,080
                                                                                                      ------------

                       TOTAL INVESTMENT SECURITIES (cost $34,227,838)..............                    36,597,305
                                                                                                      ------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 8.2%                                      AMOUNT
                       -------------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         (Note 2) (cost $3,287,000)................................    $3,287,000       3,287,000
                                                                                                      ------------

                       TOTAL INVESTMENTS --
                       (cost $37,514,838)                  99.9%                                       39,884,305
                       Other assets less liabilities --     0.1                                            44,253
                                                          ------                                      ------------
                       NET ASSETS --                      100.0%                                      $39,928,558
                                                          ------                                      ============
                                                          ------

              -----------------------------

              + Non-income producing security.

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
   REAL ESTATE PORTFOLIO                   INVESTMENT PORTFOLIO -- JULY 31, 2003

    Davis Selected Advisor, L.P.                                     (UNAUDITED)

                                          COMMON STOCK -- 91.2%                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.0%
                       Housing -- 1.0%
                       WCI Communities, Inc.+......................................        78,000     $  1,375,140
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 1.3%
                       Leisure & Tourism -- 1.3%
                       Starwood Hotels & Resorts Worldwide, Inc. ..................        58,100        1,894,060
                                                                                                      -------------
                       REAL ESTATE -- 88.9%
                       Real Estate Companies -- 2.2%
                       Catellus Development Corp.+.................................       132,300        3,048,192
                       Real Estate Investment Trusts -- 86.7%
                       Alexandria Real Estate Equities, Inc. ......................       102,700        4,698,525
                       Archstone-Smith Trust.......................................       118,700        3,068,395
                       Arden Realty Group, Inc. ...................................        24,100          674,800
                       AvalonBay Communities, Inc. ................................        76,867        3,611,212
                       Boston Properties, Inc. ....................................       117,800        5,099,562
                       CarrAmerica Realty Corp. ...................................       142,700        4,168,267
                       CBL & Associates Properties, Inc. ..........................       103,100        4,967,358
                       CenterPoint Properties Corp. ...............................       159,500       10,144,200
                       Chelsea Property Group, Inc. ...............................       150,100        6,544,360
                       Corporate Office Properties Trust...........................        89,800        1,628,972
                       Developers Diversified Reality Corp. .......................       205,286        6,096,994
                       Duke Realty Corp. ..........................................       171,100        4,931,102
                       Equity Office Properties Trust..............................       140,433        3,895,611
                       Equity Residential..........................................           400           11,160
                       Essex Property Trust, Inc. .................................        53,900        3,266,340
                       Forest City Enterprises, Inc. ..............................        42,200        1,730,200
                       General Growth Properties, Inc. ............................       165,984       11,316,789
                       Home Properties of New York, Inc. ..........................        89,800        3,339,662
                       Kimco Realty Corp. .........................................        91,150        3,730,770
                       Liberty Property Trust......................................       147,900        5,130,651
                       Parkway Properties, Inc. ...................................        46,300        2,023,310
                       Plum Creek Timber Co., Inc. ................................       155,000        4,209,800
                       ProLogis Trust..............................................       195,100        5,375,005
                       Regency Centers Corp. ......................................       124,900        4,543,862
                       Simon Property Group, Inc. .................................       116,600        4,938,010
                       SL Green Realty Corp. ......................................         2,800          100,268
                       The Rouse Co. ..............................................        83,500        3,339,165
                       United Dominion Realty Trust, Inc. .........................       286,200        5,160,186
                       Vornado Realty Trust........................................       107,794        4,941,277
                                                                                                      -------------
                                                                                                       125,734,005
                                                                                                      -------------
                       TOTAL COMMON STOCK (cost $105,975,947)......................                    129,003,205
                                                                                                      -------------

---------------------

                       PREFERRED STOCK -- 3.7% (CONTINUED)                               SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       REAL ESTATE -- 3.7%
                       Real Estate Investment Trusts -- 3.7%
                       Equity Residential, Series C 9.13%..........................         4,300     $    120,357
                       Equity Residential, Series D 8.60%..........................        10,000          280,000
                       Equity Residential, Series E 7.00% (Convertible)............        13,600          421,600
                       SL Green Realty Corp. 8.00% (Convertible)...................       121,400        4,474,804
                                                                                                      -------------
                       TOTAL PREFERRED STOCK (cost $4,232,185).....................                      5,296,761
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $110,208,132).............                    134,299,966
                                                                                                      -------------
                                                                                       PRINCIPAL
                       SHORT-TERM SECURITIES -- 4.2%                                     AMOUNT
                       --------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.2%
                       UBS Finance, Inc. 1.11% due 08/01/03
                         (cost $6,000,000).........................................   $ 6,000,000        6,000,000
                                                                                                      -------------
                       REPURCHASE AGREEMENT -- 3.7%
                       --------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.06%, dated 07/31/03 to be repurchased
                         08/01/03 in the amount of $5,153,000 and collateralized by
                         $5,235,000 of Federal Home Loan Mtg., bearing interest at
                         3.67% due 12/19/03 having an approximate value of
                         $5,308,243 (cost $5,153,000)..............................     5,153,000        5,153,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                       (cost $121,361,132)                102.8%                                       145,452,966
                       Liabilities in excess of other
                       assets --                           (2.8)                                        (4,002,855)
                                                          ------                                      -------------
                       NET ASSETS --                      100.0%                                      $141,450,111
                                                          ------                                      =============
                                                          ------

              -----------------------------

              + Non-income producing security.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Franklin Advisory Services, LLC                                  (UNAUDITED)

                                          COMMON STOCK -- 92.8%                          SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 19.2%

                       Apparel & Textiles -- 6.2%
                       American Eagle Outfitters, Inc.+............................        3,600      $   79,776
                       Brown Shoe Co., Inc.........................................        4,500         134,235
                       Men's Wearhouse, Inc.+......................................        4,400         111,364
                       Oshkosh B'Gosh, Inc.........................................          300           7,680
                       Timberland Co., Class A+....................................        2,200          98,604

                       Automotive -- 4.4%
                       Action Performance Cos., Inc................................        4,500          97,515
                       Monaco Coach Corp.+.........................................        5,500          76,890
                       Superior Industries International, Inc......................        2,400         103,752
                       Tower Automotive, Inc.+.....................................        6,900          31,326

                       Financial Services -- 0.3%
                       Hooker Furniture Corp.......................................          600          18,000

                       Housing -- 3.9%
                       American Woodmark Corp......................................          200          10,070
                       La-Z-Boy, Inc...............................................        3,800          81,168
                       Thomas Industries, Inc......................................        2,300          61,180
                       York International Corp.....................................        4,000         117,240

                       Retail -- 4.4%
                       Dillard's, Inc., Class A....................................        5,500          82,885
                       Linens' N Things, Inc.+.....................................        3,900         104,325
                       Zale Corp.+.................................................        2,500         118,875
                                                                                                      -----------
                                                                                                       1,334,885
                                                                                                      -----------
                       CONSUMER STAPLES -- 5.5%
                       Food, Beverage & Tobacco -- 1.9%
                       Bunge, Ltd..................................................        4,500         134,775

                       Household Products -- 3.6%
                       AptarGroup, Inc.............................................        3,200         119,200
                       Russ Berrie & Co., Inc......................................        3,700         129,685
                                                                                                      -----------
                                                                                                         383,660
                                                                                                      -----------
                       ENERGY -- 8.0%
                       Energy Services -- 6.6%
                       Atwood Oceanics, Inc.+......................................        2,600          63,882
                       CONSOL Energy, Inc..........................................        6,700         124,955
                       Holly Corp..................................................        2,000          55,940
                       Oil States International, Inc.+.............................        7,500          84,375
                       Rowan Cos., Inc.+...........................................        5,800         127,310

                       Energy Sources -- 1.4%
                       Lone Star Technologies, Inc.+...............................        6,000          99,360
                                                                                                      -----------
                                                                                                         555,822
                                                                                                      -----------

---------------------
    118

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       FINANCE -- 9.2%
                       Banks -- 1.8%
                       Chemical Financial Corp.....................................          100      $    3,125
                       First Indiana Corp..........................................          300           5,451
                       Hancock Holding Co..........................................        1,000          47,420
                       Peoples Bancorp Inc.........................................        2,500          67,375

                       Insurance -- 7.4%
                       American National Insurance Co..............................        1,200         106,044
                       Arthur J. Gallagher & Co....................................        4,500         119,385
                       Harleysville Group, Inc.....................................        3,400          76,466
                       PMI Group, Inc..............................................        1,500          49,695
                       Presidential Life Corp......................................        6,000          95,820
                       RLI Corp....................................................        1,700          55,012
                       StanCorp Financial Group, Inc...............................          300          16,740
                                                                                                      -----------
                                                                                                         642,533
                                                                                                      -----------
                       HEALTHCARE -- 1.0%

                       Medical Products -- 1.0%
                       West Pharmaceutical Services, Inc...........................        2,700          70,821
                                                                                                      -----------
                       INDUSTRIAL & COMMERCIAL -- 20.9%

                       Business Services -- 2.5%
                       ABM Industries, Inc.........................................        5,400          87,588
                       Genlyte Group, Inc.+........................................        2,300          85,675

                       Electrical Equipment -- 1.8%
                       Mettler Toledo International, Inc.+.........................        3,100         108,190
                       Powell Industries, Inc.+....................................        1,200          19,104

                       Machinery -- 7.6%
                       Briggs & Stratton Corp......................................        2,000         110,140
                       CNH Global NV...............................................        4,500          42,705
                       Graco, Inc..................................................        2,800         102,060
                       JLG Industries, Inc.........................................        7,000          62,930
                       Mueller Industries, Inc.+...................................        3,500         100,625
                       Stewart & Stevenson Services, Inc...........................        2,400          38,640
                       Teleflex, Inc...............................................        1,500          68,595

                       Manufacturing -- 0.3%
                       Carlisle Cos, Inc...........................................          500          21,875

                       Multi-Industry -- 1.5%
                       Roper Industries, Inc.......................................        2,500          99,750

                       Transportation -- 7.2%
                       Offshore Logistics, Inc.+...................................        4,200          89,250
                       OMI Corp.+..................................................       18,500         125,985
                       Overseas Shipholding Group, Inc.............................        4,700         103,823
                       Teekay Shipping Corp........................................        3,000         132,240
                       West Marine, Inc.+..........................................        2,500          51,725
                                                                                                      -----------
                                                                                                       1,450,900
                                                                                                      -----------
                       INFORMATION & ENTERTAINMENT -- 7.0%

                       Leisure & Tourism -- 7.0%
                       Atlantic Coast Airlines Holdings, Inc.+.....................       12,000          90,840
                       Aztar Corp.+................................................        6,600         124,608
                       Dollar Thrifty Automotive Group, Inc.+......................        2,000          44,860

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Intrawest Corp..............................................        5,000      $   64,600
                       SkyWest, Inc................................................        8,500         158,865
                                                                                                      -----------
                                                                                                         483,773
                                                                                                      -----------
                       INFORMATION TECHNOLOGY -- 5.8%

                       Computers & Business Equipment -- 1.3%
                       Diebold, Inc................................................        2,000          88,420

                       Computer Services -- 1.4%
                       Reynolds & Reynolds Co., Class A............................        3,300          95,436

                       Computer Software -- 0.8%
                       NetIQ Corp.+................................................        5,300          57,611

                       Internet Content -- 1.6%
                       Avocent Corp.+..............................................        4,300         115,154

                       Telecommunications -- 0.7%
                       Cable Design Technologies Corp.+............................        7,500          48,375
                                                                                                      -----------
                                                                                                         404,996
                                                                                                      -----------
                       MATERIALS -- 12.3%

                       Chemicals -- 4.9%
                       Cabot Corp..................................................        2,400          65,472
                       Myers Industries, Inc.......................................        6,400          74,240
                       Olin Corp...................................................        5,000          93,400
                       RPM International, Inc......................................        8,000         112,560

                       Metals & Minerals -- 7.4%
                       Arch Coal, Inc..............................................        4,500          92,475
                       CIRCOR International, Inc...................................        2,900          53,940
                       Global Industries., Inc.+...................................       30,500         140,300
                       Reliance Steel & Aluminum Co................................        5,000         112,000
                       Timken Co...................................................        1,600          24,480
                       United States Steel Corp....................................        5,700          89,832
                                                                                                      -----------
                                                                                                         858,699
                                                                                                      -----------
                       UTILITIES -- 3.9%

                       Electric Utilities -- 2.0%
                       Peabody Energy Corp.........................................        4,600         141,174

                       Gas & Pipeline Utilities -- 1.9%
                       Tidewater, Inc..............................................        3,100          82,770
                       Watts Industries, Inc., Class A.............................        2,700          49,410
                                                                                                      -----------
                                                                                                         273,354
                                                                                                      -----------
                       TOTAL INVESTMENT SECURITIES (cost $5,840,171)...............                    6,459,443
                                                                                                      -----------

---------------------
    120

                                                                                       PRINCIPAL
                                      SHORT-TERM SECURITIES -- 8.4%                      AMOUNT          VALUE
                       ------------------------------------------------------------------------------------------
                       GOVERNMENT AGENCIES -- 8.4%
                       Federal Home Loan Bank Cons. Disc. Notes 1.00% due 08/01/03
                         (cost $585,000)...........................................    $ 585,000      $  585,000
                                                                                                      -----------

                       TOTAL INVESTMENTS --
                       (cost $6,425,171)                   101.2%                                      7,044,443
                       Liabilities in excess of
                       other assets --                      (1.2)                                        (80,719)
                                                           ------                                     -----------
                       NET ASSETS --                       100.0%                                     $6,963,724
                                                           ------                                     ===========
                                                           ------

              -----------------------------

              + Non-income producing security.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003

    Massachusetts Financial Services Company                         (UNAUDITED)

                                          COMMON STOCK -- 94.9%                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.4%
                       Apparel & Textiles -- 2.0%
                       Chico's FAS, Inc.+..........................................         5,500     $    149,325
                       Reebok International, Ltd.+.................................        28,400          934,360
                       Ross Stores, Inc. ..........................................         2,400          109,680
                       Talbots, Inc. ..............................................        90,600        2,988,894

                       Retail -- 5.4%
                       99 Cents Only Stores+.......................................        21,800          745,560
                       Family Dollar Stores, Inc. .................................        26,900        1,009,019
                       Office Depot, Inc.+.........................................       141,900        2,355,540
                       PetSmart, Inc.+.............................................       149,200        2,958,636
                       Tiffany & Co. ..............................................        89,600        3,078,656
                       TJX Cos., Inc...............................................         7,500          145,875
                       Williams-Sonoma, Inc.+......................................        26,000          734,500
                                                                                                      -------------
                                                                                                        15,210,045
                                                                                                      -------------
                       CONSUMER STAPLES -- 0.9%
                       Food, Beverage & Tobacco -- 0.9%
                       Hershey Foods Corp. ........................................        26,100        1,900,341
                                                                                                      -------------

                       EDUCATION -- 0.6%
                       Education -- 0.6%
                       Apollo Group, Inc., Class A+................................        17,700        1,146,252
                                                                                                      -------------

                       ENERGY -- 4.0%
                       Energy Services -- 2.6%
                       Baker Hughes, Inc. .........................................        36,300        1,140,183
                       BJ Services Co.+............................................        78,900        2,702,325
                       GlobalSantaFe Corp. ........................................        73,400        1,633,150

                       Energy Sources -- 1.4%
                       Cooper Cameron Corp.+.......................................        32,000        1,529,920
                       Smith International, Inc.+..................................        36,800        1,318,912
                                                                                                      -------------
                                                                                                         8,324,490
                                                                                                      -------------
                       FINANCE -- 6.4%
                       Banks -- 1.5%
                       Investors Financial Services Corp. .........................        93,900        2,992,593

                       Financial Services -- 4.4%
                       Affiliated Managers Group, Inc.+............................        15,800        1,033,636
                       Ameritrade Holding Corp.+...................................       154,800        1,486,080
                       BISYS Group, Inc.+..........................................       133,600        2,211,080
                       E*TRADE Group, Inc.+........................................        78,700          720,892
                       Legg Mason, Inc. ...........................................        15,700        1,099,000
                       Lehman Brothers Holdings, Inc. .............................        21,500        1,360,305
                       T. Rowe Price Group, Inc. ..................................        16,100          653,499
                       Waddell & Reed Financial, Inc. .............................        19,900          523,569

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 0.5%
                       Willis Group Holdings, Ltd. ................................        37,900     $  1,140,790
                                                                                                      -------------
                                                                                                        13,221,444
                                                                                                      -------------
                       HEALTHCARE -- 18.7%
                       Drugs -- 4.2%
                       InterMune, Inc.+............................................        17,080          321,104
                       AmerisourceBergen Corp. ....................................        29,400        1,854,846
                       Celgene Corp.+..............................................        31,900        1,167,859
                       Gilead Sciences, Inc.+......................................        24,700        1,685,775
                       Medicis Pharmaceutical Corp., Class A.......................        23,400        1,366,560
                       Mylan Laboratories, Inc. ...................................        65,100        2,198,427

                       Health Services -- 4.5%
                       Caremark Rx, Inc.+..........................................       139,400        3,487,788
                       Invitrogen Corp.+...........................................        57,300        2,968,140
                       Tenet Healthcare Corp.+.....................................       131,000        1,805,180
                       WebMD Corp.+................................................        83,400        1,007,472

                       Medical Products -- 10.0%
                       Apogent Technologies, Inc.+.................................        72,000        1,600,560
                       Applied Biosystems Group -- Applera Corp. ..................        27,400          593,210
                       Cytyc Corp.+................................................       232,600        2,749,332
                       DENTSPLY International, Inc. ...............................        85,900        3,728,919
                       Genzyme Corp.+..............................................        74,200        3,742,648
                       Guidant Corp. ..............................................        46,200        2,181,564
                       ICOS Corp.+.................................................        18,000          785,160
                       IDEC Pharmaceuticals Corp.+.................................        71,100        2,406,024
                       MedImmune, Inc.+............................................        68,800        2,696,272
                                                                                                      -------------
                                                                                                        38,346,840
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 12.5%
                       Business Services -- 6.9%
                       BearingPoint, Inc.+.........................................        99,800        1,097,800
                       ChoicePoint, Inc.+..........................................        52,600        2,006,164
                       Getty Images, Inc.+.........................................        29,200        1,113,396
                       Manpower, Inc. .............................................        54,600        2,080,260
                       Maxim Integrated Products, Inc. ............................        42,700        1,668,716
                       Monster Worldwide, Inc.+....................................        48,100        1,277,055
                       Paychex, Inc. ..............................................        30,500          992,165
                       Robert Half International, Inc.+............................        47,900        1,039,909
                       Weight Watchers International, Inc.+........................        66,300        2,976,870

                       Electrical Equipment -- 1.9%
                       American Standard Cos., Inc.+...............................        20,000        1,528,000
                       Thermo Electron Corp.+......................................       102,900        2,289,525

                       Machinery -- 1.4%
                       ITT Industries, Inc. .......................................        11,400          760,380
                       Rockwell Automation, Inc. ..................................        85,900        2,219,656

                       Transportation -- 2.3%
                       Werner Enterprises, Inc. ...................................        21,600          514,944
                       Expeditors International of Washington, Inc. ...............        55,700        1,869,849
                       JetBlue Airways Corp.+......................................        35,600        1,621,936
                       Swift Transportation Co., Inc.+.............................        31,300          689,852
                                                                                                      -------------
                                                                                                        25,746,477
                                                                                                      -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 18.0%
                       Broadcasting & Media -- 10.6%
                       Citadel Broadcasting Corp.+.................................        15,200     $    288,800
                       E.W. Scripps Co., Class A...................................        34,000        2,820,640
                       EchoStar Communications Corp., Class A+.....................       119,520        4,334,990
                       Entercom Communications Corp.+..............................        59,200        2,805,488
                       Hearst-Argyle Television, Inc.+.............................        27,800          628,280
                       Lin TV Corp.+...............................................        49,800        1,084,644
                       Meredith Corp.  ............................................        47,000        2,137,560
                       Tribune Co.  ...............................................        40,500        1,912,410
                       Univision Communications, Inc., Class A+....................        58,700        1,831,440
                       Westwood One, Inc.+.........................................       128,400        3,921,336

                       Leisure & Tourism -- 7.4%
                       Cheesecake Factory, Inc.+...................................        45,900        1,512,405
                       Expedia, Inc.+..............................................        46,000        3,597,660
                       Four Seasons Hotels, Inc.  .................................        24,500        1,051,050
                       MGM Mirage, Inc.+...........................................        43,800        1,502,340
                       Outback Steakhouse, Inc. ...................................        65,300        2,438,955
                       Royal Caribbean Cruises, Ltd. ..............................        68,100        1,991,925
                       Starbucks Corp.+............................................        52,600        1,437,558
                       Starwood Hotels & Resorts Worldwide, Inc. ..................        50,000        1,630,000
                                                                                                      -------------
                                                                                                        36,927,481
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 26.4%
                       Communication Equipment -- 2.1%
                       American Tower Corp.+.......................................       330,310        3,005,821
                       Juniper Networks, Inc.+.....................................        86,800        1,252,524
                       Manhattan Associates, Inc.+.................................         4,000          110,160

                       Computers & Business Equipment -- 2.7%
                       ASM Lithography Holdings NV+................................        93,000        1,203,420
                       Apple Computer, Inc.+.......................................        55,600        1,170,380
                       VERITAS Software Corp.+.....................................       100,400        3,092,320

                       Computer Services -- 0.8%
                       NetScreen Technologies, Inc.+...............................        76,800        1,661,184

                       Computer Software -- 4.2%
                       BEA Systems, Inc.+..........................................       166,200        2,193,840
                       DST Systems, Inc.+..........................................        64,400        2,367,344
                       Mercury Interactive Corp.+..................................        31,100        1,224,096
                       SunGard Data Systems, Inc.+.................................       112,900        2,962,496

                       Electronics -- 11.4%
                       Agere Systems, Inc.+........................................       556,000        1,473,400
                       Altera Corp.+...............................................       107,000        2,058,680
                       Analog Devices, Inc.+.......................................        77,600        2,944,920
                       Cymer, Inc.+................................................        27,800        1,124,510
                       Energizer Holdings, Inc.+...................................        31,900        1,092,575
                       Intersil Corp.+.............................................        28,900          712,674
                       Millipore Corp.+............................................        85,800        3,817,242
                       Novellus Systems, Inc.+.....................................        89,200        3,194,252
                       PMC-Sierra, Inc.+...........................................       107,300        1,315,498
                       Waters Corp.+...............................................       130,300        4,131,813
                       Xilinx, Inc.+...............................................        58,500        1,537,380

                       Internet Software -- 2.0%
                       Networks Associates, Inc.+..................................       174,070        1,966,991
                       Symantec Corp.+.............................................        44,600        2,092,186

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 3.2%
                       Adtran, Inc.+...............................................        37,600     $  1,836,384
                       Advanced Fibre Communications, Inc.+........................         5,070           85,531
                       Amdocs, Ltd.+...............................................        86,400        1,760,832
                       Scientific-Atlanta, Inc. ...................................        41,200        1,247,948
                       Sprint Corp. (PCS Group)+...................................       260,500        1,602,075
                                                                                                      -------------
                                                                                                        54,238,476
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $166,553,776).............                    195,061,846
                                                                                                      -------------
                                                                                       PRINCIPAL
                       SHORT-TERM SECURITIES -- 4.6%                                     AMOUNT
                       --------------------------------------------------------------------------------------------
                       GOVERNMENT AGENCIES -- 4.6%
                       Federal National Mtg. Assoc. Disc Notes 1.00% due 08/01/03
                         (cost $9,455,000).........................................    $9,455,000        9,455,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                       (cost $176,008,776)                  99.5%                                      204,516,846
                       Other assets less liabilities --      0.5                                           936,780
                                                           ------                                     -------------
                       NET ASSETS --                       100.0%                                     $205,453,626
                                                           ------                                     =============
                                                           ------

              -----------------------------

              +   Non-income producing security.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003

    AIG SunAmerica Asset Management Corp.                            (UNAUDITED)

                                          COMMON STOCK -- 98.1%                          SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 12.1%
                       Apparel & Textiles -- 3.4%
                       Abercrombie & Fitch Co.+....................................          66,000  $  2,117,940
                       Coach, Inc.+................................................          47,900     2,538,700
                       Gymboree Corp.+.............................................         129,400     1,925,472

                       Retail -- 8.7%
                       99 Cents Only Stores+.......................................          79,200     2,708,640
                       Amazon.com, Inc.+...........................................         105,200     4,388,944
                       Digital Theater Systems, Inc.+..............................          43,100       905,100
                       Home Depot, Inc. ...........................................          76,000     2,371,200
                       Kohl's Corp.+...............................................          31,000     1,839,850
                       Williams-Sonoma, Inc.+......................................          80,000     2,260,000
                       Yankee Candle, Inc.+........................................          86,600     2,080,132
                                                                                                     -------------
                                                                                                       23,135,978
                                                                                                     -------------
                       CONSUMER STAPLES -- 1.1%
                       Food, Beverage & Tobacco -- 1.1%
                       Ruby Tuesday, Inc. .........................................          92,100     2,096,196
                                                                                                     -------------

                       EDUCATION -- 2.1%
                       Education -- 2.1%
                       Apollo Group, Inc., Class A+................................          46,700     3,024,292
                       Career Education Corp.+.....................................          11,900       992,460
                                                                                                     -------------
                                                                                                        4,016,752
                                                                                                     -------------
                       ENERGY -- 4.0%
                       Energy Services -- 1.9%
                       BJ Services Co.+............................................          41,400     1,417,950
                       Patterson-UTI Energy, Inc.+.................................          33,700       930,120
                       Pride International, Inc.+..................................          75,400     1,242,592

                       Energy Sources -- 2.1%
                       Apache Corp. ...............................................          23,850     1,477,746
                       Burlington Resources, Inc. .................................          23,100     1,066,527
                       Smith International, Inc.+..................................          42,000     1,505,280
                                                                                                     -------------
                                                                                                        7,640,215
                                                                                                     -------------
                       FINANCE -- 10.9%
                       Banks -- 3.6%
                       Hibernia Corp., Class A.....................................         146,600     2,933,466
                       Wachovia Corp. .............................................          91,600     4,002,004

                       Financial Services -- 7.3%
                       Charles Schwab Corp. .......................................         297,200     3,093,852
                       Goldman Sachs Group, Inc. ..................................          21,700     1,890,938
                       Lehman Brothers Holdings, Inc. .............................          30,900     1,955,043
                       Morgan Stanley, Dean Witter & Co. ..........................          40,800     1,935,552
                       SLM Corp. ..................................................         121,600     5,041,536
                                                                                                     -------------
                                                                                                       20,852,391
                                                                                                     -------------

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 14.3%
                       Drugs -- 6.6%
                       Amgen, Inc.+................................................          54,500  $  3,792,110
                       Biomarin Pharmaceutical, Inc.+..............................          79,300       859,612
                       Gilead Sciences, Inc.+......................................          33,900     2,313,675
                       Teva Pharmaceutical Industries, Ltd. ADR....................          98,700     5,659,458

                       Health Services -- 3.8%
                       Neurocrine Biosciences, Inc.+...............................          60,200     3,231,536
                       Select Medical Corp.+.......................................          50,800     1,427,480
                       WebMD Corp.+................................................         219,700     2,653,976

                       Medical Products -- 3.9%
                       Boston Scientific Corp.+....................................          35,000     2,213,050
                       Cytyc Corp.+................................................          89,200     1,054,344
                       MedImmune, Inc.+............................................         104,000     4,075,760
                                                                                                     -------------
                                                                                                       27,281,001
                                                                                                     -------------
                       INDUSTRIAL & COMMERCIAL -- 14.7%
                       Business Services -- 8.1%
                       Kroll, Inc.+................................................          86,200     1,967,084
                       Monster Worldwide, Inc.+....................................          90,000     2,389,500
                       Paychex, Inc................................................          91,650     2,981,375
                       Republic Services, Inc.+....................................          88,000     2,129,600
                       Stericycle, Inc.+...........................................          52,800     2,382,864
                       Waste Connections, Inc.+....................................          53,800     1,826,510
                       Weight Watchers International, Inc.+........................          40,500     1,818,450

                       Machinery -- 2.2%
                       Cummins, Inc. ..............................................          52,200     2,418,426
                       Rockwell Automation, Inc. ..................................          67,300     1,739,032

                       Transportation -- 4.4%
                       Heartland Express, Inc.+....................................          91,993     2,336,622
                       Hunt (JB) Transport Services., Inc.+........................          65,900     3,086,756
                       JetBlue Airways Corp.+......................................          63,400     2,888,504
                                                                                                     -------------
                                                                                                       27,964,723
                                                                                                     -------------
                       INFORMATION & ENTERTAINMENT -- 8.6%
                       Broadcasting & Media -- 6.8%
                       EchoStar Communications Corp., Class A+.....................         119,200     4,323,384
                       Fox Entertainment Group, Inc., Class A+.....................          46,400     1,404,528
                       Hearst-Argyle Television, Inc.+.............................          52,300     1,181,980
                       Lin TV Corp.+...............................................         114,700     2,498,166
                       Radio One, Inc.+............................................          62,300     1,033,557
                       Westwood One, Inc.+.........................................          85,000     2,595,900

                       Entertainment Products -- 1.2%
                       Leapfrog Enterprises, Inc.+.................................          72,100     2,184,630

                       Leisure & Tourism -- 0.6%
                       Applebee's International, Inc...............................          35,000     1,116,500
                                                                                                     -------------
                                                                                                       16,338,645
                                                                                                     -------------
                       INFORMATION TECHNOLOGY -- 30.3%
                       Communication Equipment -- 1.2%
                       Foundry Networks, Inc.+.....................................         130,400     2,352,416

                       Computers & Business Equipment -- 3.9%
                       EMC Corp.+..................................................         367,000     3,904,880
                       VERITAS Software Corp.+.....................................         115,000     3,542,000

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Services -- 1.2%
                       NetScreen Technologies, Inc.+...............................         105,600  $  2,284,128

                       Computer Software -- 8.6%
                       BEA Systems, Inc.+..........................................         312,500     4,125,000
                       Business Objects SA ADR+....................................         162,600     3,952,806
                       CACI International, Inc., Class A+..........................          67,100     2,639,714
                       Citrix Systems, Inc.+.......................................         115,000     2,087,250
                       Cognos, Inc.+...............................................          80,700     2,183,742
                       Peoplesoft, Inc.+...........................................          81,571     1,359,788

                       Electronics -- 6.9%
                       Analog Devices, Inc.+.......................................          86,200     3,271,290
                       ATMI, Inc.+.................................................         105,700     2,723,889
                       Marvell Technology Group, Ltd.+.............................         121,600     4,275,456
                       Novellus Systems, Inc.+.....................................          83,300     2,982,973

                       Internet Content -- 2.9%
                       Yahoo!, Inc.+...............................................         174,700     5,438,411

                       Telecommunications -- 5.6%
                       ALLTEL Corp. ...............................................          53,500     2,503,265
                       Nextel Communications, Inc., Class A+.......................         244,600     4,466,396
                       Sonus Networks, Inc.+.......................................         526,100     3,651,134
                                                                                                     -------------
                                                                                                       57,744,538
                                                                                                     -------------
                       TOTAL INVESTMENT SECURITIES (cost $158,018,600).............                   187,070,439
                                                                                                     -------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 4.1%                                      AMOUNT
                       -------------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         (Note 2) (cost $7,692,000)................................      $7,692,000     7,692,000
                                                                                                     -------------

                       TOTAL INVESTMENTS --
                       (cost $165,710,600)                 102.2%                                     194,762,439
                       Liabilities in excess of other
                       assets --                            (2.2)                                      (4,112,878)
                                                           ------                                    -------------
                       NET ASSETS --                       100.0%                                    $190,649,561
                                                           ------                                    =============
                                                           ------

              -----------------------------

              + Non-income producing security.

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003

    AIG SunAmerica Asset Management Corp.                            (UNAUDITED)

                                          COMMON STOCK -- 74.1%                          SHARES         VALUE
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.8%
                       Apparel & Textiles -- 3.7%
                       Abercrombie & Fitch Co.+....................................          12,700  $   407,543
                       Coach, Inc.+................................................           6,000      318,000
                       Foot Locker, Inc. ..........................................          20,000      299,200
                       Gap, Inc. ..................................................          10,000      179,900

                       Retail -- 3.1%
                       J.C. Penney Co., Inc. ......................................           6,400      118,912
                       May Department Stores Co. ..................................          10,000      247,100
                       Wal-Mart Stores, Inc. ......................................           6,500      363,415
                       Williams-Sonoma, Inc.+......................................          10,000      282,500
                                                                                                     ------------
                                                                                                       2,216,570
                                                                                                     ------------
                       EDUCATION -- 1.8%
                       Education -- 1.8%
                       Apollo Group, Inc., Class A+................................           3,800      246,088
                       Corinthian Colleges, Inc.+..................................           6,400      349,504
                                                                                                     ------------
                                                                                                         595,592
                                                                                                     ------------
                       ENERGY -- 6.1%
                       Energy Services -- 5.5%
                       BJ Services Co.+............................................           7,000      239,750
                       ENSCO International, Inc. ..................................           1,500       37,605
                       GlobalSantaFe Corp. ........................................          22,000      489,500
                       Key Energy Group, Inc.+.....................................          11,600      107,996
                       Nabors Industries, Ltd.+....................................          14,300      511,940
                       Pride International, Inc.+..................................          25,600      421,888

                       Energy Sources -- 0.6%
                       XTO Energy, Inc. ...........................................          10,000      193,000
                                                                                                     ------------
                                                                                                       2,001,679
                                                                                                     ------------
                       FINANCE -- 8.0%
                       Banks -- 2.7%
                       Bank of America Corp. ......................................           4,800      396,336
                       Golden West Financial Corp. ................................           5,000      413,000
                       Scottish Annuity & Life Holdings, Ltd. .....................           3,000       68,550

                       Insurance -- 5.3%
                       Montpelier Re Holdings, Ltd.+...............................           8,900      286,491
                       Platinum Underwriters Holdings, Ltd. .......................          15,700      424,685
                       SAFECO Corp. ...............................................          13,900      517,497
                       St. Paul Cos., Inc. ........................................          13,900      488,863
                                                                                                     ------------
                                                                                                       2,595,422
                                                                                                     ------------
                       HEALTHCARE -- 14.1%
                       Drugs -- 5.0%
                       Cephalon, Inc.+.............................................          15,600      779,688
                       Pharmaceutical Resources, Inc.+.............................           8,000      452,800
                       Watson Pharmaceuticals, Inc.+...............................          10,000      399,400

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES         VALUE
                       ------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 3.4%
                       Anthem, Inc.+...............................................           3,200  $   241,632
                       Caremark Rx, Inc.+..........................................           4,800      120,096
                       Centene Corp.+..............................................           4,800      140,400
                       First Health Group Corp.+...................................          10,200      263,364
                       Odyssey Healthcare, Inc.+...................................           6,050      254,100
                       United Surgical Partners International, Inc.+...............           3,200       83,008

                       Medical Products -- 5.7%
                       Inamed Corp.+...............................................           2,400      159,360
                       Integra LifeSciences Holdings+..............................          51,300    1,283,013
                       Medicines Co.+..............................................          15,500      420,825
                                                                                                     ------------
                                                                                                       4,597,686
                                                                                                     ------------
                       INDUSTRIAL & COMMERCIAL -- 4.2%
                       Aerospace & Military Technology -- 0.6%
                       Empresa Brasileira de Aeronautica SA ADR+...................          10,000      182,200

                       Machinery -- 0.7%
                       Parker-Hannifin Corp. ......................................           5,000      230,500

                       Multi-Industry -- 0.7%
                       3M Co. .....................................................           1,700      238,340

                       Transportation -- 2.2%
                       JetBlue Airways Corp.+......................................          15,500      706,180
                                                                                                     ------------
                                                                                                       1,357,220
                                                                                                     ------------
                       INFORMATION & ENTERTAINMENT -- 10.2%
                       Broadcasting & Media -- 5.9%
                       Comcast Corp., Class A+.....................................           6,500      190,450
                       EchoStar Communications Corp., Class A+.....................          43,300    1,570,491
                       Westwood One, Inc.+.........................................           5,600      171,024

                       Leisure & Tourism -- 4.3%
                       Applebee's International, Inc. .............................          10,000      319,000
                       GTECH Holdings Corp. .......................................           5,000      192,850
                       International Game Technology...............................          10,000      254,500
                       Landry's Seafood Restaurants, Inc. .........................           8,000      164,080
                       Mandalay Resort Group.......................................          10,000      347,600
                       Royal Caribbean Cruises, Ltd. ..............................           3,800      111,150
                                                                                                     ------------
                                                                                                       3,321,145
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 22.4%
                       Communication Equipment -- 3.2%
                       Manhattan Associates, Inc.+.................................          20,000      550,800
                       Network Appliance, Inc.+....................................          31,800      508,164

                       Computer Software -- 3.2%
                       BEA Systems, Inc.+..........................................          16,200      213,840
                       DST Systems, Inc.+..........................................           6,400      235,264
                       FutureLink Corp.+...........................................           1,057            0
                       Intervideo, Inc.+...........................................           5,000      101,900
                       MicroStrategy, Inc.+........................................          11,600      505,992

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES         VALUE
                       ------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 13.2%
                       Analog Devices, Inc.+.......................................          19,700  $   747,615
                       Cypress Semiconductor Corp.+................................          35,800      500,484
                       Integrated Circuit Systems, Inc.+...........................          11,200      336,560
                       Intersil Corp.+.............................................          26,600      655,956
                       Lam Research Corp.+.........................................          38,900      846,464
                       Memc Electronic Materials, Inc.+............................          31,800      358,704
                       Xilinx, Inc.+...............................................          32,700      859,356

                       Internet Content -- 0.1%
                       Netgear, Inc.+..............................................           1,000       17,690

                       Internet Software -- 1.9%
                       Check Point Software Technologies, Ltd.+....................          34,100      606,639

                       Telecommunications -- 0.8%
                       Advanced Fibre Communications, Inc.+........................          16,200      273,294
                                                                                                     ------------
                                                                                                       7,318,722
                                                                                                     ------------
                       MATERIALS -- 0.5%
                       Metals & Minerals -- 0.5%
                       Worthington Industries, Inc. ...............................          11,600      170,520
                                                                                                     ------------

                       TOTAL INVESTMENT SECURITIES (cost $21,604,760)..............                   24,174,556
                                                                                                     ------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENTS -- 27.3%                                    AMOUNT
                       ------------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         (Note 2)..................................................      $4,892,000    4,892,000
                       UBS Warburg, LLC Joint Repurchase Agreement (Note 2)........       4,000,000    4,000,000
                                                                                                     ------------

                       TOTAL REPURCHASE AGREEMENTS (cost $8,892,000)...............                    8,892,000
                                                                                                     ------------
                       TOTAL INVESTMENTS --
                       (cost $30,496,760)                  101.4%                                     33,066,556
                       Liabilities in excess of other
                       assets --                            (1.4)                                       (468,233)
                                                           ------                                    ------------
                       NET ASSETS --                       100.0%                                    $32,598,323
                                                           ------                                    ============
                                                           ------

              -----------------------------

              + Non-income producing security

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Marsico Capital Management, LLC                                  (UNAUDITED)

                                          COMMON STOCK -- 96.4%                        SHARES       VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 14.3%
                       Automotive -- 4.1%
                       Bayerische Motoren Werke AG.................................      73,172  $ 2,832,158
                       Harley-Davidson, Inc. ......................................      22,230    1,042,142

                       Housing -- 1.9%
                       Lennar Corp., Class A.......................................      27,584    1,798,201
                       Lennar Corp., Class B.......................................         921       57,240

                       Retail -- 8.3%
                       Lowe's Cos., Inc. ..........................................      59,351    2,822,734
                       Sears Roebuck & Co. ........................................      53,586    2,180,950
                       Tiffany & Co. ..............................................      32,104    1,103,093
                       Wal-Mart Stores, Inc. ......................................      33,726    1,885,621
                                                                                                 ------------
                                                                                                  13,722,139
                                                                                                 ------------
                       CONSUMER STAPLES -- 2.0%
                       Food, Beverage & Tobacco -- 0.3%
                       Anheuser-Busch Cos., Inc. ..................................       6,076      314,858

                       Household Products -- 1.7%
                       Procter & Gamble Co. .......................................      18,150    1,594,841
                                                                                                 ------------
                                                                                                   1,909,699
                                                                                                 ------------
                       FINANCE -- 20.6%
                       Financial Services -- 20.6%
                       Citigroup, Inc. ............................................      98,318    4,404,647
                       Fannie Mae..................................................      47,996    3,073,664
                       Goldman Sachs Group, Inc. ..................................      30,652    2,671,015
                       Lehman Brothers Holdings, Inc. .............................       7,086      448,331
                       Merrill Lynch & Co., Inc. ..................................      56,189    3,054,996
                       SLM Corp. ..................................................     148,146    6,142,133
                                                                                                 ------------
                                                                                                  19,794,786
                                                                                                 ------------
                       HEALTHCARE -- 23.9%
                       Drugs -- 5.6%
                       Amgen, Inc.+................................................      40,132    2,792,385
                       Eli Lilly and Co. ..........................................      38,248    2,518,248

                       Health Services -- 10.0%
                       Quest Diagnostics, Inc.+....................................      34,379    2,054,489
                       UnitedHealth Group, Inc. ...................................     144,470    7,525,442

                       Medical Products -- 8.3%
                       Genentech, Inc.+............................................      61,407    4,958,615
                       Medtronic, Inc. ............................................      28,426    1,463,939
                       Zimmer Holdings, Inc.+......................................      32,828    1,569,507
                                                                                                 ------------
                                                                                                  22,882,625
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 6.0%
                       Multi-Industry -- 2.9%
                       General Electric Co. .......................................      98,432    2,799,406

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES       VALUE
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 3.1%
                       FedEx Corp. ................................................      46,655  $ 3,004,115
                                                                                                 ------------
                                                                                                   5,803,521
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 8.3%
                       Broadcasting & Media -- 7.6%
                       Clear Channel Communications, Inc.+.........................      49,872    2,042,258
                       Viacom, Inc., Class B+......................................      74,684    3,250,248
                       Walt Disney Co. ............................................      91,997    2,016,574

                       Leisure & Tourism -- 0.7%
                       Four Seasons Hotels, Inc. ..................................      15,246      654,054
                                                                                                 ------------
                                                                                                   7,963,134
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 21.3%
                       Communication Equipment -- 1.2%
                       QUALCOMM, Inc. .............................................      29,559    1,107,280

                       Computers & Business Equipment -- 3.0%
                       Dell, Inc.+.................................................      86,210    2,903,553

                       Computer Software -- 3.4%
                       Electronic Arts, Inc.+......................................      38,676    3,248,784

                       Electronics -- 4.7%
                       Intel Corp. ................................................     181,879    4,537,881

                       Internet Content -- 3.4%
                       eBay, Inc.+.................................................      30,220    3,239,584

                       Telecommunications -- 5.6%
                       Cisco Systems, Inc.+........................................     274,863    5,365,326
                                                                                                 ------------
                                                                                                  20,402,408
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $78,214,950)..............               92,478,312
                                                                                                 ------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 4.7%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       GOVERNMENT AGENCIES -- 4.7%
                       Federal Home Loan Bank Cons. Disc Notes 0.95% due 08/01/03
                         (cost $4,500,000).........................................  $4,500,000    4,500,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $82,714,950)                101.1%                                 96,978,312
                       Liabilities in excess of other
                       assets --                            (1.1)                                 (1,081,264)
                                                           ------                                ------------
                       NET ASSETS --                       100.0%                                $95,897,048
                                                           ------                                ============
                                                           ------

              -----------------------------

              + Non-income producing security.

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                       -----------------------------------------------------------------
                          CONTRACT            IN           DELIVERY    GROSS UNREALIZED
                         TO DELIVER      EXCHANGE FOR        DATE        APPRECIATION
                       -----------------------------------------------------------------
                       EUR  2,330,089   USD   2,680,959   09/17/2003        $67,480
                                                                            -------
                       Net Unrealized
                         Appreciation                                       $67,480
                                                                            =======

              -----------------------------

                       EUR  --   Euro
                       USD  --   United States Dollar

              See Notes to Financial Statements.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO                   INVESTMENT PORTFOLIO -- JULY 31, 2003

    Morgan Stanley Investment Management, Inc. (dba Van Kampen)      (UNAUDITED)

                                          COMMON STOCK -- 97.7%                          SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 9.6%
                       Drugs -- 7.9%
                       Amgen, Inc.+................................................        20,286     $ 1,411,500
                       Amylin Pharmaceuticals, Inc.+...............................         5,800         139,026
                       Celgene Corp.+..............................................        12,550         459,455
                       Gilead Sciences, Inc.+......................................         7,375         503,344
                       NPS Pharmaceuticals, Inc.+..................................        27,900         712,287
                       Teva Pharmaceutical Industries, Ltd. ADR....................         3,300         189,222
                       Trimeris, Inc.+.............................................         5,800         257,230

                       Medical Products -- 1.7%
                       Exelixis, Inc.+.............................................        22,449         185,204
                       MedImmune, Inc.+............................................         6,725         263,553
                       Telik, Inc.+................................................        18,000         343,620
                                                                                                      ------------
                                                                                                        4,464,441
                                                                                                      ------------
                       INDUSTRIAL & COMMERCIAL -- 1.6%
                       Business Services -- 1.6%
                       Maxim Integrated Products, Inc..............................        19,000         742,520
                                                                                                      ------------

                       INFORMATION & ENTERTAINMENT -- 1.2%
                       Broadcasting & Media -- 1.2%
                       AOL Time Warner, Inc.+......................................        14,000         216,020
                       Citadel Broadcasting Corp.+.................................         1,750          33,250
                       Comcast Corp., Class A+.....................................        11,000         333,520
                                                                                                      ------------
                                                                                                          582,790
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 85.3%
                       Communication Equipment -- 5.5%
                       Alcatel ADR.................................................        12,300         121,278
                       Centillium Communications, Inc.+............................        21,100         189,056
                       Inter-Tel, Inc. ............................................         4,850         124,257
                       JDS Uniphase Corp.+.........................................        42,900         129,129
                       Network Appliance, Inc.+....................................        33,175         530,136
                       Nokia Corp. ................................................        23,000         351,900
                       QUALCOMM, Inc. .............................................        15,549         582,466
                       Utstarcom, Inc.+............................................        12,100         515,097

                       Computers & Business Equipment -- 9.2%
                       ASM Lithography Holdings NV+................................        28,925         374,290
                       Brooks Automation, Inc.+....................................         6,100         117,425
                       Cray, Inc.+.................................................        18,000         199,260
                       Dell, Inc.+.................................................        36,525       1,230,162
                       Lexar Media, Inc.+..........................................        15,400         211,134
                       SanDisk Corp.+..............................................         7,850         445,016
                       Seagate Technology..........................................         6,200         135,160
                       VERITAS Software Corp.+.....................................        43,524       1,340,539
                       Western Digital Corp.+......................................        24,600         245,016

                       Computer Services -- 1.5%
                       Computer Associates International, Inc......................        20,300         516,635
                       NetScreen Technologies, Inc.+...............................         7,600         164,388

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software -- 21.8%
                       Adobe Systems, Inc..........................................        14,874     $   486,082
                       BEA Systems, Inc.+..........................................        19,000         250,800
                       Citrix Systems, Inc.+.......................................         5,800         105,270
                       Cognos, Inc.+...............................................         6,600         178,596
                       Electronic Arts, Inc.+......................................         2,400         201,600
                       Hyperion Solutions Corp.+...................................         6,900         188,577
                       Informatica Corp.+..........................................        23,235         170,313
                       Legato Systems, Inc.+.......................................        33,000         310,860
                       Mercury Interactive Corp.+..................................         5,224         205,617
                       Micromuse, Inc.+............................................        36,500         262,070
                       Microsoft Corp. ............................................       151,698       4,004,827
                       NetIQ Corp.+................................................        23,200         252,184
                       Oracle Corp.+...............................................       109,499       1,313,988
                       Peoplesoft, Inc.+...........................................        15,800         263,386
                       Quest Software, Inc.+.......................................        26,924         238,250
                       Red Hat, Inc.+..............................................        22,400         141,568
                       SAP AG ADR..................................................        17,950         526,833
                       Serena Software, Inc.+......................................         6,200         117,118
                       Siebel Systems, Inc.+.......................................        58,050         544,509
                       Verint Systems, Inc.+.......................................        11,000         244,750
                       Zi Corp.+...................................................        28,200         108,570

                       Electronics -- 14.3%
                       Agere Systems, Inc.+........................................       141,350         397,194
                       Amkor Technology, Inc.+.....................................         5,400          79,218
                       Amphenol Corp.+.............................................         4,500         243,000
                       Analog Devices, Inc.+.......................................        10,175         386,141
                       Applied Materials, Inc.+....................................        52,450       1,022,775
                       Celestica, Inc.+............................................         6,825         104,627
                       Conexant Systems, Inc.+.....................................        54,750         269,370
                       Flextronics International, Ltd.+............................        25,800         283,800
                       GlobespanVirata, Inc.+......................................        74,200         511,980
                       Innovex, Inc.+..............................................         7,700         113,190
                       Integrated Circuit Systems, Inc.+...........................        11,300         339,565
                       Jabil Circuit, Inc.+........................................         9,950         229,348
                       KLA-Tencor Corp.+...........................................         8,725         450,646
                       Linear Technology Corp. ....................................        21,100         778,168
                       Novellus Systems, Inc.+.....................................        13,500         483,435
                       Omnivision Technologies, Inc.+..............................         2,200          89,298
                       PMC-Sierra, Inc.+...........................................        23,900         293,014
                       Power Integrations, Inc. ...................................         4,800         137,184
                       Solectron Corp.+............................................        46,900         239,659
                       Veeco Instruments, Inc+.....................................         5,400         101,736
                       White Electronic Designs Corp.+.............................         9,600         109,344

                       Electronic Components -- 14.3%
                       Altera Corp.+...............................................        48,750         937,950
                       Broadcom Corp., Class A+....................................        11,699         237,139
                       Emulex Corp.+...............................................        35,398         720,349
                       Intel Corp. ................................................        97,550       2,433,872
                       Intersil Corp.+.............................................        31,375         773,708
                       Marvell Technology Group, Ltd.+.............................        13,425         472,023
                       Microchip Technology, Inc. .................................         3,500          92,260
                       QLogic Corp.+...............................................         9,600         404,640
                       Texas Instruments, Inc. ....................................        18,200         343,434
                       Xilinx, Inc.+...............................................         8,800         231,264

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Internet Content -- 2.1%
                       InterActive Corp.+..........................................        13,950     $   564,556
                       Neoforma, Inc.+.............................................         9,800         130,634
                       Netgear, Inc.+..............................................         6,200         109,678
                       Yahoo!, Inc.+...............................................         5,250         163,433

                       Internet Software -- 5.3%
                       Akamai Technologies, Inc.+..................................        21,700          99,386
                       Check Point Software Technologies, Ltd.+....................        22,650         402,944
                       CheckFree Corp.+............................................         4,800         129,168
                       Networks Associates, Inc.+..................................        57,475         649,467
                       Symantec Corp.+.............................................        10,900         511,319
                       VeriSign, Inc.+.............................................        22,675         302,711
                       Vignette Corp.+.............................................       167,724         355,575

                       Telecommunications -- 11.3%
                       Amdocs, Ltd.+...............................................        21,600         440,208
                       AT&T Wireless Services, Inc.+...............................        54,425         464,245
                       Cisco Systems, Inc.+........................................       117,999       2,303,341
                       Comverse Technology, Inc.+..................................         6,400          94,400
                       Corning, Inc.+..............................................        24,500         199,430
                       Extreme Networks, Inc.+.....................................        12,825          78,489
                       Finisar Corp.+..............................................        66,374         124,119
                       Nextel Communications, Inc., Class A+.......................        23,325         425,915
                       Nortel Networks Corp.+......................................        54,900         161,955
                       Sonus Networks, Inc.+.......................................        56,500         392,110
                       Sprint Corp. (PCS Group)+...................................        62,800         386,220
                       Telefonaktiebolaget LM Ericsson ADR+........................        11,400         162,678
                       Terayon Communication Systems, Inc.+........................         2,900          14,326
                                                                                                      ------------
                                                                                                       39,613,750
                                                                                                      ------------
                       TOTAL INVESTMENT SECURITIES (cost $40,320,722)..............                    45,403,501
                                                                                                      ------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.3%                                      AMOUNT
                       -------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.40%, dated 07/31/03 to be repurchased
                         08/01/03 in the amount of $1,537,017 and collateralized by
                         $1,175,000 of United States Treasury Bonds, bearing
                         interest at 8.00% due 11/15/21 having an approximate value
                         of $1,573,972. (cost $1,537,000)..........................   $ 1,537,000       1,537,000
                                                                                                      ------------

                       TOTAL INVESTMENTS --
                       (cost $41,857,722)                  101.0%                                      46,940,501
                       Liabilities in excess of other
                       assets --                            (1.0)                                        (476,783)
                                                           ------                                     ------------
                       NET ASSETS --                       100.0%                                     $46,463,718
                                                           ------                                     ============
                                                           ------

              -----------------------------

              + Non-income producing security.

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO        INVESTMENT PORTFOLIO -- JULY 31, 2003
    Alliance Capital Management L.P.                                 (UNAUDITED)

                       COMMON STOCK -- 91.0%                                           SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 17.3%
                       Apparel & Textiles -- 3.2%
                       Foot Locker, Inc. ..........................................      29,700   $   444,312
                       Jones Apparel Group, Inc.+..................................       3,100        89,745
                       V.F. Corp. .................................................       7,850       299,321

                       Automotive -- 9.4%
                       ArvinMeritor, Inc. .........................................      14,700       268,275
                       American Axle & Manufacturing Holdings, Inc.+...............      15,400       445,830
                       AutoNation, Inc.+...........................................      24,800       426,312
                       BorgWarner, Inc. ...........................................       5,750       383,927
                       Dana Corp. .................................................       3,350        51,590
                       Group 1 Automotive, Inc.+...................................      10,600       399,620
                       Modine Manufacturing Co. ...................................       4,300        91,332
                       PACCAR, Inc. ...............................................       4,700       362,840

                       Housing -- 3.8%
                       Centex Corp. ...............................................       2,500       181,425
                       Pulte Homes, Inc. ..........................................       1,500        91,680
                       Standard Pacific Corp. .....................................       8,500       289,000
                       Texas Industries, Inc. .....................................      17,500       418,425

                       Retail -- 0.9%
                       Federated Department Stores, Inc.+..........................       5,800       232,058
                                                                                                  ------------
                                                                                                    4,475,692
                                                                                                  ------------
                       CONSUMER STAPLES -- 4.1%
                       Food, Beverage & Tobacco -- 4.1%
                       Corn Products International, Inc. ..........................      12,600       394,380
                       Smithfield Foods, Inc.+.....................................      16,125       343,463
                       Universal Corp. ............................................       7,700       328,097
                                                                                                  ------------
                                                                                                    1,065,940
                                                                                                  ------------
                       ENERGY -- 9.1%
                       Energy Services -- 7.0%
                       Amerada Hess Corp. .........................................       2,700       126,819
                       Constellation Energy Group, Inc. ...........................       2,675        89,345
                       PNM Resources, Inc. ........................................      15,700       419,033
                       Puget Energy, Inc. .........................................      18,000       393,660
                       SEACOR SMIT, Inc.+..........................................      10,200       369,240
                       Sierra Pacific Resources+...................................       3,600        18,540
                       WPS Resources Corp. ........................................       9,700       386,157

                       Energy Sources -- 2.1%
                       Kerr-McGee Corp. ...........................................       8,900       391,600
                       Valero Energy Corp. ........................................       4,050       147,420
                                                                                                  ------------
                                                                                                    2,341,814
                                                                                                  ------------
                       FINANCE -- 14.0%
                       Banks -- 12.7%
                       Sovereign Bancorp, Inc. ....................................      24,300       435,942
                       Banknorth Group, Inc. ......................................      14,400       397,440
                       Commercial Federal Corp. ...................................      17,900       409,194

                                                           ---------------------


                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Hibernia Corp., Class A.....................................      20,800   $   416,208
                       Popular, Inc................................................       9,800       367,892
                       Silicon Valley Bancshares+..................................       6,500       160,095
                       UnionBanCal Corp............................................       8,300       370,761
                       Washington Federal, Inc.....................................      16,840       407,528
                       Whitney Holding Corp........................................       8,800       304,040

                       Financial Services -- 0.7%
                       Fidelity National Financial, Inc............................       6,625       190,071

                       Insurance -- 0.6%
                       PartnerRe, Ltd. ............................................       3,200       154,784
                                                                                                  ------------
                                                                                                    3,613,955
                                                                                                  ------------
                       HEALTHCARE -- 3.1%
                       Health Services -- 3.1%
                       Health Net, Inc.+...........................................       1,600        54,944
                       Pacificare Health Systems, Inc., Class A+...................       7,700       430,430
                       Universal Health Services, Inc.+............................       6,100       312,625
                                                                                                  ------------
                                                                                                      797,999
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 17.2%
                       Business Services -- 3.4%
                       Deluxe Corp. ...............................................       8,800       390,720
                       Hughes Supply, Inc. ........................................      10,700       389,480
                       Tech Data Corp.+............................................       2,800        87,640

                       Electrical Equipment -- 1.5%
                       KEMET Corp.+................................................      36,800       399,280
                       Machinery -- 12.3%
                       Cooper Industries, Ltd., Class A............................       8,700       385,671
                       Flowserve Corp.+............................................      19,800       381,348
                       Harsco Corp. ...............................................      11,000       411,180
                       Kennametal, Inc. ...........................................      10,900       419,650
                       Lincoln Electric Holdings, Inc. ............................      18,400       417,312
                       Mueller Industries, Inc.+...................................      14,200       408,250
                       Parker-Hannifin Corp. ......................................       9,400       433,340
                       Terex Corp.+................................................      14,500       311,025
                                                                                                  ------------
                                                                                                    4,434,896
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 4.2%
                       Broadcasting & Media -- 1.5%
                       Readers Digest Assoc., Inc., Class A........................      29,300       380,314

                       Leisure & Tourism -- 2.7%
                       Brunswick Corp..............................................      16,400       441,980
                       Park Place Entertainment Corp.+.............................      28,400       254,180
                                                                                                  ------------
                                                                                                    1,076,474
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 5.4%
                       Computer Software -- 1.4%
                       Adaptec, Inc.+..............................................      53,050       359,148

                       Electronics -- 0.2%
                       Solectron Corp.+............................................      11,600        59,276

---------------------


                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 3.8%
                       ADC Telecommunications, Inc.+...............................     167,000   $   364,060
                       Andrew Corp.+...............................................      34,700       377,883
                       Nortel Networks Corp.+......................................      60,200       177,590
                       Qwest Communications International, Inc.+...................      16,100        64,239
                                                                                                  ------------
                                                                                                    1,402,196
                                                                                                  ------------
                       MATERIALS -- 9.4%
                       Chemicals -- 4.8%
                       Crompton Corp. .............................................      64,700       403,081
                       Cytec Industries, Inc.+.....................................      11,000       424,820
                       FMC Corp.+..................................................      17,200       411,080

                       Forest Products -- 1.5%
                       MeadWestvaco Corp. .........................................      15,900       384,939

                       Metals & Minerals -- 3.1%
                       Ball Corp. .................................................       7,200       357,840
                       Reliance Steel & Aluminum Co. ..............................      19,600       439,040
                                                                                                  ------------
                                                                                                    2,420,800
                                                                                                  ------------
                       REAL ESTATE -- 2.8%
                       Real Estate Investment Trusts -- 2.8%
                       AvalonBay Communities, Inc. ................................       2,650       124,497
                       FelCor Lodging Trust, Inc. .................................       4,050        36,248
                       Mack-Cali Realty Corp. .....................................       4,600       169,372
                       Post Properties, Inc. ......................................      14,700       397,635
                                                                                                  ------------
                                                                                                      727,752
                                                                                                  ------------
                       UTILITIES -- 4.4%
                       Electric Utilities -- 4.4%
                       Northeast Utilities.........................................      25,500       428,400
                       OGE Energy Corp. ...........................................      13,400       266,928
                       Peabody Energy Corp. .......................................      11,900       365,211
                       Reliant Resources, Inc.+....................................      17,700        87,792
                                                                                                  ------------
                                                                                                    1,148,331
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $20,612,622)..............                23,505,849
                                                                                                  ------------
                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 8.6%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 8.6%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.50%
                         due 08/01/03 (cost $2,203,000)............................  $2,203,000     2,203,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $22,815,622)                 99.6%                                  25,708,849
                       Other assets less liabilities --      0.4                                      114,716
                                                          -------                                 ------------
                       NET ASSETS --                       100.0%                                 $25,823,565
                                                          -------                                 ============
                                                          -------

              -----------------------------

              + Non-income producing security.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH &
    INCOME PORTFOLIO                       INVESTMENT PORTFOLIO -- JULY 31, 2003
    Putnam Investment Management, LLC                                (UNAUDITED)

                                          COMMON STOCK -- 95.6%                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       AUSTRALIA -- 2.7%
                       Amcor, Ltd. (Materials).....................................       119,852     $    650,072
                       Australia & New Zealand Banking Group, Ltd. (Banks).........        86,355        1,020,052
                       Brambles Industries, Ltd. (Industrial & Commercial).........       710,113        2,270,526
                       News Corp., Ltd. (Information & Entertainment)..............        69,891          523,392
                       Qantas Airways, Ltd. (Information & Entertainment)..........       539,082        1,113,057
                       Rinker Group, Ltd. (Materials)..............................       149,200          510,854
                                                                                                      -------------
                                                                                                         6,087,953
                                                                                                      -------------
                       BELGIUM -- 1.2%
                       Interbrew (Consumer Staples)................................       116,379        2,590,810
                                                                                                      -------------
                       BERMUDA -- 0.7%
                       XL Capital, Ltd., Class A (Insurance).......................        20,032        1,592,544
                                                                                                      -------------
                       BRAZIL -- 0.6%
                       Companhia Vale do Rio Doce ADR (Materials)..................        38,100        1,327,023
                                                                                                      -------------
                       CANADA -- 6.1%
                       Abitibi-Consolidated, Inc. (Materials)......................       159,700        1,106,191
                       Canadian Imperial Bank of Commerce (Banks)..................        95,100        3,683,470
                       Canadian National Railway Co. (Industrial & Commercial).....        27,300        1,418,723
                       Celestica, Inc. (Information Technology)+...................        70,200        1,077,238
                       EnCana Corp. (Energy).......................................        57,731        1,993,680
                       National Bank of Canada (Banks).............................        99,425        2,499,046
                       Quebecor World, Inc. (Industrial & Commercial)..............         2,600           44,423
                       Sun Life Financial Services of Canada, Inc. (Insurance).....        87,600        1,867,008
                                                                                                      -------------
                                                                                                        13,689,779
                                                                                                      -------------
                       DENMARK -- 0.8%
                       Danske Bank A/S (Banks).....................................       104,200        1,906,016
                                                                                                      -------------
                       FINLAND -- 0.8%
                       Nokia Oyj (Information Technology)..........................       125,399        1,918,353
                                                                                                      -------------
                       FRANCE -- 6.5%
                       BNP Paribas SA (Banks)......................................        81,956        4,448,002
                       Lafarge SA (Materials)......................................        31,657        2,117,429
                       PSA Peugeot Citroen (Consumer Discretionary)................        47,054        2,075,990
                       Societe Generale, Class A (Banks)...........................        10,015          701,366
                       TotalFinaElf SA, Class B (Energy)...........................        17,868        2,645,140
                       Veolia Environnement (Industrial & Commercial)..............        57,163        1,085,073
                       Vivendi Universal SA (Information & Entertainment)..........        79,465        1,395,057
                                                                                                      -------------
                                                                                                        14,468,057
                                                                                                      -------------
                       GERMANY -- 4.9%
                       BASF AG (Materials).........................................        46,100        2,198,042
                       Bayerische Motoren Werke AG (Consumer Discretionary)........        70,500        2,728,737

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       GERMANY (continued)
                       Deutsche Lufthansa AG (Information & Entertainment).........       146,800     $  1,871,454
                       E.ON AG (Energy)............................................        81,806        4,228,526
                                                                                                      -------------
                                                                                                        11,026,759
                                                                                                      -------------
                       GREECE -- 0.4%
                       Greek Organization Of Football Prognostics (Information &
                         Entertainment)............................................        75,900          895,135
                                                                                                      -------------
                       HONG KONG -- 0.0%
                       CLP Holdings, Ltd. (Energy).................................           200              882
                                                                                                      -------------
                       INDIA -- 0.2%
                       HDFC Bank, Ltd. (Banks).....................................        68,042          393,418
                                                                                                      -------------
                       IRELAND -- 2.7%
                       Allied Irish Banks, PLC (Banks).............................       247,785        3,417,674
                       CRH, PLC (Consumer Discretionary)...........................       135,011        2,532,462
                                                                                                      -------------
                                                                                                         5,950,136
                                                                                                      -------------
                       ITALY -- 0.9%
                       Telecom Italia SpA (Information Technology).................       233,500        1,977,495
                                                                                                      -------------
                       JAPAN -- 15.1%
                       Acom Co., Ltd. (Finance)....................................        43,760        1,653,378
                       Asahi Glass Co., Ltd. (Consumer Discretionary)..............       142,000          966,909
                       Canon, Inc. (Information Technology)........................        48,000        2,311,812
                       Japan Tobacco, Inc. (Consumer Staples)......................            17          101,216
                       Jusco Co., Ltd. (Consumer Discretionary)....................       107,500        2,673,552
                       Kao Corp. (Consumer Staples)................................       124,000        2,327,092
                       Millea Holdings, Inc. (Insurance)...........................           369        3,431,846
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................           495        2,051,111
                       Nissan Motor Co., Ltd. (Consumer Discretionary).............       250,000        2,439,278
                       Nomura Securities Co., Ltd. (Finance).......................        84,000        1,116,047
                       NTT DoCoMo, Inc. (Information Technology)...................           939        2,152,078
                       Orix Corp. (Finance)........................................        46,800        2,906,905
                       Rohm Co., Ltd. (Information Technology).....................         7,000          824,247
                       SECOM Co., Ltd. (Industrial & Commercial)...................        84,000        2,413,452
                       Takeda Chemical Industries, Ltd. (Healthcare)...............        26,100          931,949
                       Toppan Printing Co., Ltd. (Industrial & Commercial).........        92,200          704,372
                       Toyota Motor Corp. (Consumer Discretionary).................        61,900        1,567,739
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............       119,300        3,100,760
                                                                                                      -------------
                                                                                                        33,673,743
                                                                                                      -------------
                       MEXICO -- 1.0%
                       Grupo Financiero BBVA Bancomer SA de CV, Series B
                         (Finance)+................................................     1,439,518        1,205,216
                       Telefonos de Mexico SA de CV ADR (Utilities)................        32,200          993,692
                                                                                                      -------------
                                                                                                         2,198,908
                                                                                                      -------------
                       NETHERLANDS -- 6.4%
                       ABN AMRO Holding NV (Banks).................................       125,289        2,402,170
                       Fortis (Banks)+.............................................       129,226        2,352,828
                       ING Groep NV (Insurance)....................................       124,589        2,517,492
                       Koninklijke Philips Electronics NV (Information
                         Technology)...............................................       175,880        3,700,084
                       Reed Elsevier NV (Information & Entertainment)..............       189,858        2,106,896
                       TPG NV (Industrial & Commercial)............................        68,481        1,275,299
                                                                                                      -------------
                                                                                                        14,354,769
                                                                                                      -------------
                       PORTUGAL -- 0.9%
                       Portugal Telecom SGPS, SA (Information Technology)..........       317,340        2,124,361
                                                                                                      -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       RUSSIA -- 0.8%
                       YUKOS Corp. ADR (Energy)....................................        37,400     $  1,739,100
                                                                                                      -------------
                       SINGAPORE -- 0.5%
                       United Overseas Bank, Ltd. (Banks)..........................       138,000        1,035,588
                                                                                                      -------------
                       SOUTH KOREA -- 4.1%
                       Korea Electric Power Corp. (Utilities)......................        60,710          969,406
                       KT Corp. (Information Technology)...........................        43,050        1,615,514
                       POSCO (Materials)...........................................        12,470        1,499,991
                       Samsung Electronics Co., Ltd. (Information Technology)......         7,540        2,657,044
                       SK Telecom Co., Ltd. (Information Technology)...............        13,500        2,344,346
                                                                                                      -------------
                                                                                                         9,086,301
                                                                                                      -------------
                       SPAIN -- 1.6%
                       Iberdrola SA (Energy).......................................       123,505        2,109,945
                       Telefonica SA (Information Technology)......................       124,355        1,451,229
                                                                                                      -------------
                                                                                                         3,561,174
                                                                                                      -------------
                       SWEDEN -- 1.7%
                       SKF AB, Class B (Materials).................................        38,900        1,169,049
                       Svenska Cellulosa AB, Class B (Materials)...................        40,600        1,351,045
                       Ericsson (Information Technology)+..........................       857,987        1,231,825
                                                                                                      -------------
                                                                                                         3,751,919
                                                                                                      -------------
                       SWITZERLAND -- 10.3%
                       Nestle SA (Consumer Staples)................................        12,867        2,566,749
                       Novartis AG (Healthcare)....................................       265,694       10,242,435
                       Roche Holding AG (Healthcare)...............................        13,930        1,161,214
                       Swatch Group AG (Consumer Discretionary)....................        13,119        1,203,447
                       Swiss Reinsurance (Insurance)...............................        59,178        3,743,998
                       UBS AG (Banks)..............................................        19,875        1,163,372
                       Zurich Financial Services AG (Insurance)....................        23,444        2,910,125
                                                                                                      -------------
                                                                                                        22,991,340
                                                                                                      -------------
                       TAIWAN -- 0.0%
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)+..............................................            72              124
                                                                                                      -------------
                       UNITED KINGDOM -- 23.7%
                       AstraZeneca, PLC (Healthcare)...............................        55,391        2,213,226
                       Barclays, PLC (Banks).......................................       630,451        4,750,497
                       BG Group, PLC (Energy)......................................       481,617        2,100,298
                       BHP Billiton, PLC (Materials)...............................       617,299        3,687,839
                       BP, PLC (Energy)............................................       770,673        5,283,110
                       British American Tobacco, PLC (Consumer Staples)............       108,225        1,104,147
                       Carlton Communications, PLC (Information & Entertainment)...       618,707        1,642,778
                       CRH, PLC (Consumer Discretionary)...........................         4,026           75,608
                       Diageo, PLC (Consumer Staples)..............................       386,955        3,957,181
                       GlaxoSmithKline, PLC (Healthcare)...........................        82,001        1,572,915
                       GUS, PLC (Consumer Discretionary)...........................       280,398        3,293,879
                       Hilton Group, PLC (Information & Entertainment).............       937,588        2,960,953
                       HSBC Holdings, PLC (Banks)..................................       822,285       10,188,799
                       Reckitt & Colman, PLC (Consumer Staples)....................       177,666        3,270,696
                       Rio Tinto, PLC (Materials)..................................        55,079        1,143,367
                       Scottish and Southern Energy, PLC (Energy)..................       124,885        1,242,968
                       Tesco, PLC (Consumer Staples)...............................       806,293        2,792,839
                       Unilever, PLC (Consumer Staples)............................       213,122        1,750,789
                                                                                                      -------------
                                                                                                        53,031,889
                                                                                                      -------------

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       UNITED STATES -- 1.0%
                       ACE, Ltd. (Insurance).......................................        70,400     $  2,322,496
                                                                                                      -------------
                       TOTAL COMMON STOCK (cost $207,083,985)......................                    213,696,072
                                                                                                      -------------
                                      EXCHANGE TRADED FUNDS -- 0.0%
                       --------------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.0%
                       streetTRACKS S&P/ASX 200 Fund...............................           100            2,036
                                                                                                      -------------
                       HONG KONG -- 0.0%
                       Tracker Fund of Hong Kong...................................           500              654
                                                                                                      -------------
                       UNITED STATES -- 0.0%
                       iShares MSCI Emerging Markets Index Fund....................            20            2,199
                                                                                                      -------------
                       TOTAL EXCHANGE TRADED FUNDS (cost $4,746)...................                          4,889
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $207,088,731).............                    213,700,961
                                                                                                      -------------
                                                                                       PRINCIPAL
                                                       REPURCHASE AGREEMENT -- 5.1%      AMOUNT
                       --------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.10%, dated 07/31/03, to be repurchased
                         08/01/03 in the amount of $11,406,349 and collateralized
                         by $11,030,000 of Federal Home Loan Bank Bond, bearing
                         interest at 4.00%, due 02/15/05 having an approximate
                         value of $11,635,624 (cost $11,406,000)...................   $11,406,000       11,406,000
                                                                                                      -------------
                       TOTAL INVESTMENTS --
                         (cost $218,494,731)               100.7%                                      225,106,961
                       Liabilities in excess of other
                       assets --                            (0.7)                                       (1,620,018)
                                                           ------                                     -------------
                       NET ASSETS --                       100.0%                                     $223,486,943
                                                           ------                                     =============
                                                           ------

              -----------------------------

              +  Non-income producing security.

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO              INVESTMENT PORTFOLIO -- JULY 31, 2003
    Alliance Capital Management L.P.                                 (UNAUDITED)

                                          COMMON STOCK -- 96.9%                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       FRANCE -- 4.9%
                       BNP Paribas SA (Banks)......................................       60,829      $  3,301,375
                       L'Oreal SA (Consumer Staples)...............................       34,163         2,246,675
                       LVMH Moet Henessy Louis Vuitton SA (Consumer Staples).......       46,180         2,530,189
                       Sanofi-Synthelabo SA (Healthcare)...........................       51,491         2,897,519
                       TotalFinaElf SA, Class B (Energy)...........................        8,075         1,195,406
                                                                                                      -------------
                                                                                                        12,171,164
                                                                                                      -------------
                       GERMANY -- 3.0%
                       Altana AG (Healthcare)......................................       27,786         1,723,999
                       Bayerische Motoren Werke AG (Consumer Discretionary)........       58,307         2,256,801
                       SAP AG (Information Technology).............................       29,430         3,470,197
                                                                                                      -------------
                                                                                                         7,450,997
                                                                                                      -------------
                       IRELAND -- 1.6%
                       Allied Irish Banks, PLC (Banks).............................      109,118         1,507,505
                       CRH, PLC (Consumer Discretionary)...........................      129,919         2,439,867
                                                                                                      -------------
                                                                                                         3,947,372
                                                                                                      -------------
                       ISRAEL -- 1.2%
                       Teva Pharmaceutical Industries, Ltd. ADR (Healthcare).......       50,000         2,867,000
                                                                                                      -------------
                       JAPAN -- 10.7%
                       Canon, Inc. (Information Technology)........................      165,000         7,946,855
                       Funai Electric Co (Information Technology)..................       15,500         1,803,239
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............       33,300         1,285,821
                       Hoya Corp. (Healthcare).....................................       57,300         4,115,798
                       Keyence Corp. (Information Technology)......................       14,000         2,608,761
                       Ricoh Co., Ltd. (Information Technology)....................      161,000         2,894,457
                       Shin-Etsu Chemical Co., Ltd. (Materials)....................       97,900         3,414,407
                       SMC Corp. (Industrial & Commercial).........................       20,400         1,914,220
                       Takeda Chemical Industries, Ltd. (Healthcare)...............       19,800           706,996
                                                                                                      -------------
                                                                                                        26,690,554
                                                                                                      -------------
                       PANAMA -- 1.4%
                       Carnival Corp. (Information & Entertainment)................      104,500         3,585,395
                                                                                                      -------------
                       SOUTH KOREA -- 1.2%
                       Samsung Electronics Co., Ltd. (Information Technology)......        8,770         3,090,487
                                                                                                      -------------
                       UNITED KINGDOM -- 13.1%
                       British Sky Broadcasting Group, PLC (Information &
                         Entertainment)+...........................................      264,191         2,995,083
                       Capita Group, PLC (Industrial & Commercial).................      846,354         3,336,784
                       Reckitt & Colman, PLC (Consumer Staples)....................      208,316         3,834,940
                       Royal Bank of Scotland Group, PLC (Banks)...................      278,978         7,887,722
                       Standard Chartered, PLC (Banks).............................      274,485         3,546,860
                       Tesco, PLC (Consumer Staples)...............................      675,714         2,340,539
                       Vodafone Group, PLC (Information Technology)................    4,562,879         8,664,247
                                                                                                      -------------
                                                                                                        32,606,175
                                                                                                      -------------
                       UNITED STATES -- 59.8%
                       Affiliated Computer Services, Inc., Class A (Information
                         Technology)+..............................................       79,800         3,954,090
                       AFLAC, Inc. (Insurance).....................................       79,600         2,553,568
                       Ambac Financial Group, Inc. (Insurance).....................       37,500         2,470,125

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       American International Group, Inc. (Insurance)#.............       70,868      $  4,549,726
                       Amgen, Inc. (Healthcare)+...................................       58,200         4,049,556
                       Apollo Group, Inc., Class A (Education)+....................       36,800         2,383,168
                       Avon Products, Inc. (Consumer Staples)......................       63,300         3,949,287
                       Bed Bath & Beyond, Inc. (Consumer Discretionary)+...........       37,900         1,466,351
                       Capital One Financial Corp. (Finance).......................       62,356         2,987,476
                       Cardinal Health, Inc. (Healthcare)..........................       46,904         2,567,994
                       Cendant Corp. (Industrial & Commercial)+....................      213,600         3,834,120
                       Citigroup, Inc. (Finance)...................................      242,830        10,878,784
                       Comcast Corp., Class A (Information & Entertainment)+.......      190,100         5,569,930
                       Danaher Corp. (Industrial & Commercial).....................       66,300         4,786,860
                       Dell, Inc. (Information Technology)+........................      120,000         4,041,600
                       eBay, Inc. (Information Technology)+........................       14,100         1,511,520
                       Electronic Arts, Inc. (Information Technology)+.............       39,200         3,292,800
                       Fannie Mae (Finance)........................................       48,700         3,118,748
                       First Data Corp. (Industrial & Commercial)..................      105,800         3,995,008
                       Goldman Sachs Group, Inc. (Finance).........................       37,800         3,293,892
                       Harley-Davidson, Inc. (Consumer Discretionary)..............       72,500         3,398,800
                       Intel Corp. (Information Technology)........................       93,600         2,335,320
                       J.P. Morgan Chase & Co. (Finance)...........................      187,850         6,584,143
                       Johnson & Johnson (Healthcare)..............................      103,900         5,380,981
                       Johnson Controls, Inc. (Industrial & Commercial)............        8,400           811,524
                       Lowe's Cos., Inc. (Consumer Discretionary)..................       97,800         4,651,368
                       Marvell Technology Group, Ltd. (Information Technology)+....       91,600         3,220,656
                       MBNA Corp. (Finance)........................................      217,280         4,843,171
                       MediaTek, Inc. (Information Technology).....................       88,000         1,047,816
                       Medtronic, Inc. (Healthcare)................................       88,400         4,552,600
                       Merrill Lynch & Co., Inc. (Finance).........................       60,900         3,311,133
                       Morgan Stanley, Dean Witter & Co. (Finance).................       49,800         2,362,512
                       Pfizer, Inc. (Healthcare)...................................      274,950         9,172,332
                       Procter & Gamble Co. (Consumer Staples).....................       23,000         2,021,010
                       Sanmina-SCI Corp. (Information Technology)+.................      163,900         1,301,366
                       St. Jude Medical, Inc. (Healthcare)+........................       39,100         2,097,715
                       UnitedHealth Group, Inc. (Healthcare).......................       26,900         1,401,221
                       Viacom, Inc., Class B (Information & Entertainment)+........      134,768         5,865,103
                       Wal-Mart Stores, Inc. (Consumer Discretionary)..............       66,100         3,695,651
                       Wellpoint Health Networks, Inc. (Healthcare)+...............       72,200         6,039,530
                                                                                                      -------------
                                                                                                       149,348,555
                                                                                                      -------------
                       TOTAL COMMON STOCK (cost $221,012,594)......................                    241,757,699
                                                                                                      -------------
                                         PREFERRED STOCK -- 0.6%
                       --------------------------------------------------------------------------------------------
                       GERMANY -- 0.6%
                       Porsche AG (Consumer Discretionary) (cost $1,477,300).......        3,990         1,631,292
                                                                                                      -------------
                                       EQUITY CERTIFICATES -- 1.1%
                       --------------------------------------------------------------------------------------------
                       INDIA -- 0.4%
                       Housing Development Finance Corp., Ltd. (Finance)...........      106,653           950,682
                                                                                                      -------------

                                                           ---------------------

                       EQUITY CERTIFICATES (CONTINUED)                                                    VALUE
                       --------------------------------------------------------------------------------------------
                       TAIWAN -- 0.7%
                       Hon Hai Precision Industry Co., Ltd. (Information
                         Technology)...............................................      376,500      $  1,717,604
                                                                                                      -------------
                       TOTAL EQUITY CERTIFICATES (cost $2,042,298).................                      2,668,286
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $224,532,192).............                    246,057,277
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                         (cost $224,532,192)                98.6%                                      246,057,277
                       Other assets less liabilities --      1.4                                         3,452,683
                                                           ------                                     -------------
                       NET ASSETS --                       100.0%                                     $249,509,960
                                                           ------                                     =============
                                                           ------

              -----------------------------

              +  Non-income producing security.

              #  Security represents an investment in an affiliated company.

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                     INVESTMENT PORTFOLIO -- JULY 31, 2003

    Morgan Stanley Investment Management, Inc. (dba Van Kampen)      (UNAUDITED)

                                          COMMON STOCK -- 93.5%                          SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       AUSTRALIA -- 3.6%
                       Amcor, Ltd. (Materials).....................................        21,044     $    114,142
                       AMP, Ltd. (Finance).........................................        33,492          105,787
                       Australia & New Zealand Banking Group, Ltd. (Finance).......        36,414          430,134
                       Australian Gas Light Co., Ltd. (Utilities)..................        11,388           78,647
                       BHP Billiton, Ltd. (Materials)..............................        89,767          569,397
                       BHP Steel, Ltd. (Materials).................................        22,165           59,824
                       Boral, Ltd. (Materials).....................................        15,803           56,461
                       Brambles Industries, Ltd. (Industrial & Commercial).........        24,931           79,715
                       Centro Properties Group (Real Estate).......................        17,137           43,480
                       CFS Gandel Retail Trust (Real Estate).......................        38,080           33,274
                       Coca-Cola Amatil, Ltd. (Consumer Staples)...................        12,695           48,151
                       Coles Myer, Ltd. (Consumer Discretionary)...................        27,052          128,519
                       Commonwealth Bank of Australia (Finance)....................        30,090          581,351
                       CSL, Ltd. (Healthcare)......................................         2,474           21,858
                       CSR, Ltd. (Consumer Discretionary)..........................        30,419           39,377
                       Fairfax (John) Holdings Ltd. (Information &
                         Entertainment)............................................        23,580           44,108
                       Foster's Group, Ltd. (Consumer Staples).....................        51,412          148,080
                       General Property Trust (Real Estate)........................        49,861           95,849
                       Insurance Australia Group, Ltd. (Finance)...................        42,801          103,886
                       Investa Property Group (Real Estate)........................        32,304           40,354
                       James Hardie Industries NV (Consumer Discretionary).........        12,531           59,370
                       Leighton Holdings, Ltd. (Industrial & Commercial)...........         6,364           40,697
                       Lend Lease Corp., Ltd. (Finance)............................        10,442           58,597
                       Macquarie Bank, Ltd. (Finance)..............................         5,263          104,238
                       Macquarie Infrastructure Group (Industrial & Commercial)....        48,145          104,081
                       Mayne Nickless, Ltd. (Industrial & Commercial)..............        22,676           44,325
                       Mirvac Group (Real Estate)..................................        18,539           52,437
                       National Australia Bank, Ltd. (Finance).....................        36,901          779,818
                       Newcrest Mining Ltd. (Materials)............................         9,243           52,706
                       News Corp., Ltd. (Information & Entertainment)..............        35,720          267,496
                       OMV AG (Energy).............................................           959          108,792
                       OneSteel, Ltd. (Materials)..................................         4,243            5,410
                       Orica, Ltd. (Materials).....................................         7,723           60,984
                       Origin Energy, Ltd. (Energy)................................         7,707           20,552
                       Pacific Dunlop, Ltd. (Multi-industry)+......................         4,916           19,250
                       Paperlinx, Ltd. (Materials).................................        10,692           35,017
                       Patrick Corp., Ltd. (Industrial & Commercial)...............         4,698           40,138
                       QBE Insurance Group, Ltd. (Finance).........................        15,824           98,017
                       Rinker Group, Ltd. (Materials)..............................        24,581           84,164
                       Rio Tinto, Ltd. (Materials).................................         7,743          159,371
                       Santos, Ltd. (Energy).......................................        15,740           63,775
                       Sonic Healthcare, Ltd. (Healthcare).........................         3,365           14,593
                       Southcorp, Ltd. (Consumer Staples)..........................        17,937           33,436
                       Stockland Trust Group (Real Estate).........................        28,172           92,083
                       Suncorp-Metway, Ltd. (Finance)..............................        13,518          106,744
                       TABCORP Holdings, Ltd. (Information & Entertainment)........         9,671           65,851
                       Telstra Corp., Ltd. (Information Technology)................        54,362          164,670
                       Transurban Group (Industrial & Commercial)..................        13,233           38,971
                       Wesfarmers, Ltd. (Industrial & Commercial)..................         9,462          163,335
                       Westfield Holdings, Ltd. (Real Estate)......................        10,766          104,803
                       Westfield Trust (Real Estate)(1)............................        54,223          125,292
                       Westfield Trust (Real Estate)+..............................         1,409            3,174
                       Westpac Banking Corp., Ltd. (Finance).......................        42,553          457,480
                       WMC Resources, Ltd. (Materials).............................        29,343           91,732

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       AUSTRALIA (continued)
                       WMC Resources, Ltd. (Materials)+............................        29,474     $     70,967
                       Woodside Petroleum Ltd. (Energy)............................        12,006          103,275
                       Woolworths, Ltd. (Consumer Staples).........................        24,892          190,114
                                                                                                      -------------
                                                                                                         6,908,149
                                                                                                      -------------
                       AUSTRIA -- 0.4%
                       Boehler-Uddeholm AG (Materials).............................           534           29,174
                       Erste Bank Der Oesterreichischen Sparkassen AG (Finance)+...         2,620          229,243
                       Flughafen Wien AG (Industrial & Commercial).................           995           37,238
                       Mayr-Melnhof Karton AG (Materials)..........................           623           52,538
                       Radex Heraklith Industriebeteiligungs AG (Industrial &
                         Commercial)+..............................................         1,144           16,062
                       Telekom Austria (Information Technology)+...................        25,710          281,555
                       VA Technologies AG (Energy)+................................           842           23,785
                       Voestalpine AG (Materials)..................................         2,299           92,186
                       Wienerberger AG (Consumer Staples)..........................         3,578           65,225
                                                                                                      -------------
                                                                                                           827,006
                                                                                                      -------------
                       BELGIUM -- 0.6%
                       Dexia (Finance).............................................        29,253          390,341
                       Fortis (Finance)............................................        31,076          569,992
                       KBC Bankverzekeringsholding (Finance).......................         2,657          105,855
                       Solvay SA (Materials).......................................         1,570          104,042
                       UCB SA (Healthcare).........................................         1,216           29,747
                       Umicore (Materials).........................................           318           17,041
                                                                                                      -------------
                                                                                                         1,217,018
                                                                                                      -------------
                       BERMUDA -- 0.1%
                       Esprit Holdings, Ltd. (Industrial & Commercial).............        44,019          112,880
                       Yue Yuen Industrial Holdings, Ltd. (Consumer
                         Discretionary)............................................        31,500           90,874
                                                                                                      -------------
                                                                                                           203,754
                                                                                                      -------------
                       CHINA -- 0.3%
                       Aluminium Corporation of China, Ltd. (Materials)............       300,000           88,470
                       Beijing Capital International Airport Co., Ltd. (Industrial
                         & Commercial).............................................       152,000           42,389
                       Beijing Datang Power Generation Co., Ltd. (Energy)..........       156,000           81,508
                       China Eastern Airlines Corp., Ltd. (Information &
                         Entertainment)+...........................................       170,000           23,105
                       Guangshen Railway Co., Ltd. (Industrial & Commercial).......       156,000           33,003
                       Jiangxi Copper Co., Ltd. (Materials)........................       126,000           26,656
                       Qingling Motors (Consumer Discretionary)....................       140,000           22,079
                       Shandong International Power Development Co., Ltd.
                         (Utilities)...............................................       152,000           46,774
                       Shanghai Petrochemical (Materials)..........................       254,000           56,993
                       Travelsky Technology Ltd. (Information Technology)..........        34,000           26,592
                       Tsingtao Brewery Co., Ltd. (Consumer Staples)...............        38,000           29,964
                                                                                                      -------------
                                                                                                           477,533
                                                                                                      -------------
                       DENMARK -- 0.3%
                       Danske Bank A/S (Finance)...................................        26,695          488,302
                       Group 4 Falck AS (Industrial & Commercial)..................         1,100           20,038
                       ISS International (Industrial & Commercial).................           600           20,544
                       Novozymes A/S, Class B (Healthcare).........................           378           10,172
                                                                                                      -------------
                                                                                                           539,056
                                                                                                      -------------
                       FINLAND -- 1.4%
                       Fortum Oyj (Energy).........................................         9,774           75,200
                       Instrumentarium Corp. (Healthcare)..........................         2,400           95,697
                       Kesko Oyj, Class B (Consumer Discretionary).................         4,686           58,686
                       Kone Corp. (Industrial & Commercial)........................         1,675           72,112
                       Metso Oyj (Industrial & Commercial).........................        10,637          101,315
                       Nokia Oyj (Information Technology)..........................        93,146        1,424,947
                       Outokumpu Oyj (Materials)...................................         8,373           76,271

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       FINLAND (continued)
                       Rautaruukki Oyj (Materials)+................................           409     $      1,980
                       Sampo Oyj, Class A (Finance)................................         9,171           66,956
                       Stora Enso Oyj (Materials)..................................        18,316          230,001
                       TietoEnator Oyj (Information Technology)....................         6,644          126,117
                       UPM-Kymmene Oyj (Materials).................................        13,734          223,986
                       Uponor Oyj (Consumer Staples)...............................           254            6,020
                       Wartsila Oyj, Class B (Industrial & Commercial).............         2,599           34,592
                                                                                                      -------------
                                                                                                         2,593,880
                                                                                                      -------------
                       FRANCE -- 6.1%
                       Accor SA (Information & Entertainment)......................         3,907          146,702
                       Alcatel SA (Information Technology)+........................        22,733          227,761
                       Alstom (Industrial & Commercial)+...........................         1,833            6,382
                       Aventis SA (Healthcare).....................................        18,487          928,593
                       AXA (Finance)...............................................        31,023          533,129
                       BNP Paribas SA (Finance)....................................         9,499          515,540
                       Bouygues SA (Consumer Discretionary)........................         6,420          169,602
                       Caisse Nationale du Credit Agricole (Finance)...............         2,364           44,953
                       Cap Gemini SA (Information Technology)+.....................         1,266           50,565
                       Carrefour SA (Consumer Staples).............................         6,477          300,020
                       Cie de Saint-Gobain SA (Consumer Discretionary).............         7,975          317,276
                       CNP Assurances (Finance)....................................         1,506           64,177
                       Dassault Systemes SA (Information Technology)...............           839           28,931
                       Essilor International SA (Healthcare).......................           754           30,404
                       Establissements Economiques du Casino Guichard-Perrachon SA
                         (Consumer Staples)........................................           316           23,514
                       France Telecom SA (Information Technology)+.................        18,594          490,584
                       Groupe Danone (Consumer Staples)............................         5,627          764,750
                       Imerys SA (Consumer Discretionary)..........................           387           59,029
                       L'Air Liquide SA (Materials)................................         2,519          392,996
                       L'Oreal SA (Consumer Staples)...............................        13,579          893,001
                       Lafarge SA (Materials)......................................         3,690          246,812
                       Lagardere SCA (Industrial & Commercial).....................         2,629          117,082
                       LVMH Moet Henessy Louis Vuitton SA (Consumer Staples).......         9,509          520,995
                       Pechiney SA, Class A (Materials)............................         1,742           89,046
                       Pernod-Ricard SA (Consumer Staples).........................         2,044          177,352
                       Pinault-Printemps-Redoute SA (Consumer Discretionary).......         2,551          206,157
                       PSA Peugeot Citroen (Consumer Discretionary)................         2,559          112,901
                       Renault SA (Consumer Discretionary).........................         3,461          192,193
                       Sagem SA (Information Technology)...........................           218           19,772
                       Sanofi-Synthelabo SA (Healthcare)...........................        17,666          994,107
                       Schneider Electric SA (Industrial & Commercial).............         3,875          207,784
                       Societe BIC SA (Information Technology).....................         1,367           52,511
                       Societe Generale, Class A (Finance).........................         3,974          278,305
                       Sodexho Alliance SA (Consumer Staples)......................         2,690           77,590
                       STMicroelectronics NV (Information Technology)..............         2,326           50,292
                       Technip-Coflexip SA (Industrial & Commercial)...............           124           10,564
                       Thales SA (Industrial & Commercial).........................         3,961          125,061
                       TotalFinaElf SA, Class B (Energy)...........................        12,974        1,920,643
                       Vinci SA (Industrial & Commercial)..........................           462           30,253
                       Vivendi Universal SA (Information & Entertainment)+.........        14,127          248,008
                                                                                                      -------------
                                                                                                        11,665,337
                                                                                                      -------------
                       GERMANY -- 5.0%
                       Adidas-Salomon AG (Consumer Discretionary)..................           318           26,670
                       Allianz AG (Finance)........................................         3,700          394,805
                       Altana AG (Healthcare)......................................         2,523          156,541
                       BASF AG (Materials).........................................        15,214          725,401
                       Bayer AG (Materials)........................................        19,011          452,687
                       Beiersdorf AG (Consumer Staples)............................         3,453          415,960
                       DaimlerChrysler AG (Consumer Discretionary).................        33,696        1,214,522
                       Deutsche Bank AG (Finance)..................................        11,410          741,389

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       GERMANY (continued)
                       Deutsche Boerse AG (Finance)................................         3,647     $    192,486
                       Deutsche Lufthansa AG (Information & Entertainment).........        11,671          148,786
                       Deutsche Post AG (Industrial & Commercial)..................         2,401           36,056
                       Deutsche Telekom AG (Information Technology)+...............        64,702          984,723
                       Douglas Holding AG (Consumer Discretionary).................         1,390           32,333
                       E.ON AG (Energy)............................................        16,198          837,270
                       Epcos AG (Information Technology)+..........................           297            4,160
                       Fresenius Medical Care AG (Healthcare)......................         1,520           78,705
                       Gehe AG (Healthcare)........................................         1,056           43,044
                       HeidelbergCement AG (Materials)+............................           794           23,803
                       Infineon Technologies AG (Information Technology)+..........           234            2,999
                       KarstadtQuelle AG (Consumer Discretionary)..................         1,131           23,654
                       Linde AG (Industrial & Commercial)..........................         3,215          136,607
                       MAN AG (Industrial & Commercial)............................         1,443           28,979
                       Merck KGaA (Healthcare).....................................         1,441           39,654
                       Metro AG (Consumer Discretionary)...........................         3,105          114,391
                       Muenchener Rueckversicherungs-Gesellschaft AG (Finance).....         3,100          352,022
                       RWE AG (Energy).............................................         2,201           62,299
                       SAP AG (Information Technology).............................         5,097          601,006
                       Schering AG (Healthcare)....................................         3,536          148,142
                       Siemens AG (Industrial & Commercial)........................        16,211          915,873
                       ThyssenKrupp AG (Materials).................................         9,092          118,359
                       TUI AG (Information & Entertainment)........................         2,870           42,551
                       Volkswagen AG (Consumer Discretionary)......................         8,803          377,506
                                                                                                      -------------
                                                                                                         9,473,383
                                                                                                      -------------
                       GREECE -- 0.0%
                       Titan Cement Co. (Materials)................................           500           19,173
                                                                                                      -------------
                       HONG KONG -- 3.6%
                       ASM Pacific Technology, Ltd. (Industrial & Commercial)......         3,500           11,219
                       Bank of East Asia, Ltd. (Finance)...........................        75,601          158,487
                       BOC Hong Kong (Holdings), Ltd. (Finance)....................       145,000          158,028
                       Cathay Pacific Airways, Ltd. (Information &
                         Entertainment)............................................        59,000           82,835
                       Cheung Kong (Holdings), Ltd. (Real Estate)..................        90,000          591,403
                       Cheung Kong Infrastructure Holdings, Ltd. (Industrial &
                         Commercial)...............................................        24,000           49,389
                       China Petroleum & Chemical Corp. (Energy)...................     1,842,000          501,875
                       China Shipping Development Co., Ltd. (Industrial &
                         Commercial)...............................................       140,000           56,544
                       China Southern Airlines Co., Ltd. (Information &
                         Entertainment)+...........................................       128,000           38,978
                       China Telecom Corp. (Information Technology)................       880,000          236,946
                       CLP Holdings, Ltd. (Energy).................................       103,200          455,182
                       Hang Lung Properties, Ltd. (Real Estate)....................        68,000           71,494
                       Hang Seng Bank, Ltd. (Finance)..............................        45,700          492,201
                       Henderson Land Development Co., Ltd. (Real Estate)..........        37,000          120,736
                       Hong Kong & China Gas Co., Ltd. (Utilities).................       212,754          271,424
                       Hong Kong Electric Holdings, Ltd. (Energy)..................        80,500          314,806
                       Hong Kong Exchanges & Clearing, Ltd. (Finance)..............        46,000           74,905
                       Huaneng Power International, Inc. (Energy)..................       164,000          222,893
                       Hutchison Whampoa, Ltd. (Industrial & Commercial)...........       122,500          801,039
                       Jiangsu Expressway (Industrial & Commercial)................       134,000           55,409
                       Johnson Electric Holdings, Ltd. (Information Technology)....        85,300          115,932
                       Li & Fung, Ltd. (Consumer Discretionary)....................        92,000          130,346
                       MTR Corp., Ltd. (Industrial & Commercial)...................        78,732           93,882
                       New World Development Co., Ltd. (Real Estate)...............        31,589           13,771
                       PCCW, Ltd. (Information Technology)+........................       108,130           57,536
                       PetroChina Co., Ltd. (Energy)...............................     1,910,000          569,382
                       Shangri-La Asia, Ltd. (Information & Entertainment).........        60,599           48,173
                       South China Morning Post Holdings, Ltd. (Information &
                         Entertainment)............................................        12,000            4,731
                       Sun Hung Kai Properties, Ltd. (Real Estate).................        83,000          492,727
                       Swire Pacific Ltd., Class A (Industrial & Commercial).......        55,000          251,755
                       Techtronic Industries Co., Ltd. (Industrial & Commercial)...        17,000           31,279
                       Television Broadcasting, Ltd. (Information &
                         Entertainment)............................................        13,000           47,004

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       HONG KONG (continued)
                       Wharf Holdings, Ltd. (Industrial & Commercial)..............        71,742     $    140,278
                       Yanzhou Coal Mining, Ltd. (Energy)..........................       112,000           56,005
                       Yizheng Chemical Fibre (Materials)..........................       152,000           23,582
                       Zhejiang Expresswa (Industrial & Commercial)................       156,000           73,507
                                                                                                      -------------
                                                                                                         6,915,683
                                                                                                      -------------
                       IRELAND -- 0.1%
                       CRH, PLC (Consumer Discretionary)...........................         4,313           80,998
                       Irish Life & Permanent, PLC (Finance).......................         3,400           37,796
                                                                                                      -------------
                                                                                                           118,794
                                                                                                      -------------
                       ITALY -- 3.8%
                       Alleanza Assicurazioni SpA (Finance)........................        19,468          188,926
                       Assicurazione Generali SpA (Finance)........................        26,654          616,120
                       Autogrill SpA (Information & Entertainment)+................         7,487           85,271
                       Banca Fideuram SpA (Finance)................................         8,696           48,446
                       Banca Intesa SpA (Finance)..................................        15,189           37,703
                       Banca Monte dei Paschi di Siena SpA (Finance)...............        16,101           44,579
                       Banca Nazionale del Lavoro SpA (Finance)+...................        22,392           37,198
                       Banca Popolare di Milano SpA (Finance)......................         5,994           26,930
                       Banco Popolare di Verona e Novara Scrl (Finance)............         7,485          103,072
                       Benetton Group SpA (Consumer Discretionary).................         6,272           66,573
                       Enel SpA (Energy)...........................................        58,991          375,024
                       Eni SpA (Energy)............................................       119,319        1,756,991
                       Fiat SpA (Consumer Discretionary)+..........................         7,903           52,283
                       IntesaBci SpA (Finance).....................................       112,467          376,443
                       Italcementi SpA (Materials).................................         4,273           48,954
                       Mediaset SpA (Information & Entertainment)..................        43,731          391,476
                       Mediobanca SpA (Finance)....................................        13,626          136,824
                       Mediolanum SpA (Finance)....................................         6,537           37,519
                       Pirelli SpA (Consumer Discretionary)+.......................        90,797           92,805
                       Riunione Adriatica di Sicurta SpA (Finance).................         8,583          133,713
                       Sanpaolo IMI SpA (Finance)..................................        26,433          265,425
                       Snia SpA (Healthcare).......................................        15,130           28,210
                       Telecom Italia Mobile SpA (Information Technology)..........       264,868        1,225,699
                       Telecom Italia SpA (Information Technology).................        66,622          564,217
                       Telecom Italia SpA RNC (Information Technology).............         3,071           16,212
                       UniCredito Italiano SpA (Finance)...........................        96,256          450,839
                                                                                                      -------------
                                                                                                         7,207,452
                                                                                                      -------------
                       JAPAN -- 23.4%
                       Acom Co., Ltd. (Finance)....................................         3,310          125,061
                       Advantest Corp. (Information Technology)....................         3,000          164,418
                       AIFUL Corp. (Finance).......................................           500           24,746
                       Ajinomoto Co., Inc. (Consumer Staples)......................        24,000          229,986
                       ALPS ELECTRIC Co., Ltd. (Information Technology)............         7,000          109,687
                       AMADA Co., Ltd. (Industrial & Commercial)...................         4,000           13,685
                       Asahi Breweries, Ltd. (Consumer Staples)....................        15,400           90,411
                       Asahi Glass Co., Ltd. (Consumer Discretionary)..............        46,200          314,586
                       Asahi Kasei Corp. (Materials)...............................        45,000          136,766
                       Asatsu-DK, Inc. (Industrial & Commercial)...................         1,100           22,059
                       Bellsystem 24, Inc. (Industrial & Commercial)...............           100           18,518
                       Benesse Corp. (Education)...................................         2,000           33,382
                       Bridgestone Corp. (Consumer Discretionary)..................        32,400          442,583
                       Canon, Inc. (Information Technology)........................        33,200        1,599,004
                       Casio Computer Co., Ltd. (Information Technology)...........        10,600           75,258
                       Central Japan Railway Co. (Industrial & Commercial).........            60          416,027
                       Chubu Electric Power Co., Inc. (Energy).....................         7,000          125,846
                       Chugai Pharmaceutical Co., Ltd. (Healthcare)................        15,500          174,146
                       Citizen Watch Co., Ltd. (Consumer Discretionary)............        11,000           70,974
                       Credit Saison Co., Ltd. (Finance)...........................         3,500           58,127

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       CSK Corp. (Information Technology)..........................         1,600     $     42,383
                       Dai Nippon Printing Co., Ltd. (Industrial & Commercial).....        16,400          192,837
                       Daicel Chemical Industries, Ltd. (Materials)................         4,000           16,010
                       Daiichi Pharmaceutical Co., Ltd. (Healthcare)...............        11,400          154,020
                       Daikin Industries, Ltd. (Industrial & Commercial)...........        13,400          244,243
                       Dainippon Ink & Chemicals, Inc. (Materials).................        24,000           47,831
                       Daito Trust Construction Co., Ltd. (Real Estate)............         4,000           94,167
                       Daiwa House Industry Co., Ltd. (Consumer Discretionary).....        21,400          154,602
                       Daiwa Securities Group, Inc. (Finance)......................       135,000          782,479
                       Denki Kagaku Kogyo Kabushiki Kaisha (Materials).............        16,000           40,257
                       Denso Corp. (Consumer Discretionary)........................        26,709          443,579
                       DOWA MINING CO., Ltd. (Materials)...........................         8,000           30,027
                       East Japan Railway Co. (Industrial & Commercial)............           141          619,381
                       Ebara Corp. (Industrial & Commercial).......................        11,600           46,044
                       Eisai Co., Ltd. (Healthcare)................................        13,000          255,844
                       Fanuc, Ltd. (Information Technology)........................         6,400          356,072
                       Fast Retailing Co., Ltd. (Consumer Discretionary)...........           200            6,427
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....        15,600          465,053
                       Fuji Television Network, Inc. (Information &
                         Entertainment)............................................             9           34,677
                       Fujikura, Ltd. (Industrial & Commercial)....................         6,000           21,474
                       Fujisawa Pharmaceutical Co. (Healthcare)....................        10,000          193,897
                       Fujitsu, Ltd. (Information Technology)......................        67,400          277,604
                       Furukawa Electric Co., Ltd. (Industrial & Commercial).......        20,600           71,503
                       Hankyu Department Stores, Inc. (Consumer Discretionary).....         2,000           11,459
                       Hirose Electric Co., Ltd. (Information Technology)..........         1,300          126,519
                       Hitachi, Ltd. (Information Technology)......................       114,800          509,057
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............        40,552        1,565,844
                       Hoya Corp. (Healthcare).....................................         4,250          305,273
                       Isetan Co., Ltd. (Consumer Discretionary)...................         4,000           28,399
                       Ishikawajima-Harima Heavy Industries Co., Ltd. (Industrial &
                         Commercial)...............................................        28,000           33,249
                       Ito-Yokado Co., Ltd. (Consumer Discretionary)...............         5,600          143,691
                       Itochu Corp. (Industrial & Commercial)......................        42,000          117,883
                       Japan Airlines Systems Corp. (Information &
                         Entertainment)............................................        35,100           78,696
                       Japan Tobacco, Inc. (Consumer Staples)......................            21          125,032
                       JFE Holdings, Inc. (Materials)..............................        15,400          255,761
                       JGC Corp. (Industrial & Commercial).........................         5,000           35,084
                       JSR Corp. (Materials).......................................         5,000           67,926
                       Jusco Co., Ltd. (Consumer Discretionary)....................         5,800          144,247
                       Kajima Corp. (Industrial & Commercial)......................        36,800           98,093
                       Kaken Pharmaceutical Co., Ltd. (Healthcare).................         2,000            9,400
                       Kamigumi Co., Ltd. (Industrial & Commercial)................         1,000            4,957
                       Kaneka Corp. (Materials)....................................         9,000           58,219
                       Kansai Electric Power Co., Inc. (Utilities).................        32,600          507,848
                       Kao Corp. (Consumer Staples)................................        27,800          521,719
                       Kawasaki Heavy Industries, Ltd. (Industrial & Commercial)...        29,000           30,102
                       Kawasaki Kisen Kaisha, Ltd. (Industrial & Commercial).......         3,000            7,000
                       Keihin Electric Express Railway Co., Ltd. (Industrial &
                         Commercial)...............................................        16,000           76,263
                       Keio Teito Electric Railway Co., Ltd. (Industrial &
                         Commercial)...............................................         7,000           32,028
                       Keyence Corp. (Information Technology)......................           900          167,706
                       Kikkoman Corp. (Consumer Staples)...........................         4,000           25,643
                       Kinden Corp. (Utilities)....................................         1,000            3,322
                       Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)+...        63,500          182,446
                       Kirin Brewery Co., Ltd. (Consumer Staples)..................        38,800          245,511
                       Kokuyo Co., Ltd. (Information Technology)...................         2,000           17,887
                       Komatsu, Ltd. (Industrial & Commercial).....................        36,800          180,600
                       Konami Co., Ltd. (Information Technology)...................         3,500           65,103
                       Konica Corp. (Information & Entertainment)..................         7,000           86,610
                       Koyo Seiko Co., Ltd. (Consumer Discretionary)...............         1,000            8,279
                       Kubota Corp. (Industrial & Commercial)......................        53,000          156,238
                       Kuraray Co., Ltd. (Industrial & Commercial).................        13,000           87,332
                       Kurita Water Industries, Ltd. (Utilities)...................         3,000           36,022
                       Kyocera Corp. (Information Technology)......................         6,600          374,324

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Kyowa Hakko Kogyo Co., Ltd. (Healthcare)....................        16,400     $     88,656
                       Kyushu Electric Power Co., Inc. (Energy)....................         4,700           69,783
                       Lawson, Inc. (Consumer Discretionary).......................           100            2,815
                       Mabuchi Motor Co., Ltd. (Industrial & Commercial)...........         1,200           99,647
                       Marubeni Corp. (Consumer Discretionary).....................        44,200           55,055
                       Marui Co., Ltd. (Consumer Discretionary)....................         9,500           91,430
                       Matsushita Electric Industrial Co., Ltd. (Information &
                         Entertainment)............................................        72,000          851,983
                       Matsushita Electric Works, Ltd. (Materials).................         4,000           25,377
                       Meiji Seika Kaisha, Ltd. (Consumer Staples).................         5,000           15,944
                       Meitec Corp. (Information Technology).......................         1,000           32,801
                       Minebea Co., Ltd. (Information Technology)..................         9,000           36,396
                       Mitsubishi Chemical Corp. (Materials).......................        63,000          122,940
                       Mitsubishi Corp. (Consumer Discretionary)...................        43,000          311,721
                       Mitsubishi Electric Corp. (Information Technology)..........        75,800          268,140
                       Mitsubishi Estate Co., Ltd. (Real Estate)...................        33,000          241,146
                       Mitsubishi Heavy Industries, Ltd. (Industrial &
                         Commercial)...............................................       122,400          325,248
                       Mitsubishi Logistics Corp. (Industrial & Commercial)........         3,000           18,211
                       Mitsubishi Rayon Co., Ltd. (Consumer Discretionary).........        17,000           44,609
                       Mitsubishi Tokyo Financial Group, Inc. (Finance)............           168          747,752
                       Mitsui & Co., Ltd. (Consumer Discretionary).................        43,600          242,936
                       Mitsui Fudosan Co., Ltd. (Real Estate)......................        23,000          152,028
                       Mitsui Marine & Fire Co., Ltd. (Finance)....................        96,000          493,452
                       Mitsui Mining & Smelting Co., Ltd. (Materials)..............        21,000           63,475
                       Mitsui O.S.K. Lines, Ltd. (Industrial & Commercial).........         3,000            8,694
                       Mitsui Petrochem, Ltd. (Utilities)..........................        17,000           76,371
                       Mitsui Trust Holdings (Finance)+............................        64,518          153,225
                       Murata Manufacturing Co., Ltd. (Information Technology).....         9,100          419,390
                       Namco, Ltd. (Information & Entertainment)...................           100            1,561
                       NEC Corp. (Information Technology)+.........................        59,800          368,458
                       NGK Insulators, Ltd. (Industrial & Commercial)..............        15,400           85,424
                       NGK Spark Plug Co., Ltd. (Consumer Discretionary)...........         5,000           39,734
                       Nidec Corp. (Industrial & Commercial).......................         1,300           97,156
                       Nikko Securities Co., Ltd. (Finance)........................        50,000          216,317
                       Nikon Corp. (Information & Entertainment)+..................        10,000           86,859
                       Nintendo Co., Ltd. (Information & Entertainment)............         4,100          330,247
                       Nippon COMSYS Corp. (Utilities).............................         1,000            4,941
                       Nippon Express Co., Ltd. (Industrial & Commercial)..........        29,400          111,814
                       Nippon Meat Packers, Inc. (Consumer Staples)................        12,400          116,869
                       Nippon Mining Holdings, Inc. (Energy).......................        14,000           26,739
                       Nippon Mitsubishi Oil Corp. (Energy)........................        65,200          266,377
                       Nippon Sheet Glass Co., Ltd. (Industrial & Commercial)......        14,000           38,945
                       Nippon Steel Corp. (Materials)..............................       227,000          346,838
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................           313        1,296,965
                       Nippon Unipac Holding, Inc. (Materials).....................            30          117,334
                       Nippon Yusen Kabushiki Kaisha (Industrial & Commercial).....        47,000          158,455
                       Nishimatsu Construction Co., Ltd. (Industrial &
                         Commercial)...............................................         1,000            3,089
                       Nissan Chemical Industries, Ltd. (Materials)................         4,000           24,679
                       Nissan Motor Co., Ltd. (Consumer Discretionary).............       105,500        1,029,375
                       Nisshin Seifun Group, Inc. (Consumer Staples)...............         4,000           26,938
                       Nisshinbo Industries, Inc. (Consumer Discretionary).........         2,000            8,918
                       Nissin Food Products Co., Ltd. (Consumer Staples)...........         2,600           51,924
                       Nitto Denko Corp. (Information Technology)..................         5,300          193,207
                       Nomura Securities Co., Ltd. (Finance).......................        81,000        1,076,189
                       NSK, Ltd. (Industrial & Commercial).........................        25,000           79,095
                       NTN Corp. (Industrial & Commercial).........................        13,000           53,868
                       NTT Data Corp. (Information Technology).....................            42          143,342
                       NTT DoCoMo, Inc. (Information Technology)...................           284          650,895
                       Obayashi Corp. (Consumer Discretionary).....................        21,000           69,927
                       Oji Paper Co., Ltd. (Materials).............................        38,800          179,139
                       Oki Electric Industry Co., Ltd. (Information Technology)+...        28,000           86,494
                       Olympus Optical Co., Ltd. (Information Technology)..........         5,000          111,065
                       Omron Corp. (Information Technology)........................        10,000          193,897
                       Onward Kashiyama Co., Ltd. (Consumer Discretionary).........         3,000           26,855

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Oracle Corp. Japan (Information Technology).................         1,500     $     63,525
                       Oriental Land Co., Ltd. (Information & Entertainment).......         2,800          123,230
                       Orix Corp. (Finance)........................................         2,400          149,072
                       Osaka Gas Co., Ltd. (Utilities).............................        94,200          237,016
                       Pioneer Corp. (Information & Entertainment).................         5,951          140,343
                       Promise Co., Ltd. (Finance).................................         3,600          130,936
                       Ricoh Co., Ltd. (Information Technology)....................        24,000          431,472
                       Rohm Co., Ltd. (Information Technology).....................         3,200          376,799
                       Sanden Corp. (Consumer Discretionary).......................         1,000            5,016
                       Sankyo Co., Ltd. (Healthcare)...............................        24,500          297,235
                       Sanyo Electric Co., Ltd. (Information Technology)...........        58,000          217,214
                       Sapporo Breweries, Ltd. (Consumer Staples)..................         1,000            2,225
                       SECOM Co., Ltd. (Industrial & Commercial)...................         5,500          158,024
                       Sekisui Chemical Co., Ltd. (Consumer Discretionary).........        11,000           38,364
                       Sekisui House, Ltd. (Consumer Discretionary)................        25,400          199,108
                       Seven-Eleven Japan Co., Ltd. (Consumer Discretionary).......         3,000           76,728
                       Sharp Corp. (Information Technology)........................        35,800          506,863
                       Shimamura Co., Ltd. (Consumer Discretionary)................           400           23,085
                       Shimano, Inc. (Information & Entertainment).................         4,400           75,084
                       Shimizu Corp. (Consumer Discretionary)......................        27,000           80,714
                       Shin-Etsu Chemical Co., Ltd. (Materials)....................        11,348          395,778
                       Shionogi & Co., Ltd. (Healthcare)...........................        16,000          209,923
                       Shiseido Co., Ltd. (Consumer Staples).......................        11,600          116,072
                       Showa Denko K.K. (Materials)+...............................         3,000            5,306
                       Showa Shell Sekiyu K.K. (Energy)............................         8,000           53,743
                       Skylark Co., Ltd. (Information & Entertainment).............         2,000           23,317
                       SMC Corp. (Industrial & Commercial).........................         2,200          206,436
                       Softbank Corp. (Information Technology).....................         8,800          254,299
                       Sompo Japan Insurance, Inc. (Finance).......................        35,000          201,121
                       Sony Corp. (Information & Entertainment)....................        27,147          840,841
                       Stanley Electric Co., Ltd. (Information Technology).........         2,000           32,053
                       Sumitomo Bakelite Co., Ltd. (Materials).....................         4,000           17,704
                       Sumitomo Chemical Co., Ltd. (Materials).....................        51,400          150,668
                       Sumitomo Corp. (Industrial & Commercial)....................        27,400          143,797
                       Sumitomo Electric Industries, Ltd. (Industrial &
                         Commercial)...............................................        20,200          148,449
                       Sumitomo Metal Industries, Ltd. (Materials).................        13,000            8,636
                       Sumitomo Metal Mining Co., Ltd. (Materials).................        20,400           76,569
                       Sumitomo Realty & Development Co., Ltd. (Real Estate).......         1,000            4,750
                       Sumitomo Trust & Banking Co., Ltd. (Finance)................        65,000          235,873
                       Taiheiyo Cement Corp. (Materials)...........................         3,000            4,733
                       Taisei Corp. (Consumer Discretionary).......................         3,000            6,776
                       Taisho Pharmaceutical Co., Ltd. (Healthcare)................        15,600          216,075
                       Taiyo Yuden Co., Ltd. (Information Technology)..............         4,000           43,014
                       Takara Holdings, Inc. (Consumer Staples)....................         4,000           21,790
                       Takashimaya Co., Ltd. (Consumer Discretionary)..............         4,000           19,896
                       Takeda Chemical Industries, Ltd. (Healthcare)...............        45,000        1,606,809
                       Takefuji Corp. (Finance)....................................         3,830          207,362
                       TDK Corp. (Information Technology)..........................         4,500          247,374
                       Teijin, Ltd. (Consumer Discretionary).......................        33,800           79,711
                       Teikoku Oil Co., Ltd. (Energy)..............................         4,000           13,618
                       Terumo Corp. (Healthcare)...................................         7,800          129,865
                       THK Co., Ltd. (Industrial & Commercial).....................           600            8,879
                       TIS, Inc. (Industrial & Commercial).........................           802           20,379
                       Tobu Railway Co., Ltd. (Industrial & Commercial)............        34,200           95,422
                       Toho Co., Ltd. (Information & Entertainment)................         2,700           26,994
                       Tohoku Electric Power Co., Inc. (Energy)....................        19,000          276,737
                       Tokyo Broadcasting System, Inc. (Information &
                         Entertainment)............................................         2,000           22,504
                       Tokyo Corp. (Industrial & Commercial).......................        37,000          109,687
                       Tokyo Electric Power Co., Inc. (Energy).....................        47,600          895,279
                       Tokyo Electron, Ltd. (Information Technology)...............         5,800          340,511
                       Tokyo Gas Co., Ltd. (Utilities).............................        99,400          292,195
                       TonenGeneral Sekiyu K.K. (Energy)...........................         4,000           27,370
                       Toppan Printing Co., Ltd. (Industrial & Commercial).........        15,200          116,122

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Toray Industries, Inc. (Consumer Discretionary).............        44,100     $    103,635
                       Toshiba Corp. (Information Technology)......................       109,000          381,964
                       Tosoh Corp. (Materials).....................................        18,000           42,300
                       Tostem Inax Holding Corp. (Consumer Discretionary)..........         7,000           94,922
                       Toto, Ltd. (Consumer Discretionary).........................        16,200          109,637
                       Toyo Seikan Kaisha, Ltd. (Materials)........................         4,000           38,331
                       Toyobo Co., Ltd. (Consumer Discretionary)...................         3,000            4,708
                       Toyoda Gosei Co., Ltd. (Consumer Discretionary).............           600           13,178
                       Toyota Industries Corp. (Industrial & Commercial)...........         3,850           62,342
                       Toyota Motor Corp. (Consumer Discretionary).................       110,300        2,793,564
                       Trend Micro, Inc. (Information Technology)+.................         1,000           15,454
                       UFJ Holdings, Inc. (Finance)+...............................           121          240,141
                       Uni-Charm Corp. (Consumer Staples)..........................         1,300           58,294
                       UNY Co., Ltd. (Consumer Discretionary)......................         2,000           16,907
                       Wacoal Corp. (Consumer Discretionary).......................         3,000           22,695
                       West Japan Railway Co. (Industrial & Commercial)............            14           50,455
                       World Co., Ltd. (Consumer Discretionary)....................         1,200           24,065
                       Yakult Honsha Co., Ltd. (Consumer Staples)..................         3,000           41,478
                       Yamada Denki Co., Ltd. (Consumer Discretionary).............           200            4,418
                       Yamaha Corp. (Information & Entertainment)..................         5,000           67,137
                       Yamaha Motor Co (Consumer Discretionary)....................         2,000           19,016
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............        19,700          512,028
                       Yamato Transport Co., Ltd. (Industrial & Commercial)........         9,000          107,021
                       Yamazaki Baking Co., Ltd. (Consumer Staples)................         3,000           17,887
                       Yokogawa Electric Corp. (Information Technology)............         4,000           31,455
                                                                                                      -------------
                                                                                                        44,305,129
                                                                                                      -------------
                       LUXEMBOURG -- 0.1%
                       Arcelor (Materials).........................................         9,661          129,683
                                                                                                      -------------
                       MALAYSIA -- 0.9%
                       AMMB Holdings Berhad (Finance)..............................         8,600           10,592
                       Berjaya Sports Toto Berhad (Information & Entertainment)....        26,000           27,368
                       British American Tobacco Malaysia Berhad (Consumer
                         Staples)..................................................         7,000           74,145
                       Commerce Asset-Holding Berhad (Finance).....................        15,700           15,122
                       Development & Commercial Bank Holdings Berhad (Financial
                         Services).................................................        32,000           15,579
                       DRB-Hicom Berhad (Industrial & Commercial)..................        30,400           21,840
                       Edaran Otomobil Nasional Berhad (Consumer Discretionary)....         3,300            7,382
                       Gamuda Berhad (Industrial & Commercial).....................        32,000           54,316
                       Genting Berhad (Information & Entertainment)................        21,800           88,921
                       Golden Hope Plantations Berhad (Materials)..................        17,000           14,942
                       Hong Leong Bank Berhad (Finance)............................        23,000           30,142
                       Hong Leong Credit Berhad (Finance)..........................         3,000            3,537
                       IJM Corp. Berhad (Consumer Discretionary)...................        18,000           23,589
                       IOI Corp. Berhad (Materials)................................        37,000           57,447
                       Kuala Lumpur Kepong (Materials).............................        16,000           25,684
                       Magnum Corp. Berhad (Information & Entertainment)...........        24,400           17,529
                       Malakoff Berhad (Industrial & Commercial)...................        32,000           41,431
                       Malayan Banking Berhad (Finance)............................        86,000          202,553
                       Malaysia Mining Corp. Berhad (Materials)....................        24,000           17,495
                       Malaysian Airlines System RT (Industrial & Commercial)+.....         8,600            9,596
                       Malaysian Cement Ltd. (Materials)...........................         8,000            1,663
                       Malaysian International Shipping Corp. Berhad (Industrial &
                         Commercial)...............................................        29,000           59,908
                       Malaysian Oxygen Berhad (Utilities).........................         4,000           11,368
                       Malaysian Pacific Industries Berhad (Information
                         Technology)...............................................         5,000           19,737
                       Malaysian Resources Corp. Berhad (Materials)+...............        76,000           22,200
                       Maxis Communications Berhad (Information Technology)........        45,000           71,053
                       Multi-Purpose Holdings Berhad (Finance)+....................        44,000           14,474
                       Nestle SA (Consumer Staples)................................         4,600           25,179
                       Oriental Holdings Berhad (Consumer Discretionary)...........         3,200            3,469
                       Oyl Industries Berhad (Industrial & Commercial).............           900            6,454
                       Perlis Plantations Berhad (Materials).......................         6,100            7,962

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       MALAYSIA (continued)
                       Perusahaan Otomobil Kedua Nasional Sdn. (Consumer
                         Discretionary)............................................         9,000     $     19,895
                       Petronas Dagangan Berhad (Energy)...........................         8,000           13,263
                       Petronas Gas Berhad (Utilities).............................        13,500           25,224
                       PLUS Expressways Berhad (Industrial & Commercial)+..........        93,000           61,429
                       Public Bank Berhad (Finance)................................       113,750           77,530
                       Resorts World Berhad (Information & Entertainment)..........        30,000           79,737
                       Road Builder Holdings Berhad (Consumer Discretionary).......        22,000           22,232
                       Sime Darby Berhad (Industrial & Commercial).................        77,000          102,329
                       SP Setia Berhad (Real Estate)...............................        27,000           23,731
                       Star Publications (Information & Entertainment).............        11,000           18,237
                       Tanjong, PLC (Information & Entertainment)..................        12,000           31,421
                       Telekom Malaysia Berhad (Information Technology)............        59,000          123,434
                       Tenaga Nasional Berhad (Energy).............................        19,500           46,184
                       UMW Holdings Berhad (Industrial & Commercial)...............         7,000           16,671
                       YTL Corporation Berhad (Finance)............................         5,900            6,583
                                                                                                      -------------
                                                                                                         1,670,577
                                                                                                      -------------
                       NETHERLANDS -- 5.5%
                       ABN AMRO Holding NV (Finance)...............................        51,062          979,013
                       Aegon NV (Finance)..........................................        53,443          692,114
                       Akzo Nobel NV (Materials)...................................         7,093          210,883
                       ASML Holding NV (Information Technology)+...................         1,772           23,167
                       DSM NV (Materials)..........................................         1,083           48,535
                       Euronext NV (Finance).......................................         3,052           76,548
                       European Aeronautic Defense and Space Co. NV (Industrial &
                         Commercial)...............................................         1,944           30,940
                       Hagemeyer NV (Industrial & Commercial)......................         2,541            8,733
                       Heineken NV (Consumer Staples)..............................        22,885          828,711
                       ING Groep NV (Finance)......................................        40,027          808,801
                       Koninklijke KPN NV (Information Technology)+................        54,304          371,455
                       Koninklijke Philips Electronics NV (Information
                         Technology)...............................................        34,096          717,296
                       Qiagen NV (Healthcare)+.....................................           100              933
                       Reed Elsevier NV (Information & Entertainment)..............        15,658          173,760
                       Royal Dutch Petroleum Co. NV (Energy).......................        74,062        3,244,273
                       TPG NV (Industrial & Commercial)............................        13,360          248,799
                       Unilever NV (Consumer Staples)..............................        31,276        1,770,513
                       Vedior NV (Industrial & Commercial).........................         6,231           70,057
                       Wolters Kluwer NV (Information & Entertainment).............         8,084          116,677
                                                                                                      -------------
                                                                                                        10,421,208
                                                                                                      -------------
                       NEW ZEALAND -- 0.0%
                       Carter Holt Harvey, Ltd. (Materials)........................        46,988           44,330
                                                                                                      -------------
                       NORWAY -- 0.3%
                       Den Norske Bank ASA (Finance)...............................         5,579           28,717
                       Gjensidige NOR ASA (Finance)................................           479           17,292
                       Norsk Hydro ASA, Class B (Industrial & Commercial)..........         5,067          261,164
                       Norske Skogindustrier ASA, Class A (Materials)..............         3,200           54,576
                       Orkla ASA (Consumer Staples)................................         5,900          105,280
                       Statoil ASA (Utilities).....................................         1,900           17,017
                       Tanderg ASA (Information Technology)+.......................         2,500           15,168
                       Tomra Systems ASA (Industrial & Commercial).................         1,908            9,690
                                                                                                      -------------
                                                                                                           508,904
                                                                                                      -------------
                       RUSSIA -- 0.8%
                       AO Mosenergo ADR (Utilities)................................        10,500           67,200
                       Gazprom ADR (Utilities).....................................         2,000           39,400
                       LUKOIL ADR (Energy).........................................         3,300          235,290
                       MMC Norilsk Nickel (Materials)+.............................         4,600          172,730
                       RAO Unified Energy Systems ADR (Energy).....................        17,100          453,150
                       Rostelecom ADR (Information Technology).....................         3,200           30,400

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       RUSSIA (continued)
                       Surgutneftegaz ADR (Energy).................................         8,900     $    167,854
                       Vimpel-Communications ADR (Information Technology)+.........           700           31,339
                       YUKOS Corp. ADR (Energy)....................................         3,950          183,675
                                                                                                      -------------
                                                                                                         1,381,038
                                                                                                      -------------
                       SINGAPORE -- 1.6%
                       Capitaland, Ltd. (Real Estate)..............................        84,000           65,423
                       Chartered Semiconductor Manufacturing, Ltd. (Information
                         Technology)+..............................................        26,000           15,225
                       City Developments, Ltd. (Real Estate).......................        41,000          110,483
                       Cycle & Carriage, Ltd. (Consumer Discretionary).............         8,923           28,154
                       DBS Group Holdings, Ltd. (Finance)..........................        68,000          440,705
                       Fraser & Neave, Ltd. (Consumer Staples).....................        14,400           79,409
                       Haw Par Corp., Ltd. (Healthcare)............................         2,739            6,665
                       Keppel Corp., Ltd. (Multi-industry).........................        40,000          114,838
                       Oversea-Chinese Banking Corp., Ltd. (Finance)...............        65,000          395,395
                       Overseas Union Enterprise, Ltd. (Information &
                         Entertainment)............................................         6,000           24,389
                       SembCorp Industries, Ltd. (Industrial & Commercial).........        76,000           60,057
                       Singapore Airlines, Ltd. (Information & Entertainment)......        52,000          319,272
                       Singapore Press Holdings Ltd. (Information &
                         Entertainment)............................................        21,000          225,640
                       Singapore Technologies Engineering, Ltd. (Industrial &
                         Commercial)...............................................       128,000          136,805
                       Singapore Telecommunications, Ltd. (Information
                         Technology)...............................................       361,000          334,525
                       United Overseas Bank, Ltd. (Finance)........................        67,000          502,786
                       United Overseas Land, Ltd. (Information & Entertainment)....        37,000           43,962
                       Venture Corp., Ltd. (Information Technology)................        10,000          101,762
                                                                                                      -------------
                                                                                                         3,005,495
                                                                                                      -------------
                       SPAIN -- 3.8%
                       Acciona SA (Consumer Staples)...............................           258           13,736
                       Acerinox SA (Materials).....................................         1,450           60,699
                       ACS, Actividades de Construccion y Servicios SA (Industrial
                         & Commercial).............................................         3,434          146,877
                       Altadis SA (Consumer Staples)...............................        16,276          404,380
                       Amadeus Global Travel Distribution SA (Industrial &
                         Commercial)...............................................        20,310          135,733
                       Autopistas, Concesionaria Espanola SA (Industrial &
                         Commercial)...............................................        15,162          204,019
                       Banco Bilbao Vizcaya Argentaria SA (Finance)................        76,486          836,755
                       Banco Popular Espanol SA (Finance)..........................         3,136          150,052
                       Banco Santander Central Hispano SA (Finance)................       104,685          940,658
                       Endesa SA (Energy)..........................................        24,524          388,390
                       Fomento de Construcciones y Contratas SA (Industrial &
                         Commercial)...............................................         5,382          158,381
                       Gas Natural SDG, SA (Utilities).............................        37,688          711,164
                       Grupo Dragados SA (Industrial & Commercial).................         7,828          159,406
                       Grupo Ferrovial SA (Industrial & Commercial)................           552           15,587
                       Iberdrola SA (Energy).......................................        21,217          362,469
                       Repsol YPF, SA (Energy).....................................        31,285          500,735
                       Sociedad General de Aguas de Barcelona SA (Utilities).......         5,668           74,677
                       Telefonica SA (Information Technology)......................       156,380        1,824,963
                       Union Fenosa SA (Energy)....................................         5,474           90,812
                       Vallehermoso SA (Real Estate)...............................         8,406           94,416
                                                                                                      -------------
                                                                                                         7,273,909
                                                                                                      -------------
                       SWEDEN -- 1.9%
                       Assa Abloy AB (Consumer Staples)............................         2,673           27,969
                       Atlas Copco AB, Class A (Industrial & Commercial)...........         4,385          127,513
                       Atlas Copco AB, Class B (Industrial & Commercial)...........         2,385           65,001
                       Electrolux AB, Class B (Consumer Discretionary).............        10,900          225,456
                       Hennes & Mauritz AB, Class B (Consumer Discretionary).......        27,300          581,282
                       Holmen AB, Class B (Materials)..............................         2,100           60,045
                       Nordea AB (Finance).........................................        56,726          275,386
                       Sandvik AB (Industrial & Commercial)........................         8,504          236,426
                       Securitas AB, Class B (Industrial & Commercial).............        13,044          152,359
                       Skandia Forsakrings AB (Finance)............................        34,669          107,986

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       SWEDEN (continued)
                       Skandinaviska Enskilda Banken AB (Finance)..................         9,377     $    101,541
                       Skanska AB, Class B (Industrial & Commercial)...............        15,663           99,098
                       SKF AB, Class B (Materials).................................         2,763           83,036
                       SSAB Svenskt Stal AB, Class A (Materials)...................         3,000           38,691
                       Svenska Cellulosa AB, Class B (Materials)...................         3,927          130,679
                       Svenska Handelsbanken AB, Series A (Finance)................        17,010          272,155
                       Swedish Match AB (Consumer Staples).........................         6,500           44,684
                       Tele2 AB, Class B (Information Technology)+.................           600           21,499
                       Telefonaktiebolaget LM Ericsson (Information Technology)+...       287,622          412,943
                       Telia AB (Information Technology)...........................        71,689          295,691
                       Volvo AB, Class A (Consumer Discretionary)..................         1,769           41,648
                       Volvo AB, Class B (Consumer Discretionary)..................         6,615          161,775
                       WM-data AB, Class B (Information Technology)+...............         8,900           12,345
                                                                                                      -------------
                                                                                                         3,575,208
                                                                                                      -------------
                       SWITZERLAND -- 7.9%
                       ABB, Ltd. (Industrial & Commercial)+........................        10,187           44,351
                       Adecco SA (Industrial & Commercial).........................         6,935          333,231
                       Centerpulse AG (Healthcare)+................................           100           27,374
                       Ciba Specialty Chemicals AG (Materials)+....................         2,000          135,197
                       Clariant AG (Materials)+....................................         3,800           43,573
                       Credit Suisse Group (Finance)...............................        38,434        1,207,402
                       Givaudan SA (Materials).....................................           284          115,994
                       Holcim Ltd. (Materials).....................................         4,210          174,708
                       Kudelski SA (Information Technology)+.......................           100            2,312
                       Logitech International (Information Technology)+............           530           15,203
                       Lonza Group AG (Materials)..................................         1,098           53,319
                       Nestle SA (Consumer Staples)................................        14,446        2,881,733
                       Novartis AG (Healthcare)....................................        73,803        2,845,087
                       Oerlikon Buhrle Holding AG (Industrial & Commercial)........           100            8,991
                       Roche Holding AG (Healthcare)...............................        25,418        2,384,790
                       SGS Societe Generale de Surveillance Holding SA, Series B
                         (Industrial & Commercial).................................           298          137,984
                       Sulzer AG (Industrial & Commercial).........................            31            4,898
                       Swatch Group AG, Class B (Consumer Discretionary)...........         1,041           95,494
                       Swatch Group AG (Consumer Discretionary)....................         1,084           20,085
                       Swiss Reinsurance (Finance).................................        12,772          808,042
                       Swisscom AG (Information Technology)........................         1,319          365,869
                       Syngenta AG (Materials).....................................         3,053          167,926
                       UBS AG (Finance)............................................        45,906        2,687,083
                       Valora Holding AG (Consumer Discretionary)..................            90           18,085
                       Zurich Financial Services AG (Finance)+.....................         3,930          487,834
                                                                                                      -------------
                                                                                                        15,066,565
                                                                                                      -------------
                       THAILAND -- 0.0%
                       Advance Agro Public Co., Ltd. (Materials)+..................           660              244
                       CMIC Finance & Security Public Co., Ltd. (Finance)+(2)......         6,700                0
                       Finance One Public Co., Ltd. (Finance)+(2)..................        37,700                0
                       General Finance & Securities Public Co., Ltd.
                         (Finance)+(2).............................................         7,650                0
                       Univest Land Public Co., Ltd. (Real Estate)+(2).............        22,500                0
                                                                                                      -------------
                                                                                                               244
                                                                                                      -------------
                       UNITED KINGDOM -- 22.0%
                       AMEC, PLC (Industrial & Commercial).........................         2,975           12,770
                       Amersham, PLC (Healthcare)..................................        22,374          177,501
                       ARM Holdings, PLC (Information Technology)+.................        11,041           15,813
                       AstraZeneca, PLC (Healthcare)...............................        43,600        1,742,100
                       Aviva, PLC (Finance)........................................        20,108          166,966
                       BAA, PLC (Industrial & Commercial)..........................        37,229          280,973
                       BAE Systems, PLC (Industrial & Commercial)..................       218,419          542,158
                       Barclays, PLC (Finance).....................................       185,675        1,399,075

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       BG Group, PLC (Energy)......................................        94,011     $    409,975
                       BHP Billiton, PLC (Materials)...............................        63,791          381,097
                       BICC, PLC (Industrial & Commercial).........................         3,272            9,899
                       BOC Group, PLC (Materials)..................................        13,376          184,036
                       Boots Group, PLC (Consumer Discretionary)...................        13,098          139,426
                       BP, PLC (Energy)............................................       632,886        4,338,554
                       BPB, PLC (Materials)........................................        10,162           51,347
                       Brambles Industries, PLC (Industrial & Commercial)..........        32,655           96,164
                       British Airways, PLC (Information & Entertainment)+.........        50,928          141,574
                       British American Tobacco, PLC (Consumer Staples)............        47,006          479,571
                       British Sky Broadcasting Group, PLC (Information &
                         Entertainment)+...........................................        39,071          442,941
                       BT Group, PLC (Information Technology)......................       294,112          926,455
                       Bunzl, PLC (Industrial & Commercial)........................        12,748           88,877
                       Cadbury Schweppes, PLC (Consumer Staples)...................        82,716          501,812
                       Capita Group, PLC (Industrial & Commercial).................        37,341          147,218
                       Carlton Communications, PLC (Information & Entertainment)...        13,192           35,027
                       Carnival, PLC (Information & Entertainment).................         6,077          193,235
                       Centrica, PLC (Utilities)...................................        59,250          168,999
                       Compass Group, PLC (Consumer Staples).......................        75,063          403,443
                       Davis Service Group PLC (Industrial & Commercial)...........         3,043           18,363
                       De La Rue, PLC (Industrial & Commercial)....................        18,241           81,162
                       Diageo, PLC (Consumer Staples)..............................       146,272        1,495,845
                       Dixons Group, PLC (Consumer Discretionary)..................        59,630          123,784
                       Electrocomponents, PLC (Information Technology).............         3,673           20,392
                       EMI Group, PLC (Information & Entertainment)................        16,722           39,287
                       Friends Provident PLC (Finance).............................        20,497           45,270
                       GKN, PLC (Consumer Discretionary)...........................        22,074           83,120
                       GlaxoSmithKline, PLC (Healthcare)...........................       178,330        3,420,665
                       Granada, PLC (Information & Entertainment)..................        58,481           94,108
                       GUS, PLC (Consumer Discretionary)...........................        37,572          441,364
                       Hanson, PLC (Materials).....................................        19,436          114,472
                       Hays, PLC (Industrial & Commercial).........................        89,746          150,196
                       HBOS, PLC (Finance).........................................       122,754        1,530,901
                       Hilton Group, PLC (Information & Entertainment).............        72,522          229,028
                       HSBC Holdings, PLC (Finance)................................       264,819        3,281,329
                       IMI, PLC (Industrial & Commercial)..........................         3,209           16,628
                       Imperial Chemical Industries, PLC (Materials)...............        31,500           86,806
                       Imperial Tobacco Group, PLC (Consumer Staples)..............        20,915          329,160
                       Intercontinental Hotel Group, PLC (Real Estate)+............        32,427          243,166
                       J Sainsbury, PLC (Consumer Discretionary)...................        30,647          130,567
                       Johnson Matthey, PLC (Multi-industry).......................         6,333           93,299
                       Kesa Electricals PLC (Consumer Discretionary)+..............         8,162           26,925
                       Kidde, PLC (Industrial & Commercial)........................         6,254            9,007
                       Kingfisher PLC (Consumer Discretionary).....................        35,712          161,197
                       Legal & General Group, PLC (Finance)........................       139,403          226,010
                       Lloyds TSB Group, PLC (Finance).............................       156,446        1,215,966
                       Logica, PLC (Information Technology)........................         9,088           24,423
                       Marks & Spencer Group, PLC (Consumer Discretionary).........        78,185          392,544
                       Misys, PLC (Information Technology).........................        16,586           72,597
                       Mitchells & Butler, PLC (Consumer Discretionary)+...........        32,427          124,844
                       National Grid Group, PLC (Utilities)........................        90,114          559,744
                       Pearson, PLC (Information & Entertainment)..................        16,683          156,514
                       Peninsular & Oriental Steam Navigation Co. (Industrial &
                         Commercial)...............................................        20,229           74,871
                       Pilkington, PLC (Materials).................................         7,539            9,978
                       Prudential, PLC (Finance)...................................        42,872          295,103
                       Reckitt & Colman, PLC (Consumer Staples)....................        28,704          528,419
                       Reed International, PLC (Information & Entertainment).......        26,522          204,327
                       Rentokil Initial, PLC (Industrial & Commercial).............       101,764          314,007
                       Reuters Group, PLC (Information & Entertainment)............        30,285          122,568
                       Rexam, PLC (Materials)......................................        12,618           83,656
                       Rio Tinto, PLC (Materials)..................................        28,299          587,450
                       RMC Group, PLC (Materials)..................................         5,863           51,278
                       Rolls-Royce Group, PLC (Industrial & Commercial)............       103,313          253,533

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Royal & Sun Alliance Insurance Group, PLC (Finance).........        12,827     $     31,323
                       Royal Bank of Scotland Group, PLC (Finance).................        76,970        2,176,222
                       Sage Group, PLC (Information Technology)....................        30,477           90,363
                       Scottish & Newcastle, PLC (Consumer Staples)................        19,274          114,603
                       Scottish and Southern Energy, PLC (Energy)..................        23,260          231,504
                       Scottish Power, PLC (Energy)................................        50,973          297,753
                       Securicor PLC (Industrial & Commercial).....................         7,143            8,678
                       Serco Group, PLC (Industrial & Commercial)..................        24,848           62,349
                       Severn Trent Water, PLC (Utilities).........................        13,927          150,716
                       Shell Transport & Trading Co., PLC (Energy).................       133,997          839,871
                       Smith & Nephew, PLC (Healthcare)............................        13,737           82,012
                       Smiths Industries, PLC (Industrial & Commercial)............         4,657           54,856
                       Tate & Lyle, PLC (Consumer Staples).........................         8,859           49,397
                       Tesco, PLC (Consumer Staples)...............................       112,360          389,193
                       Unilever, PLC (Consumer Staples)............................       123,143        1,011,615
                       Vodafone Group, PLC (Information Technology)................     2,499,704        4,746,576
                       Wolseley, PLC (Industrial & Commercial).....................         4,418           47,935
                       WPP Group, PLC (Industrial & Commercial)....................        23,598          209,616
                       Yorkshire Water, PLC (Industrial & Commercial)..............        15,744          111,791
                                                                                                      -------------
                                                                                                        41,747,252
                                                                                                      -------------
                       TOTAL COMMON STOCK (cost $192,929,730)......................                    177,295,760
                                                                                                      -------------
                                         PREFERRED STOCK -- 0.2%
                       --------------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.1%
                       News Corp., Ltd. (Information & Entertainment)..............        50,660          321,339
                                                                                                      -------------
                       GERMANY -- 0.1%
                       Henkel KGaA (Consumer Staples)..............................           400           25,137
                       Porsche AG (Consumer Discretionary).........................           268          109,571
                                                                                                      -------------
                                                                                                           134,708
                                                                                                      -------------
                       SWITZERLAND -- 0.0%
                       Schindler Holdings AG (Industrial & Commercial)+............            40            6,843
                                                                                                      -------------
                       TOTAL PREFERRED STOCK (cost $519,578).......................                        462,890
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $193,449,308).............                    177,758,650
                                                                                                      -------------

---------------------

                                                                                       PRINCIPAL
                                       REPURCHASE AGREEMENT -- 4.5%                      AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.40%, dated 07/31/03 to be repurchased
                         08/01/03 in the amount of $8,600,096 and collateralized by
                         $7,060,000 of United States Treasury Bonds, bearing
                         interest at 7.25% due 05/15/16 having approximate value of
                         $8,775,453@ (cost $8,600,000).............................   $ 8,600,000     $  8,600,000
                                                                                                      -------------
                       TOTAL INVESTMENTS --
                         (cost $202,049,308)                98.2%                                      186,358,650
                       Other assets less liabilities --      1.8                                         3,348,740
                                                           ------                                     -------------
                       NET ASSETS --                       100.0%                                     $189,707,390
                                                           ------                                     =============
                                                           ------

              -----------------------------

               +  Non-income producing security.

              ADR -- American Depository Receipt.

              (1) Consists of more than one class of securities traded together as a unit.

              (2) Fair valued security; See Note 2.

              @ The security or a portion thereof represents collateral for the following open futures contracts:

              OPEN FUTURES CONTRACTS

                       -----------------------------------------------------------------------------------------------
                                                                                          VALUE AS OF     UNREALIZED
                       NUMBER OF                                              VALUE AT     JULY 31,      APPRECIATION
                       CONTRACT         DESCRIPTION        EXPIRATION DATE   TRADE DATE      2003       (DEPRECIATION)
                       -----------------------------------------------------------------------------------------------
                       158 Long   CAC40 10 Euro Future     September 2003    $5,728,127   $5,771,548      $ 43,421
                       25 Long    IBEX 35 INDEX Future     September 2003     1,988,706    2,030,738        42,032
                       43 Long    TOPIX Index Future       September 2003     3,435,342    3,349,538       (85,804)
                                                                                                          ---------
                                                                                                          $   (351)
                                                                                                          =========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                       -------------------------------------------------------------------
                           CONTRACT              IN           DELIVERY    GROSS UNREALIZED
                          TO DELIVER        EXCHANGE FOR        DATE        APPRECIATION
                       -------------------------------------------------------------------
                       *AUD   3,007,759   USD    1,972,398    9/10/2003      $   33,771
                       *EUR  55,081,239   USD   63,843,597    9/10/2003       2,050,179
                       *GBP   4,182,000   USD    6,846,325    9/10/2003         134,310
                                                                             ----------
                                                                             $2,218,260
                                                                             ----------

                       ---------------------------------------------------------------------
                           CONTRACT               IN            DELIVERY    GROSS UNREALIZED
                          TO DELIVER         EXCHANGE FOR         DATE        DEPRECIATION
                       ---------------------------------------------------------------------
                       *USD    1,959,254   AUD     3,007,759    9/10/2003     $   (20,628)
                       *USD   71,883,030   EUR    61,832,446    9/10/2003      (2,515,707)
                       *USD    6,913,171   GBP     4,182,000    9/10/2003        (201,155)
                       *USD    5,657,205   JPY   666,064,207    9/10/2003        (118,931)
                       *JPY  282,150,000   USD     2,343,049    9/10/2003          (3,007)
                       JPY   436,966,021   USD     3,638,500   11/04/2003          (1,211)
                                                                              ------------
                                                                              $(2,860,639)
                                                                              ------------
                       Net Unrealized Appreciation (Depreciation)........     $  (642,379)
                                                                              ============

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                       AUD  --   Australian Dollar
                       EUR  --   Euro Dollar
                       GBP  --   Pound Sterling
                       JPY  --   Japanese Yen
                                 United States
                       USD  --   Dollar

              See Notes to Financial Statements.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO             INVESTMENT PORTFOLIO -- JULY 31, 2003

    Putnam Investment Management, LLC                                (UNAUDITED)

                                          COMMON STOCK -- 89.6%                          SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       BRAZIL -- 4.2%
                       Companhia Energetica de Minas Gerais ADR (Energy)...........        19,833     $   178,299
                       Companhia Vale do Rio Doce ADR (Materials)..................        17,245         548,736
                       Companhia Vale do Rio Doce ADR (Materials)..................        10,952         381,458
                       Gerdau SA ADR (Materials)...................................        18,460         212,844
                       Petroleo Brasileiro SA ADR (Energy).........................        40,251         816,693
                       Tele Norte Leste Participacoes SA ADR
                         (Telecommunications)......................................        62,398         687,626
                       Tractebel Energia SA (Utilities)............................           496               1
                       Uniao de Bancos Brasileiros SA GDR (Finance)................        25,822         447,495
                                                                                                      ------------
                                                                                                        3,273,152
                                                                                                      ------------

                       CHILE -- 0.6%
                       Compania de Telecomunicaciones de Chile SA ADR
                         (Utilities)...............................................        19,297         254,913
                       Empresa Nacional de Electricidad SA ADR (Energy)+...........        24,800         230,392
                                                                                                      ------------
                                                                                                          485,305
                                                                                                      ------------

                       CHINA -- 0.4%
                       Aluminium Corporation of China, Ltd. (Materials)............       390,000         115,011
                       Anhui Conch Cement Co., Ltd. (Materials)....................       282,000         195,250
                                                                                                      ------------
                                                                                                          310,261
                                                                                                      ------------
                       CZECH REPUBLIC -- 0.6%
                       Cesky Telecom AS (Telecommunications).......................        16,992         172,819
                       Komercni Banka AS (Finance).................................         4,390         322,295
                                                                                                      ------------
                                                                                                          495,114
                                                                                                      ------------
                       HONG KONG -- 6.8%
                       Byd Co., Ltd. (Information Technology)......................        65,000         161,266
                       Cheung Kong Infrastructure Holdings, Ltd. (Industrial &
                         Commercial)...............................................        69,000         141,994
                       China Merchants Holdings International Co., Ltd.
                         (Finance).................................................       280,000         256,691
                       China Mobile (Hong Kong), Ltd. (Telecommunications).........       416,500       1,070,722
                       China Petroleum & Chemical Corp. (Energy)...................     1,224,000         333,494
                       China Shipping Development Co., Ltd. (Industrial &
                         Commercial)...............................................       754,000         304,529
                       China Telecom Corp. (Telecommunications)....................       614,000         165,324
                       China Telecom Corp., Ltd. ADR (Telecommunications)+.........         7,858         212,637
                       Citic Pacific, Ltd. (Industrial & Commercial)...............        98,000         187,851
                       CNOOC, Ltd. (Energy)........................................       200,000         344,905
                       Comba Telecom Systems Holdings, Ltd.
                         (Telecommunications)+.....................................       566,000         172,356
                       Cosco Pacific, Ltd. (Industrial & Commercial)...............       274,000         291,592
                       Denway Motors, Ltd. (Consumer Discretionary)................       394,000         210,911
                       Huaneng Power International, Inc. (Energy)..................       189,000         256,871
                       Legend Holdings, Ltd. (Telecommunications)..................       588,000         229,945
                       PetroChina Co., Ltd. (Energy)...............................     1,636,000         487,701
                       TPV Technology, Ltd. (Information Technology)...............       474,000         182,325
                       Yanzhou Coal Mining, Ltd. (Energy)..........................       518,000         259,025
                                                                                                      ------------
                                                                                                        5,270,139
                                                                                                      ------------

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       HUNGARY -- 0.7%
                       Gedeon Richter Rt. (Finance)................................         2,212     $   171,156
                       MOL Magyar Olaj-es Gazipari Rt. (Energy)....................         7,600         187,132
                       OTP Bank Rt. (Finance)+.....................................         1,482          28,128
                       OTP Bank, Ltd. ADR (Finance)+*..............................         6,280         119,194
                                                                                                      ------------
                                                                                                          505,610
                                                                                                      ------------
                       INDIA -- 6.6%
                       Bharat Heavy Electricals, Ltd. (Industrial & Commercial)....        26,273         150,257
                       Dr. Reddy's Laboratories, Ltd. ADR (Healthcare).............         5,300         132,712
                       HDFC Bank, Ltd. ADR (Finance)...............................        10,350         229,977
                       HDFC Bank, Ltd. (Finance)...................................        75,017         433,748
                       Hindalco Industries, Ltd. (Materials).......................        15,507         275,342
                       Hindustan Lever, Ltd. (Consumer Staples)....................        51,515         190,136
                       Housing Development Finance Corp., Ltd. (Finance)...........        64,570         576,088
                       ICICI Bank, Ltd. (Finance)+.................................        29,352         100,981
                       ICICI Bank, Ltd. ADR (Finance)+.............................        31,149         260,094
                       Infosys Technologies, Ltd. (Telecommunications).............         8,163         636,271
                       ITC, Ltd. (Consumer Staples)................................        16,674         259,098
                       Ranbaxy Laboratories, Ltd. (Healthcare).....................        22,446         394,777
                       Reliance Industries, Ltd. (Materials).......................       110,864         859,136
                       Tata Engineering & Locomotive Co., Ltd. (Consumer
                         Discretionary)............................................        90,937         445,118
                       Zee Telefilms, Ltd. (Information & Entertainment)...........        86,700         227,846
                                                                                                      ------------
                                                                                                        5,171,581
                                                                                                      ------------
                       INDONESIA -- 1.8%
                       PT Astra International Tbk (Consumer Discretionary)+........       265,000         118,331
                       PT Bank Central Asia Tbk (Finance)..........................       445,000         145,109
                       PT Bank Danamon Indonesia Tbk (Finance).....................       536,000          89,753
                       PT Bank Mandiri Persero Tbk (Finance)+......................     2,240,000         203,995
                       PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples).........       499,500         240,652
                       PT Telekomunikasi Indonesia Tbk (Telecommunications)........       747,200         386,332
                       PT Unilever Indonesia Tbk (Consumer Staples)................        58,000         181,293
                                                                                                      ------------
                                                                                                        1,365,465
                                                                                                      ------------
                       ISRAEL -- 2.3%
                       Check Point Software Technologies, Ltd. (Information
                         Technology)+..............................................        15,207         270,532
                       Teva Pharmaceutical Industries, Ltd. ADR (Healthcare).......        25,810       1,479,945
                                                                                                      ------------
                                                                                                        1,750,477
                                                                                                      ------------

                       KOREA -- 0.7%
                       Amorepacific Corp. (Consumer Staples).......................         1,270         154,917
                       Cowon Systems, Inc. (Information Technology)................         3,097          50,108
                       Fine DNC Co., Ltd. (Information Technology).................        10,775         181,181
                       Kangwon Land (Information & Entertainment)..................         1,270         140,609
                                                                                                      ------------
                                                                                                          526,815
                                                                                                      ------------
                       LUXEMBOURG -- 0.2%
                       Tenaris SA ADR (Energy)+....................................         7,100         179,843
                                                                                                      ------------
                       MALAYSIA -- 3.7%
                       British American Tobacco Malaysia Berhad (Consumer
                         Staples)..................................................         7,800          82,618
                       Commerce Asset-Holding Berhad (Finance).....................       155,000         149,289
                       Gamuda Berhad (Industrial & Commercial).....................       176,000         298,737
                       Genting Berhad (Information & Entertainment)................        72,600         296,132
                       IJM Corp. Berhad (Consumer Discretionary)...................       118,000         154,642
                       IOI Corp. Berhad (Materials)................................       142,000         220,474
                       Malayan Banking Berhad (Finance)............................       163,900         386,028
                       Maxis Communications Berhad (Telecommunications)............       107,600         169,895

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       MALAYSIA (continued)
                       PLUS Expressways Berhad (Industrial & Commercial)+..........       236,000     $   155,884
                       Public Bank Berhad (Finance)................................       409,531         236,019
                       Resorts World Berhad (Information & Entertainment)..........       123,000         326,921
                       Sime Darby Berhad (Industrial & Commercial).................       137,000         182,066
                       Tanjong, PLC (Information & Entertainment)..................        88,000         230,421
                                                                                                      ------------
                                                                                                        2,889,126
                                                                                                      ------------
                       MEXICO -- 7.2%
                       America Movil SA de CV, Series L ADR (Telecommunications)...        53,443       1,193,917
                       Cemex SA de CV ADR (Materials)..............................        36,578         863,241
                       Consorcio ARA SA de CV (Real Estate)+.......................        93,718         210,124
                       Fomento Economico Mexicano SA de CV ADR (Consumer
                         Staples)..................................................        10,195         391,590
                       Grupo Financiero BBVA Bancomer SA de CV, Series B
                         (Finance)+................................................       645,735         540,633
                       Grupo Televisa SA ADR (Information & Entertainment).........        12,605         472,687
                       Telefonos de Mexico SA de CV ADR (Utilities)................        42,032       1,297,108
                       Wal-Mart de Mexico SA de CV, Series C (Consumer
                         Discretionary)............................................       105,298         281,910
                       Wal-Mart de Mexico SA de CV, Series V (Consumer
                         Discretionary)............................................       127,213         378,131
                                                                                                      ------------
                                                                                                        5,629,341
                                                                                                      ------------
                       PHILIPPINES -- 0.4%
                       Ayala Land, Inc. (Real Estate)..............................     1,171,200         136,845
                       Philippine Long Distance Telephone Co.
                         (Telecommunications)+.....................................         7,900          76,440
                       SM Prime Holdings, Inc. (Real Estate).......................     1,137,768         120,476
                                                                                                      ------------
                                                                                                          333,761
                                                                                                      ------------
                       POLAND -- 0.7%
                       Bank Polska Kasa Opieki Grupa Pekao SA (Finance)+...........        10,751         298,061
                       Polski Koncern Naftowy Orlen SA (Energy)....................        49,143         283,895
                                                                                                      ------------
                                                                                                          581,956
                                                                                                      ------------
                       RUSSIA -- 5.0%
                       Gazprom ADR (Utilities).....................................        18,568         365,790
                       LUKOIL ADR (Energy).........................................        13,495         962,193
                       MMC Norilsk Nickel (Materials)+.............................        10,980         412,299
                       Mobile Telesystems ADR (Telecommunications).................         5,650         312,163
                       RAO Unified Energy Systems ADR (Energy).....................        18,664         494,596
                       Surgutneftegaz ADR (Energy).................................         9,100         171,626
                       YUKOS Corp. ADR (Energy)....................................        24,593       1,143,574
                                                                                                      ------------
                                                                                                        3,862,241
                                                                                                      ------------

                       SOUTH AFRICA -- 7.0%
                       African Bank Investments, Ltd. (Finance)....................       287,100         274,707
                       FirstRand, Ltd. (Finance)...................................       613,931         675,044
                       Gold Fields, Ltd. (Materials)...............................        25,774         312,471
                       Impala Platinum Holdings, Ltd. (Materials)..................        12,125         774,523
                       MTN Group, Ltd. (Telecommunications)+.......................       163,047         365,646
                       Nampak, Ltd. (Materials)....................................       125,700         223,293
                       Sanlam, Ltd. (Finance)......................................       684,047         696,356
                       Sappi, Ltd. (Materials).....................................        31,203         381,683
                       Sasol, Ltd. (Energy)........................................        65,537         721,320
                       Standard Bank Group, Ltd. (Finance).........................       219,862       1,013,309
                                                                                                      ------------
                                                                                                        5,438,352
                                                                                                      ------------
                       SOUTH KOREA -- 19.6%
                       Cheil Communications, Inc. (Industrial & Commercial)........           780          81,931
                       CJ Home Shopping Co., Ltd. (Consumer Discretionary).........         3,188         149,611
                       Daelim Industrial Co. (Industrial & Commercial).............        16,920         303,858
                       Daewoo Shipbuilding & Marine Engineering Co., Ltd.
                         (Industrial & Commercial)+................................        46,020         391,784
                       Daishin Securities Co. (Finance)............................         8,690         148,698

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       SOUTH KOREA (continued)
                       Hyundai Mobis (Consumer Discretionary)......................         8,780     $   252,504
                       Hyundai Motor Co., Ltd. (Consumer Discretionary)............        21,490         640,786
                       KH Vatec Co., Ltd. (Information Technology).................         1,931          80,642
                       Kookmin Bank (Finance)......................................        31,992       1,050,140
                       Korea Electric Power Corp. (Utilities)......................        32,010         511,130
                       KT Corp. (Telecommunications)...............................         6,540         245,423
                       KT Corp. ADR (Telecommunications)...........................        31,370         595,716
                       KT&G Corp. (Consumer Staples)+*.............................        35,038         292,567
                       LG Chem, Ltd. (Materials)...................................        10,600         417,535
                       LG Electronics, Inc. (Industrial & Commercial)..............        10,210         438,498
                       LG Investment & Securities Co., Ltd. (Finance)..............        15,330         177,909
                       POSCO (Materials)...........................................         4,430         532,876
                       POSCO ADR (Materials).......................................        26,412         805,566
                       Samsung Electronics Co., Ltd. (Information Technology)......        15,046       5,302,106
                       Samsung Fire & Marine Insurance Co. (Finance)...............         6,520         325,310
                       Samsung SDI Co., Ltd. (Information Technology)..............         3,550         329,288
                       Samsung Securities Co., Ltd. (Finance)......................         7,080         170,028
                       Shinhan Financial Group Co., Ltd. (Finance).................        21,720         273,225
                       Shinsegae Co., Ltd. (Consumer Discretionary)................         2,230         407,086
                       SK Telecom Co., Ltd. (Telecommunications)...................         4,910         852,647
                       SK Telecom Co., Ltd. ADR (Telecommunications)...............        18,733         363,608
                       You Eal Electronic Co., Ltd. (Information Technology).......         5,937         144,087
                                                                                                      ------------
                                                                                                       15,284,559
                                                                                                      ------------
                       TAIWAN -- 13.2%
                       Acer, Inc. (Information Technology).........................       172,000         267,811
                       Ambit Microsystems Corp. (Information Technology)...........        50,600         148,737
                       ASE Test, Ltd. (Information Technology)+....................        30,503         206,200
                       Asustek Computer, Inc. (Information Technology).............       104,151         339,491
                       Cathay Financial Holding Co., Ltd. (Finance)+...............        43,000         498,370
                       China Steel Corp. (Materials)...............................       203,000         142,974
                       Chinatrust Financial Holding Co., Ltd. (Finance)............       306,319         239,813
                       Chunghwa Telecom Co., Ltd. ADR (Telecommunications).........        26,330         363,091
                       Compal Electronics, Inc. (Information Technology)...........       513,130         731,763
                       CyberTAN Technology, Inc. (Information Technology)..........        53,000         109,517
                       Delta Electronics, Inc. (Utilities).........................       137,550         189,752
                       Far Eastern Textile, Ltd. (Consumer Discretionary)..........       370,000         163,679
                       Formosa Plastic Corp. (Materials)...........................       248,008         337,077
                       Fubon Financial Holding Co., Ltd. (Finance)+................       338,034         255,788
                       Hon Hai Precision Industry Co., Ltd. (Information
                         Technology)...............................................       157,408         719,239
                       MediaTek, Inc. (Information Technology).....................        35,000         418,655
                       Nan Ya Plastic Corp. (Materials)............................       324,508         363,608
                       Oriental Union Chemical (Materials).........................       200,880         224,499
                       Polaris Securities Co., Ltd. (Finance)+.....................       525,000         265,862
                       Realtek Semiconductor Corp. (Information Technology)+.......        54,800         111,642
                       Sampo Corp. (Information Technology)........................       349,000         164,546
                       Siliconware Precision Industries Co. (Information
                         Technology)+..............................................       311,000         214,514
                       SinoPac Holdings Co. (Finance)+.............................       589,214         205,779
                       Synnex Technology International Corp. (Information
                         Technology)...............................................       117,600         183,108
                       Taishin Financial Holdings Co., Ltd. (Finance)+.............       385,000         188,242
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)+..............................................       981,336       1,685,065
                       Tong Yang Industry Co., Ltd. (Consumer Discretionary).......       132,000         188,626
                       United Microelectronics Corp. (Information Technology)+.....       925,732         660,083
                       Wan Hai Lines, Ltd. (Industrial & Commercial)...............       151,000         150,297
                       Winbond Electronics Corp. (Telecommunications)+.............       450,000         260,623
                       Yuanta Core Pacific Securities Co. (Finance)+...............       205,000         110,375
                       Zyxel Communications Corp. (Information Technology)+........        73,000         168,903
                                                                                                      ------------
                                                                                                       10,277,729
                                                                                                      ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       THAILAND -- 2.9%
                       Advanced Info Service PCL (Telecommunications)..............       170,547     $   235,573
                       Bangkok Bank PCL (Finance)+.................................       146,500         237,247
                       BEC World PCL (Information & Entertainment).................        32,000         190,521
                       Italian-Thai Development PCL (Consumer Discretionary).......       208,200         193,375
                       Land and Houses PCL (Real Estate)+..........................     1,523,600         315,678
                       National Finance PCL (Finance)+.............................       423,400         139,150
                       PTT Exploration and Production PCL (Energy).................        45,400          86,497
                       PTT PCL (Energy)............................................        89,500         150,268
                       Siam Cement PCL (Materials)+................................       129,800         460,591
                       Thai Farmers Bank PCL (Finance)+............................       216,000         226,340
                                                                                                      ------------
                                                                                                        2,235,240
                                                                                                      ------------
                       TURKEY -- 1.3%
                       Akbank TAS (Finance)........................................   105,821,695         291,371
                       Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer
                         Staples)..................................................    11,262,639         233,075
                       Dogan Yayin Holdings AS (Information & Entertainment)+......   186,644,608         337,152
                       Hurriyet Gazetecilik ve Matbaacilik AS (Information &
                         Entertainment)+...........................................             1               0
                       Tofas Turk Otomobil Fabrikasi AS (Consumer
                         Discretionary)+...........................................   158,663,977         181,426
                                                                                                      ------------
                                                                                                        1,043,024
                                                                                                      ------------
                       UNITED KINGDOM -- 3.7%
                       Anglo American, PLC (Materials).............................       145,582       2,532,464
                       Old Mutual, PLC (Finance)...................................       223,515         342,595
                                                                                                      ------------
                                                                                                        2,875,059
                                                                                                      ------------
                       TOTAL COMMON STOCK (cost $59,384,330).......................                    69,784,150
                                                                                                      ------------
                                         PREFERRED STOCK -- 4.8%
                       -------------------------------------------------------------------------------------------
                       BRAZIL -- 4.2%
                       Banco Bradesco SA (Finance).................................            47               0
                       Banco Bradesco SA ADR (Finance).............................        17,258         347,749
                       Banco Itau SA ADR (Finance).................................        14,152         506,358
                       Bradespar SA (Industrial & Commercial)+.....................           190               0
                       Brasil Telecom Participacoes SA ADR (Information
                         Technology)...............................................        15,591         513,723
                       Companhia de Bebidas das Americas ADR (Consumer Staples)....        36,254         719,642
                       Companhia Energetica de Minas Gerais (Energy)...............           611               6
                       Companhia Paulista de Forca e Luz, Pref 'A' (Utilities).....            68               1
                       Companhia Paulista de Forca e Luz, Pref 'C' (Utilities).....            40               1
                       CPFL Geracao de Energia SA (Utilities)+.....................           116               0
                       Petroleo Brasileiro SA ADR (Energy).........................        64,825       1,231,027
                       Tractebel Energia SA, Pref 'B' (Utilities)..................           504               1
                                                                                                      ------------
                                                                                                        3,318,508
                                                                                                      ------------
                       SOUTH KOREA -- 0.6%
                       Samsung Electronics Co., Ltd. (Information Technology)......         2,630         442,232
                                                                                                      ------------
                       TOTAL PREFERRED STOCK (cost $3,263,893).....................                     3,760,740
                                                                                                      ------------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                                                                      (DENOMINATED
                                                                                        IN LOCAL
                                          BONDS & NOTES -- 0.0%                        CURRENCY)
                       -------------------------------------------------------------------------------------------
                       INDIA -- 0.0%
                       Hindustan Lever, Ltd. 9.00% 2005(1) (cost $0)...............   INR 233,892             304
                                                                                                      ------------


---------------------

                                              RIGHTS -- 0.0%                             SHARES          VALUE
                       -------------------------------------------------------------------------------------------
                       THAILAND -- 0.0%
                       TelecomAsia Corp., PCL+(1)(2) (cost $0).....................   THB 124,768     $         0
                                                                                                      ------------

                                      EXCHANGE TRADED FUNDS -- 2.2%
                       -------------------------------------------------------------------------------------------
                       UNITED STATES -- 2.2%
                       iShares MSCI Emerging Markets Index+ (cost $1,652,760)......        13,228       1,675,988
                                                                                                      ------------

                       TOTAL INVESTMENT SECURITIES (cost $64,300,983)..............                    75,221,182
                                                                                                      ------------

                       TOTAL INVESTMENTS --
                         (cost $64,300,983)                 96.6%                                      75,221,182
                       Other assets less liabilities --      3.4                                        2,629,251
                                                           ------                                     ------------
                       NET ASSETS --                       100.0%                                     $77,850,433
                                                           ------                                     ============
                                                           ------

              -----------------------------

              + Non-income producing security.

              * Securities exempt from registration under Rule 144A of the
                Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2003, the aggregate value of these securities was $411,761 representing 0.53% of net assets.

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              (1) Fair valued security; See Note 2.

              (2) Foreign shares.

              INR -- Indian Rupee

              THB -- Thai Baht

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO                INVESTMENT PORTFOLIO -- JULY 31, 2003
    Templeton Investment Counsel, LLC                                (UNAUDITED)

                                          COMMON STOCK -- 92.7%                       SHARES      VALUE
                       ------------------------------------------------------------------------------------
                       AUSTRALIA -- 3.5%
                       APN News & Media (Information & Entertainment)..............    22,320  $    53,597
                       Australia & New Zealand Banking Group, Ltd. (Finance).......    31,681      374,226
                       Iluka Resources, Ltd. (Materials)...........................    57,150      160,168
                       Mayne Nickless, Ltd. (Industrial & Commercial)..............   153,440      299,929
                       WMC Resources, Ltd. (Materials).............................   111,390      348,229
                       WMC Resources, Ltd. (Materials)+............................    13,370       32,192
                                                                                               ------------
                                                                                                 1,268,341
                                                                                               ------------
                       BERMUDA -- 1.0%
                       XL Capital, Ltd., Class A (Finance).........................     4,690      372,855
                                                                                               ------------

                       CANADA -- 4.0%
                       Alcan, Inc. (Materials).....................................     8,343      290,073
                       BCE, Inc. (Information Technology)..........................    24,930      553,469
                       Celestica, Inc. (Information Technology)+...................    21,550      330,690
                       Husky Energy, Inc. (Energy).................................    21,320      282,328
                                                                                               ------------
                                                                                                 1,456,560
                                                                                               ------------
                       FINLAND -- 2.6%
                       Metsa-Serla Oyj, Class B (Materials)........................    23,270      190,799
                       Stora Enso Oyj (Materials)..................................    31,620      390,494
                       UPM-Kymmene Oyj (Materials).................................    22,564      367,993
                                                                                               ------------
                                                                                                   949,286
                                                                                               ------------
                       FRANCE -- 7.7%
                       Aventis SA (Healthcare).....................................    10,290      516,862
                       AXA (Finance)...............................................    25,315      435,037
                       Michelin SA, Class B (Consumer Discretionary)...............    12,910      467,207
                       Pechiney SA, Class A (Materials)............................     8,270      422,736
                       Suez SA (Utilities).........................................    29,420      468,572
                       TotalFinaElf SA, Class B (Energy)...........................     2,640      390,820
                       Valeo SA (Consumer Discretionary)...........................     1,550       56,442
                                                                                               ------------
                                                                                                 2,757,676
                                                                                               ------------
                       GERMANY -- 8.1%
                       BASF AG (Materials).........................................    10,869      518,232
                       Bayer AG (Materials)........................................    13,150      313,126
                       Deutsche Post AG (Industrial & Commercial)..................    42,934      644,748
                       E.ON AG (Energy)............................................    11,540      596,499
                       Gehe AG (Healthcare)........................................     4,200      171,196
                       Muenchener Rueckversicherungs-Gesellschaft AG (Finance).....     1,121      127,296
                       Volkswagen AG (Consumer Discretionary)......................    12,980      556,632
                                                                                               ------------
                                                                                                 2,927,729
                                                                                               ------------
                       HONG KONG -- 3.1%
                       Cheung Kong (Holdings), Ltd. (Real Estate)..................    58,000      381,126
                       CLP Holdings, Ltd. (Energy).................................    40,500      178,632
                       Hutchison Whampoa, Ltd. (Industrial & Commercial)...........    55,000      359,650
                       Swire Pacific Ltd., Class A (Industrial & Commercial).......    41,500      189,961
                                                                                               ------------
                                                                                                 1,109,369
                                                                                               ------------
                       INDIA -- 0.1%
                       Satyam Computer Services ADR (Information Technology).......     1,600       17,200
                                                                                               ------------

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES      VALUE
                       ------------------------------------------------------------------------------------
                       ISRAEL -- 1.9%
                       Check Point Software Technologies, Ltd. (Information
                         Technology)+..............................................    23,950  $   426,070
                       Teva Pharmaceutical Industries, Ltd. ADR (Healthcare).......     4,440      254,590
                                                                                               ------------
                                                                                                   680,660
                                                                                               ------------
                       ITALY -- 3.9%
                       Banca Nazionale del Lavoro SpA (Finance)+...................   124,240      206,389
                       Eni SpA (Energy)............................................    40,570      597,400
                       Riunione Adriatica di Sicurta SpA (Finance).................    21,335      332,373
                       Sanpaolo IMI SpA (Finance)..................................    27,014      271,259
                                                                                               ------------
                                                                                                 1,407,421
                                                                                               ------------
                       JAPAN -- 7.8%
                       Denso Corp. (Consumer Discretionary)........................    15,000      249,118
                       East Japan Railway Co. (Industrial & Commercial)............        91      399,742
                       Hitachi, Ltd. (Information Technology)......................    48,000      212,846
                       Komatsu, Ltd. (Industrial & Commercial).....................    13,000       63,799
                       NEC Corp. (Information Technology)+.........................    60,000      369,691
                       Nippon Express Co., Ltd. (Industrial & Commercial)..........    62,000      235,798
                       Nippon Telegraph & Telephone Corp. (Information
                         Technology)...............................................        94      389,504
                       Ono Pharmaceutical Co., Ltd. (Healthcare)...................     6,500      227,777
                       Sompo Japan Insurance, Inc. (Finance).......................    46,000      264,330
                       Sony Corp. (Information & Entertainment)....................    12,600      390,268
                                                                                               ------------
                                                                                                 2,802,873
                                                                                               ------------
                       KOREA -- 2.8%
                       Korea Electric Power Corp. ADR (Utilities)..................    22,690      205,796
                       Samsung Electronics Co., Ltd. GDR (Information
                         Technology)+*.............................................     4,583      807,754
                                                                                               ------------
                                                                                                 1,013,550
                                                                                               ------------
                       MEXICO -- 1.4%
                       Telefonos de Mexico SA de CV ADR (Utilities)................    16,080      496,229
                                                                                               ------------

                       NETHERLANDS -- 7.2%
                       Akzo Nobel NV (Materials)...................................    10,264      305,160
                       IHC Caland NV (Industrial & Commercial).....................     4,350      224,020
                       ING Groep NV (Finance)......................................    27,830      562,343
                       Koninklijke Philips Electronics NV (Information
                         Technology)...............................................    29,483      620,250
                       Unilever NV (Consumer Staples)..............................     9,640      545,714
                       Wolters Kluwer NV (Information & Entertainment).............    23,460      338,601
                                                                                               ------------
                                                                                                 2,596,088
                                                                                               ------------
                       NEW ZEALAND -- 1.0%
                       Telecommunications Corp. of New Zealand Ltd. ADR
                         (Information Technology)..................................   125,490      368,979
                                                                                               ------------

                       NORWAY -- 1.1%
                       Norsk Hydro ASA, Class B (Industrial & Commercial)..........     7,715      397,648
                                                                                               ------------

                       SINGAPORE -- 0.9%
                       DBS Group Holdings, Ltd. (Finance)..........................    48,300      313,030
                                                                                               ------------

                       SOUTH KOREA -- 2.8%
                       Kookmin Bank ADR (Finance)..................................    10,020      330,462
                       KT Corp. ADR (Information Technology).......................    23,340      443,227
                       POSCO ADR (Materials).......................................     7,750      236,375
                                                                                               ------------
                                                                                                 1,010,064
                                                                                               ------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES      VALUE
                       ------------------------------------------------------------------------------------
                       SPAIN -- 5.5%
                       Banco Popular Espanol SA (Finance)..........................     3,400  $   162,684
                       Endesa SA (Energy)..........................................    23,020      364,571
                       Iberdrola SA (Energy).......................................    30,260      516,958
                       Repsol SA-ADR (Energy)......................................    25,590      405,857
                       Telefonica SA (Information Technology)......................    45,481      530,766
                                                                                               ------------
                                                                                                 1,980,836
                                                                                               ------------
                       SWEDEN -- 5.1%
                       Atlas Copco AB, Class A (Industrial & Commercial)...........    16,020      465,850
                       Holmen AB, Class B (Materials)..............................    10,090      288,500
                       Nordea AB (Finance).........................................   121,551      589,793
                       Volvo AB, Class B (Consumer Discretionary)..................    20,844      509,757
                                                                                               ------------
                                                                                                 1,853,900
                                                                                               ------------
                       SWITZERLAND -- 4.0%
                       Clariant AG (Materials)+....................................     8,600       98,613
                       Nestle SA (Consumer Staples)................................     3,161      630,566
                       Swiss Reinsurance (Finance).................................     6,094      385,547
                       UBS AG (Finance)............................................     5,770      337,744
                                                                                               ------------
                                                                                                 1,452,470
                                                                                               ------------
                       UNITED KINGDOM -- 16.2%
                       Amersham, PLC (Healthcare)..................................    54,653      433,581
                       BAE Systems, PLC (Industrial & Commercial)..................   177,840      441,433
                       BHP Billiton, PLC (Materials)...............................    77,610      463,654
                       British Airways, PLC (Information & Entertainment)+.........    82,750      230,036
                       Cable & Wireless, PLC (Information Technology)..............   189,860      354,406
                       Cadbury Schweppes, PLC (Consumer Staples)...................    46,090      279,613
                       Chubb, PLC (Information Technology).........................   159,340      188,461
                       HSBC Holdings, PLC (Finance)................................    34,400      421,220
                       Invensys, PLC (Industrial & Commercial).....................    60,870       26,447
                       Kidde, PLC (Industrial & Commercial)........................   184,883      266,275
                       Lloyds TSB Group, PLC (Finance).............................    52,640      409,141
                       Marks & Spencer Group, PLC (Consumer Discretionary).........    85,643      429,988
                       Shell Transport & Trading Co. PLC ADR (Energy)..............    12,030      455,817
                       Shire Pharmaceuticals Group, PLC (Healthcare)+..............    51,800      397,819
                       Smiths Industries, PLC (Industrial & Commercial)............    27,030      318,396
                       United Business Media, PLC (Information & Entertainment)....    63,230      404,964
                       WPP Group, PLC (Industrial & Commercial)....................    35,610      316,316
                                                                                               ------------
                                                                                                 5,837,567
                                                                                               ------------
                       UNITED STATES -- 1.1%
                       ACE, Ltd. (Finance).........................................    12,240      403,797
                                                                                               ------------
                       TOTAL INVESTMENT SECURITIES (cost $30,176,641)..............             33,474,128
                                                                                               ------------

---------------------

                                                                                     PRINCIPAL
                       SHORT-TERM SECURITIES -- 8.2%                                  AMOUNT       VALUE
                       -------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 8.2%
                       United States Treasury Bills 1.09% due 8/21/03..............   $50,000   $    49,970
                       United States Treasury Bills 0.95% due 8/28/03..............    56,000        55,960
                       United States Treasury Bills 0.86% due 9/04/03..............   254,000       253,793
                       United States Treasury Bills 0.84% due 9/25/03..............   595,000       594,226
                       United States Treasury Bills 0.86% due 10/09/03.............   360,000       359,349
                       United States Treasury Bills 0.88% due 10/16/03.............   785,000       783,437
                       United States Treasury Bills 0.94% due 10/23/03.............   755,000       753,359
                       United States Treasury Bills 0.91% due 10/30/03.............   110,000       109,739
                                                                                                ------------
                       TOTAL SHORT-TERM SECURITIES (cost $2,960,031)...............               2,959,833
                                                                                                ------------

                       TOTAL INVESTMENTS --
                         (cost $33,136,672)                100.9%                                36,433,961
                       Liabilities in excess of other
                       assets --                            (0.9)                                  (326,070)
                                                           ------                               ------------
                       NET ASSETS --                       100.0%                               $36,107,891
                                                           ------                               ============
                                                           ------

              -----------------------------

              +   Non-income producing security.

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2003, the value of these securities was $807,754 representing 2.24% of net assets.

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JULY 31, 2003 (UNAUDITED)

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD     WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND       HIGH INCOME
   ------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*.......    $        --    $310,374,904   $132,307,475   $320,233,818   $90,670,941
   Short-term securities*.................     469,537,638     33,082,000      6,711,000            --        99,533
   Repurchase agreements (cost equals
     market)..............................             --             --             --             --     2,820,000
   Deposit with brokers for securities
     sold short...........................             --             --             --       1,659,216          --
   Cash...................................             --         162,305         75,446            --       183,760
   Foreign cash*..........................             --             --          51,168             33          --
   Due from broker........................             --             --             --             --       194,709
   Receivables for--
     Fund shares sold.....................       3,540,427        243,440         29,916        213,562       14,876
     Dividends and accrued interest.......         681,199      5,908,922      2,653,792      7,587,896    1,948,957
     Sales of investments.................             --       2,330,223      1,473,185      4,824,093    2,430,070
     Variation margin on futures
       contracts..........................             --             --         364,667            --     1,082,955
   Prepaid expenses.......................           8,338          4,364          2,104          3,469        1,206
   Due from adviser.......................             --             --             --             --           --
   Unrealized appreciation on forward
     foreign currency contracts...........             --             --       2,890,527            --        21,541
                                              -----------------------------------------------------------------------
                                               473,767,602    352,106,158    146,559,280    334,522,087   99,468,548
                                              -----------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed.................       3,415,848        815,606         93,579      6,155,779       97,442
     Purchases of investments.............             --       6,368,785      5,787,742      6,028,978    3,345,681
     Interest on securities sold short....             --             --             --          64,222          --
     Management fees......................         187,821        171,478         83,162        179,237       85,193
     Service fees--Class 2................           8,434          6,793          1,606          4,254          725
     Service fees--Class 3................           8,501          2,793            969          4,418           45
     Line of credit.......................             --             --             --       4,976,942          --
   Other accrued expenses.................          27,740         24,813         32,686         37,851       28,106
   Securities sold short, at value#.......             --             --             --       1,710,000          --
   Unrealized depreciation on forward
     foreign currency contracts...........             --             --         759,378            --           --
   Due to custodian.......................         20,512             --             --             --           --
                                              -----------------------------------------------------------------------
                                                 3,668,856      7,390,268      6,759,122     19,161,681    3,557,192
                                              -----------------------------------------------------------------------
   NET ASSETS.............................    $470,098,746   $344,715,890   $139,800,158   $315,360,406   $95,911,356
                                              =======================================================================
   ---------------
    * Cost
      Investment securities...............    $        --    $308,421,839   $121,690,914   $315,801,113   $95,261,406
                                              =======================================================================
      Short-term securities...............    $469,624,120   $ 33,082,000   $  6,711,000   $        --    $   99,566
                                              =======================================================================
      Foreign cash........................    $        --    $        --    $     46,182   $         21   $      --
                                              =======================================================================
   # Proceeds from securities sold
     short................................    $        --    $        --    $        --    $  1,650,000   $      --
                                              =======================================================================


                                             SUNAMERICA     MFS TOTAL
                                              BALANCED        RETURN
   ---------------------------------------  ---------------------------
   ASSETS:
   Investment securities, at value*.......  $339,627,478   $685,517,588
   Short-term securities*.................           --      29,838,000
   Repurchase agreements (cost equals
     market)..............................     8,138,000            --
   Deposit with brokers for securities
     sold short...........................           --             --
   Cash...................................           541            984
   Foreign cash*..........................           --         113,402
   Due from broker........................           --             --
   Receivables for--
     Fund shares sold.....................       124,857        602,201
     Dividends and accrued interest.......     1,234,164      3,709,607
     Sales of investments.................           --      19,783,835
     Variation margin on futures
       contracts..........................           --             --
   Prepaid expenses.......................         5,003          8,427
   Due from adviser.......................           --             --
   Unrealized appreciation on forward
     foreign currency contracts...........           --             --
                                            ---------------------------
                                             349,130,043    739,574,044
                                            ---------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed.................       217,650        381,763
     Purchases of investments.............    12,843,924     25,961,641
     Interest on securities sold short....           --             --
     Management fees......................       180,300        396,987
     Service fees--Class 2................         3,017         15,185
     Service fees--Class 3................           451          5,496
     Line of credit.......................           --             --
   Other accrued expenses.................        20,424         23,930
   Securities sold short, at value#.......           --             --
   Unrealized depreciation on forward
     foreign currency contracts...........           --             --
   Due to custodian.......................           --             --
                                            ---------------------------
                                              13,265,766     26,785,002
                                            ---------------------------
   NET ASSETS.............................  $335,864,277   $712,789,042
                                            ===========================
   ---------------
    * Cost
      Investment securities...............  $337,012,208   $661,375,099
                                            ===========================
      Short-term securities...............  $         --   $ 29,838,000
                                            ===========================
      Foreign cash........................  $        --    $    115,472
                                            ===========================
   # Proceeds from securities sold
     short................................  $        --    $        --
                                            ===========================

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2003 (UNAUDITED)

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD      WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND        HIGH INCOME
   --------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................    $460,639,102   $333,169,118   $130,438,627   $ 431,997,087   $146,161,061
   Accumulated undistributed net
     investment income (loss).............      10,368,652     30,200,581     (1,918,232)     38,142,578     10,239,862
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........        (822,526)   (20,606,874)    (1,583,981)   (159,151,976)   (57,136,009)
   Unrealized appreciation (depreciation)
     on investments.......................         (86,482)     1,953,065     10,616,561       4,432,705     (4,590,498)
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......             --             --       2,159,245              12         20,728
   Unrealized appreciation (depreciation)
     on futures and options contracts.....             --             --          87,938             --       1,216,212
   Unrealized appreciation (depreciation)
     on investments sold short............             --             --             --          (60,000)           --
                                              -------------------------------------------------------------------------
                                              $470,098,746   $344,715,890   $139,800,158   $ 315,360,406   $ 95,911,356
                                              =========================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................    $350,278,910   $278,700,935   $122,939,974   $ 270,357,250   $ 90,498,955
   Shares of beneficial interest issued
     and outstanding......................      32,207,500     23,739,673     11,065,090      41,797,453     12,245,758
   Net asset value, offering and
     redemption price per share...........    $      10.88   $      11.74   $      11.11   $        6.47   $       7.39
                                              =========================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................    $ 68,878,292   $ 52,195,453   $ 12,593,514   $  32,387,100   $  5,094,917
   Shares of beneficial interest issued
     and outstanding......................       6,350,334      4,454,372      1,135,621       5,016,109        691,662
   Net asset value, offering and
     redemption price per share...........    $      10.85   $      11.72   $      11.09   $        6.46   $       7.37
                                              =========================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................    $ 50,941,544   $ 13,819,502   $  4,266,670   $  12,616,056   $    317,484
   Shares of beneficial interest issued
     and outstanding......................       4,701,885      1,180,343        385,068       1,955,066         43,131
   Net asset value, offering and
     redemption price per share...........    $      10.83   $      11.71   $      11.08   $        6.45   $       7.36
                                              =========================================================================


                                             SUNAMERICA      MFS TOTAL
                                              BALANCED         RETURN
   ---------------------------------------  ----------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................  $ 475,067,521   $694,794,838
   Accumulated undistributed net
     investment income (loss).............      9,934,914     24,090,484
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........   (151,753,428)   (30,241,861)
   Unrealized appreciation (depreciation)
     on investments.......................      2,615,270     24,142,489
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......            --           3,092
   Unrealized appreciation (depreciation)
     on futures and options contracts.....            --             --
   Unrealized appreciation (depreciation)
     on investments sold short............            --             --
                                            ----------------------------
                                            $ 335,864,277   $712,789,042
                                            ============================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 310,008,848   $565,402,508
   Shares of beneficial interest issued
     and outstanding......................     24,736,437     37,119,052
   Net asset value, offering and
     redemption price per share...........  $       12.53   $      15.23
                                            ============================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  23,532,803   $119,602,911
   Shares of beneficial interest issued
     and outstanding......................      1,881,184      7,865,977
   Net asset value, offering and
     redemption price per share...........  $       12.51   $      15.21
                                            ============================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $   2,322,626   $ 27,783,623
   Shares of beneficial interest issued
     and outstanding......................        185,823      1,829,182
   Net asset value, offering and
     redemption price per share...........  $       12.50   $      15.19
                                            ============================

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2003 (UNAUDITED)

                                                                                                                        FEDERATED
                                                 ASSET         TELECOM       EQUITY       EQUITY         GROWTH-         AMERICAN
                                               ALLOCATION      UTILITY       INCOME        INDEX          INCOME        LEADERS**
   --------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*.......    $435,818,457   $50,735,283   $7,334,588   $42,611,970   $  995,477,006   $221,209,289
   Short-term securities*.................             --      1,601,000          --         99,887       33,147,664      2,424,000
   Repurchase agreements (cost equals
     market)..............................      34,725,000           --       295,000       643,000              --             --
   Deposit with brokers for securities
     sold short...........................             --            --           --            --               --             --
   Cash...................................             291           256          473           901              646         29,715
   Foreign cash*..........................              41           --           --            --               --             --
   Due from broker........................             --            --           --            --               --             --
   Receivables for--
     Fund shares sold.....................          47,972        12,039          344        13,741          418,796        119,075
     Dividends and accrued interest.......       2,959,153       284,877       18,640        53,128          630,834        406,922
     Sales of investments.................       1,540,450           --        20,383           --         5,030,048        647,970
     Variation margin on futures
       contracts..........................             --            --           --          1,890           13,500            --
   Prepaid expenses.......................           6,645           863           98           560           14,073          3,085
   Due from adviser.......................             --            --         2,249         2,258              --             --
   Unrealized appreciation on forward
     foreign currency contracts...........             --            --           --            --               --             --
                                              -------------------------------------------------------------------------------------
                                               475,098,009    52,634,318    7,671,775    43,427,335    1,034,732,567    224,840,056
                                              -------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed.................         445,371        42,796       13,159        42,792          966,029        131,600
     Purchases of investments.............       5,281,671           --        28,198           --        27,986,793      1,796,916
     Interest on securities sold short....             --            --           --            --               --             --
     Management fees......................         242,870        34,264        4,175        14,746          468,702        133,605
     Service fees--Class 2................           2,342           460          --            --             5,817          2,504
     Service fees--Class 3................             276            32          --            --             1,244            630
     Line of credit.......................             --            --           --            --               --             --
   Other accrued expenses.................          24,503        20,165       20,541        18,688           11,167         19,605
   Securities sold short, at value#.......             --            --           --            --               --             --
   Unrealized depreciation on forward
     foreign currency contracts...........             --            --           --            --               --             --
   Due to custodian.......................             --            --           --            --               --             --
                                              -------------------------------------------------------------------------------------
                                                 5,997,033        97,717       66,073        76,226       29,439,752      2,084,860
                                              -------------------------------------------------------------------------------------
   NET ASSETS.............................    $469,100,976   $52,536,601   $7,605,702   $43,351,109   $1,005,292,815   $222,755,196
                                              =====================================================================================
   ---------------
    * Cost
      Investment securities...............    $447,222,643   $50,468,080   $6,929,186   $55,699,855   $  904,850,002   $230,775,423
                                              =====================================================================================
      Short-term securities...............    $        --    $ 1,601,000   $      --    $    99,887   $   33,147,664   $  2,424,000
                                              =====================================================================================
      Foreign cash........................    $         29   $       --    $      --    $       --    $          --    $        --
                                              =====================================================================================
    # Proceeds from securities sold
     short................................    $        --    $       --    $      --    $       --    $          --    $        --
                                              =====================================================================================
   ** See Note 1

                                                DAVIS
                                               VENTURE
                                                VALUE
   ---------------------------------------  --------------
   ASSETS:
   Investment securities, at value*.......  $1,887,775,137
   Short-term securities*.................      14,875,000
   Repurchase agreements (cost equals
     market)..............................             --
   Deposit with brokers for securities
     sold short...........................             --
   Cash...................................             929
   Foreign cash*..........................             --
   Due from broker........................             --
   Receivables for--
     Fund shares sold.....................         767,065
     Dividends and accrued interest.......       1,585,786
     Sales of investments.................       9,395,811
     Variation margin on futures
       contracts..........................             --
   Prepaid expenses.......................          25,472
   Due from adviser.......................             --
   Unrealized appreciation on forward
     foreign currency contracts...........             --
                                            --------------
                                             1,914,425,200
                                            --------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed.................       1,676,285
     Purchases of investments.............       4,703,827
     Interest on securities sold short....             --
     Management fees......................       1,168,262
     Service fees--Class 2................          16,725
     Service fees--Class 3................           6,613
     Line of credit.......................             --
   Other accrued expenses.................          26,926
   Securities sold short, at value#.......             --
   Unrealized depreciation on forward
     foreign currency contracts...........             --
   Due to custodian.......................             --
                                            --------------
                                                 7,598,638
                                            --------------
   NET ASSETS.............................  $1,906,826,562
                                            ==============
   ---------------
    * Cost
      Investment securities...............  $1,731,999,429
                                            ==============
      Short-term securities...............  $   14,875,000
                                            ==============
      Foreign cash........................  $          --
                                            ==============
    # Proceeds from securities sold
     short................................  $          --
                                            ==============
   ** See Note 1

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2003 (UNAUDITED)

                                                 ASSET         TELECOM        EQUITY        EQUITY         GROWTH-
                                               ALLOCATION      UTILITY        INCOME        INDEX           INCOME
   -------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................    $501,399,201   $103,738,667   $7,647,763   $ 58,742,366   $1,145,013,792
   Accumulated undistributed net
     investment income (loss).............      24,368,534      4,689,634      177,421        710,831       12,949,880
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........     (45,262,586)   (56,158,903)    (624,884)    (2,999,000)    (243,215,161)
   Unrealized appreciation (depreciation)
     on investments.......................     (11,404,186)       267,203      405,402    (13,087,885)      90,627,004
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......              13            --           --             --               --
   Unrealized appreciation (depreciation)
     on futures and options contracts.....             --             --           --         (15,203)         (82,700)
   Unrealized appreciation (depreciation)
     on investments sold short............             --             --           --             --               --
                                              ------------------------------------------------------------------------
                                              $469,100,976   $ 52,536,601   $7,605,702   $ 43,351,109   $1,005,292,815
                                              ========================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................    $449,400,438   $ 48,741,967   $7,605,702   $ 43,351,109   $  952,864,465
   Shares of beneficial interest issued
     and outstanding......................      35,218,990      6,435,183      748,121      5,121,224       47,891,466
   Net asset value, offering and
     redemption price per share...........    $      12.76   $       7.57   $    10.17   $       8.46   $        19.90
                                              ========================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................    $ 18,352,501   $  3,637,511   $      --    $        --    $   46,264,249
   Shares of beneficial interest issued
     and outstanding......................       1,440,589        480,938          --             --         2,328,921
   Net asset value, offering and
     redemption price per share...........    $      12.74   $       7.56   $      --    $        --    $        19.87
                                              ========================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................    $  1,348,037   $    157,123   $      --    $        --    $    6,164,101
   Shares of beneficial interest issued
     and outstanding......................         105,900         20,789          --             --           310,574
   Net asset value, offering and
     redemption price per share...........    $      12.73   $       7.56   $      --    $        --    $        19.85
                                              ========================================================================
   ---------------
   ** See Note 1

                                             FEDERATED         DAVIS
                                              AMERICAN        VENTURE
                                             LEADERS**         VALUE
   ---------------------------------------  -----------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in........................  $258,775,622   $1,955,380,225
   Accumulated undistributed net
     investment income (loss).............     5,267,217       26,150,889
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions........   (31,721,509)    (230,474,498)
   Unrealized appreciation (depreciation)
     on investments.......................    (9,566,134)     155,775,708
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......           --            (5,762)
   Unrealized appreciation (depreciation)
     on futures and options contracts.....           --               --
   Unrealized appreciation (depreciation)
     on investments sold short............           --               --
                                            -----------------------------
                                            $222,755,196   $1,906,826,562
                                            =============================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $199,970,158   $1,741,621,528
   Shares of beneficial interest issued
     and outstanding......................    15,014,771       87,322,173
   Net asset value, offering and
     redemption price per share...........  $      13.32   $        19.94
                                            =============================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $ 19,587,357   $  132,012,491
   Shares of beneficial interest issued
     and outstanding......................     1,473,491        6,630,175
   Net asset value, offering and
     redemption price per share...........  $      13.29   $        19.91
                                            =============================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $  3,197,681   $   33,192,543
   Shares of beneficial interest issued
     and outstanding......................       240,751        1,668,517
   Net asset value, offering and
     redemption price per share...........  $      13.28   $        19.89
                                            =============================
   ---------------
   ** See Note 1

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2003 (UNAUDITED)

                                                                                            MFS
                                                                           GOLDMAN     MASSACHUSETTS      PUTNAM         BLUE
                                          "DOGS" OF        ALLIANCE         SACHS        INVESTORS       GROWTH:         CHIP
                                         WALL STREET        GROWTH        RESEARCH        TRUST**       VOYAGER**       GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at
     value*..........................    $114,637,222   $1,174,498,189   $27,523,471   $248,897,409    $300,574,484   $36,597,305
   Short-term securities*............             --               --            --      11,098,000             --            --
   Repurchase agreements (cost equals
     market).........................         389,000              --        100,000            --          974,000     3,287,000
   Deposit with brokers for
     securities sold short...........             --               --            --             --              --            --
   Cash..............................             945              --         97,810            433             487           112
   Foreign cash*.....................             --               --            --           4,111             --            --
   Due from broker...................             --               --            --             --              --            --
   Receivables for--
     Fund shares sold................          18,219          410,818         2,519        118,030          81,572       116,403
     Dividends and accrued
       interest......................         293,999          903,833        22,364        306,775         136,109        18,999
     Sales of investments............             --        10,919,030           --       3,066,095       3,196,229           --
     Variation margin on futures
       contracts.....................             --               --            --             --              --            --
   Prepaid expenses..................           1,570           16,724           394          4,039           4,427           402
   Due from adviser..................             --               --          3,957            --              --          2,851
   Unrealized appreciation on forward
     foreign currency contracts......             --               --            --             --              --            --
                                         ----------------------------------------------------------------------------------------
                                          115,340,955    1,186,748,594    27,750,515    263,494,892     304,967,308    40,023,072
                                         ----------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed............         144,848          902,044        25,125        333,191         326,648        50,099
     Purchases of investments........             --        12,745,008           --       5,026,272       3,703,673           --
     Interest on securities sold
       short.........................             --               --            --             --              --            --
     Management fees.................          58,500          604,769        28,614        153,147         211,357        23,204
     Service fees--Class 2...........           1,871            7,226           675          3,012           1,478         1,389
     Service fees--Class 3...........             601            2,183            40          1,291             269           327
     Line of credit..................             --           613,546           --             --              --            --
   Other accrued expenses............          13,470            8,864        19,635         17,471          14,665        19,495
   Securities sold short, at
     value#..........................             --               --            --             --              --            --
   Unrealized depreciation on forward
     foreign currency contracts......             --               --            --             --              --            --
   Due to custodian..................             --               --            --             --              --            --
                                         ----------------------------------------------------------------------------------------
                                              219,290       14,883,640        74,089      5,534,384       4,258,090        94,514
                                         ----------------------------------------------------------------------------------------
   NET ASSETS........................    $115,121,665   $1,171,864,954   $27,676,426   $257,960,508    $300,709,218   $39,928,558
                                         ----------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------------------
   ---------------
    * Cost
       Investment securities.........    $117,544,963   $1,130,903,735   $23,565,782   $242,276,454    $274,465,062   $34,227,838
                                         ----------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------------------
       Short-term securities.........    $        --    $          --    $       --    $ 11,098,000    $        --    $       --
                                         ----------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------------------
       Foreign cash..................    $        --    $          --    $       --    $      3,664    $        --    $       --
                                         ----------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------------------
    # Proceeds from securities sold
      short..........................    $        --    $          --    $       --    $        --     $        --    $       --
                                         ----------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------------------
   ** See Note 1


                                           REAL
                                          ESTATE
   ----------------------------------  ------------
   ASSETS:
   Investment securities, at
     value*..........................  $134,299,966
   Short-term securities*............     6,000,000
   Repurchase agreements (cost equals
     market).........................     5,153,000
   Deposit with brokers for
     securities sold short...........           --
   Cash..............................         1,115
   Foreign cash*.....................           --
   Due from broker...................           --
   Receivables for--
     Fund shares sold................       335,860
     Dividends and accrued
       interest......................        73,856
     Sales of investments............           --
     Variation margin on futures
       contracts.....................           --
   Prepaid expenses..................         3,411
   Due from adviser..................           --
   Unrealized appreciation on forward
     foreign currency contracts......           --
                                         -------------------------------------------------------------
                                        145,867,208
                                         --------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed............        66,075
     Purchases of investments........     4,235,058
     Interest on securities sold
       short.........................           --
     Management fees.................        91,470
     Service fees--Class 2...........         2,188
     Service fees--Class 3...........           741
     Line of credit..................           --
   Other accrued expenses............        21,565
   Securities sold short, at
     value#..........................           --
   Unrealized depreciation on forward
     foreign currency contracts......           --
   Due to custodian..................           --
                                         ----------------------------------------------------------------------------------------
------------
                                          4,417,097
                                         ----------------------------------------------------------------------------------------
------------
   NET ASSETS........................  $141,450,111
                                         ----------------------------------------------------------------------------------------
------------
                                         ----------------------------------------------------------------------------------------
------------
   ---------------
    * Cost
       Investment securities.........  $110,208,132
                                         ----------------------------------------------------------------------------------------
------------
                                         ----------------------------------------------------------------------------------------
------------
       Short-term securities.........  $  6,000,000
                                         ----------------------------------------------------------------------------------------
------------
                                         ----------------------------------------------------------------------------------------
------------
       Foreign cash..................  $        --
                                         ----------------------------------------------------------------------------------------
------------
                                         ----------------------------------------------------------------------------------------
------------
    # Proceeds from securities sold
      short..........................  $        --
                                         ----------------------------------------------------------------------------------------
------------
                                         ----------------------------------------------------------------------------------------
------------
   ** See Note 1

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2003 (UNAUDITED)

                                                                                              MFS
                                                                            GOLDMAN      MASSACHUSETTS      PUTNAM
                                          "DOGS" OF        ALLIANCE          SACHS         INVESTORS        GROWTH:
                                         WALL STREET        GROWTH          RESEARCH        TRUST**        VOYAGER**
   -------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...................    $130,074,440   $ 2,193,514,370   $ 49,217,311   $ 349,586,190   $ 511,972,999
   Accumulated undistributed net
     investment income (loss)........       4,685,237         5,078,833        (13,494)      3,143,695         977,855
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, and foreign
     exchange transactions...........     (16,730,271)   (1,070,322,703)   (25,485,080)   (101,396,628)   (238,351,058)
   Unrealized appreciation
     (depreciation) on investments...      (2,907,741)       43,594,454      3,957,689       6,620,955      26,109,422
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................             --                --             --            6,296             --
   Unrealized appreciation
     (depreciation) on futures and
     options contracts...............             --                --             --              --              --
   Unrealized appreciation
     (depreciation) on investments
     sold short......................             --                --             --              --              --
                                         -----------------------------------------------------------------------------
                                         $115,121,665   $ 1,171,864,954   $ 27,676,426   $ 257,960,508   $ 300,709,218
                                         -----------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------
   Class 1 (unlimited shares
     authorized):
   Net assets........................    $ 97,137,250   $ 1,103,061,633   $ 22,182,686   $ 227,187,108   $ 287,624,158
   Shares of beneficial interest
     issued and outstanding..........      10,782,251        68,290,361      3,792,084      23,970,544      22,566,267
   Net asset value, offering and
     redemption price per share......    $       9.01   $         16.15   $       5.85   $        9.48   $       12.75
                                         -----------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------
   Class 2 (unlimited shares
     authorized):
   Net assets........................    $ 14,982,156   $    57,658,782   $  5,265,538   $  23,987,744   $  11,723,848
   Shares of beneficial interest
     issued and outstanding..........       1,666,140         3,575,428        903,001       2,532,842         921,713
   Net asset value, offering and
     redemption price per share......    $       8.99   $         16.13   $       5.83   $        9.47   $       12.72
                                         -----------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------
   Class 3 (unlimited shares
     authorized):
   Net assets........................    $  3,002,259   $    11,144,539   $    228,202   $   6,785,656   $   1,361,212
   Shares of beneficial interest
     issued and outstanding..........         334,153           691,662         39,168         716,937         107,108
   Net asset value, offering and
     redemption price per share......    $       8.98   $         16.11   $       5.83   $        9.46   $       12.71
                                         -----------------------------------------------------------------------------
                                         -----------------------------------------------------------------------------
   ---------------
   ** See Note 1


                                           BLUE
                                           CHIP           REAL
                                          GROWTH         ESTATE
   ----------------------------------  ---------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...................  $ 52,367,224   $118,643,617
   Accumulated undistributed net
     investment income (loss)........        74,148      6,381,768
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, and foreign
     exchange transactions...........   (14,882,281)    (7,667,108)
   Unrealized appreciation
     (depreciation) on investments...     2,369,467     24,091,834
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................           --             --
   Unrealized appreciation
     (depreciation) on futures and
     options contracts...............           --             --
   Unrealized appreciation
     (depreciation) on investments
     sold short......................           --             --
                                         -----------------------------------------------------------------------------   -----------
----------------
                                       $ 39,928,558   $141,450,111
                                         -----------------------------------------------------------------------------   -----------
----------------
                                         -----------------------------------------------------------------------------   -----------
----------------
   Class 1 (unlimited shares
     authorized):
   Net assets........................  $ 27,303,050   $119,579,859
   Shares of beneficial interest
     issued and outstanding..........     4,939,182      8,859,989
   Net asset value, offering and
     redemption price per share......  $       5.53   $      13.50
                                         -----------------------------------------------------------------------------   -----------
----------------
                                         -----------------------------------------------------------------------------   -----------
----------------
   Class 2 (unlimited shares
     authorized):
   Net assets........................  $ 11,034,866   $ 17,935,603
   Shares of beneficial interest
     issued and outstanding..........     1,998,503      1,331,754
   Net asset value, offering and
     redemption price per share......  $       5.52   $      13.47
                                         -----------------------------------------------------------------------------   -----------
----------------
                                         -----------------------------------------------------------------------------   -----------
----------------
   Class 3 (unlimited shares
     authorized):
   Net assets........................  $  1,590,642   $  3,934,649
   Shares of beneficial interest
     issued and outstanding..........       288,319        292,400
   Net asset value, offering and
     redemption price per share......  $       5.52   $      13.46
                                         -----------------------------------------------------------------------------   -----------
----------------
                                         -----------------------------------------------------------------------------   -----------
----------------
   ---------------
   ** See Note 1

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2003 (UNAUDITED)

                                                   SMALL          MFS
                                                  COMPANY       MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                                   VALUE         GROWTH         GROWTH      OPPORTUNITIES     GROWTH
   --------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........    $6,459,443   $195,061,846   $187,070,439    $24,174,556    $92,478,312
   Short-term securities*....................       585,000      9,455,000            --             --       4,500,000
   Repurchase agreements (cost equals
     market).................................           --             --       7,692,000      8,892,000            --
   Deposit with brokers for securities sold
     short...................................           --             --             --             --             --
   Cash......................................           744            774            638            623         65,281
   Foreign cash*.............................           --          35,285            --             --         126,817
   Due from broker...........................           --             --             --             --             --
   Receivables for--
     Fund shares sold........................        16,570        407,141        111,193        267,599        246,745
     Dividends and accrued interest..........         2,228         95,237         45,284          1,048         80,460
     Sales of investments....................           --       3,547,350            --         569,024        209,553
     Variation margin on futures contracts...           --             --             --             --             --
   Prepaid expenses..........................            87          2,410          2,528            261            792
   Due from adviser..........................         4,158            --             --             705            --
   Unrealized appreciation on forward foreign
     currency contracts......................           --             --             --             --          67,480
                                                 ----------------------------------------------------------------------
                                                  7,068,230    208,605,043    194,922,082     33,905,816     97,775,440
                                                 ----------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed....................         3,446        224,187        312,231         13,068         60,568
     Purchases of investments................        75,639      2,775,715      3,822,185      1,253,246      1,722,311
     Interest on securities sold short.......           --             --             --             --             --
     Management fees.........................         5,804        128,335        115,671         20,061         69,993
     Service fees--Class 2...................           --           4,668          1,292            686          3,883
     Service fees--Class 3...................           --           2,321            200            161          1,064
     Line of credit..........................           --             --             --             --             --
   Other accrued expenses....................        19,617         16,191         20,942         20,271         20,573
   Securities sold short, at value#..........           --             --             --             --             --
   Unrealized depreciation on forward foreign
     currency contracts......................           --             --             --             --             --
   Due to custodian..........................           --             --             --             --             --
                                                 ----------------------------------------------------------------------
                                                    104,506      3,151,417      4,272,521      1,307,493      1,878,392
                                                 ----------------------------------------------------------------------
   NET ASSETS................................    $6,963,724   $205,453,626   $190,649,561    $32,598,323    $95,897,048
                                                 ======================================================================
   ---------------
   * Cost
      Investment securities..................    $5,840,171   $166,553,776   $158,018,600    $21,604,760    $78,214,950
                                                 ======================================================================
      Short-term securities..................    $  585,000   $  9,455,000   $        --     $       --     $ 4,500,000
                                                 ======================================================================
      Foreign cash...........................    $      --    $     33,573   $        --     $       --     $   132,231
                                                 ======================================================================
   # Proceeds from securities sold short.....    $      --    $        --    $        --     $       --     $       --
                                                 ======================================================================


                                               TECHNOLOGY
   ------------------------------------------  -----------
   ASSETS:
   Investment securities, at value*..........  $45,403,501
   Short-term securities*....................          --
   Repurchase agreements (cost equals
     market).................................    1,537,000
   Deposit with brokers for securities sold
     short...................................          --
   Cash......................................          360
   Foreign cash*.............................          --
   Due from broker...........................          --
   Receivables for--
     Fund shares sold........................      227,444
     Dividends and accrued interest..........        2,329
     Sales of investments....................      257,602
     Variation margin on futures contracts...          --
   Prepaid expenses..........................          423
   Due from adviser..........................          --
   Unrealized appreciation on forward foreign
     currency contracts......................          --
                                               -----------
                                                47,428,659
                                               -----------
   LIABILITIES:
   Payables for--
     Fund shares redeemed....................       26,638
     Purchases of investments................      867,369
     Interest on securities sold short.......          --
     Management fees.........................       48,312
     Service fees--Class 2...................          902
     Service fees--Class 3...................          521
     Line of credit..........................          --
   Other accrued expenses....................       21,199
   Securities sold short, at value#..........          --
   Unrealized depreciation on forward foreign
     currency contracts......................          --
   Due to custodian..........................          --
                                               -----------
                                                   964,941
                                               -----------
   NET ASSETS................................  $46,463,718
                                               ===========
   ---------------
   * Cost
      Investment securities..................  $40,320,722
                                               ===========
      Short-term securities..................  $       --
                                               ===========
      Foreign cash...........................  $       --
                                               ===========
   # Proceeds from securities sold short.....  $       --
                                               ===========

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2003 (UNAUDITED)

                                                   SMALL           MFS
                                                  COMPANY        MID-CAP       AGGRESSIVE        GROWTH         MARSICO
                                                   VALUE         GROWTH          GROWTH       OPPORTUNITIES     GROWTH
   ----------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................    $6,759,692   $ 466,998,471   $ 451,136,613   $ 57,510,794    $91,660,375
   Accumulated undistributed net investment
     income (loss)...........................        (8,059)       (270,622)       (288,083)       (60,914)      (111,518)
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........      (407,181)   (289,784,005)   (289,250,808)   (27,421,353)    (9,977,498)
   Unrealized appreciation (depreciation) on
     investments.............................       619,272      28,508,070      29,051,839      2,569,796     14,263,362
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --            1,712             --             --          62,327
   Unrealized appreciation (depreciation) on
     futures and options contracts...........           --              --              --             --             --
   Unrealized appreciation (depreciation) on
     investments sold short..................           --              --              --             --             --
                                                 ------------------------------------------------------------------------
                                                 $6,963,724   $ 205,453,626   $ 190,649,561   $ 32,598,323    $95,897,048
                                                 ========================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................    $6,963,724   $ 155,958,132   $ 179,309,754   $ 26,182,920    $59,012,195
   Shares of beneficial interest issued and
     outstanding.............................       690,924      21,907,387      22,569,574      6,092,735      6,508,801
   Net asset value, offering and redemption
     price per share.........................    $    10.08   $        7.12   $        7.94   $       4.30    $      9.07
                                                 ========================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................    $      --    $  37,550,672   $  10,297,385   $  5,558,100    $31,356,189
   Shares of beneficial interest issued and
     outstanding.............................           --        5,291,806       1,297,529      1,298,072      3,465,859
   Net asset value, offering and redemption
     price per share.........................           --    $        7.10   $        7.94   $       4.28    $      9.05
                                                 ========================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................    $      --    $  11,944,822   $   1,042,422   $    857,303    $ 5,528,664
   Shares of beneficial interest issued and
     outstanding.............................           --        1,684,681         131,462        200,378        611,482
   Net asset value, offering and redemption
     price per share.........................           --    $        7.09   $        7.93   $       4.28    $      9.04
                                                 ========================================================================


                                                TECHNOLOGY
   ------------------------------------------  ------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $108,406,528
   Accumulated undistributed net investment
     income (loss)...........................      (241,304)
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........   (66,784,285)
   Unrealized appreciation (depreciation) on
     investments.............................     5,082,779
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --
   Unrealized appreciation (depreciation) on
     futures and options contracts...........           --
   Unrealized appreciation (depreciation) on
     investments sold short..................           --
                                               ------------
                                               $ 46,463,718
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $ 36,728,196
   Shares of beneficial interest issued and
     outstanding.............................    15,785,660
   Net asset value, offering and redemption
     price per share.........................  $       2.33
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $  7,120,654
   Shares of beneficial interest issued and
     outstanding.............................     3,066,475
   Net asset value, offering and redemption
     price per share.........................  $       2.32
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $  2,614,868
   Shares of beneficial interest issued and
     outstanding.............................     1,126,578
   Net asset value, offering and redemption
     price per share.........................  $       2.32
                                               ============

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2003 (UNAUDITED)

                                                 SMALL &     INTERNATIONAL                   INTERNATIONAL
                                                 MID CAP      GROWTH AND         GLOBAL       DIVERSIFIED     EMERGING
                                                  VALUE         INCOME          EQUITIES       EQUITIES        MARKETS
   ---------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $23,505,849   $213,700,961     $246,057,277   $177,758,650    $75,221,182
   Short-term securities*....................    2,203,000            --               --             --             --
   Repurchase agreements (cost equals
     market).................................          --      11,406,000              --       8,600,000            --
   Deposit with brokers for securities sold
     short...................................          --             --               --             --             --
   Cash......................................       99,447             88              --             388            --
   Foreign cash*.............................          --         631,877              779         66,366      1,110,172
   Due from broker...........................          --             --               --       3,537,858            --
   Receivables for--
     Fund shares sold........................      110,376      2,374,249           28,304        182,193      2,062,352
     Dividends and accrued interest..........       27,880        471,535          324,921        398,213        225,203
     Sales of investments....................          --         806,688        5,818,796         32,726        893,141
     Variation margin on futures contracts...          --             --               --         197,637            --
   Prepaid expenses..........................           98          3,029            3,698          6,502            976
   Due from adviser..........................          --             --               --             --             --
   Unrealized appreciation on forward foreign
     currency contracts......................          --             --               --       2,218,260            --
                                               -------------------------------------------------------------------------
                                                25,946,650    229,394,427      252,233,775    192,998,793     79,513,026
                                               -------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
     Fund shares redeemed....................       29,638        451,384          113,988        213,922         44,037
     Purchases of investments................       45,748      5,220,744        2,308,946            --         971,104
     Interest on securities sold short.......          --             --               --             --             --
     Management fees.........................       20,321        181,754          165,752        168,014         78,357
     Service fees--Class 2...................        1,566          2,873            1,530          2,512            576
     Service fees--Class 3...................        2,470          1,588              263          2,546            214
     Line of credit..........................          --             --            91,928            --         336,981
   Other accrued expenses....................       23,342         49,141           41,408         43,770        231,324
   Securities sold short, at value#..........          --             --               --             --             --
   Unrealized depreciation on forward foreign
     currency contracts......................          --             --               --       2,860,639            --
   Due to custodian..........................          --             --               --             --             --
                                               -------------------------------------------------------------------------
                                                   123,085      5,907,484        2,723,815      3,291,403      1,662,593
                                               -------------------------------------------------------------------------
   NET ASSETS................................  $25,823,565   $223,486,943     $249,509,960   $189,707,390    $77,850,433
                                               =========================================================================
   ---------------
    * Cost
       Investment securities.................  $20,612,622   $207,088,731     $224,532,192   $193,449,308    $64,300,983
                                               =========================================================================
       Short-term securities.................  $ 2,203,000   $        --      $        --    $        --     $       --
                                               =========================================================================
       Foreign cash..........................  $       --    $    634,315     $        799   $     69,052    $ 1,110,204
                                               =========================================================================
    #Proceeds from securities sold short.....  $       --    $        --      $        --    $        --     $       --
                                               =========================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  -----------
   ASSETS:
   Investment securities, at value*..........  $33,474,128
   Short-term securities*....................    2,959,833
   Repurchase agreements (cost equals
     market).................................          --
   Deposit with brokers for securities sold
     short...................................          --
   Cash......................................        1,357
   Foreign cash*.............................        9,829
   Due from broker...........................          --
   Receivables for--
     Fund shares sold........................      196,725
     Dividends and accrued interest..........       26,783
     Sales of investments....................        6,250
     Variation margin on futures contracts...          --
   Prepaid expenses..........................          124
   Due from adviser..........................          --
   Unrealized appreciation on forward foreign
     currency contracts......................          --
                                               -----------
                                                36,675,029
                                               -----------
   LIABILITIES:
   Payables for--
     Fund shares redeemed....................       10,178
     Purchases of investments................      481,318
     Interest on securities sold short.......          --
     Management fees.........................       40,970
     Service fees--Class 2...................        1,925
     Service fees--Class 3...................        3,843
     Line of credit..........................          --
   Other accrued expenses....................       28,904
   Securities sold short, at value#..........          --
   Unrealized depreciation on forward foreign
     currency contracts......................          --
   Due to custodian..........................          --
                                               -----------
                                                   567,138
                                               -----------
   NET ASSETS................................  $36,107,891
                                               ===========
   ---------------
    * Cost
       Investment securities.................  $30,176,641
                                               ===========
       Short-term securities.................  $ 2,960,031
                                               ===========
       Foreign cash..........................  $     9,786
                                               ===========
    #Proceeds from securities sold short.....  $       --
                                               ===========

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2003 (UNAUDITED)

                                                 SMALL &     INTERNATIONAL                    INTERNATIONAL
                                                 MID CAP      GROWTH AND         GLOBAL        DIVERSIFIED      EMERGING
                                                  VALUE         INCOME          EQUITIES        EQUITIES        MARKETS
   -----------------------------------------------------------------------------------------------------------------------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $22,814,057   $308,869,590     $ 448,414,139   $ 301,769,119   $101,322,795
   Accumulated undistributed net investment
     income (loss)...........................       16,672      5,750,712         1,166,903      10,460,645        745,098
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........       99,609    (97,757,751)     (221,599,219)   (106,194,464)   (35,135,569)
   Unrealized appreciation (depreciation) on
     investments.............................    2,893,227      6,612,230        21,525,085     (15,690,658)    10,920,199
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............          --          12,162             3,052        (636,901)        (2,090)
   Unrealized appreciation (depreciation) on
     futures and written options contracts...          --             --                --             (351)            --
   Unrealized appreciation (depreciation) on
     investments sold short..................          --             --                --              --              --
                                               ---------------------------------------------------------------------------
                                               $25,823,565   $223,486,943     $ 249,509,960   $ 189,707,390   $ 77,850,433
                                               ===========================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................  $       --    $192,280,124     $ 236,033,449   $ 159,993,352   $ 71,965,387
   Shares of beneficial interest issued and
     outstanding.............................          --      23,237,539        25,454,288      27,263,522      9,702,782
   Net asset value, offering and redemption
     price per share.........................          --    $       8.27     $        9.27   $        5.87   $       7.42
                                               ===========================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................  $13,074,961   $ 21,385,121     $  12,132,537   $  18,033,967   $  4,732,789
   Shares of beneficial interest issued and
     outstanding.............................    1,117,891      2,579,595         1,313,334       3,088,467        639,204
   Net asset value, offering and redemption
     price per share.........................  $     11.70   $       8.29     $        9.24   $        5.84   $       7.40
                                               ===========================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................  $12,748,604   $  9,821,698     $   1,343,974   $  11,680,071   $  1,152,257
   Shares of beneficial interest issued and
     outstanding.............................    1,090,433      1,185,421           145,696       2,001,977        155,705
   Net asset value, offering and redemption
     price per share.........................  $     11.69   $       8.29     $        9.22   $        5.83   $       7.40
                                               ===========================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  -----------
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $32,673,944
   Accumulated undistributed net investment
     income (loss)...........................      187,635
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, and
     foreign exchange transactions...........      (53,240)
   Unrealized appreciation (depreciation) on
     investments.............................    3,297,289
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        2,263
   Unrealized appreciation (depreciation) on
     futures and written options contracts...           --
   Unrealized appreciation (depreciation) on
     investments sold short..................           --
                                               -----------
                                               $36,107,891
                                               ===========
   Class 1 (unlimited shares authorized):
   Net assets................................  $        --
   Shares of beneficial interest issued and
     outstanding.............................           --
   Net asset value, offering and redemption
     price per share.........................           --
                                               ===========
   Class 2 (unlimited shares authorized):
   Net assets................................  $16,260,517
   Shares of beneficial interest issued and
     outstanding.............................    1,534,120
   Net asset value, offering and redemption
     price per share.........................  $     10.60
                                               ===========
   Class 3 (unlimited shares authorized):
   Net assets................................  $19,847,374
   Shares of beneficial interest issued and
     outstanding.............................    1,873,135
   Net asset value, offering and redemption
     price per share.........................  $     10.60
                                               ===========

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                                                                       WORLDWIDE
                                                  CASH       CORPORATE      GLOBAL      HIGH-YIELD       HIGH        SUNAMERICA
                                               MANAGEMENT      BOND          BOND          BOND         INCOME        BALANCED
   -----------------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest................................  $3,137,451   $10,750,087   $ 3,007,198   $15,418,205   $ 4,098,197   $  1,943,408
     Dividends...............................        --         187,571           --        295,487        85,431      1,520,602

                                                --------------------------------------------------------------------------------
         Total income*.......................  3,137,451     10,937,658     3,007,198    15,713,692     4,183,628      3,464,010

                                                --------------------------------------------------------------------------------
   EXPENSES:
     Management fees.........................  1,175,441        957,880       494,640       936,360       485,660      1,031,529
     Custodian fees..........................     48,075         65,736        56,286        33,209        35,507         54,653
     Service fees, Class 2...................     52,965         35,823         9,084        21,253         4,376         16,177
     Service fees, Class 3...................     31,829          9,879         3,642        16,373           183          1,581
     Distribution fees, Class 1..............        --             --            --            --            --             --
     Distribution fees, Class 2..............        --             --            --            --            --             --
     Distribution fees, Class 3..............        --             --            --            --            --             --
     Reports to investors....................     20,918         20,650         9,196        10,762         6,552         17,577
     Audit and tax fees......................     16,802         16,565        20,187        16,471        19,998         14,300
     Legal fees..............................      7,866          5,496         4,695         8,771         4,812          6,107
     Trustees' fees..........................      5,322          4,626         2,359         4,475         1,522          4,339
     Interest expense........................        --             --            614         7,974         1,196          6,824
     Interest expense on securities sold
       short.................................        --             --            --         77,167           --             --
     Other expenses..........................      4,344          2,184         1,137           --          1,053          2,850

                                                --------------------------------------------------------------------------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........  1,363,562      1,118,839       601,840     1,132,815       560,859      1,155,937
         Expenses reimbursed by the
           adviser...........................        --             --            --            --            --             --
         Custody credits earned on cash
           balances..........................     (1,741)          (634)          --         (3,354)         (483)           (29)
         Fee paid indirectly (Note 5)........        --             --            --            --            --             --

                                                --------------------------------------------------------------------------------
   Net investment income (loss)..............  1,775,630      9,819,453     2,405,358    14,584,231     3,623,252      2,308,102

                                                --------------------------------------------------------------------------------

   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................     (6,014)     1,157,727     7,583,523     1,360,958    (1,690,419)   (14,395,877)
     Net realized gain (loss) on securities
       sold short............................        --             --            --       (221,900)          --             --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................        --             --     (5,895,494)          --       (103,774)           --
     Net realized gain (loss) on futures and
       options contracts.....................        --             --       (378,433)          --       (923,839)           --
     Change in unrealized appreciation
       (depreciation) on investments.........    (39,200)     2,757,526    (4,869,468)   23,527,895     9,437,664     37,931,035
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................        --             --      2,742,925            (2)       25,570            --
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................        --             --        286,706           --      1,327,261            --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................        --             --            --        144,675           --             --
     Accrued capital gains tax on unrealized
       appreciation (depreciation)...........        --             --            --            --            --             --
                                               ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......    (45,214)     3,915,253      (530,241)   24,811,626     8,072,463     23,535,158
                                               ---------------------------------------------------------------------------------

   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $1,730,416   $13,734,706   $ 1,875,117   $39,395,857   $11,695,715   $ 25,843,260
                                               ---------------------------------------------------------------------------------
                                               ---------------------------------------------------------------------------------

   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $     --     $     4,563   $     4,921   $        --   $       821   $      1,960
                                               ---------------------------------------------------------------------------------
                                               ---------------------------------------------------------------------------------
    ** Net of foreign withholding taxes on
       capital gains of......................  $     --     $       --    $       --    $       --    $       --    $        --
                                               ---------------------------------------------------------------------------------
                                               ---------------------------------------------------------------------------------


                                                MFS TOTAL
                                                  RETURN
   ------------------------------------------  ------------
   INCOME:
     Interest................................  $  6,183,578
     Dividends...............................     4,250,206
                                                ------------
         Total income*.......................    10,433,784
                                                ------------
   EXPENSES:
     Management fees.........................     2,148,598
     Custodian fees..........................       115,342
     Service fees, Class 2...................        78,837
     Service fees, Class 3...................        20,026
     Distribution fees, Class 1..............        79,520
     Distribution fees, Class 2..............        14,927
     Distribution fees, Class 3..............         1,710
     Reports to investors....................        41,118
     Audit and tax fees......................        14,601
     Legal fees..............................         8,342
     Trustees' fees..........................         6,788
     Interest expense........................           --
     Interest expense on securities sold
       short.................................           --
     Other expenses..........................         3,782
                                                ------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........     2,533,591
         Expenses reimbursed by the
           adviser...........................           --
         Custody credits earned on cash
           balances..........................          (284)
         Fee paid indirectly (Note 5)........       (96,157)
                                                ------------
   Net investment income (loss)..............     7,996,634
                                                ------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................    (2,135,632)
     Net realized gain (loss) on securities
       sold short............................           --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................         8,278
     Net realized gain (loss) on futures and
       options contracts.....................           --
     Change in unrealized appreciation
       (depreciation) on investments.........    50,364,209
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................        (2,793)
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................           --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................           --
     Accrued capital gains tax on unrealized
       appreciation (depreciation)...........           --
                                               -------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......    48,234,062
                                               -------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $ 56,230,696
                                               -------------
                                               -------------
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $     32,619
                                               -------------
                                               -------------
    ** Net of foreign withholding taxes on
       capital gains of......................  $        --
                                               -------------
                                               -------------

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                                                                                    FEDERATED
                                                  ASSET       TELECOM       EQUITY       EQUITY       GROWTH-       AMERICAN
                                               ALLOCATION     UTILITY       INCOME       INDEX         INCOME      LEADERS***
   ---------------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest................................  $ 6,317,034   $   45,607   $   10,297   $    2,003   $    178,541   $     8,503
     Dividends...............................    2,690,882    1,644,295       87,594      353,835      6,199,249     2,613,842
                                               -------------------------------------------------------------------------------
         Total income*.......................    9,007,916    1,689,902       97,891      355,838      6,377,790     2,622,345
                                               -------------------------------------------------------------------------------
   EXPENSES:
     Management fees.........................    1,365,597      201,444       22,117       79,383      2,590,186       736,829
     Custodian fees..........................       75,145       27,911       24,160       25,796        113,269        33,951
     Service fees, Class 2...................       11,737        2,555          --           --          30,286        13,202
     Service fees, Class 3...................        1,181          152          --           --           4,979         2,356
     Distribution fees, Class 1..............          --        21,203          --           --         194,076       115,715
     Distribution fees, Class 2..............          --         1,353          --           --           8,409        10,354
     Distribution fees, Class 3..............          --            46          --           --             652           914
     Reports to investors....................       22,513        3,020          --           564         57,652        10,442
     Audit and tax fees......................       14,488       13,986       13,872       13,930         15,104        14,233
     Legal fees..............................        7,047        4,483        3,571        3,773         12,665         5,227
     Trustees' fees..........................        5,209          981          --           775          9,305         3,109
     Interest expense........................          --           964          --           --             --            489
     Interest expense on securities sold
       short.................................          --           --           --           --             --            --
     Other expenses..........................        2,910          966          551          846          6,718         2,018
                                               -------------------------------------------------------------------------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........    1,505,827      279,064       64,271      125,067      3,043,301       948,839
         Expenses reimbursed by the
           adviser...........................          --           --       (19,075)     (16,375)           --            --
         Custody credits earned on cash
           balances..........................         (434)         --            (8)          (5)           (77)          (72)
         Fee paid indirectly (Note 5)........          --       (22,602)         --           --        (203,137)     (126,983)
                                               -------------------------------------------------------------------------------
   Net investment income (loss)..............    7,502,523    1,433,440       52,703      247,151      3,537,703     1,800,561
                                               -------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................   (6,427,874)     (71,692)    (277,054)    (148,016)    12,842,724    (3,873,607)
     Net realized gain (loss) on securities
       sold short............................          --           --           --           --             --            --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................         (184)        (368)         --           --             --            --
     Net realized gain (loss) on futures and
       options contracts.....................          --           --           --        53,979      3,397,199           --
     Change in unrealized appreciation
       (depreciation) on investments.........   46,570,313    3,865,149    1,281,695    5,924,870    132,762,084    30,739,942
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................            3          --           --           --             --            --
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................          --           --           --        17,770      2,663,363           --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................          --           --           --           --             --            --
     Accrued capital gains tax on unrealized
       appreciation (depreciation)...........          --           --           --           --             --            --
                                               -------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   40,142,258    3,793,089    1,004,641    5,848,603    151,665,370    26,866,335
                                               -------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $47,644,781   $5,226,529   $1,057,344   $6,095,754   $155,203,073   $28,666,896
                                               -------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------

   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $    22,183   $   16,198   $      730   $       --   $     40,450   $    13,484
                                               -------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------
    ** Net of foreign withholding taxes on
       capital gains of......................  $       --    $      --    $      --    $      --    $        --    $       --
                                               -------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------
   *** See Note 1

                                                  DAVIS
                                                 VENTURE
                                                  VALUE
   ------------------------------------------  ------------
   INCOME:
     Interest................................  $    175,001
     Dividends...............................    16,410,469
                                               -------------
         Total income*.......................    16,585,470
                                               -------------
   EXPENSES:
     Management fees.........................     6,309,052
     Custodian fees..........................       240,804
     Service fees, Class 2...................        83,204
     Service fees, Class 3...................        22,988
     Distribution fees, Class 1..............           --
     Distribution fees, Class 2..............           --
     Distribution fees, Class 3..............           --
     Reports to investors....................       104,576
     Audit and tax fees......................        20,155
     Legal fees..............................        20,954
     Trustees' fees..........................        16,386
     Interest expense........................           427
     Interest expense on securities sold
       short.................................           --
     Other expenses..........................        11,375
                                               -------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........     6,829,921
         Expenses reimbursed by the
           adviser...........................           --
         Custody credits earned on cash
           balances..........................          (136)
         Fee paid indirectly (Note 5)........           --
                                               -------------
   Net investment income (loss)..............     9,755,685
                                               -------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................   (52,583,783)
     Net realized gain (loss) on securities
       sold short............................           --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................       (12,364)
     Net realized gain (loss) on futures and
       options contracts.....................           --
     Change in unrealized appreciation
       (depreciation) on investments.........   303,911,957
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................        (5,762)
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................           --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................           --
     Accrued capital gains tax on unrealized
       appreciation (depreciation)...........           --
                                               -------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   251,310,048
                                               -------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $261,065,733
                                               -------------
                                               -------------
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $    180,942
                                               -------------
                                               -------------
    ** Net of foreign withholding taxes on
       capital gains of......................  $        --
                                               -------------
                                               -------------
   *** See Note 1

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                                                              MFS
                                                                             GOLDMAN     MASSACHUSETTS     PUTNAM
                                                "DOGS" OF      ALLIANCE       SACHS        INVESTORS       GROWTH:      BLUE CHIP
                                               WALL STREET      GROWTH       RESEARCH      TRUST***      VOYAGER***      GROWTH
   -------------------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest................................  $     4,226   $     68,622   $    1,947    $    42,569    $    12,014   $    14,675
     Dividends...............................    1,992,924      5,862,365      166,086      1,931,063      1,486,292       156,389
                                                 ---------------------------------------------------------------------------------
         Total income*.......................    1,997,150      5,930,987      168,033      1,973,632      1,498,306       171,064
                                                 ---------------------------------------------------------------------------------
   EXPENSES:
     Management fees.........................      326,722      3,337,370      158,790        830,996      1,174,170       115,008
     Custodian fees..........................       30,076        127,791       25,618         39,970         42,220        25,454
     Service fees, Class 2...................        9,643         36,953        3,487         14,960          7,616         6,928
     Service fees, Class 3...................        2,030          7,721          179          4,438          1,149         1,247
     Distribution fees, Class 1..............          --         102,986          275         80,602         70,890           --
     Distribution fees, Class 2..............          --          16,042           63          7,479          2,656           --
     Distribution fees, Class 3..............          --           1,767            2          1,258            245           --
     Reports to investors....................        6,920         68,574        1,414         12,800         17,686         1,969
     Audit and tax fees......................       10,464         15,152       13,795         14,185         14,279        13,795
     Legal fees..............................        5,086         14,597        3,443          5,033          5,558         3,444
     Trustees' fees..........................        1,609         10,551          575          3,737          4,028           675
     Interest expense........................          764          4,973          171            --             991           --
     Interest expense on securities sold
       short.................................          --             --           --             --             --            --
     Other expenses..........................        1,249          8,486          724          2,160          2,606           722
                                               -----------------------------------------------------------------------------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........      394,563      3,752,963      208,536      1,017,618      1,344,094       169,242
         Expenses reimbursed by the
           adviser...........................          --             --       (26,511)           --             --        (22,078)
         Custody credits earned on cash
           balances..........................           (2)          (296)        (158)           (54)           (29)          (90)
         Fee paid indirectly (Note 5)........          --        (120,795)        (340)       (89,339)       (73,791)          --
                                                 ---------------------------------------------------------------------------------
   Net investment income (loss)..............    1,602,589      2,299,115      (13,494)     1,045,407        228,032        23,990
                                                 ---------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................   (1,747,650)   (54,460,186)     333,211     (6,088,327)    (8,627,231)   (1,587,484)
     Net realized gain (loss) on securities
       sold short............................          --             --           --             --             --            --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................          --             --           --          (2,143)           --            --
     Net realized gain (loss) on futures and
       options contracts.....................          --             --           --             --             --            --
     Change in unrealized appreciation
       (depreciation) on investments.........   13,342,840    246,408,570    3,076,418     35,165,093     49,703,555     6,475,613
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................          --             --           --          (1,050)           --            --
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................          --             --           --             --             --            --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................          --             --           --             --             --            --
     Accrued capital gains tax on unrealized
       appreciation (depreciation)...........          --             --           --             --             --            --
                                                 ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   11,595,190    191,948,384    3,409,629     29,073,573     41,076,324     4,888,129
                                                 ---------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $13,197,779   $194,247,499   $3,396,135    $30,118,980    $41,304,356   $ 4,912,119
                                                 ---------------------------------------------------------------------------------
                                                 ---------------------------------------------------------------------------------

   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $       --    $    127,614   $      --     $    25,485    $       473   $       319
                                                 ---------------------------------------------------------------------------------
                                                 ---------------------------------------------------------------------------------
    ** Net of foreign withholding taxes on
       capital gains of......................  $       --    $        --    $      --     $       --     $       --    $       --
                                               -----------------------------------------------------------------------------------
                                               -----------------------------------------------------------------------------------
   *** See Note 1


                                                  REAL
                                                 ESTATE
   ------------------------------------------  -----------
   INCOME:
     Interest................................  $    33,765
     Dividends...............................    3,286,215
                                                 ---------
         Total income*.......................    3,319,980
                                                 ---------
   EXPENSES:
     Management fees.........................      476,933
     Custodian fees..........................       30,471
     Service fees, Class 2...................       10,375
     Service fees, Class 3...................        2,533
     Distribution fees, Class 1..............          --
     Distribution fees, Class 2..............          --
     Distribution fees, Class 3..............          --
     Reports to investors....................        8,216
     Audit and tax fees......................       14,062
     Legal fees..............................        4,964
     Trustees' fees..........................        1,600
     Interest expense........................          --
     Interest expense on securities sold
       short.................................          --
     Other expenses..........................        1,082
                                               -----------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........      550,236
         Expenses reimbursed by the
           adviser...........................          --
         Custody credits earned on cash
           balances..........................           (5)
         Fee paid indirectly (Note 5)........          --
                                                 ---------
   Net investment income (loss)..............    2,769,749
                                                 ---------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................    1,119,161
     Net realized gain (loss) on securities
       sold short............................          --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................          --
     Net realized gain (loss) on futures and
       options contracts.....................          --
     Change in unrealized appreciation
       (depreciation) on investments.........   22,096,014
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................          --
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................          --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................          --
     Accrued capital gains tax on unrealized
       appreciation (depreciation)...........          --
                                                 ---------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   23,215,175
                                                 ---------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $25,984,924
                                                 ---------
                                                 ---------
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $       --
                                                 ---------
                                                 ---------
    ** Net of foreign withholding taxes on
       capital gains of......................  $       --
                                               -----------
                                               -----------
   *** See Note 1

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                SMALL         MFS
                                               COMPANY      MID-CAP     AGGRESSIVE       GROWTH         MARSICO
                                                VALUE       GROWTH        GROWTH      OPPORTUNITIES     GROWTH      TECHNOLOGY
   ----------------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest................................  $ 1,080    $    56,869   $    43,945    $   27,505     $    17,789   $     3,811
     Dividends...............................   39,360        395,208       340,215        26,045         270,558        25,508
                                                -------------------------------------------------------------------------------
         Total income*.......................   40,440        452,077       384,160        53,550         288,347        29,319
                                               --------------------------------------------------------------------------------
   EXPENSES:
     Management fees.........................   30,309        631,560       606,453        83,548         327,372       215,212
     Custodian fees..........................   24,402         26,459        24,466        25,035          26,820        27,158
     Service fees, Class 2...................      --          22,648         6,088         3,143          17,701         4,144
     Service fees, Class 3...................      --           7,738           762           661           3,685         1,544
     Distribution fees, Class 1..............      --          49,492           --            --              --         16,931
     Distribution fees, Class 2..............      --          10,720           --            --              --          3,143
     Distribution fees, Class 3..............      --           1,697           --            --              --            687
     Reports to investors....................    2,606         10,027         8,163         1,101           4,391         1,242
     Audit and tax fees......................   13,691         14,013        14,079        13,636          13,549        13,749
     Legal fees..............................    3,766          5,638         5,324         3,476           4,510         4,306
     Trustees' fees..........................      --           2,067         2,270           413           1,290           659
     Interest expense........................      --             --          2,539           --              --          1,996
     Interest expense on securities sold
       short.................................      --             --            --            --              --            --
     Other expenses..........................      547          1,830         2,120           660             748           722
                                               --------------------------------------------------------------------------------
         Total expenses before
           reimbursements, custody credits
           and fees paid indirectly..........   75,321        783,889       672,264       131,673         400,066       291,493
         Expenses reimbursed by the
           adviser...........................  (26,800)           --            --        (16,691)            --            --
         Custody credits earned on cash
           balances..........................      (22)           (52)          (21)         (518)           (201)         (109)
         Fee paid indirectly (Note 5)........      --         (61,909)          --            --              --        (20,761)
                                               --------------------------------------------------------------------------------
   Net investment income (loss)..............   (8,059)      (269,851)     (288,083)      (60,914)       (111,518)     (241,304)
                                               --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments**.........................    2,250      1,983,190    (9,730,487)      155,142      (1,738,313)      314,324
     Net realized gain (loss) on securities
       sold short............................      --             --            --            --              --            --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities...........................      (12)           (76)          --            --          (45,702)          --
     Net realized gain (loss) on futures and
       options contracts.....................      --             --         21,607           --              --            --
     Change in unrealized appreciation
       (depreciation) on investments.........  989,924     33,385,286    39,689,151     4,136,639      16,324,674     9,754,582
     Change in unrealized foreign exchange
       gain (loss) on other assets and
       liabilities...........................      --           1,933           --            --           61,472           --
     Change in unrealized appreciation
       (depreciation) on futures and options
       contracts.............................      --             --            --            --              --            --
     Change in unrealized appreciation
       (depreciation) on securities sold
       short.................................      --             --            --            --              --            --
     Accrued capital gains tax on unrealized
       appreciation (depreciation)...........      --             --            --            --              --            --
                                               --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......  992,162     35,370,333    29,980,271     4,291,781      14,602,131    10,068,906
                                               --------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $984,103   $35,100,482   $29,692,188    $4,230,867     $14,490,613   $ 9,827,602
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $  218     $       908   $     4,837    $      --      $     6,683   $       412
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------
    ** Net of foreign withholding taxes on
       capital gains of......................  $   --     $       --    $       --     $      --      $       --    $       --
                                               --------------------------------------------------------------------------------
                                               --------------------------------------------------------------------------------

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                         SMALL &     INTERNATIONAL
                                                         MID CAP       GROWTH &         GLOBAL
                                                          VALUE         INCOME         EQUITIES
   ----------------------------------------------------------------------------------------------
   INCOME:
     Interest.........................................  $    1,708    $    35,286    $      4,020
     Dividends........................................     137,048      3,729,472       1,618,576
                                                        -----------------------------------------
         Total income*................................     138,756      3,764,758       1,622,596
                                                        -----------------------------------------
   EXPENSES:
     Management fees..................................      78,793        993,735         921,024
     Custodian fees...................................      27,634        173,844         104,613
     Service fees, Class 2............................       6,441         14,285           7,977
     Service fees, Class 3............................       8,423          5,335             944
     Distribution fees, Class 1.......................         --             --           40,206
     Distribution fees, Class 2.......................         --             --            1,795
     Distribution fees, Class 3.......................         --             --              101
     Reports to investors.............................       3,706         12,819          11,275
     Audit and tax fees...............................      21,397         20,224          20,340
     Legal fees.......................................          66          5,664           5,887
     Trustees' fees...................................         293          2,744           3,055
     Interest expense.................................         --           4,400           5,447
     Interest expense on securities sold short........         --             --              --
     Other expenses...................................         533          2,396           2,928
                                                        -----------------------------------------
         Total expenses before reimbursements, custody
           credits and fees paid indirectly...........     147,286      1,235,446       1,125,592
         Expenses reimbursed by the adviser...........     (17,455)           --              --
         Custody credits earned on cash balances......         (12)          (370)            (17)
         Fee paid indirectly (Note 5).................         --             --          (42,102)
                                                        -----------------------------------------
   Net investment income (loss).......................       8,937      2,529,682         539,123
                                                        -----------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES:
     Net realized gain (loss) on investments**........     101,630     (8,858,614)    (14,194,225)
     Net realized gain (loss) on securities sold
       short..........................................         --             --              --
     Net realized foreign exchange gain (loss) on
       other assets and liabilities...................         --          36,187          27,051
     Net realized gain (loss) on futures and options
       contracts......................................         --             --              --
     Change in unrealized appreciation (depreciation)
       on investments.................................   2,967,426     37,945,449      52,464,637
     Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities................         --         (29,197)        (15,560)
     Change in unrealized appreciation (depreciation)
       on futures and options contracts...............         --             --              --
     Change in unrealized appreciation (depreciation)
       on securities sold short.......................         --             --              --
     Accrued capital gains tax on unrealized
       appreciation (depreciation)....................         --             --              --
                                                        -----------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies...............   3,069,056     29,093,825      38,281,903
                                                        -----------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS..................................  $3,077,993    $31,623,507    $ 38,821,026
                                                        -----------------------------------------
                                                        -----------------------------------------
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of....................................  $      281    $   595,696    $    118,897
                                                        -----------------------------------------
                                                        -----------------------------------------
   ** Net of foreign withholding taxes on capital
      gains of........................................  $      --     $       --     $        --
                                                        -----------------------------------------
                                                        -----------------------------------------

                                                        INTERNATIONAL
                                                         DIVERSIFIED     EMERGING      FOREIGN
                                                          EQUITIES        MARKETS       VALUE
   ---------------------------------------------------  ----------------------------------------
   INCOME:
     Interest.........................................   $    42,925    $    21,159   $    8,850
     Dividends........................................     3,066,391      1,289,888      388,702
                                                        -----------------------------------------   --------------------------------
--------
         Total income*................................     3,109,316      1,311,047      397,552
                                                        -----------------------------------------   --------------------------------
--------
   EXPENSES:
     Management fees..................................       889,061        416,959      109,895
     Custodian fees...................................       161,876         69,850       39,316
     Service fees, Class 2............................        10,825          2,676        7,522
     Service fees, Class 3............................         8,406            736       13,068
     Distribution fees, Class 1.......................           --             --           --
     Distribution fees, Class 2.......................           --             --           --
     Distribution fees, Class 3.......................           --             --           --
     Reports to investors.............................         8,185          4,443        5,467
     Audit and tax fees...............................        20,186         19,998       28,668
     Legal fees.......................................         5,013          4,612           84
     Trustees' fees...................................         2,706          1,072          331
     Interest expense.................................           --           4,624          --
     Interest expense on securities sold short........           --             --           --
     Other expenses...................................         2,337          1,076          463
                                                        -----------------------------------------   --------------------------------
--------
         Total expenses before reimbursements, custody
           credits and fees paid indirectly...........     1,108,595        526,046      204,814
         Expenses reimbursed by the adviser...........           --             --           --
         Custody credits earned on cash balances......           (38)           (69)        (245)
         Fee paid indirectly (Note 5).................           --             --           --
                                                        -----------------------------------------   --------------------------------
--------
   Net investment income (loss).......................     2,000,759        785,070      192,983
                                                        -----------------------------------------   --------------------------------
--------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES:
     Net realized gain (loss) on investments**........    (6,840,103)    (2,191,720)     (49,407)
     Net realized gain (loss) on securities sold
       short..........................................           --             --           --
     Net realized foreign exchange gain (loss) on
       other assets and liabilities...................     2,356,010        (58,064)        (869)
     Net realized gain (loss) on futures and options
       contracts......................................       662,333            --           --
     Change in unrealized appreciation (depreciation)
       on investments.................................    27,048,703     15,643,762    3,834,193
     Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities................    (1,468,654)         7,309        2,212
     Change in unrealized appreciation (depreciation)
       on futures and options contracts...............       177,508            --           --
     Change in unrealized appreciation (depreciation)
       on securities sold short.......................           --             --           --
     Accrued capital gains tax on unrealized
       appreciation (depreciation)....................           --           4,224          --
                                                        -----------------------------------------   --------------------------------
--------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies...............    21,935,797     13,405,511    3,786,129
                                                        -----------------------------------------   --------------------------------
--------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS..................................   $23,936,556    $14,190,581   $3,979,112
                                                        -----------------------------------------   --------------------------------
--------
                                                        -----------------------------------------   --------------------------------
--------
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of....................................   $   406,756    $   165,745   $   49,455
                                                        -----------------------------------------   --------------------------------
--------
                                                        -----------------------------------------   --------------------------------
--------
   ** Net of foreign withholding taxes on capital
      gains of........................................   $       --     $    36,238   $      --
                                                        -----------------------------------------   --------------------------------
--------
                                                        -----------------------------------------   --------------------------------
--------

    See Notes to Financial Statements.

---------------------
    186

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                                                                         WORLDWIDE
                                                CASH        CORPORATE        GLOBAL       HIGH-YIELD       HIGH        SUNAMERICA
                                             MANAGEMENT        BOND           BOND           BOND         INCOME        BALANCED
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  1,775,630   $  9,819,453   $  2,405,358   $ 14,584,231   $ 3,623,252   $  2,308,102
   Net realized gain (loss) on
     investments..........................        (6,014)     1,157,727      7,583,523      1,360,958    (1,690,419)   (14,395,877)
   Net realized gain (loss) on securities
     sold short...........................           --             --             --        (221,900)          --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................           --             --      (5,895,494)           --       (103,774)           --
   Net realized gain (loss) on futures and
     options contracts....................           --             --        (378,433)           --       (923,839)           --
   Change in unrealized appreciation
     (depreciation) on investments........       (39,200)     2,757,526     (4,869,468)    23,527,895     9,437,664     37,931,035
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................           --             --       2,742,925             (2)       25,570            --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --             --         286,706            --      1,327,261            --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --             --             --         144,675           --             --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........           --             --             --             --            --             --
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     1,730,416     13,734,706      1,875,117     39,395,857    11,695,715     25,843,260
                                            --------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class
     1....................................           --             --             --             --            --             --
   From net investment income -- Class
     2....................................           --             --             --             --            --             --
   From net investment income -- Class
     3....................................           --             --             --             --                           --
   From net realized gain on
     investments -- Class 1...............           --             --             --             --            --             --
   From net realized gain on
     investments -- Class 2...............           --             --             --             --            --             --
   From net realized gain on
     investments -- Class 3...............           --             --             --             --            --             --
                                            --------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................           --             --             --             --            --             --
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (82,492,775)    24,363,180     (6,013,569)    32,509,117     3,015,068    (20,801,260)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (80,762,359)    38,097,886     (4,138,452)    71,904,974    14,710,783      5,042,000
   NET ASSETS:
   Beginning of period....................  $550,861,105   $306,618,004   $143,938,610   $243,455,432   $81,200,573   $330,822,277
                                            --------------------------------------------------------------------------------------
   End of period..........................  $470,098,746   $344,715,890   $139,800,158   $315,360,406   $95,911,356   $335,864,277
                                            ======================================================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $ 10,368,652   $ 30,200,581   $ (1,918,232)  $ 38,142,578   $10,239,862   $  9,934,914
                                            ======================================================================================


                                             MFS TOTAL
                                               RETURN
   ---------------------------------------  ------------
   OPERATIONS:
   Net investment income (loss)...........  $  7,996,634
   Net realized gain (loss) on
     investments..........................    (2,135,632)
   Net realized gain (loss) on securities
     sold short...........................           --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................         8,278
   Net realized gain (loss) on futures and
     options contracts....................           --
   Change in unrealized appreciation
     (depreciation) on investments........    50,364,209
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................        (2,793)
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........           --
                                            ------------
   Net increase (decrease) in net assets
     resulting from operations............    56,230,696
                                            ------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class
     1....................................           --
   From net investment income -- Class
     2....................................           --
   From net investment income -- Class
     3....................................           --
   From net realized gain on
     investments -- Class 1...............           --
   From net realized gain on
     investments -- Class 2...............           --
   From net realized gain on
     investments -- Class 3...............           --
                                            ------------
   Total dividends and distributions to
     shareholders.........................           --
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    41,316,306
                                            ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    97,547,002
   NET ASSETS:
   Beginning of period....................  $615,242,040
                                            ------------
   End of period..........................  $712,789,042
                                            ============
   ---------------
   Undistributed net investment income
     (loss)...............................  $ 24,090,484
                                            ============

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                                                                                      FEDERATED
                                               ASSET         TELECOM       EQUITY       EQUITY         GROWTH-         AMERICAN
                                             ALLOCATION      UTILITY       INCOME        INDEX          INCOME         LEADERS*
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  7,502,523   $ 1,433,440   $   52,703   $   247,151   $    3,537,703   $  1,800,561
   Net realized gain (loss) on
     investments..........................    (6,427,874)      (71,692)    (277,054)     (148,016)      12,842,724     (3,873,607)
   Net realized gain (loss) on securities
     sold short...........................           --            --           --            --               --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................          (184)         (368)         --            --               --             --
   Net realized gain (loss) on futures and
     options contracts....................           --            --           --         53,979        3,397,199            --
   Change in unrealized appreciation
     (depreciation) on investments........    46,570,313     3,865,149    1,281,695     5,924,870      132,762,084     30,739,942
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................             3           --           --            --               --             --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --            --           --         17,770        2,663,363            --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --            --           --            --               --             --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........           --            --           --            --               --             --
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    47,644,781     5,226,529    1,057,344     6,095,754      155,203,073     28,666,896
                                            -------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class
     1....................................           --            --           --            --               --             --
   From net investment income -- Class
     2....................................           --            --           --            --               --             --
   From net investment income -- Class
     3....................................           --            --           --            --               --             --
   From net realized gain on
     investments -- Class 1...............           --            --           --            --               --             --
   From net realized gain on
     investments -- Class 2...............           --            --           --            --               --             --
   From net realized gain on
     investments -- Class 3...............           --            --           --            --               --             --
                                            -------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................           --            --           --            --               --             --
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (29,738,053)   (9,240,555)      98,885      (330,797)     (65,248,080)   (15,115,525)
                                            -------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    17,906,728    (4,014,026)   1,156,229     5,764,957       89,954,993     13,551,371
   NET ASSETS:
   Beginning of period....................  $451,194,248   $56,550,627   $6,449,473   $37,586,152   $  915,337,822   $209,203,825
                                            -------------------------------------------------------------------------------------
   End of period..........................  $469,100,976   $52,536,601   $7,605,702   $43,351,109   $1,005,292,815   $222,755,196
                                            =====================================================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $ 24,368,534   $ 4,689,634   $  177,421   $   710,831   $   12,949,880   $  5,267,217
                                            =====================================================================================
   * See Note 1

                                                DAVIS
                                               VENTURE
                                                VALUE
   ---------------------------------------  --------------
   OPERATIONS:
   Net investment income (loss)...........  $    9,755,685
   Net realized gain (loss) on
     investments..........................     (52,583,783)
   Net realized gain (loss) on securities
     sold short...........................             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................         (12,364)
   Net realized gain (loss) on futures and
     options contracts....................             --
   Change in unrealized appreciation
     (depreciation) on investments........     303,911,957
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................          (5,762)
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................             --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................             --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........             --
                                            --------------
   Net increase (decrease) in net assets
     resulting from operations............     261,065,733
                                            --------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class
     1....................................             --
   From net investment income -- Class
     2....................................             --
   From net investment income -- Class
     3....................................             --
   From net realized gain on
     investments -- Class 1...............             --
   From net realized gain on
     investments -- Class 2...............             --
   From net realized gain on
     investments -- Class 3...............             --
                                            --------------
   Total dividends and distributions to
     shareholders.........................             --
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (69,895,639)
                                            --------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     191,170,094
   NET ASSETS:
   Beginning of period....................  $1,715,656,468
                                            --------------
   End of period..........................  $1,906,826,562
                                            ==============
   ---------------
   Undistributed net investment income
     (loss)...............................  $   26,150,889
                                            ==============
   * See Note 1

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                                                               MFS
                                                                              GOLDMAN     MASSACHUSETTS      PUTNAM
                                             "DOGS" OF        ALLIANCE         SACHS        INVESTORS       GROWTH:
                                            WALL STREET        GROWTH        RESEARCH        TRUST*         VOYAGER*
   -------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  1,602,589   $    2,299,115   $   (13,494)  $  1,045,407    $    228,032
   Net realized gain (loss) on
     investments..........................    (1,747,650)     (54,460,186)      333,211     (6,088,327)     (8,627,231)
   Net realized gain (loss) on securities
     sold short...........................           --               --            --             --              --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................           --               --            --          (2,143)            --
   Net realized gain (loss) on futures and
     options contracts....................           --               --            --             --              --
   Change in unrealized appreciation
     (depreciation) on investments........    13,342,840      246,408,570     3,076,418     35,165,093      49,703,555
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................           --               --            --          (1,050)            --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --               --            --             --              --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --               --            --             --              --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........           --               --            --             --              --
                                            --------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    13,197,779      194,247,499     3,396,135     30,118,980      41,304,356
                                            --------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class
     1....................................           --               --            --             --              --
   From net investment income -- Class
     2....................................           --               --            --             --              --
   From net investment income -- Class
     3....................................           --               --            --             --              --
   From net realized gain on
     investments -- Class 1...............           --               --            --             --              --
   From net realized gain on
     investments -- Class 2...............           --               --            --             --              --
   From net realized gain on
     investments -- Class 3...............           --               --            --             --              --
                                            --------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................           --               --            --             --              --
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (8,482,696)     (74,564,995)   (3,751,931)    (1,101,622)    (21,348,258)
                                            --------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     4,715,083      119,682,504      (355,796)    29,017,358      19,956,098
   NET ASSETS:
   Beginning of period....................  $110,406,582   $1,052,182,450   $28,032,222   $228,943,150    $280,753,120
                                            --------------------------------------------------------------------------
   End of period..........................  $115,121,665   $1,171,864,954   $27,676,426   $257,960,508    $300,709,218
                                            ==========================================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $  4,685,237   $    5,078,833   $   (13,494)  $  3,143,695    $    977,855
                                            ==========================================================================
   * See Note 1


                                             BLUE CHIP        REAL
                                              GROWTH         ESTATE
   ---------------------------------------  --------------------------
   OPERATIONS:
   Net investment income (loss)...........  $    23,990   $  2,769,749
   Net realized gain (loss) on
     investments..........................   (1,587,484)     1,119,161
   Net realized gain (loss) on securities
     sold short...........................          --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................          --             --
   Net realized gain (loss) on futures and
     options contracts....................          --             --
   Change in unrealized appreciation
     (depreciation) on investments........    6,475,613     22,096,014
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................          --             --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................          --             --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................          --             --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........          --             --
                                            --------------------------
   Net increase (decrease) in net assets
     resulting from operations............    4,912,119     25,984,924
                                            --------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class
     1....................................          --             --
   From net investment income -- Class
     2....................................          --             --
   From net investment income -- Class
     3....................................          --             --
   From net realized gain on
     investments -- Class 1...............          --             --
   From net realized gain on
     investments -- Class 2...............          --             --
   From net realized gain on
     investments -- Class 3...............          --             --
                                            --------------------------
   Total dividends and distributions to
     shareholders.........................          --             --
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    6,627,787      7,833,300
                                            --------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   11,539,906     33,818,224
   NET ASSETS:
   Beginning of period....................  $28,388,652   $107,631,887
                                            --------------------------
   End of period..........................  $39,928,558   $141,450,111
                                            ==========================
   ---------------
   Undistributed net investment income
     (loss)...............................  $    74,148   $  6,381,768
                                            ==========================
   * See Note 1

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                    SMALL          MFS
                                                   COMPANY       MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                                    VALUE         GROWTH         GROWTH      OPPORTUNITIES     GROWTH
   ---------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).................  $   (8,059)  $   (269,851)  $   (288,083)   $   (60,914)   $  (111,518)
   Net realized gain (loss) on investments......       2,250      1,983,190     (9,730,487)       155,142     (1,738,313)
   Net realized gain (loss) on securities sold
     short......................................         --             --             --             --             --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............         (12)           (76)           --             --         (45,702)
   Net realized gain (loss) on futures and
     options contracts..........................         --             --          21,607            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     989,924     33,385,286     39,689,151      4,136,639     16,324,674
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....         --           1,933            --             --          61,472
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................         --             --             --             --             --
   Change in unrealized appreciation
     (depreciation) on securities sold short....         --             --             --             --             --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)................         --             --             --             --             --
                                                  ----------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations..................     984,103     35,100,482     29,692,188      4,230,867     14,490,613
                                                  ----------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class 1........         --             --             --             --             --
   From net investment income -- Class 2........         --             --             --             --             --
   From net investment income -- Class 3........         --             --             --             --             --
   From net realized gain on
     investments -- Class 1.....................         --             --             --             --             --
   From net realized gain on
     investments -- Class 2.....................         --             --             --             --             --
   From net realized gain on
     investments -- Class 3.....................         --             --             --             --             --
                                                  ----------------------------------------------------------------------
   Total dividends and distributions to
     shareholders...............................         --             --             --             --             --
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................     197,470     18,630,210     (2,670,484)    12,494,885     18,386,720
                                                  ----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......   1,181,573     53,730,692     27,021,704     16,725,752     32,877,333
   NET ASSETS:
   Beginning of period..........................  $5,782,151   $151,722,934   $163,627,857    $15,872,571    $63,019,715
                                                  ----------------------------------------------------------------------
   End of period................................  $6,963,724   $205,453,626   $190,649,561    $32,598,323    $95,897,048
                                                  ======================================================================

   ---------------
   Undistributed net investment income (loss)...  $   (8,059)  $   (270,622)  $   (288,083)   $   (60,914)   $  (111,518)
                                                  ======================================================================


                                                  TECHNOLOGY
   ---------------------------------------------  -----------
   OPERATIONS:
   Net investment income (loss).................  $  (241,304)
   Net realized gain (loss) on investments......      314,324
   Net realized gain (loss) on securities sold
     short......................................          --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............          --
   Net realized gain (loss) on futures and
     options contracts..........................          --
   Change in unrealized appreciation
     (depreciation) on investments..............    9,754,582
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....          --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................          --
   Change in unrealized appreciation
     (depreciation) on securities sold short....          --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)................          --
                                                  -----------
   Net increase (decrease) in net assets
     resulting from operations..................    9,827,602
                                                  -----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class 1........          --
   From net investment income -- Class 2........          --
   From net investment income -- Class 3........          --
   From net realized gain on
     investments -- Class 1.....................          --
   From net realized gain on
     investments -- Class 2.....................          --
   From net realized gain on
     investments -- Class 3.....................          --
                                                  -----------
   Total dividends and distributions to
     shareholders...............................          --
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................    8,176,159
                                                  -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......   18,003,761
   NET ASSETS:
   Beginning of period..........................  $28,459,957
                                                  -----------
   End of period................................  $46,463,718
                                                  ===========
   ---------------
   Undistributed net investment income (loss)...  $  (241,304)
                                                  ===========

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

                                                    SMALL &     INTERNATIONAL                  INTERNATIONAL
                                                    MID CAP      GROWTH AND        GLOBAL       DIVERSIFIED     EMERGING
                                                     VALUE         INCOME         EQUITIES       EQUITIES        MARKETS
   -----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).................  $     8,937   $  2,529,682    $    539,123   $  2,000,759    $   785,070
   Net realized gain (loss) on investments......      101,630     (8,858,614)    (14,194,225)    (6,840,103)    (2,191,720)
   Net realized gain (loss) on securities sold
     short......................................          --             --              --             --             --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............          --          36,187          27,051      2,356,010        (58,064)
   Net realized gain (loss) on futures and
     options contracts..........................          --             --              --         662,333            --
   Change in unrealized appreciation
     (depreciation) on investments..............    2,967,426     37,945,449      52,464,637     27,048,703     15,643,762
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....          --         (29,197)        (15,560)    (1,468,654)         7,309
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................          --             --              --         177,508            --
   Change in unrealized appreciation
     (depreciation) on securities sold short....          --             --              --             --             --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)................          --             --              --             --           4,224
                                                  ------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations..................    3,077,993     31,623,507      38,821,026     23,936,556     14,190,581
                                                  ------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class 1........          --             --              --             --             --
   From net investment income -- Class 2........          --             --              --             --             --
   From net investment income -- Class 3........          --             --              --             --             --
   From net realized gain on
     investments -- Class 1.....................          --             --              --             --             --
   From net realized gain on
     investments -- Class 2.....................          --             --              --             --             --
   From net realized gain on
     investments -- Class 3.....................          --             --              --             --             --
                                                  ------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders...............................          --             --              --             --             --
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................   14,752,654     (3,104,390)    (19,960,362)    (2,239,053)    (3,157,848)
                                                  ------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS......   17,830,647     28,519,117      18,860,664     21,697,503     11,032,733

   NET ASSETS:
   Beginning of period..........................  $ 7,992,918   $194,967,826    $230,649,296   $168,009,887    $66,817,700
                                                  ------------------------------------------------------------------------
   End of period................................  $25,823,565   $223,486,943    $249,509,960   $189,707,390    $77,850,433
                                                  ========================================================================

   ---------------
   Undistributed net investment income (loss)...  $    16,672   $  5,750,712    $  1,166,903   $ 10,460,645    $   745,098
                                                  ========================================================================


                                                    FOREIGN
                                                     VALUE
   ---------------------------------------------  -----------
   OPERATIONS:
   Net investment income (loss).................  $   192,983
   Net realized gain (loss) on investments......      (49,407)
   Net realized gain (loss) on securities sold
     short......................................          --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............         (869)
   Net realized gain (loss) on futures and
     options contracts..........................          --
   Change in unrealized appreciation
     (depreciation) on investments..............    3,834,193
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....        2,212
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................          --
   Change in unrealized appreciation
     (depreciation) on securities sold short....          --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)................          --
                                                  -----------
   Net increase (decrease) in net assets
     resulting from operations..................    3,979,112
                                                  -----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   From net investment income -- Class 1........          --
   From net investment income -- Class 2........          --
   From net investment income -- Class 3........          --
   From net realized gain on
     investments -- Class 1.....................          --
   From net realized gain on
     investments -- Class 2.....................          --
   From net realized gain on
     investments -- Class 3.....................          --
                                                  -----------
   Total dividends and distributions to
     shareholders...............................          --
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................   22,141,479
                                                  -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......   26,120,591
   NET ASSETS:
   Beginning of period..........................  $ 9,987,300
                                                  -----------
   End of period................................  $36,107,891
                                                  ===========
   ---------------
   Undistributed net investment income (loss)...  $   187,635
                                                  ===========

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED JANUARY 31, 2003

                                              CASH        CORPORATE        GLOBAL       HIGH-YIELD     WORLDWIDE      SUNAMERICA
                                           MANAGEMENT        BOND           BOND           BOND       HIGH INCOME      BALANCED
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).........  $  8,600,467   $ 20,422,368   $  5,582,602   $ 23,532,928   $  8,059,491   $   7,633,965
   Net realized gain (loss) on
     investments........................        29,641    (12,086,896)     2,629,948    (40,721,833)   (23,799,214)    (69,127,227)
   Net realized gain (loss) on
     securities sold short..............           --             --             --        (209,625)           --              --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities........................           --             --     (14,134,385)           --        (415,234)            --
   Net realized gain (loss) on futures
     and options contracts..............           --             --      (2,324,839)           --        (517,872)            --
   Change in unrealized appreciation
     (depreciation) on investments (Note
     3).................................      (308,964)    11,113,528     19,858,934     10,317,359     16,572,002      (5,061,390)
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities........................           --             --      (2,572,018)            14       (115,187)            --
   Change in unrealized appreciation
     (depreciation) on futures and
     options contracts..................           --             --        (273,608)      (204,675)      (121,122)            --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short..............................           --             --             --             --             --              --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation).....................           --             --             --             --             --              --
                                          ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations..........     8,321,144     19,449,000      8,766,634     (7,285,832)      (337,136)    (66,554,652)
                                          ----------------------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment
     income -- Class 1*.................   (20,578,900)   (16,048,501)    (2,240,591)   (30,907,511)   (11,114,168)     (9,680,010)
   Dividends from net investment
     income -- Class 2*.................    (2,147,100)    (1,843,499)      (127,409)    (2,094,489)      (270,832)       (477,990)
   Dividends from net investment
     income -- Class 3*.................           --             --             --             --             --              --
   Distribution from net realized gain
     on investments -- Class 1*.........           --             --      (1,795,619)           --             --              --
   Distribution from net realized gain
     on investments -- Class 2*.........           --             --        (107,381)           --             --              --
   Distribution from net realized gain
     on investments -- Class 3*.........           --             --             --             --             --              --
                                          ----------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.......................   (22,726,000)   (17,892,000)    (4,271,000)   (33,002,000)   (11,385,000)    (10,158,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)..............   (57,567,262)    35,618,324     (8,986,332)    23,112,998     (1,704,690)    (69,752,564)
                                          ----------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET
     ASSETS.............................   (71,972,118)    37,175,324     (4,490,698)   (17,174,834)   (13,426,826)   (146,465,216)

   NET ASSETS:
   Beginning of period..................  $622,833,223   $269,442,680   $148,429,308   $260,630,266   $ 94,627,399   $ 477,287,493
                                          ----------------------------------------------------------------------------------------
   End of period........................  $550,861,105   $306,618,004   $143,938,610   $243,455,432   $ 81,200,573   $ 330,822,277
                                          ========================================================================================

   ---------------
   Undistributed net investment income
     (loss).............................  $  8,593,022   $ 20,381,128   $ (4,323,590)  $ 23,558,347   $  6,616,610   $   7,626,812
                                          ========================================================================================
   * See Note 1


                                           MFS TOTAL
                                             RETURN
   -------------------------------------  ------------
   OPERATIONS:
   Net investment income (loss).........  $ 16,080,666
   Net realized gain (loss) on
     investments........................   (26,434,947)
   Net realized gain (loss) on
     securities sold short..............           --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities........................        30,688
   Net realized gain (loss) on futures
     and options contracts..............           --
   Change in unrealized appreciation
     (depreciation) on investments (Note
     3).................................   (27,869,423)
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities........................        15,397
   Change in unrealized appreciation
     (depreciation) on futures and
     options contracts..................           --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short..............................           --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation).....................           --
                                          ------------
   Net increase (decrease) in net assets
     resulting from operations..........   (38,177,619)
                                          ------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment
     income -- Class 1*.................   (10,216,871)
   Dividends from net investment
     income -- Class 2*.................    (1,299,129)
   Dividends from net investment
     income -- Class 3*.................           --
   Distribution from net realized gain
     on investments -- Class 1*.........    (6,426,532)
   Distribution from net realized gain
     on investments -- Class 2*.........      (853,468)
   Distribution from net realized gain
     on investments -- Class 3*.........           --
                                          ------------
   Total dividends and distributions to
     shareholders.......................   (18,796,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)..............   182,600,376
                                          ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS.............................   125,626,757
   NET ASSETS:
   Beginning of period..................  $489,615,283
                                          ------------
   End of period........................  $615,242,040
                                          ============
   ---------------
   Undistributed net investment income
     (loss).............................  $ 16,093,850
                                          ============
   * See Note 1

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2003

                                                ASSET         TELECOM        EQUITY         EQUITY         GROWTH-
                                             ALLOCATION       UTILITY        INCOME         INDEX           INCOME
   -------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  16,927,063   $  3,268,674   $   134,470   $    470,222   $    9,418,103
   Net realized gain (loss) on
     investments..........................     (8,322,053)   (25,279,128)     (164,118)    (2,497,019)    (114,798,914)
   Net realized gain (loss) on securities
     sold short...........................            --             --            --             --               --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................           (153)            47           --            (812)             --
   Net realized gain (loss) on futures and
     options contracts....................            --          70,974           --         (83,627)     (16,299,257)
   Change in unrealized appreciation
     (depreciation) on investments (Note
     3)...................................    (45,630,286)     3,063,963    (1,441,264)    (9,816,524)    (173,239,239)
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................             10            --            --             --               --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................            --             --            --         (27,793)      (2,341,938)
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................            --             --            --             --               --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........            --             --            --             --               --
                                            --------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    (37,025,419)   (18,875,470)   (1,470,912)   (11,955,553)    (297,261,245)
                                            --------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income --
     Class 1*.............................    (17,799,637)    (5,914,202)     (138,000)      (430,000)      (9,602,620)
   Dividends from net investment income --
     Class 2*.............................       (386,093)      (297,798)          --             --          (282,380)
   Dividends from net investment income --
     Class 3*.............................         (2,270)           --            --             --               --
   Distribution from net realized gain on
     investments -- Class 1*..............            --             --            --             --               --
   Distribution from net realized gain on
     investments -- Class 2*..............            --             --            --             --               --
   Distribution from net realized gain on
     investments -- Class 3*..............            --             --            --             --               --
                                            --------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................    (18,188,000)    (6,212,000)     (138,000)      (430,000)      (9,885,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (51,906,471)    (4,548,491)       (1,617)    (1,462,207)    (242,693,330)
                                            --------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (107,119,890)   (29,635,961)   (1,610,529)   (13,847,760)    (549,839,575)

   NET ASSETS:
   Beginning of period....................  $ 558,314,138   $ 86,186,588   $ 8,060,002   $ 51,433,912   $1,465,177,397
                                            --------------------------------------------------------------------------
   End of period..........................  $ 451,194,248   $ 56,550,627   $ 6,449,473   $ 37,586,152   $  915,337,822
                                            ==========================================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $  16,866,011   $  3,256,194   $   124,718   $    463,680   $    9,412,177
                                            ==========================================================================
   * See Note 1

                                             FEDERATED         DAVIS
                                              AMERICAN        VENTURE
                                              LEADERS*         VALUE
   ---------------------------------------  -----------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,468,959   $   16,198,949
   Net realized gain (loss) on
     investments..........................   (15,411,308)    (135,399,807)
   Net realized gain (loss) on securities
     sold short...........................           --               --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................           --               151
   Net realized gain (loss) on futures and
     options contracts....................           --               --
   Change in unrealized appreciation
     (depreciation) on investments (Note
     3)...................................   (46,635,138)    (244,459,370)
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................           --               --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................           --               --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................           --               --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........           --               --
                                            -----------------------------
   Net increase (decrease) in net assets
     resulting from operations............   (58,577,487)    (363,660,077)
                                            -----------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income --
     Class 1*.............................    (2,507,561)     (11,666,139)
   Dividends from net investment income --
     Class 2*.............................      (152,439)        (438,861)
   Dividends from net investment income --
     Class 3*.............................           --               --
   Distribution from net realized gain on
     investments -- Class 1*..............           --               --
   Distribution from net realized gain on
     investments -- Class 2*..............           --               --
   Distribution from net realized gain on
     investments -- Class 3*..............           --               --
                                            -----------------------------
   Total dividends and distributions to
     shareholders.........................    (2,660,000)     (12,105,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (7,114,738)    (265,454,510)
                                            -----------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (68,352,225)    (641,219,587)
   NET ASSETS:
   Beginning of period....................  $277,556,050   $2,356,876,055
                                            -----------------------------
   End of period..........................  $209,203,825   $1,715,656,468
                                            =============================
   ---------------
   Undistributed net investment income
     (loss)...............................  $  3,466,656   $   16,395,204
                                            =============================
   * See Note 1

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2003

                                                                                              MFS
                                                                            GOLDMAN      MASSACHUSETTS      PUTNAM
                                           "DOGS" OF        ALLIANCE         SACHS         INVESTORS        GROWTH:
                                          WALL STREET        GROWTH         RESEARCH        TRUST*         VOYAGER*
   -------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).........  $  3,085,325   $    2,783,569   $    (67,746)  $   2,078,868   $     751,068
   Net realized gain (loss) on
     investments........................    (7,400,224)    (360,712,894)   (11,746,086)    (45,033,503)    (93,165,500)
   Net realized gain (loss) on
     securities sold short..............           --               --             --              --              --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities........................           --               --             --           31,572             --
   Net realized gain (loss) on futures
     and options contracts..............           --               --        (264,752)            --              --
   Change in unrealized appreciation
     (depreciation) on investments (Note
     3).................................   (15,667,011)    (180,666,475)     3,112,310     (27,336,847)    (22,969,495)
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities........................           --               --             --           16,218             --
   Change in unrealized appreciation
     (depreciation) on futures and
     options contracts..................           --               --             703             --              --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short..............................           --               --             --              --              --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation).....................           --               --             --              --              --
                                          ----------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations..........   (19,981,910)    (538,595,800)    (8,965,571)    (70,243,692)   (115,383,927)
                                          ----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment
     income -- Class 1*.................    (2,160,200)      (3,653,155)           --       (2,103,304)       (620,435)
   Dividends from net investment
     income -- Class 2*.................      (142,800)         (71,845)                      (108,696)         (7,065)
   Dividends from net investment
     income -- Class 3*.................           --               --             --              --              --
   Distribution from net realized gain
     on investments --  Class 1*........           --               --             --              --              --
   Distribution from net realized gain
     on investments -- Class 2*.........           --               --             --              --              --
   Distribution from net realized gain
     on investments -- Class 3*.........           --               --             --              --              --
                                          ----------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.......................    (2,303,000)      (3,725,000)           --       (2,212,000)       (627,500)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)..............    17,054,220     (354,529,928)     6,567,532     (27,678,450)    (93,942,584)
                                          ----------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET
     ASSETS.............................    (5,230,690)    (896,850,728)    (2,398,039)   (100,134,142)   (209,954,011)

   NET ASSETS:
   Beginning of period..................  $115,637,272   $1,949,033,178   $ 30,430,261   $ 329,077,292   $ 490,707,131
                                          ----------------------------------------------------------------------------
   End of period........................  $110,406,582   $1,052,182,450   $ 28,032,222   $ 228,943,150   $ 280,753,120
                                          ============================================================================

   ---------------
   Undistributed net investment income
     (loss).............................  $  3,082,648   $    2,779,718   $         --   $   2,098,288   $     749,823
                                          ============================================================================
   * See Note 1


                                           BLUE CHIP         REAL
                                             GROWTH         ESTATE
   -------------------------------------  ---------------------------
   OPERATIONS:
   Net investment income (loss).........  $     53,001   $  4,421,891
   Net realized gain (loss) on
     investments........................    (6,957,476)     1,395,082
   Net realized gain (loss) on
     securities sold short..............           --             --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities........................           --             --
   Net realized gain (loss) on futures
     and options contracts..............           --             --
   Change in unrealized appreciation
     (depreciation) on investments (Note
     3).................................    (3,114,042)    (5,013,312)
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities........................           --             --
   Change in unrealized appreciation
     (depreciation) on futures and
     options contracts..................           --             --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short..............................           --             --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation).....................           --             --
                                          ---------------------------
   Net increase (decrease) in net assets
     resulting from operations..........   (10,018,517)       803,661
                                          ---------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment
     income -- Class 1*.................       (65,119)    (2,738,373)
   Dividends from net investment
     income -- Class 2*.................       (13,381)      (207,627)
   Dividends from net investment
     income -- Class 3*.................           --             --
   Distribution from net realized gain
     on investments --  Class 1*........           --             --
   Distribution from net realized gain
     on investments -- Class 2*.........           --             --
   Distribution from net realized gain
     on investments -- Class 3*.........           --             --
                                          ---------------------------
   Total dividends and distributions to
     shareholders.......................       (78,500)    (2,946,000)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)..............     6,519,368     22,254,155
                                          ---------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS.............................    (3,577,649)    20,111,816
   NET ASSETS:
   Beginning of period..................  $ 31,966,301   $ 87,520,071
                                          ---------------------------
   End of period........................  $ 28,388,652   $107,631,887
                                          ===========================
   ---------------
   Undistributed net investment income
     (loss).............................  $     50,158   $  3,612,019
                                          ===========================
   * See Note 1

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2003

                                                    SMALL          MFS
                                                   COMPANY       MID-CAP      AGGRESSIVE       GROWTH       MARSICO
                                                    VALUE        GROWTH         GROWTH      OPPORTUNITIES   GROWTH      TECHNOLOGY
   --------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)................. $   (26,206) $    (915,504) $    (542,171) $   (147,362) $   (88,957) $   (372,091)
   Net realized gain (loss) on investments......    (402,575)  (209,754,468)   (54,733,625)  (12,341,210)  (6,151,560)  (21,883,624)
   Net realized gain (loss) on securities sold
     short......................................         --             --             --            --           --            --
   Net realized foreign exchange gain (loss) on
     other assets and liabilities...............           3           (998)           --            --         8,029           --
   Net realized gain (loss) on futures and
     options contracts..........................         --             --         245,243           --           --            --
   Change in unrealized appreciation
     (depreciation) on investments (Note 3).....    (651,541)    88,395,447     (8,064,170)   (1,436,281)  (3,473,185)    1,588,709
   Change in unrealized foreign exchange gain
     (loss) on other assets and liabilities.....         --             (52)           --            --         1,088           --
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts..................................         --             --             --            --           --            --
   Change in unrealized appreciation
     (depreciation) on securities sold short....         --             --             --            --           --            --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)................         --             --             --            --           --            --
                                                 ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations..................  (1,080,319)  (122,275,575)   (63,094,723)  (13,924,853)  (9,704,585)  (20,667,006)
                                                 ----------------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income -- Class
     1*.........................................         --             --        (614,475)          --        (5,000)          --
   Dividends from net investment income -- Class
     2*.........................................         --             --         (13,525)          --           --            --
   Dividends from net investment income -- Class
     3*.........................................         --             --             --            --           --            --
   Distribution from net realized gain on
     investments -- Class 1*....................    (375,000)           --             --            --           --            --
   Distribution from net realized gain on
     investments -- Class 2*....................         --             --             --            --           --            --
   Distribution from net realized gain on
     investments -- Class 3*....................         --             --             --            --           --            --
                                                 ----------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders...............................    (375,000)           --        (628,000)          --        (5,000)          --
   Net increase (decrease) in net assets
     resulting from capital share transactions
     (Note 7)...................................   1,181,007    (17,443,471)   (68,638,463)   (5,462,381)  53,900,431     6,658,561
                                                 ----------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS......    (274,312)  (139,719,046)  (132,361,186)  (19,387,234)  44,190,846   (14,008,445)

   NET ASSETS:
   Beginning of period.......................... $ 6,056,463  $ 291,441,980  $ 295,989,043  $ 35,259,805  $18,828,869  $ 42,468,402
                                                 ----------------------------------------------------------------------------------
   End of period................................ $ 5,782,151  $ 151,722,934  $ 163,627,857  $ 15,872,571  $63,019,715  $ 28,459,957
                                                 ==================================================================================

   ---------------
   Undistributed net investment income (loss)... $       --   $        (771) $         --   $        --   $        --  $        --
                                                 ==================================================================================
   * See Note 1

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2003

                                             SMALL &     INTERNATIONAL                   INTERNATIONAL
                                             MID CAP      GROWTH AND        GLOBAL        DIVERSIFIED      EMERGING       FOREIGN
                                              VALUE@        INCOME         EQUITIES        EQUITIES        MARKETS        VALUE@
   --------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   11,035   $  2,661,537    $     621,199   $   2,240,120   $    352,124   $   (18,892)
   Net realized gain (loss) on
     investments..........................      (2,021)   (24,006,229)     (98,944,591)    (48,305,888)    (1,464,079)       (2,964)
   Net realized gain (loss) on securities
     sold short...........................         --             --               --              --             --            --
   Net realized foreign exchange gain
     (loss) on other assets and
     liabilities..........................         --         166,744           77,773       5,854,553       (259,262)       14,813
   Net realized gain (loss) on futures and
     options contracts....................         --             --               --      (21,094,448)           --            --
   Change in unrealized appreciation
     (depreciation) on investments (Note
     3)...................................     (74,199)   (20,389,871)      10,428,201      15,841,839     (8,185,344)     (536,904)
   Change in unrealized foreign exchange
     gain (loss) on other assets and
     liabilities..........................         --          24,188           43,615       1,382,808         52,633            51
   Change in unrealized appreciation
     (depreciation) on futures and options
     contracts............................         --             --               --         (191,884)           --            --
   Change in unrealized appreciation
     (depreciation) on securities sold
     short................................         --             --               --              --             --            --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........         --             --               --              --         (64,792)          --
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     (65,185)   (41,543,631)     (87,773,803)    (44,272,900)    (9,568,720)     (543,896)
                                            ---------------------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income --
     Class 1*.............................         --      (1,344,530)             --              --        (197,353)          --
   Dividends from net investment income --
     Class 2*.............................      (2,733)       (75,470)             --              --          (4,647)      (17,207)
   Dividends from net investment income --
     Class 3*.............................        (567)           --               --              --             --         (7,293)
   Distribution from net realized gain on
     investments -- Class 1*..............         --             --               --              --             --            --
   Distribution from net realized gain on
     investments -- Class 2*..............         --             --               --              --             --            --
   Distribution from net realized gain on
     investments -- Class 3*..............         --             --               --              --             --            --
                                            ---------------------------------------------------------------------------------------
   Total dividends and distributions to
     shareholders.........................      (3,300)    (1,420,000)             --              --        (202,000)      (24,500)
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   8,061,403    (56,116,921)     (94,764,811)   (102,801,272)    (6,752,825)   10,555,696
                                            ---------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   7,992,918    (99,080,552)    (182,538,614)   (147,074,172)   (16,523,545)    9,987,300

   NET ASSETS:
   Beginning of period....................  $      --    $294,048,378    $ 413,187,910   $ 315,084,059   $ 83,341,245   $       --
                                            ---------------------------------------------------------------------------------------
   End of period..........................  $7,992,918   $194,967,826    $ 230,649,296   $ 168,009,887   $ 66,817,700   $ 9,987,300
                                            =======================================================================================

   ---------------
   Undistributed net investment income
     (loss)...............................  $    7,735   $  3,221,030    $     627,780   $   8,459,886   $    (39,972)  $    (5,348)
                                            =======================================================================================
    * See Note 1
   @ For the period August 1, 2002 to
     January 31, 2003

    See Notes to Financial Statements.

---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation and American Life Assurance Company of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is a wholly-owned subsidiary of SunAmerica Inc., a Delaware corporation, which in turn is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company and American International Life Assurance Company of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies."

  The Trust issues separate series of shares ("the Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Trustees may establish additional series in the future. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Effective July 9, 2001, shares of beneficial interest in each Portfolio of the Trust except the Equity Index, Equity Income and the Small Company Value Portfolios were divided into two classes of shares, Class A and Class B. All shares issued prior to such date were redesignated as Class A shares.

  Effective August 1, 2002, the Foreign Value Portfolio and Small & Mid Cap Value Portfolio were added to the Trust.

  Effective September 30, 2002, the Board of Trustees approved the creation of Class 3 shares and the renaming of Class A and B shares to Class 1 and 2 shares, respectively. Class 1 shares of each Portfolio are offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that
(i) each class may bear differing amounts of certain class-specific expenses;
(ii) Class 2 and 3 shares are subject to service fees and distribution fees, while Class 1 shares are subject to distribution fees; (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares and (iv) Class 1 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 1 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each classes' average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective May 1, 2003 the Putnam Growth, MFS Growth & Income and Federated Value Portfolios were renamed Putnam Growth: Voyager, MFS Massachusetts Investors Trust and Federated American Leaders Portfolios, respectively.

The investment objectives for the Portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities, but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS TOTAL RETURN PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.
                                                           ---------------------

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income by investing primarily in equity securities of companies which the subadviser believes are characterized by the ability to pay above-average dividends, the ability to finance expected growth and strong management.

The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R)") by investing, under normal circumstances, at least 80% of net assets in common stocks included in the S&P 500(R).

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The FEDERATED AMERICAN LEADERS PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $5 billion.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital by investing under normal circumstances, at least 80% of net assets in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The PUTNAM GROWTH: VOYAGER PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics that its subadviser believes have above-average growth prospects.

The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies generally with market capitalizations ranging from approximately $39 million to $2.9 billion.

The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation by investing primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SMALL & MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and, secondarily, current income by investing primarily in common stocks traded on markets outside the U.S.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in
---------------------
transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing (in accordance with country and sector weightings determined by its Subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The FOREIGN VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then these securities are fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded as of the trade date. Loans are recorded on a settlement date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Trust
                                                           ---------------------
amortizes all premiums and accretes all discounts on fixed income securities as well as those original issue discounts for which amortization is required for Federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. Indian, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

INVESTMENT SECURITIES LOANED: During the six months ended July 31, 2003, the SunAmerica Balanced Portfolio participated in securities lending with qualified brokers. The SunAmerica Balanced Portfolio may lend portfolio securities to the extent of one-third of the Portfolio's total assets. In lending portfolio securities to brokers, the Portfolio receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Portfolio may use the cash collateral received to invest in short-term investments, which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Portfolio, net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the six months ended July 31, 2003, $6,824 of broker rebates were reclassified to interest expense. As with other extensions of credit, should the borrower of the securities fail financially, the Portfolio may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. At July 31, 2003, there were no loaned securities in the Portfolios.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At July 31, 2003, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                                                              PERCENTAGE   PRINCIPAL
                         PORTFOLIO                             INTEREST      AMOUNT
-------------------------------------------------------------------------------------
SunAmerica Balanced.........................................     0.05%     $  138,000
"Dogs" of Wall Street.......................................     0.14         389,000
Blue Chip Growth............................................     1.15       3,287,000
Aggressive Growth...........................................     2.69       7,692,000
Growth Opportunities........................................     1.71       4,892,000

---------------------

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

State Street Bank & Trust Co. Repurchase Agreement, 0.97% dated July 31, 2003 in the principal amount of $286,284,000, a repurchase price of $286,291,714, a maturity date of August 1, 2003, collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL        MARKET
TYPE OF COLLATERAL                                              RATE       DATE        AMOUNT         VALUE
------------------                                            --------   --------   ------------   ------------
U.S. Treasury Notes.........................................    5.75%    08/15/10   $  5,655,000   $  6,411,356
U.S. Treasury Notes.........................................    1.63     03/31/05     40,550,000     40,803,438
U.S. Treasury Notes.........................................    5.75     08/15/10     17,995,000     20,401,831
U.S. Treasury Bills.........................................    0.96     01/29/04    102,525,000    102,012,375
U.S. Treasury Bills.........................................    0.90     08/28/03     81,700,000     81,618,300
U.S. Treasury Bills.........................................    0.92     10/02/03     20,435,000     20,404,348
U.S. Treasury Bills.........................................    0.92     12/04/03     20,480,000     20,403,200

In addition, at July 31, 2003, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                                                              PERCENTAGE   PRINCIPAL
                         PORTFOLIO                             INTEREST      AMOUNT
-------------------------------------------------------------------------------------
SunAmerica Balanced.........................................     2.29%     $8,000,000
Growth Opportunities........................................     1.14       4,000,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

UBS Warburg, LLC Repurchase Agreement, 1.05% dated July 31, 2003 in the principal amount of $350,000,000, a repurchase price of $350,010,206, a maturity date of August 1, 2003, collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL        MARKET
TYPE OF COLLATERAL                                              RATE       DATE        AMOUNT         VALUE
------------------                                            --------   --------   ------------   ------------
U.S. Treasury Bonds.........................................   13.25%    05/15/14   $232,233,000   $357,109,329

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Securities in the Portfolios which serve as collateral for open futures contracts are indicated on the Portfolio of Investments.

  At July 31, 2003 the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Worldwide High Income and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

  OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters
                                                           ---------------------
into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  During the six months ended July 31, 2003 the following fund had options written:

                                                                AGGRESSIVE GROWTH
                                                              ---------------------
                                                              CONTRACTS    AMOUNT
-----------------------------------------------------------------------------------
Written option contracts as of 02/01/03.....................      --      $      --
Options written.............................................    (762)      (150,487)
Written options closed......................................     762        108,172
Net realized gain on written options closed.................      --         42,315
                                                                ----      ---------
Written option contracts as of 07/31/2003...................      --             --
                                                                ====      =========

  SHORT SALES: The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                          FOR THE YEAR ENDED JANUARY 31, 2003
                                  -----------------------------------------------------------------------------------
                                             DISTRIBUTABLE EARNINGS                        TAX DISTRIBUTIONS
                                  ---------------------------------------------   -----------------------------------
                                                  LONG-TERM
                                                GAIN/CAPITAL      UNREALIZED                                  RETURN
                                   ORDINARY         LOSS         APPRECIATION      ORDINARY     LONG-TERM       OF
           PORTFOLIO                INCOME        CARRYOVER     (DEPRECIATION)*     INCOME         GAIN      CAPITAL
---------------------------------------------------------------------------------------------------------------------
Cash Management.................  $ 8,593,022   $    (816,512)   $     (47,282)   $22,726,000   $       --   $    --
Corporate Bond..................   20,450,185     (18,745,197)        (819,769)    17,892,000           --        --
Global Bond.....................           --      (2,559,740)      15,055,007      3,326,232      932,505        --
High-Yield Bond.................   23,698,347    (156,792,537)     (21,322,525)    33,002,000           --        --
Worldwide High Income...........    7,823,445     (42,729,615)     (14,843,985)    11,385,000           --        --
SunAmerica Balanced.............    7,626,812    (115,577,068)     (42,799,909)    10,158,000           --        --
MFS Total Return................   16,131,601     (17,355,907)     (34,079,613)    14,921,427    3,874,573        --
Asset Allocation................   16,866,011     (32,655,788)     (63,086,169)    18,188,000           --        --
Telecom Utility.................    3,256,194     (51,047,646)      (5,950,696)     6,212,000           --        --
Equity Income...................      124,718        (297,834)        (914,189)       138,000           --        --
Equity Index....................      463,680      (2,713,127)     (19,054,320)       430,000           --        --
Growth-Income...................    9,412,177    (216,920,393)     (42,294,050)     9,885,000           --        --
Federated American Leaders......    3,466,656     (19,319,784)     (43,155,803)     2,660,000           --        --
Davis Venture Value.............   16,188,787    (171,712,787)    (152,032,617)    12,105,000           --        --
"Dogs" of Wall Street...........    3,082,648      (4,932,840)     (23,412,300)     2,303,000           --        --
Alliance Growth.................    2,779,718    (907,318,196)    (252,027,057)     3,725,000           --        --
Goldman Sachs Research..........           --     (25,441,297)         562,200             --           --        --
MFS Massachusetts Investors
  Trust.........................    2,102,375     (80,301,102)     (37,360,529)     2,212,000           --        --

---------------------

                                                          FOR THE YEAR ENDED JANUARY 31, 2003
                                  -----------------------------------------------------------------------------------
                                             DISTRIBUTABLE EARNINGS                        TAX DISTRIBUTIONS
                                  ---------------------------------------------   -----------------------------------
                                                  LONG-TERM
                                                GAIN/CAPITAL      UNREALIZED                                  RETURN
                                   ORDINARY         LOSS         APPRECIATION      ORDINARY     LONG-TERM       OF
           PORTFOLIO                INCOME        CARRYOVER     (DEPRECIATION)*     INCOME         GAIN      CAPITAL
---------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager..........      749,823    (216,259,444)     (32,356,716)       627,500           --        --
Blue Chip Growth................       50,158     (11,905,496)      (4,522,358)        78,500           --        --
Real Estate.....................    3,832,197      (8,964,395)       1,687,789      2,946,000           --        --
Small Company Value.............           --        (408,438)        (371,633)        59,000      316,000        --
MFS Mid-Cap Growth..............           --    (280,335,213)      (9,659,646)            --           --        --
Aggressive Growth...............           --    (261,810,329)     (12,806,509)       627,035           --       965
Growth Opportunities............           --     (26,114,133)      (2,239,005)            --           --        --
Marsico Growth..................           --      (6,463,763)      (2,307,514)         4,670           --       330
Technology......................           --     (56,657,272)     (11,505,885)            --           --        --
Small & Mid Cap Value...........        7,735          (2,021)         (74,199)         3,300           --        --
International Growth and
  Income........................    3,232,993     (78,410,469)     (35,271,946)     1,420,000           --        --
Global Equities.................      627,780    (184,839,658)     (37,970,658)            --           --        --
International Diversified
  Equities......................    9,500,942     (87,118,742)     (52,578,358)            --           --        --
Emerging Markets................           --     (26,549,210)     (10,232,552)       200,673           --     1,327
Foreign Value...................           --          (2,884)        (536,871)         2,534           --    21,966

---------------

  * Unrealized appreciation/(depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                          AS OF JULY 31, 2003                        AS OF JANUARY 31, 2003
                                     -------------------------------------------------------------   -----------------------
                                      AGGREGATE       AGGREGATE                                                     CAPITAL
                                      UNREALIZED     UNREALIZED      GAIN (LOSS)       COST OF       CAPITAL LOSS     LOSS
PORTFOLIO                                GAIN           LOSS             NET         INVESTMENTS      CARRYOVER+    UTILIZED
----------------------------------------------------------------------------------------------------------------------------
Cash Management....................  $     27,161   $    (113,643)  $     (86,482)  $  469,624,120   $    816,512   $15,711
Corporate Bond#....................    13,358,330     (11,420,573)      1,937,757      341,519,147     18,745,197        --
Global Bond@.......................    11,480,840      (1,460,580)     10,020,260      128,998,215      2,559,740        --
High-Yield Bond#...................    21,812,743     (19,402,712)      2,410,031      319,473,787    156,792,537        --
Worldwide High Income#@............     4,410,173      (9,818,238)     (5,408,065)      98,998,539     42,729,615        --
SunAmerica Balanced#...............    15,572,414     (20,441,288)     (4,868,874)     352,634,352    115,577,068        --
MFS Total Return#@.................    40,900,606     (24,621,893)     16,278,713      699,076,875     17,355,907        --
Asset Allocation#..................    33,900,788     (50,416,654)    (16,515,866)     487,059,323     32,655,788        --
Telecom Utility#...................     2,937,400      (5,029,690)     (2,092,290)      54,428,573     51,047,646        --
Equity Income#.....................       699,674        (339,645)        360,029        7,269,559        297,834        --
Equity Index#......................     3,732,125     (16,862,102)    (13,129,977)      56,484,834      2,713,127        --
Growth-Income#.....................   118,617,731     (28,149,697)     90,468,034      938,156,636    216,920,393        --
Federated American Leaders#........    18,545,660     (30,961,521)    (12,415,861)     236,049,150     19,319,784        --
Davis Venture Value#...............   341,760,894    (190,087,971)    151,672,923    1,750,977,214    171,712,787        --
"Dogs" of Wall Street#.............     6,098,893     (16,168,353)    (10,069,460)     125,095,682      4,932,840        --
Alliance Growth#...................    89,988,829     (95,607,316)     (5,618,487)   1,180,116,676    907,318,196        --
Goldman Sachs Research#............     4,065,608        (426,990)      3,638,618       23,984,853     25,441,297        --
MFS Massachusetts Investors
  Trust#@..........................    15,964,519     (18,167,300)     (2,202,781)     262,198,190     80,301,102        --
Putnam Growth: Voyager#............    34,032,547     (16,685,708)     17,346,839      284,201,645    216,259,444        --
Blue Chip Growth#..................     3,339,916      (1,386,661)      1,953,255       37,931,050     11,905,496        --
Real Estate........................    24,467,593        (559,861)     23,907,732      121,545,234      8,964,395        --
Small Company Value................       888,085        (269,794)        618,291        6,426,152        408,438        --
MFS Mid-Cap Growth#@...............    31,284,831      (7,558,970)     23,725,861      180,790,985    280,335,213        --
Aggressive Growth#.................    32,898,701      (6,016,059)     26,882,642      167,879,797    261,810,329        --
Growth Opportunities#..............     2,944,673      (1,047,039)      1,897,634       31,168,922     26,114,133        --
Marsico Growth#....................    14,765,226        (748,920)     14,016,306       82,962,006      6,463,763        --
Technology#........................     5,919,962      (7,671,265)     (1,751,303)      48,691,804     56,657,272        --
Small & Mid Cap Value..............     2,980,301         (87,074)      2,893,227       22,815,622          2,021        --
International Growth and Income#...    16,331,465     (13,699,321)      2,632,144      222,474,817     78,410,469        --

                                                           ---------------------

                                                          AS OF JULY 31, 2003                        AS OF JANUARY 31, 2003
                                     -------------------------------------------------------------   -----------------------
                                      AGGREGATE       AGGREGATE                                                     CAPITAL
                                      UNREALIZED     UNREALIZED      GAIN (LOSS)       COST OF       CAPITAL LOSS     LOSS
PORTFOLIO                                GAIN           LOSS             NET         INVESTMENTS      CARRYOVER+    UTILIZED
----------------------------------------------------------------------------------------------------------------------------
Global Equities#...................  $ 28,200,648   $ (13,725,281)  $  14,475,367   $  231,581,910   $184,839,658   $    --
International Diversified
  Equities#........................    10,852,096     (36,225,262)    (25,373,166)     211,731,816     87,118,742        --
Emerging Markets#@.................    11,725,656      (6,321,364)      5,404,292       69,816,890     26,549,210        --
Foreign Value@.....................     3,558,566        (261,285)      3,297,281       33,136,680          2,876        --

---------------

  #  Post 10/31/02 Capital Loss Deferrals: Corporate Bond
     $3,004,096; High-Yield Bond $1,475,823; Worldwide High
     Income $10,596,324; SunAmerica Balanced $14,296,339; MFS
     Total Return $2,990,596; Asset Allocation $1,067,060; Telcom
     Utility $2,686,447; Equity Income $12,101; Equity Index
     $183,244; Growth-Income $45,121,784; Federated American
     Leaders $5,678,391; Davis Venture Value $2,062,779; "Dogs" of Wall Street $2,888,062; Alliance Growth $59,331,380;
     Goldman Sachs Research $57,923; MFS Massachusetts Investors
     Trust $6,181,320; Putnam Growth: Voyager Portfolio
     $4,701,800; Blue Chip Growth $973,089; MFS Mid-Cap Growth
     $6,649,697; Aggressive Growth $15,562,402; Growth
     Opportunities $790,200; Marsico Growth $1,482,664;
     Technology $3,607,255; International Growth and Income
     $6,544,769; Global Equities $15,542,669; International
     Diversified Equities $5,802,127; Emerging Markets $740,974.
  @  Post 10/31/02 Currency Loss Deferrals: Global Bond
     $4,973,526; Worldwide High Income $1,168,109; MFS Total
     Return $2,570; MFS Massachusetts Investors Trust $4,087; MFS
     Mid-Cap Growth $771; Emerging Markets $6,693 and Foreign
     Value $5,348.
  + Net capital loss carryovers reported as of January 31, 2003, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.
     The net capital loss carryover amounts will expire from 2004-2011.

4. INVESTMENT ADVISERY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT: AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisery and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisery Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street, Blue Chip Growth, Aggressive Growth and Growth Opportunities Portfolios, therefore, SAAMCo performs all investment advisery services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Cash Management                       $0-$100 million     0.55%
                                     >   $100 million     0.50%
                                     >   $300 million     0.45%
Corporate Bond                         $0-$50 million     0.70%
                                     >    $50 million     0.60%
                                     >   $150 million     0.55%
                                     >   $250 million     0.50%
Global Bond and Asset                  $0-$50 million     0.75%
Allocation                           >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
High-Yield Bond                         $0-50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
Worldwide High Income,
Small Company Value and
International Diversified
Equities                             >             $0     1.00%

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
SunAmerica Balanced and                $0-$50 million     0.70%
Growth-Income                        >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $300 million     0.55%
                                     >   $500 million     0.50%
MFS Total Return                       $0-$50 million     0.70%
                                     >    $50 million     0.65%
Telecom Utility and                   $0-$150 million     0.75%
Federated American Leaders           >   $150 million     0.60%
                                     >   $500 million     0.50%
Equity Income                        >             $0     0.65%
Equity Index                         >             $0     0.40%
Davis Venture Value and               $0-$100 million     0.80%
Real Estate                          >   $100 million     0.75%
                                     >   $500 million     0.70%
"Dogs" of Wall Street                >             $0     0.60%
Alliance Growth                        $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
Goldman Sachs Research and
Technology                           >             $0     1.20%

---------------------
    204

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
MFS Massachusetts
Investors Trust                       $0-$600 million     0.70%
                                     >   $600 million     0.65%
                                    >    $1.5 billion     0.60%
Putnam Growth: Voyager                $0-$150 million     0.85%
                                     >   $150 million     0.80%
                                     >   $300 million     0.70%
Blue Chip Growth                      $0-$250 million     0.70%
                                     >   $250 million     0.65%
                                     >   $500 million     0.60%
MFS Mid-Cap Growth                    $0-$600 million     0.75%
                                     >   $600 million     0.70%
                                    >    $1.5 billion     0.65%
Aggressive Growth                     $0-$100 million     0.75%
                                     >   $100 million    0.675%
                                     >   $250 million    0.625%
                                     >   $500 million     0.60%

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Growth Opportunities                  $0-$250 million     0.75%
                                     >   $250 million     0.70%
                                     >   $500 million     0.65%
Marsico Growth                       >             $0     0.85%
International Growth and              $0-$150 million     1.00%
Income                               >   $150 million     0.90%
                                     >   $300 million     0.80%
Global Equities                        $0-$50 million     0.90%
                                     >    $50 million     0.80%
                                     >   $150 million     0.70%
                                     >   $300 million     0.65%
Emerging Markets                     >             $0     1.25%
Foreign Value                          $0-$50 million    1.025%
                                     >    $50 million    0.865%
                                     >   $200 million    0.775%
                                     >   $500 million     0.75%
Small & Mid Cap Value                >             $0     1.00%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisery Agreements with SAAMCo. Under the Subadvisery Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

                   SUBADVISER                                         PORTFOLIOS
----------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.                   Growth-Income
                                                   Alliance Growth
                                                   Global Equities
                                                   Small & Mid Cap Value
Banc of America Capital Management, LLC            Cash Management
Davis Selected Advisers L.P.                       Davis Venture Value
(dba Davis Advisors)                               Real Estate
Federated Investment Counseling                    Corporate Bond
                                                   Telecom Utility
                                                   Federated American Leaders
U.S. Bancorp Asset Management, Inc.                Equity Income
                                                   Equity Index
Franklin Advisory Services, LLC                    Small Company Value
WM Advisors, Inc.                                  Asset Allocation
Goldman Sachs Asset Management, L.P.               Goldman Sachs Research
Goldman Sachs Asset Management International       Global Bond
Marsico Capital Management, LLC                    Marsico Growth
Massachusetts Financial Services Company           MFS Total Return
                                                   MFS Massachusetts Investors Trust
                                                   MFS Mid-Cap Growth
Morgan Stanley Investment Management, Inc.
(dba Van Kampen)                                   Worldwide High Income
                                                   International Diversified Equities
                                                   Technology
Putnam Investment Management, LLC                  Putnam Growth: Voyager
                                                   International Growth and Income
                                                   Emerging Markets

Templeton Investment Counsel, LLC                  Foreign Value

                                                           ---------------------

  The portion of the investment advisery fees received by SAAMCo which are paid to subadvisors are as follows:

                                               SUBADVISERY
        PORTFOLIO                ASSETS           FEES
----------------------------------------------------------
Cash Management               $0-$750 million     0.15%
                            >    $750 million     0.10%
Corporate Bond                 $0-$25 million     0.30%
                            >     $25 million     0.25%
                            >     $50 million     0.20%
                            >    $150 million     0.15%
Global Bond and Asset          $0-$50 million     0.40%
Allocation                  >     $50 million     0.30%
                            >    $150 million     0.25%
                            >    $250 million     0.20%
Worldwide High Income          $0-350 million     0.65%
and International           >    $350 million     0.60%
Diversified Equities
MFS Total Return            >      $0 million    0.375%
Telecom Utility and             $0-20 million     0.55%
Federated American Leaders  >     $20 million     0.35%
                            >     $50 million     0.25%
                            >    $150 million     0.20%
                            >    $500 million     0.15%
Growth-Income                   $0-50 million     0.35%
                            >     $50 million     0.30%
                            >    $150 million     0.25%
                            >    $300 million     0.20%
                            >    $500 million     0.15%
Equity Income               >              $0     0.30%
Equity Index                >              $0    0.125%
Davis Venture Value and        $0-100 million     0.45%
Real Estate                 >    $100 million     0.40%
                            >    $500 million     0.35%
Alliance Growth                 $0-50 million     0.35%
                            >     $50 million     0.30%
                            >    $150 million     0.25%
Goldman Sachs Research         $0-500 million     0.80%
                            >    $500 million     0.70%

                                               SUBADVISERY
        PORTFOLIO                ASSETS           FEES
----------------------------------------------------------
MFS Massachusetts
Investors Trust and MFS
Mid-Cap Growth                 $0-300 million     0.40%
                            >    $300 million    0.375%
                            >    $600 million     0.35%
                            >    $900 million    0.325%
                                   >     $1.5
                                      million     0.25%
Putnam Growth: Voyager         $0-150 million     0.50%
                            >    $150 million     0.45%
                            >    $300 million     0.35%
Small Company Value            $0-200 million     0.60%
                            >    $200 million     0.52%
                            >    $500 million     0.50%
Marsico Growth              >              $0     0.45%
Technology                     $0-250 million     0.70%
                            >    $250 million     0.65%
                            >    $500 million     0.60%
Small & Mid Cap Value       >              $0     0.50%
International Growth and
Income                         $0-150 million     0.65%
                            >    $150 million     0.55%
                            >    $300 million     0.45%
Global Equities                 $0-50 million     0.50%
                            >     $50 million     0.40%
                            >    $150 million     0.30%
                            >    $300 million     0.25%
Emerging Markets               $0-150 million     1.00%
                            >    $150 million     0.95%
                            >    $300 million     0.85%
Foreign Value                   $0-50 million    0.625%
                            >     $50 million    0.465%
                            >    $200 million    0.375%
                            >    $500 million     0.35%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolio's average net assets:

PORTFOLIO                                                     CLASS 1    CLASS 2    CLASS 3
-------------------------------------------------------------------------------------------
Equity Income...............................................   1.35%        --%        --%
Equity Index................................................   0.55         --         --
Goldman Sachs Research......................................   1.35       1.50       1.60
Blue Chip Growth............................................   0.85       1.00       1.10
Small Company Value.........................................   1.60         --         --
Growth Opportunities........................................   1.00       1.15       1.25
Marsico Growth..............................................   1.00       1.15       1.25
Small & Mid Cap Value.......................................     --       1.65       1.75
Foreign Value...............................................     --       1.95       2.05

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

---------------------

  At July 31, 2003 the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                             BALANCE
                                                                 AMOUNT     SUBJECT TO
PORTFOLIO                                                       RECOUPED    RECOUPMENT
--------------------------------------------------------------------------------------
Equity Income...............................................    $    --      $112,950
Equity Index................................................         --        56,745
Goldman Sachs Research......................................         --       101,055
Blue Chip Growth............................................         --       103,486
Small Company Value.........................................         --       125,523
Growth Opportunities........................................         --        70,441
Marsico Growth..............................................      7,365        70,401
Small & Mid Cap Value.......................................      2,153        81,711
Foreign Value...............................................     18,340        75,706

  Class 2 and 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolio's Class 2 and 3 shares. Accordingly, for the six months ended July 31, 2003, service fees were paid (see Statement of Operations) based on the aforementioned rates.

  Class 1, Class 2 and Class 3 shares of each Portfolio are also subject to distributions fees pursuant to the 12b-1 Plans. Each Portfolio, other than the Cash Management Portfolio, may participate in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio will be used to make payments to AIG SunAmerica Capital Services, Inc. ("the Distributor") to pay for various distribution activities. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of Class 1, Class 2 and Class 3 shares of each Portfolio. The distribution fees will be used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1, Class 2, and Class 3 shares of each Portfolio. Accordingly, for the six months ended July 31, 2003, distribution fees were paid (see Statement of Operations) based on the aforementioned rate.

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, the Trust's distribution fees have been reduced. For the six months ended July 31, 2003, the amount of expense reductions received by each Portfolio were as follows:

                                                                  TOTAL
                                                                 EXPENSE
PORTFOLIO                                                       REDUCTIONS
--------------------------------------------------------------------------
MFS Total Return............................................     $ 96,157
Telecom Utility.............................................       22,602
Growth-Income...............................................      203,137
Federated American Leaders..................................      126,983
Alliance Growth.............................................      120,795
Goldman Sachs Research......................................          340
MFS Massachusetts Investors Trust...........................       89,339
Putnam Growth: Voyager......................................       73,791
MFS Mid Cap Growth..........................................       61,909
Technology..................................................       20,761
Global Equities.............................................       42,102

                                                           ---------------------

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the six months ended July 31, 2003 were as follows:

                                        PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                                      SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.
PORTFOLIO                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
Cash Management.....................         $         --                 $         --              $         --
Corporate Bond......................          125,032,378                   67,724,170                 9,979,688
Global Bond.........................           42,079,583                   46,181,002                20,500,965
High-Yield Bond.....................          268,725,600                  191,341,727
Worldwide High Income...............           84,211,563                   76,279,633                   107,190
SunAmerica Balanced.................          190,806,905                  196,205,092               165,509,226
MFS Total Return....................          139,306,073                   97,707,890               143,086,590
Asset Allocation....................           51,999,067                   47,875,041                17,827,092
Telecom Utility.....................            6,093,575                   14,587,077                        --
Equity Income.......................            1,795,588                    1,622,987                        --
Equity Index........................              250,541                      220,659                        --
Growth-Income.......................          218,310,223                  205,626,670                        --
Federated American Leaders..........           31,619,068                   42,541,179                        --
Davis Venture Value.................           57,376,032                   91,482,715                        --
"Dogs" of Wall Street...............            4,418,613                   11,318,087                        --
Alliance Growth.....................          318,477,336                  387,635,659                        --
Goldman Sachs Research..............            6,196,320                    9,692,269                        --
MFS Massachusetts Investors Trust...          106,098,237                  109,601,965                        --
Putnam Growth: Voyager..............           80,461,041                  101,419,137                        --
Blue Chip Growth....................           26,023,033                   18,756,644                        --
Real Estate.........................           18,101,516                   11,776,126                        --
Small Company Value.................              503,525                      692,531                        --
MFS Mid-Cap Growth..................           90,845,350                   78,083,738                        --
Aggressive Growth...................          102,733,835                  101,284,195                        --
Growth Opportunities................           23,606,201                   18,012,308                        --
Marsico Growth......................           43,460,367                   26,580,697                        --
Technology..........................           42,694,457                   34,941,547                        --
Small & Mid Cap Value...............           14,227,766                      822,248                        --
International Growth and Income.....          140,819,254                  149,303,294                        --
Global Equities.....................           70,074,071                   93,354,458                        --
International Diversified
  Equities..........................           44,342,358                   41,826,889                        --
Emerging Markets....................           37,200,493                   43,471,755                        --
Foreign Value.......................           21,313,393                      287,123                        --


                                          SALES OF U.S.
PORTFOLIO                             GOVERNMENT SECURITIES
------------------------------------  ---------------------
Cash Management.....................      $         --
Corporate Bond......................        31,535,060
Global Bond.........................        19,835,011
High-Yield Bond.....................
Worldwide High Income...............           106,600
SunAmerica Balanced.................       165,416,951
MFS Total Return....................        86,542,299
Asset Allocation....................           498,500
Telecom Utility.....................                --
Equity Income.......................                --
Equity Index........................                --
Growth-Income.......................                --
Federated American Leaders..........                --
Davis Venture Value.................                --
"Dogs" of Wall Street...............                --
Alliance Growth.....................                --
Goldman Sachs Research..............                --
MFS Massachusetts Investors Trust...                --
Putnam Growth: Voyager..............                --
Blue Chip Growth....................                --
Real Estate.........................                --
Small Company Value.................                --
MFS Mid-Cap Growth..................                --
Aggressive Growth...................                --
Growth Opportunities................                --
Marsico Growth......................                --
Technology..........................                --
Small & Mid Cap Value...............                --
International Growth and Income.....                --
Global Equities.....................                --
International Diversified
  Equities..........................                --
Emerging Markets....................                --
Foreign Value.......................                --

---------------------

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                                       CASH MANAGEMENT PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................    40,727,081   $ 442,172,015    589,729,333   $ 6,529,110,714    17,932,478   $ 194,298,133
Reinvested dividends................            --              --      1,907,752        20,578,900            --              --
Shares redeemed.....................   (50,791,529)   (551,384,864)  (603,655,857)   (6,679,540,811)  (19,210,365)   (208,130,555)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............   (10,064,448)  $(109,212,849)   (12,018,772)  $  (129,851,197)   (1,277,887)  $ (13,832,422)
                                       ===========   =============   ============   ===============   ===========   =============

                                       CASH MANAGEMENT PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................   64,857,888   $ 712,892,661
Reinvested dividends................      199,268       2,147,100
Shares redeemed.....................  (59,427,436)   (653,103,873)
                                      -----------   -------------
Net increase (decrease).............    5,629,720   $  61,935,888
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................    11,225,789   $ 121,607,061      1,212,487   $    13,101,132
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (7,481,636)    (81,054,565)      (254,755)       (2,753,085)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     3,744,153   $  40,552,496        957,732   $    10,348,047
                                       ===========   =============   ============   ===============

                                                                        CORPORATE BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     4,508,547   $  52,720,772     10,274,908   $   114,686,548     1,521,197   $  17,804,431
Reinvested dividends................            --              --      1,475,773        16,048,501            --              --
Shares redeemed.....................    (4,196,497)    (49,260,063)   (11,505,019)     (127,547,774)     (653,341)     (7,700,219)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............       312,050   $   3,460,709        245,662   $     3,187,275       867,856   $  10,104,212
                                       ===========   =============   ============   ===============   ===========   =============

                                       CORPORATE BOND PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    3,619,724   $  40,244,051
Reinvested dividends................      169,623       1,843,499
Shares redeemed.....................   (1,145,794)    (12,562,014)
                                      -----------   -------------
Net increase (decrease).............    2,643,553   $  29,525,536
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,130,857   $  13,312,859        275,534   $     3,032,726
Reinvested dividends................            --              --             --                --
Shares redeemed.....................      (214,603)     (2,514,600)       (11,445)         (127,213)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       916,254   $  10,798,259        264,089   $     2,905,513
                                       ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                                         GLOBAL BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,207,069   $  13,505,161      3,891,418   $    41,809,794       336,587   $   3,765,544
Reinvested dividends................            --              --        377,211         4,036,210            --              --
Shares redeemed.....................    (2,184,379)    (24,491,171)    (5,916,647)      (63,455,617)     (198,163)     (2,231,733)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (977,310)  $ (10,986,010)    (1,648,018)  $   (17,609,613)      138,424   $   1,533,811
                                       ===========   =============   ============   ===============   ===========   =============

                                         GLOBAL BOND PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    1,468,848   $  15,737,410
Reinvested dividends................       21,956         234,790
Shares redeemed.....................     (763,959)     (8,186,569)
                                      -----------   -------------
Net increase (decrease).............      726,845   $   7,785,631
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       427,616   $   4,785,024         79,493   $       860,740
Reinvested dividends................            --              --             --                --
Shares redeemed.....................      (119,902)     (1,346,394)        (2,139)          (23,090)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       307,714   $   3,438,630         77,354   $       837,650
                                       ===========   =============   ============   ===============

                                                                       HIGH-YIELD BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................    16,596,264   $ 100,984,197     30,015,621   $   182,289,956     7,110,530   $  43,492,535
Reinvested dividends................            --              --      5,863,292        30,907,511            --              --
Shares redeemed.....................   (13,817,162)    (85,979,505)   (33,370,740)     (209,193,098)   (5,425,265)    (33,778,270)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............     2,779,102   $  15,004,692      2,508,173   $     4,004,369     1,685,265   $   9,714,265
                                       ===========   =============   ============   ===============   ===========   =============

                                       HIGH-YIELD BOND PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    5,574,669   $  33,127,335
Reinvested dividends................      397,536       2,094,489
Shares redeemed.....................   (3,324,873)    (19,222,288)
                                      -----------   -------------
Net increase (decrease).............    2,647,332   $  15,999,536
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ------------------------------------------------------------
Shares sold.........................     4,156,381   $  25,287,074        565,250   $     3,147,835
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (2,759,619)    (17,496,914)        (6,946)          (38,742)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     1,396,762   $   7,790,160        558,304   $     3,109,093
                                       ===========   =============   ============   ===============

---------------

*   Inception date of class.
**  Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and Class 2, respectively.

---------------------
    210

                                                     WORLDWIDE HIGH INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     3,591,882   $  25,314,033      3,026,102   $    20,758,402
Reinvested dividends................            --              --      1,841,608        11,114,168
Shares redeemed.....................    (3,255,613)    (23,638,477)    (5,186,951)      (36,108,034)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       336,269   $   1,675,556       (319,241)  $    (4,235,464)
                                       ===========   =============   ============   ===============

                                                   WORLDWIDE HIGH INCOME PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      770,527   $   5,322,266       570,426   $   3,868,731
Reinvested dividends................           --              --        44,964         270,832
Shares redeemed.....................     (577,262)     (4,180,707)     (251,432)     (1,709,124)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      193,265   $   1,141,559       363,958   $   2,430,439
                                      ===========   =============   ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED           NOVEMBER 11, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................        40,029   $     296,218         16,671   $       102,556
Reinvested dividends................            --              --             --                --
Shares redeemed.....................       (13,218)        (98,265)          (351)           (2,221)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............        26,811   $     197,953         16,320   $       100,335
                                       ===========   =============   ============   ===============

                                                      SUNAMERICA BALANCED PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,168,153   $  14,145,766      3,507,077   $    45,189,789
Reinvested dividends................            --              --        809,842         9,680,010
Shares redeemed.....................    (3,228,695)    (38,775,985)   (11,139,743)     (141,870,167)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (2,060,542)  $ (24,630,219)    (6,822,824)  $   (87,000,368)
                                       ===========   =============   ============   ===============

                                                    SUNAMERICA BALANCED PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      426,446   $   5,135,369     1,853,431   $  23,919,331
Reinvested dividends................           --              --        40,010         477,990
Shares redeemed.....................     (248,151)     (2,973,838)     (625,580)     (7,745,142)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      178,295   $   2,161,531     1,267,861   $  16,652,179
                                      ===========   =============   ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       146,993   $   1,805,404         51,449   $       612,269
Reinvested dividends................            --              --             --                --
Shares redeemed.....................       (11,221)       (137,976)        (1,398)          (16,644)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       135,772   $   1,667,428         50,051   $       595,625
                                       ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                                       MFS TOTAL RETURN PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     5,064,837   $  73,620,060     17,837,266   $   265,842,066     1,985,784   $  28,931,317
Reinvested dividends................            --              --      1,214,987        16,643,403            --              --
Shares redeemed.....................    (4,886,500)    (70,932,152)   (12,625,382)     (185,261,559)     (722,585)    (10,498,784)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............       178,337   $   2,687,908      6,426,871   $    97,223,910     1,263,199   $  18,432,533
                                       ===========   =============   ============   ===============   ===========   =============

                                      MFS TOTAL RETURN PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    6,296,877   $  93,406,288
Reinvested dividends................      157,210       2,152,597
Shares redeemed.....................   (1,151,956)    (16,629,950)
                                      -----------   -------------
Net increase (decrease).............    5,302,131   $  78,928,935
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,562,831   $  22,945,286        465,478   $     6,628,500
Reinvested dividends................            --              --             --                --
Shares redeemed.....................      (186,478)     (2,749,421)       (12,648)         (180,969)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     1,376,353   $  20,195,865        452,830   $     6,447,531
                                       ===========   =============   ============   ===============

                                                                       ASSET ALLOCATION PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,625,410   $  19,613,306      4,505,597   $    54,200,993       432,923   $   5,194,456
Reinvested dividends................            --              --      1,588,385        17,799,637            --              --
Shares redeemed.....................    (4,507,779)    (53,821,400)   (11,309,985)     (135,963,981)     (118,897)     (1,443,431)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (2,882,369)  $ (34,208,094)    (5,216,003)  $   (63,963,351)      314,026   $   3,751,035
                                       ===========   =============   ============   ===============   ===========   =============

                                      ASSET ALLOCATION PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    1,039,794   $  12,573,919
Reinvested dividends................       34,490         386,093
Shares redeemed.....................     (121,747)     (1,430,345)
                                      -----------   -------------
Net increase (decrease).............      952,537   $  11,529,667
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................        84,318   $   1,021,258         47,760   $       549,241
Reinvested dividends................            --              --            205             2,270
Shares redeemed.....................       (24,292)       (302,252)        (2,091)          (24,298)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............        60,026   $     719,006         45,874   $       527,213
                                       ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

---------------------
    212

                                                                       TELECOM UTILITY PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,093,121   $   8,220,337      2,994,768   $    22,944,104       121,679   $     882,906
Reinvested dividends................            --              --        876,166         5,914,202            --              --
Shares redeemed.....................    (2,400,323)    (17,347,348)    (4,593,761)      (36,528,369)     (147,600)     (1,040,011)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (1,307,202)  $  (9,127,011)      (722,827)  $    (7,670,063)      (25,921)  $    (157,105)
                                       ===========   =============   ============   ===============   ===========   =============

                                       TELECOM UTILITY PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      493,529   $   4,025,063
Reinvested dividends................       44,125         297,798
Shares redeemed.....................     (172,733)     (1,302,577)
                                      -----------   -------------
Net increase (decrease).............      364,921   $   3,020,284
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED           NOVEMBER 11, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................         5,801   $      43,696         15,340   $       103,608
Reinvested dividends................            --              --             --                --
Shares redeemed.....................           (18)           (135)          (334)           (2,320)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............         5,783   $      43,561         15,006   $       101,288
                                       ===========   =============   ============   ===============

                                                         EQUITY INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................        44,062   $     427,061        135,477   $     1,317,600
Reinvested dividends................            --              --         16,129           138,000
Shares redeemed.....................       (35,448)       (328,176)      (153,210)       (1,457,217)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............         8,614   $      98,885         (1,604)  $        (1,617)
                                       ===========   =============   ============   ===============

                                                          EQUITY INDEX PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       241,429   $   1,897,060        745,457   $     5,968,363
Reinvested dividends................            --              --         60,296           430,000
Shares redeemed.....................      (288,095)     (2,227,857)    (1,001,097)       (7,860,570)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       (46,666)  $    (330,797)      (195,344)  $    (1,462,207)
                                       ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                                        GROWTH-INCOME PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     2,290,738   $  42,029,028      7,322,542   $   144,235,209       441,876   $   7,989,404
Reinvested dividends................            --              --        562,608         9,602,620            --              --
Shares redeemed.....................    (6,384,509)   (114,255,385)   (22,573,803)     (428,110,638)     (243,730)     (4,370,925)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (4,093,771)  $ (72,226,357)   (14,688,653)  $  (274,272,809)      198,146   $   3,618,479
                                       ===========   =============   ============   ===============   ===========   =============

                                        GROWTH-INCOME PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    2,162,789   $  42,583,463
Reinvested dividends................       16,549         282,380
Shares redeemed.....................     (736,586)    (13,542,895)
                                      -----------   -------------
Net increase (decrease).............    1,442,752   $  29,322,948
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       209,093   $   3,833,554        128,932   $     2,292,470
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (25,426)       (473,756)        (2,025)          (35,939)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       183,667   $   3,359,798        126,907   $     2,256,531
                                   ===========   =============   ============   ===============

                                                 FEDERATED AMERICAN LEADERS PORTFOLIO***
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,446,999   $  17,941,543      7,740,080   $   102,245,013
Reinvested dividends................            --              --        219,560         2,507,561
Shares redeemed.....................    (2,945,486)    (35,568,427)    (9,681,123)     (125,889,256)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,498,487)  $ (17,626,884)    (1,721,483)  $   (21,136,682)
                                       ===========   =============   ============   ===============

                                               FEDERATED AMERICAN LEADERS PORTFOLIO***
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      317,289   $   3,865,670     1,449,409   $  19,162,618
Reinvested dividends................           --              --        13,355         152,439
Shares redeemed.....................     (261,189)     (3,169,642)     (508,027)     (6,466,554)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............       56,100   $     696,028       954,737   $  12,848,503
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       177,667   $   2,230,611         99,564   $     1,209,307
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (33,505)       (415,280)        (2,975)          (35,866)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       144,162   $   1,815,331         96,589   $     1,173,441
                                   ===========   =============   ============   ===============

---------------

*   Inception date of class.
**  Unaudited
*** See Note 1
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and Class 2, respectively.

---------------------
    214

                                                      DAVIS VENTURE VALUE PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     4,173,022   $  77,613,833     15,214,198   $   293,393,357
Reinvested dividends................            --              --        698,039        11,666,139
Shares redeemed.....................   (10,548,953)   (190,584,354)   (35,112,279)     (653,158,994)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (6,375,931)  $(112,970,521)   (19,200,042)  $  (348,099,498)
                                       ===========   =============   ============   ===============

                                                    DAVIS VENTURE VALUE PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    1,637,487   $  29,925,640     5,320,306   $ 101,278,202
Reinvested dividends................           --              --        26,270         438,861
Shares redeemed.....................     (564,047)    (10,138,073)   (1,434,539)    (26,309,869)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............    1,073,440   $  19,787,567     3,912,037   $  75,407,194
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,372,078   $  25,483,769        420,180   $     7,358,061
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (116,872)     (2,196,454)        (6,869)         (120,267)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,255,206   $  23,287,315        413,311   $     7,237,794
                                   ===========   =============   ============   ===============

                                                     "DOGS" OF WALL STREET PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,166,221   $   9,695,641     10,558,748   $    98,530,665
Reinvested dividends................            --              --        266,066         2,160,200
Shares redeemed.....................    (2,784,511)    (22,945,398)   (10,421,298)      (93,631,377)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,618,290)  $ (13,249,757)       403,516   $     7,059,488
                                       ===========   =============   ============   ===============

                                                   "DOGS" OF WALL STREET PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      713,792   $   5,826,644     1,571,280   $  14,240,547
Reinvested dividends................           --              --        17,599         142,800
Shares redeemed.....................     (392,412)     (3,265,472)     (569,249)     (4,995,427)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      321,380   $   2,561,172     1,019,630   $   9,387,920
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       293,199   $   2,457,650         73,637   $       627,668
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (30,310)       (251,761)        (2,373)          (20,856)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       262,889   $   2,205,889         71,264   $       606,812
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                                       ALLIANCE GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     4,974,334   $  73,743,859     15,203,484   $   251,372,507       920,742   $  13,571,843
Reinvested dividends................            --              --        252,935         3,653,155            --              --
Shares redeemed.....................   (11,154,535)   (162,875,244)   (40,315,689)     (646,551,377)     (454,822)     (6,627,882)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (6,180,201)  $ (89,131,385)   (24,859,270)  $  (391,525,715)      465,920   $   6,943,961
                                       ===========   =============   ============   ===============   ===========   =============

                                       ALLIANCE GROWTH PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    3,134,520   $  51,316,317
Reinvested dividends................        4,976          71,845
Shares redeemed.....................   (1,108,123)    (17,038,534)
                                      -----------   -------------
Net increase (decrease).............    2,031,373   $  34,349,628
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       574,243   $   8,624,400        188,963   $     2,712,228
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (66,859)     (1,001,971)        (4,685)          (66,069)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       507,384   $   7,622,429        184,278   $     2,646,159
                                   ===========   =============   ============   ===============

                                                     GOLDMAN SACHS RESEARCH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       446,322   $   2,439,937      4,625,633   $    26,390,243
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (1,305,102)     (6,838,039)    (4,155,343)      (22,794,318)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (858,780)  $  (4,398,102)       470,290   $     3,595,925
                                       ===========   =============   ============   ===============

                                                  GOLDMAN SACHS RESEARCH PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      190,624   $   1,023,357     1,225,711   $   6,711,058
Reinvested dividends................           --              --            --              --
Shares redeemed.....................      (86,850)       (468,597)     (728,521)     (3,855,422)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      103,774   $     554,760       497,190   $   2,855,636
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................        22,363   $     125,495         27,949   $       140,704
Reinvested dividends............            --              --             --                --
Shares redeemed.................        (6,424)        (34,084)        (4,720)          (24,733)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        15,939   $      91,411         23,229   $       115,971
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

---------------------
    216

                                              MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO***
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,658,739   $  14,905,388      5,486,863   $    51,727,289
Reinvested dividends................            --              --        252,311         2,103,304
Shares redeemed.....................    (2,886,559)    (25,264,992)   (10,500,791)      (97,564,840)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,227,820)  $ (10,359,604)    (4,761,617)  $   (43,734,247)
                                       ===========   =============   ============   ===============

                                           MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO***
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2002
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      661,049   $   5,845,590     1,959,587   $  18,566,077
Reinvested dividends................           --              --        13,033         108,696
Shares redeemed.....................     (182,447)     (1,566,579)     (443,819)     (4,008,793)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      478,602   $   4,279,011     1,528,801   $  14,665,980
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       600,262   $   5,395,101        166,232   $     1,427,306
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (45,378)       (416,130)        (4,179)          (37,489)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       554,884   $   4,978,971        162,053   $     1,389,817
                                   ===========   =============   ============   ===============

                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO***
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       882,656   $  10,522,320      3,553,741   $    45,256,068
Reinvested dividends................            --              --         55,846           620,435
Shares redeemed.....................    (2,893,605)    (33,787,491)   (11,713,084)     (147,684,596)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (2,010,949)  $ (23,265,171)    (8,103,497)  $  (101,808,093)
                                       ===========   =============   ============   ===============

                                                 PUTNAM GROWTH: VOYAGER PORTFOLIO***
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      203,194   $   2,380,683       931,763   $  12,222,783
Reinvested dividends................           --              --           636           7,065
Shares redeemed.....................      (96,119)     (1,113,420)     (383,864)     (4,974,581)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      107,075   $   1,267,263       548,535   $   7,255,267
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................        63,773   $     755,656         57,911   $       674,317
Reinvested dividends............            --              --             --                --
Shares redeemed.................        (9,004)       (106,006)        (5,572)          (64,075)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        54,769   $     649,650         52,339   $       610,242
                                   ===========   =============   ============   ===============

---------------

*   Inception date of class.
**  Unaudited
*** See Note 1
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and Class 2, respectively.

                                                           ---------------------

                                                                       BLUE CHIP GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,649,575   $   8,562,092      5,269,635   $    29,493,311       587,953   $   2,991,603
Reinvested dividends................            --              --         13,447            65,119            --              --
Shares redeemed.....................      (975,786)     (4,923,788)    (5,448,576)      (30,319,571)     (203,802)     (1,030,754)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............       673,789   $   3,638,304       (165,494)  $      (761,141)      384,151   $   1,960,849
                                       ===========   =============   ============   ===============   ===========   =============

                                      BLUE CHIP GROWTH PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    1,571,221   $   8,747,425
Reinvested dividends................        2,763          13,381
Shares redeemed.....................     (356,098)     (1,901,939)
                                      -----------   -------------
Net increase (decrease).............    1,217,886   $   6,858,867
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       278,112   $   1,424,250         90,428   $       447,429
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (74,915)       (395,616)        (5,306)          (25,787)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       203,197   $   1,028,634         85,122   $       421,642
                                   ===========   =============   ============   ===============

                                                                         REAL ESTATE PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,803,794   $  22,244,008      7,727,162   $    80,070,622       478,084   $   5,840,954
Reinvested dividends................            --              --        250,989         2,738,373            --              --
Shares redeemed.....................    (1,745,598)    (21,067,332)    (7,121,879)      (71,087,042)     (155,675)     (1,847,120)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............        58,196   $   1,176,676        856,272   $    11,721,953       322,409   $   3,993,834
                                       ===========   =============   ============   ===============   ===========   =============

                                         REAL ESTATE PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    1,332,241   $  14,808,153
Reinvested dividends................       19,046         207,818
Shares redeemed.....................     (501,893)     (5,311,159)
                                      -----------   -------------
Net increase (decrease).............      849,394   $   9,704,812
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       245,632   $   3,024,690         78,545   $       851,139
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (29,500)       (361,900)        (2,277)          (23,749)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       216,132   $   2,662,790         76,268   $       827,390
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

---------------------
    218

                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                                             CLASS 1@
                                   ------------------------------------------------------------
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                                  SMALL COMPANY VALUE PORTFOLIO
                                   ------------------------------------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................        81,974   $     779,103        256,774   $     2,766,842
Reinvested dividends............            --              --         43,701           375,000
Shares redeemed.................       (63,498)       (581,633)      (190,440)       (1,960,835)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        18,476   $     197,470        110,035   $     1,181,007
                                   ===========   =============   ============   ===============

                                                       MFS MID-CAP GROWTH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     4,386,495   $  28,403,969     27,987,583   $   206,038,540
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (3,813,868)    (23,597,485)   (34,660,590)     (249,622,498)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       572,627   $   4,806,484     (6,673,007)  $   (43,583,958)
                                       ===========   =============   ============   ===============

                                                    MFS MID-CAP GROWTH PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    1,433,672   $   8,941,777     4,563,187   $  32,683,449
Reinvested dividends................           --              --            --              --
Shares redeemed.....................     (519,441)     (3,218,526)   (1,328,747)     (8,960,760)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      914,231   $   5,723,251     3,234,440   $  23,722,689
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,561,146   $   9,992,166        436,741   $     2,542,069
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (291,796)     (1,891,691)       (21,410)         (124,271)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,269,350   $   8,100,475        415,331   $     2,417,798
                                   ===========   =============   ============   ===============

                                                       AGGRESSIVE GROWTH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     2,391,643   $  17,756,331     44,473,684   $   355,683,326
Reinvested dividends................            --              --         91,325           614,475
Shares redeemed.....................    (3,269,005)    (23,016,148)   (54,285,652)     (430,821,093)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (877,362)  $  (5,259,817)    (9,720,643)  $   (74,523,292)
                                       ===========   =============   ============   ===============

                                                     AGGRESSIVE GROWTH PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      396,071   $   2,894,429     1,260,615   $   9,905,372
Reinvested dividends................           --              --         2,010          13,525
Shares redeemed.....................     (129,751)       (929,682)     (560,185)     (4,343,768)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      266,320   $   1,964,747       702,440   $   5,575,129
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................        98,597   $     711,734         45,417   $       311,711
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (12,263)        (87,148)          (289)           (2,011)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        86,334   $     624,586         45,128   $       309,700
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                      GROWTH OPPORTUNITIES PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     3,819,109   $  15,415,102      2,804,966   $    12,565,942
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (1,243,789)     (4,836,386)    (5,065,917)      (21,397,204)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     2,575,320   $  10,578,716     (2,260,951)  $    (8,831,262)
                                       ===========   =============   ============   ===============

                                                   GROWTH OPPORTUNITIES PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      486,776   $   1,949,878     1,590,957   $   6,661,029
Reinvested dividends................           --              --            --              --
Shares redeemed.....................     (123,162)       (479,857)     (906,897)     (3,604,172)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      363,614   $   1,470,021       684,060   $   3,056,857
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       150,982   $     595,321         94,650   $       338,427
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (38,192)       (149,173)        (7,062)          (26,403)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       112,790   $     446,148         87,588   $       312,024
                                   ===========   =============   ============   ===============

                                                                        MARSICO GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     2,115,156   $  17,461,100      7,092,173   $    60,467,453     1,311,568   $  10,771,214
Reinvested dividends................            --              --            635             5,000            --              --
Shares redeemed.....................    (1,451,363)    (11,649,058)    (2,932,908)      (24,053,202)     (237,896)     (1,910,916)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............       663,793   $   5,812,042      4,159,900   $    36,419,251     1,073,672   $   8,860,298
                                       ===========   =============   ============   ===============   ===========   =============

                                       MARSICO GROWTH PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    2,488,480   $  20,685,000
Reinvested dividends................           --              --
Shares redeemed.....................     (553,612)     (4,485,231)
                                      -----------   -------------
Net increase (decrease).............    1,934,868   $  16,199,769
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       512,039   $   4,228,074        175,354   $     1,381,139
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (63,069)       (513,694)       (12,842)          (99,728)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       448,970   $   3,714,380        162,512   $     1,281,411
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

---------------------
    220

                                                                          TECHNOLOGY PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1@                                      CLASS 2@
                                       ------------------------------------------------------------   ---------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003                JULY 31, 2003**
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................    14,837,022   $  31,056,716     13,404,587   $    28,317,140     1,288,872   $   2,688,493
Reinvested dividends................            --              --             --                --            --              --
Shares redeemed.....................   (12,351,591)    (26,211,563)   (11,840,377)      (26,110,877)     (609,774)     (1,288,989)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............     2,485,431   $   4,845,153      1,564,210   $     2,206,263       679,098   $   1,399,504
                                       ===========   =============   ============   ===============   ===========   =============

                                         TECHNOLOGY PORTFOLIO
                                      ---------------------------
                                               CLASS 2@
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2003
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    2,647,945   $   6,030,520
Reinvested dividends................           --              --
Shares redeemed.....................     (936,218)     (1,951,663)
                                      -----------   -------------
Net increase (decrease).............    1,711,727   $   4,078,857
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,393,224   $   2,971,284        253,316   $       469,482
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (468,056)     (1,039,782)       (51,906)          (96,041)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       925,168   $   1,931,502        201,410   $       373,441
                                   ===========   =============   ============   ===============

                                                     SMALL & MID CAP VALUE PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 2@
                                       ------------------------------------------------------------
                                                                             FOR THE PERIOD
                                        FOR THE SIX MONTHS ENDED            AUGUST 1, 2002*
                                             JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       599,983   $   6,304,761        565,559   $     5,620,364
Reinvested dividends................            --              --            271             2,733
Shares redeemed.....................       (27,209)       (284,456)       (20,713)         (210,518)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       572,774   $   6,020,305        545,117   $     5,412,579
                                       ===========   =============   ============   ===============

                                                   SMALL & MID CAP VALUE PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 3
                                      ---------------------------------------------------------
                                                                          FOR THE PERIOD
                                       FOR THE SIX MONTHS ENDED         SEPTEMBER 30, 2002*
                                            JULY 31, 2003**          THROUGH JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      927,800   $   9,815,359       277,260   $   2,769,851
Reinvested dividends................           --              --            56             567
Shares redeemed.....................     (102,834)     (1,083,010)      (11,849)       (121,594)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      824,966   $   8,732,349       265,467   $   2,648,824
                                      ===========   =============   ===========   =============

                                                INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1@
                                       ------------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                             JULY 31, 2003**                JANUARY 31, 2003
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................    12,940,623   $  96,045,432    166,554,664   $ 1,437,505,113
Reinvested dividends................            --              --        182,889         1,344,530
Shares redeemed.....................   (14,573,961)   (109,232,812)  (173,723,296)   (1,509,243,145)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,633,338)  $ (13,187,380)    (6,985,743)  $   (70,393,502)
                                       ===========   =============   ============   ===============

                                              INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                      ---------------------------------------------------------
                                                              CLASS 2@
                                      ---------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                            JULY 31, 2003**              JANUARY 31, 2003
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    8,032,218   $  59,362,873    19,620,691   $ 158,305,260
Reinvested dividends................           --              --        10,233          75,470
Shares redeemed.....................   (7,605,370)    (56,586,411)  (18,023,924)   (145,811,243)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      426,848   $   2,776,462     1,607,000   $  12,569,487
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     4,334,798   $  34,179,628        234,008   $     1,738,762
Reinvested dividends............            --              --             --                --
Shares redeemed.................    (3,379,122)    (26,873,100)        (4,263)          (31,668)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       955,676   $   7,306,528        229,745   $     1,707,094
                                   ===========   =============   ============   ===============

---------------

*  Inception date of class.
** Unaudited
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

                                                           GLOBAL EQUITIES PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1@
                                          ------------------------------------------------------------
                                           FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                JULY 31, 2003**                JANUARY 31, 2003
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      2,849,702   $  24,604,529     77,565,095   $   734,471,517
Reinvested dividends..................             --              --             --                --
Shares redeemed.......................     (5,504,291)    (46,769,324)   (88,488,163)     (837,265,748)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............     (2,654,589)  $ (22,164,795)   (10,923,068)  $  (102,794,231)
                                          ===========   =============   ============   ===============

                                                        GLOBAL EQUITIES PORTFOLIO
                                        ---------------------------------------------------------
                                                                CLASS 2@
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2003**              JANUARY 31, 2003
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................      631,677   $   5,417,153     4,660,818   $  43,360,522
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................     (475,556)     (4,161,085)   (3,843,364)    (35,605,890)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............      156,121   $   1,256,068       817,454   $   7,754,632
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       270,702   $   2,384,706         43,250   $       351,811
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (158,746)     (1,436,341)        (9,510)          (77,023)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       111,956   $     948,365         33,740   $       274,788
                                   ===========   =============   ============   ===============

                                                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1@
                                          ------------------------------------------------------------
                                           FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                JULY 31, 2003**                JANUARY 31, 2003
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................     31,934,408   $ 172,429,422    422,306,625   $ 2,792,988,050
Reinvested dividends..................             --              --             --                --
Shares redeemed.......................    (34,966,880)   (190,189,982)  (434,805,144)   (2,902,560,031)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............     (3,032,472)  $ (17,760,560)   (12,498,519)  $  (109,571,981)
                                          ===========   =============   ============   ===============

                                              INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                        ---------------------------------------------------------
                                                                CLASS 2@
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2003**              JANUARY 31, 2003
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................   16,257,460   $  86,094,528    55,985,809   $ 348,723,394
Reinvested dividends..................           --              --            --              --
Shares redeemed.......................  (14,840,139)    (78,728,584)  (55,060,231)   (344,529,345)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............    1,417,321   $   7,365,944       925,578   $   4,194,049
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     5,386,677   $  30,339,859        493,661   $     2,644,332
Reinvested dividends............            --              --             --                --
Shares redeemed.................    (3,865,815)    (22,184,296)       (12,546)          (67,672)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,520,862   $   8,155,563        481,115   $     2,576,660
                                   ===========   =============   ============   ===============

---------------

*   Inception date of class.
**  Unaudited.
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and Class 2, respectively.

---------------------
    222

                                                           EMERGING MARKETS PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1@
                                          ------------------------------------------------------------
                                           FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                JULY 31, 2003**                JANUARY 31, 2003
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      3,909,893   $  24,622,275     16,219,163   $   110,823,124
Reinvested dividends..................             --              --         33,336           197,353
Shares redeemed.......................     (4,679,275)    (29,283,665)   (17,948,152)     (120,826,430)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............       (769,382)  $  (4,661,390)    (1,695,653)  $    (9,805,953)
                                          ===========   =============   ============   ===============

                                                       EMERGING MARKETS PORTFOLIO
                                        ---------------------------------------------------------
                                                                CLASS 2@
                                        ---------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                              JULY 31, 2003**              JANUARY 31, 2003
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................      224,293   $   1,477,824     1,316,313   $   8,799,016
Reinvested dividends..................           --              --           785           4,647
Shares redeemed.......................     (108,469)       (696,157)     (899,316)     (6,025,289)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............      115,824   $     781,667       417,782   $   2,778,374
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                                                         FOR THE PERIOD
                                    FOR THE SIX MONTHS ENDED          SEPTEMBER 30, 2002*
                                         JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       140,299   $     915,083         46,957   $       282,413
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (30,305)       (193,208)        (1,246)           (7,659)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       109,994   $     721,875         45,711   $       274,754
                                   ===========   =============   ============   ===============

                                                            FOREIGN VALUE PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 2@
                                          ------------------------------------------------------------
                                                                                FOR THE PERIOD
                                           FOR THE SIX MONTHS ENDED            AUGUST 1, 2002*
                                                JULY 31, 2003**            THROUGH JANUARY 31, 2003
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................        924,208   $   8,857,066        652,255   $     6,358,913
Reinvested dividends..................             --              --          1,836            17,207
Shares redeemed.......................        (36,755)       (349,134)        (7,424)          (72,650)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............        887,453   $   8,507,932        646,667   $     6,303,470
                                          ===========   =============   ============   ===============

                                                         FOREIGN VALUE PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 3
                                        ---------------------------------------------------------
                                                                            FOR THE PERIOD
                                         FOR THE SIX MONTHS ENDED         SEPTEMBER 30, 2002*
                                              JULY 31, 2003**          THROUGH JANUARY 31, 2003
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................    1,853,836   $  17,879,516       454,623   $   4,297,328
Reinvested dividends..................           --              --           778           7,293
Shares redeemed.......................     (430,641)     (4,245,969)       (5,461)        (52,395)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............    1,423,195   $  13,633,547       449,940   $   4,252,226
                                        ===========   =============   ===========   =============

---------------

*  Inception date of class.
** Unaudited.
@ Effective September 30, 2002 Class A and Class B were renamed to Class 1 and
  Class 2, respectively.

                                                           ---------------------

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                                  GOLDMAN SACHS    MORGAN STANLEY &
    PORTFOLIO                                                         & CO.           CO., INC.
    -----------------------------------------------------------------------------------------------
    Goldman Sachs Research......................................     $    55            $   --
    Technology..................................................      20,274             2,264

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. SAAMCo, the investment adviser, is a wholly-owned subsidiary of AIG. During the six months ended July 31, 2003, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                    REALIZED
    PORTFOLIO                                                             SECURITY                 GAIN (LOSS)     INCOME
    ----------------------------------------------------------------------------------------------------------------------
    Equity Index...........................................  American International Group, Inc.     $  1,585      $     --
    Global Equities........................................  American International Group, Inc.       51,967            --

9. INVESTMENT CONCENTRATION: Some of the Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the Global Bond, Worldwide High Income, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The International Growth and Income Portfolio and International Diversified Equities Portfolios had approximately 23.7% and 22.0% of its net assets invested in equity securities of companies domiciled in United Kingdom, additionally International Diversified Equities Portfolio had 23.4% invested in Japan.

10. COMMITMENTS AND CONTINGENCIES: The SunAmerica Family of Mutual Funds has established committed and uncommitted lines of credit with State Street Bank and Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75,000,000 committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. At July 31, 2003, High-Yield Bond Portfolio, Alliance Growth Portfolio, Global Equities Portfolio and Emerging Markets Portfolio had balances open under the line of credit of $4,976,942, $613,546, $91,128 and $336,981, respectively. During the six months ended July 31, 2003, the following Portfolios had borrowings:

                                                                                          AVERAGE      WEIGHTED
                                                                 DAYS        INTEREST       DEBT       AVERAGE
PORTFOLIO                                                     OUTSTANDING    CHARGES      UTILIZED     INTEREST
---------------------------------------------------------------------------------------------------------------
Global Bond.................................................       10         $  614     $1,313,384      1.68%
High-Yield Bond.............................................       32          7,974      5,551,308      1.64
Worldwide High Income.......................................        5          1,196      5,685,181      1.51
Telecom Utility.............................................        9            964      2,186,601      1.79
Federated American Leaders..................................        5            489      1,996,359      1.76
Davis Venture...............................................        4            427      2,122,061      1.81
"Dogs" of Wall Street.......................................       19            764        823,720      1.78
Alliance Growth.............................................       75          4,961      1,376,828      1.73
Goldman Sachs Research......................................       18            171        192,476      1.79
Putnam Growth: Voyager......................................       20            991      1,005,872      1.78
Aggressive Growth...........................................       33          2,539      1,585,189      1.75
Technology..................................................       14          1,996      3,075,250      1.72
International Growth and Income.............................       38          4,400      2,416,745      1.72
Global Equities.............................................      116          5,447        962,544      1.74
Emerging Markets............................................       83          4,624      1,130,831      1.77

11. OTHER INFORMATION: On June 12, 2003, the Board of Trustees approved the reorganization of, the Asset Allocation Portfolio, into a newly created series of Anchor Series Trust, subject to shareholder approval.

On June 12, 2003, the Board of Trustees approved an Agreement and Plan of Reorganization of the proposed acquisition of assets of certain portfolios of the Mutual Fund Variable Annuity Trust ("MFVAT") by the International Growth and Income Portfolio, the Marsico Growth Portfolio, the Davis Venture Value Portfolio, the MFS Total Return Portfolio and the Cash Management Portfolio, subject to the approval of shareholders of MFVAT. The date of such transaction is dependent upon shareholder approval and is anticipated prior to year end.
---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------
                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                                Cash Management Portfolio Class 1
      11/30/98     $10.74      $0.54         $(0.02)        $ 0.52        $(0.68)        $   --         $(0.68)      $10.58
      1/31/99#      10.58       0.08           0.01           0.09            --             --             --        10.67
      1/31/00       10.67       0.51             --           0.51         (0.24)            --          (0.24)       10.94
      1/31/01       10.94       0.66          (0.02)          0.64         (0.45)            --          (0.45)       11.13
      1/31/02       11.13       0.37           0.02           0.39         (0.45)            --          (0.45        11.07
      1/31/03       11.07       0.15          (0.02)          0.13         (0.37)            --          (0.37)       10.83
      7/31/03++     10.83       0.04           0.01           0.05            --             --             --        10.88
                                                Cash Management Portfolio Class 2
      7/9/01@-
      1/31/02       11.34       0.12           0.03           0.15         (0.44)            --          (0.44)       11.05
      1/31/03       11.05       0.12           0.01           0.13         (0.36)            --          (0.36)       10.82
      7/31/03++     10.82       0.03             --           0.03            --             --             --        10.85
                                                Cash Management Portfolio Class 3
      9/30/02@-
      1/31/03       10.78       0.02           0.01           0.03            --             --             --        10.81
      7/31/03++     10.81       0.02             --           0.02            --             --             --        10.83
                                                Corporate Bond Portfolio Class 1
      11/30/98      11.54       0.77          (0.02)          0.75         (0.46)            --          (0.46)       11.83
      1/31/99#      11.83       0.12           0.04           0.16            --             --             --        11.99
      1/31/00       11.99       0.81          (1.15)         (0.34)        (0.53)            --          (0.53)       11.12
      1/31/01       11.12       0.89          (0.02)          0.87         (0.77)            --          (0.77)       11.22
      1/31/02       11.22       0.84          (0.26)          0.58         (0.63)            --          (0.63)       11.17
      1/31/03       11.17       0.80          (0.02)          0.78         (0.71)            --          (0.71)       11.24
      7/31/03++     11.24       0.35           0.15           0.50            --             --             --        11.74
                                                Corporate Bond Portfolio Class 2
      7/9/01@-
      1/31/02       11.37       0.43             --           0.43         (0.63)            --          (0.63)       11.17
      1/31/03       11.17       0.73           0.03           0.76         (0.70)            --          (0.70)       11.23
      7/31/03++     11.23       0.33           0.16           0.49            --             --             --        11.72
                                                Corporate Bond Portfolio Class 3
      9/30/02@-
      1/31/03       10.83       0.20           0.20           0.40            --             --             --        11.23
      7/31/03++     11.23       0.29           0.19           0.48            --             --             --        11.71
                                                  Global Bond Portfolio Class 1
      11/30/98      11.51       0.49           0.78           1.27         (0.79)         (0.22)         (1.01)       11.77
      1/31/99#      11.77       0.07           0.11           0.18            --             --             --        11.95
      1/31/00       11.95       0.42          (0.66)         (0.24)        (0.47)         (0.41)         (0.88)       10.83
      1/31/01       10.83       0.45           0.63           1.08         (0.70)            --          (0.70)       11.21
      1/31/02       11.21       0.43           0.02           0.45         (1.03)            --          (1.03)       10.63
      1/31/03       10.63       0.42           0.25           0.67         (0.18)         (0.15)         (0.33)       10.97
      7/31/03++     10.97       0.19          (0.05)          0.14            --             --             --        11.11
                                                  Global Bond Portfolio Class 2
      7/9/01@-
      1/31/02       11.41       0.21           0.04           0.25         (1.03)            --          (1.03)       10.63
      1/31/03       10.63       0.38           0.27           0.65         (0.17)         (0.15)         (0.32)       10.96
      7/31/03++     10.96       0.18          (0.05)          0.13            --             --             --        11.09
                                                  Global Bond Portfolio Class 3
      9/30/02@-
      1/31/03       10.68       0.11           0.17           0.28            --             --             --        10.96
      7/31/03++     10.96       0.16          (0.04)          0.12            --             --             --        11.08

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               Cash Management Portfolio Class 1
      11/30/98       5.05%   $223,640     0.58%          4.97%           --%
      1/31/99#       0.85     277,370      0.62+         5.02+           --
      1/31/00        4.85     466,588      0.53           4.82           --
      1/31/01        5.95     404,005      0.52           5.83           --
      1/31/02        3.48     600,741      0.52           3.31           --
      1/31/03        1.22     457,994      0.52           1.37           --
      7/31/03++      0.46     350,279      0.53+          0.78+          --
                               Cash Management Portfolio Class 2
      7/9/01@-
      1/31/02        1.34      22,093      0.68+          1.75+          --
      1/31/03        1.22      82,513      0.67           1.13           --
      7/31/03++      0.28      68,878      0.68+          0.63+          --
                               Cash Management Portfolio Class 3
      9/30/02@-
      1/31/03        0.28      10,355      0.76+          0.68+          --
      7/31/03++      0.19      50,942      0.79+          0.48+          --
                                Corporate Bond Portfolio Class 1
      11/30/98       6.61     143,561      0.77           6.61           15
      1/31/99#       1.35     158,804      0.80+          6.16+           4
      1/31/00       (2.75)    184,309      0.71           7.05           37
      1/31/01        8.11     199,334      0.69           7.99           36
      1/31/02        5.27     258,912      0.67           7.41           83
      1/31/03        7.17     263,378      0.65           7.17           45
      7/31/03++      4.45     278,701      0.64+          5.92+          33
                                Corporate Bond Portfolio Class 2
      7/9/01@-
      1/31/02        3.84      10,530      0.82+          7.05+          83
      1/31/03        6.99      40,274      0.80           6.87           45
      7/31/03++      4.36      52,195      0.79+          5.75+          33
                                Corporate Bond Portfolio Class 3
      9/30/02@-
      1/31/03        3.69       2,965      0.87+          5.87+          45
      7/31/03++      4.27      13,820      0.89+          5.56+          33
                                 Global Bond Portfolio Class 1
      11/30/98      11.75     115,428      0.85           4.27          210
      1/31/99#       1.53     122,306      0.97+          3.65+          30
      1/31/00       (1.86)    127,145      0.84           3.68          189
      1/31/01       10.35     139,528      0.81(1)        4.07(1)       202
      1/31/02        4.03     145,556      0.81           3.84          193
      1/31/03        6.36     132,160      0.80           3.89           66
      7/31/03++      1.28     122,940      0.81+          3.35+          45
                                 Global Bond Portfolio Class 2
      7/9/01@-
      1/31/02        2.17       2,873      0.97+         3.46+          193
      1/31/03        6.18      10,931      0.94           3.70           66
      7/31/03++      1.19      12,594      0.97+          3.19+          45
                                 Global Bond Portfolio Class 3
      9/30/02@-
      1/31/03        2.62         848      0.98+          3.20+          66
      7/31/03++      1.09       4,267      1.07+          3.06+          45

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1)  Gross of custody credits of 0.01%.

    See Notes to Financial Statements.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 1
      11/30/98     $11.82      $1.14        $(1.24)        $(0.10)       $(0.66)        $(0.08)        $(0.74)      $10.98
      1/31/99#      10.98       0.18         (0.02)          0.16            --             --             --        11.14
      1/31/00       11.14       1.09         (0.55)          0.54         (1.14)            --          (1.14)       10.54
      1/31/01       10.54       1.09         (1.44)         (0.35)        (1.11)            --          (1.11)        9.08
      1/31/02        9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01
      1/31/03        7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67
      7/31/03++      5.67       0.30          0.50           0.80            --             --             --         6.47
                                               High-Yield Bond Portfolio Class 2
      7/9/01@-
      1/31/02        8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00
      1/31/03        7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67
      7/31/03++      5.67       0.28          0.51           0.79            --             --             --         6.46
                                               High-Yield Bond Portfolio Class 3
      9/30/02@-
      1/31/03        5.21       0.18          0.28           0.46            --             --             --         5.67
      7/31/03++      5.67       0.28          0.50           0.78            --             --             --         6.45
                                            Worldwide High Income Portfolio Class 1
      11/30/98      13.20       1.07         (2.61)         (1.54)        (0.61)         (0.74)         (1.34)       10.31
      1/31/99#      10.31       0.16         (0.35)         (0.19)           --             --             --        10.12
      1/31/00       10.12       1.13          0.67           1.80         (1.33)            --          (1.33)       10.59
      1/31/01       10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74
      1/31/02        9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65
      1/31/03        7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54
      7/31/03++      6.54       0.26          0.59           0.85            --             --             --         7.39
                                            Worldwide High Income Portfolio Class 2
      7/9/01@-
      1/31/02        8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65
      1/31/03        7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52
      7/31/03++      6.52       0.25          0.60           0.85            --             --             --         7.37
                                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      1/31/03        6.15       0.14          0.23           0.37            --             --             --         6.52
      7/31/03++      6.52       0.22          0.62           0.84            --             --             --         7.36

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               High-Yield Bond Portfolio Class 1
      11/30/98      (1.26)%  $284,580      0.69%          9.75%        128%
      1/31/99#       1.46     293,037      0.72+          9.71+          17
      1/31/00        5.09     310,032      0.67          10.00          105
      1/31/01       (3.44)    299,534      0.71(1)       10.98(1)       106
      1/31/02      (10.11)    255,845      0.71          12.18          148
      1/31/03       (3.92)    221,410      0.75          10.09          121
      7/31/03++     14.11     270,357      0.73+          9.77+          67
                               High-Yield Bond Portfolio Class 2
      7/9/01@-
      1/31/02       (3.92)      4,785      0.88+         11.22+         148
      1/31/03       (3.87)     18,881      0.91          10.15          121
      7/31/03++     13.93      32,387      0.88+          9.54+          67
                               High-Yield Bond Portfolio Class 3
      9/30/02@-
      1/31/03        8.83       3,165      1.04+(1)      10.74+(1)      121
      7/31/03++     13.76      12,616      0.97+          9.22+          67
                            Worldwide High Income Portfolio Class 1
      11/30/98     (13.74)    121,290      1.09(1)        8.89(1)       158
      1/31/99#      (1.84)    116,977      1.12+(1)       9.56+(1)       12
      1/31/00       19.22     124,404      1.14(1)       10.66(1)       116
      1/31/01        3.67     117,236      1.10          10.84          158
      1/31/02       (8.61)     93,599      1.11(1)       10.97(1)       139
      1/31/03        0.45      77,847      1.15           9.55          103
      7/31/03++     13.00      90,499      1.14+          7.47+          85
                            Worldwide High Income Portfolio Class 2
      7/9/01@-
      1/31/02       (0.25)      1,028      1.27+(1)      10.53+(1)      139
      1/31/03        0.10       3,247      1.29           9.44          103
      7/31/03++     13.04       5,095      1.29+          7.30+          85
                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      1/31/03        6.02         106      1.36+          9.43+         103
      7/31/03++     12.88         317      1.39+          7.23+          85

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1)  Gross of custody credits of 0.01%, 0.01%, 0.02%, 0.01% and
        0.01%, for the periods ending November 30, 1998, January 31,
        1999, January 31, 2000, January 31, 2001, and January 31,
        2002.

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
      11/30/98     $13.45      $0.30        $ 2.33         $ 2.63        $(0.11)        $(0.36)        $(0.47)      $15.61
      1/31/99#      15.61       0.05          1.58           1.63            --             --             --        17.24
      1/31/00       17.24       0.36          1.80           2.16         (0.12)         (0.22)         (0.34)       19.06
      1/31/01       19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64
      1/31/02       17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
      1/31/03       14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      7/31/03++     11.59       0.09          0.85           0.94            --             --             --        12.53
                                             SunAmerica Balanced Portfolio Class 2
      7/9/01@-
      1/31/02       15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01
      1/31/03       14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58
      7/31/03++     11.58       0.07          0.86           0.93            --             --             --        12.51
                                             SunAmerica Balanced Portfolio Class 3
      9/30/02@-
      1/31/03       11.84       0.05         (0.32)         (0.27)           --             --             --        11.57
      7/31/03++     11.57       0.06          0.87           0.93            --             --             --        12.50
                                               MFS Total Return Portfolio Class 1
                       --                       --                           --
      11/30/98      14.75       0.36          1.56           1.92         (0.31)         (1.40)         (1.71)       14.96
      1/31/99#      14.96       0.06          0.82           0.88            --             --             --        15.84
      1/31/00       15.84       0.48         (0.38)          0.10         (0.29)         (1.77)         (2.06)       13.88
      1/31/01       13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29
      1/31/02       16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39
      1/31/03       15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99
      7/31/03++     13.99       0.18          1.06           1.24            --             --             --        15.23
                                               MFS Total Return Portfolio Class 2
      7/9/01@-
      1/31/02       16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38
      1/31/03       15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97
      7/31/03++     13.97       0.16          1.08           1.24            --             --             --        15.21
                                               MFS Total Return Portfolio Class 3
      9/30/02@-
      1/31/03       13.61       0.09          0.27           0.36            --             --             --        13.97
      7/31/03++     13.97       0.14          1.08           1.22            --             --             --        15.19

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                             SunAmerica Balanced Portfolio Class 1
      11/30/98      19.81%   $149,242     0.78%          2.10%          111%
      1/31/99#      10.44     194,878      0.75+(1)       1.72+(1)       26
      1/31/00       12.76     509,054      0.66           2.01          197
      1/31/01       (5.88)    575,039      0.64           1.87          333
      1/31/02      (15.86)    471,194      0.66           2.00          322
      1/31/03      (14.95)    310,531      0.68           1.91          611
      7/31/03++      8.11     310,009      0.69+          1.41+         106
                             SunAmerica Balanced Portfolio Class 2
      7/9/01@-
      1/31/02       (5.26)      6,094     0.82+           1.63+         322
      1/31/03      (15.04)     19,712      0.82           1.72          611
      7/31/03++      8.03      23,533      0.84+          1.25+         106
                             SunAmerica Balanced Portfolio Class 3
      9/30/02@-
      1/31/03       (2.28)        579      0.89+          1.33+         611
      7/31/03++      8.04       2,323      0.94+          1.10+         106
                               MFS Total Return Portfolio Class 1
      11/30/98      13.54     131,440      0.77           2.43          106
      1/31/99#       5.88     145,332      0.81+          2.40+          86
      1/31/00        0.29     208,919      0.76(1)        3.17(1)       116
      1/31/01       20.94     303,278      0.74(1)        3.42(1)       111
      1/31/02       (0.25)    469,605      0.73           2.93          105
      1/31/03       (5.96)    516,660      0.72(2)        2.81(2)        68
      7/31/03++      8.86     565,403      0.71+(2)       2.47+(2)       16
                               MFS Total Return Portfolio Class 2
      7/9/01@-
      1/31/02        0.39      20,010      0.88+          2.39+         105
      1/31/03       (6.12)     92,257      0.87(2)        2.62(2)        68
      7/31/03++      8.88     119,603      0.86+(2)       2.30+(2)       16
                               MFS Total Return Portfolio Class 3
      9/30/02@-
      1/31/03        2.65       6,325      0.98+(2)       2.24+(2)       68
      7/31/03++      8.73      27,784      0.96+(2)       2.11+(2)       16

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1)  Gross of custody credits of 0.01%.
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       MFS Total Return Class 1...............................  0.01%   0.01%
       MFS Total Return Class 2...............................  0.01    0.01
       MFS Total Return Class 3...............................  0.01    0.01

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                              Asset Allocation Portfolio Class 1
      11/30/98    $16.21     $ 0.48        $ 0.08         $ 0.56        $(0.35)        $(1.61)        $(1.96)      $14.81
      1/31/99#     14.81       0.07          0.15           0.22            --             --             --        15.03
      1/31/00      15.03       0.40          0.37           0.77         (0.48)         (0.80)         (1.28)       14.52
      1/31/01      14.52       0.41          0.36           0.77         (0.43)         (0.31)         (0.74)       14.55
      1/31/02      14.55       0.41         (1.35)         (0.94)        (0.46)         (0.31)         (0.77)       12.84
      1/31/03      12.84       0.42         (1.31)         (0.89)        (0.46)            --          (0.46)       11.49
      7/31/03++    11.49       0.20          1.07           1.27            --             --             --        12.76
                                              Asset Allocation Portfolio Class 2
      7/9/01@-
      1/31/02      13.70       0.23         (0.34)         (0.11)        (0.45)         (0.31)         (0.76)       12.83
      1/31/03      12.83       0.36         (1.26)         (0.90)        (0.45)            --          (0.45)       11.48
      7/31/03++    11.48       0.19          1.07           1.26            --             --             --        12.74
                                              Asset Allocation Portfolio Class 3
      9/30/02@-
      1/31/03      11.26       0.11          0.36           0.47         (0.25)            --          (0.25)       11.48
      7/31/03++    11.48       0.17          1.08           1.25            --             --             --        12.73
                                               Telecom Utility Portfolio Class 1
      11/30/98     12.91       0.42          1.62           2.04         (0.16)         (0.33)         (0.49)       14.46
      1/31/99#     14.46       0.08          0.03           0.11            --             --             --        14.57
      1/31/00      14.57       0.48          0.23           0.71         (0.24)         (0.62)         (0.86)       14.42
      1/31/01      14.42       0.39         (1.83)         (1.44)        (0.38)         (0.21)         (0.59)       12.39
      1/31/02      12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01
      1/31/03      10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      7/31/03++     6.84       0.19          0.54           0.73            --             --             --         7.57
                                               Telecom Utility Portfolio Class 2
      7/9/01@-
      1/31/02      11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01
      1/31/03      10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84
      7/31/03++     6.84       0.18          0.54           0.72            --             --             --         7.56
                                               Telecom Utility Portfolio Class 3
      11/11/02@-
      1/31/03       6.75       0.09            --           0.09            --             --             --         6.84
      7/31/03++     6.84       0.17          0.55           0.72            --             --             --         7.56

      ---------  ------------------------------------------------------------
                              NET       RATIO OF     RATIO OF NET
                             ASSETS    EXPENSES TO    INVESTMENT
                             END OF      AVERAGE      INCOME TO
       PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                              Asset Allocation Portfolio Class 1
      11/30/98      2.85%   $713,045      0.64%          3.15%         156%
      1/31/99#      1.49     724,516      0.66+          2.60+          30
      1/31/00       5.51     699,063      0.63           2.70          191
      1/31/01       5.38     653,310      0.64           2.75          172
      1/31/02      (6.36)    556,081      0.66           3.05          140
      1/31/03      (6.78)    437,736      0.66           3.42           28
      7/31/03++    11.05     449,400      0.65+          3.33+          12
                              Asset Allocation Portfolio Class 2
      7/9/01@-
      1/31/02      (0.67)      2,233      0.83+          3.07+         140
      1/31/03      (6.87)     12,931      0.79           3.23           28
      7/31/03++    10.98      18,353      0.80+          3.14+          12
                              Asset Allocation Portfolio Class 3
      9/30/02@-
      1/31/03       4.29         526      0.87+          2.93+          28
      7/31/03++    10.89       1,348      0.90+          2.99+          12
                              Telecom Utility Portfolio Class 1
      11/30/98     15.98      68,049      1.01           3.04           72
      1/31/99#      0.76      77,323     0.93+           3.02+          12
      1/31/00       5.01     120,159      0.84           3.31          121
      1/31/01     (10.27)    112,682      0.84(1)        2.81(1)       104
      1/31/02     (16.46)     84,766      0.85(1)        6.09(1)       102
      1/31/03     (22.90)     52,982      0.95(2)        4.82(2)       123
      7/31/03++    10.67      48,742      0.94+(2)       5.35+(2)       11
                              Telecom Utility Portfolio Class 2
      7/9/01@-
      1/31/02     (13.56)      1,421      1.01+(1)       5.16+(1)      102
      1/31/03     (22.99)      3,466      1.12(2)        4.90(2)       123
      7/31/03++    10.53       3,638      1.10+(2)       5.18+(2)       11
                              Telecom Utility Portfolio Class 3
      11/11/02@
      1/31/03       1.33         103      1.29+(2)       6.18+(2)      123
      7/31/03++    10.53         157      1.19+(2)       4.95+(2)       11

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1)  Gross of Custody Credits of 0.01%
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Telecom Utility Class 1................................  0.07%   0.04%
       Telecom Utility Class 2................................  0.08    0.04
       Telecom Utility Class 3................................  0.07    0.04

    See Notes to Financial Statements.

---------------------
    228

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Equity Income Portfolio Class 1
      12/14/98-
      1/31/99      $10.00     $ 0.03        $ 0.54         $ 0.57        $(0.03)        $   --         $(0.03)      $10.54
      1/31/00       10.54       0.22         (0.08)          0.14         (0.18)         (0.25)         (0.43)       10.25
      1/31/01       10.25       0.21          1.27           1.48         (0.02)            --          (0.02)       11.71
      1/31/02       11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88
      1/31/03       10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72
      7/31/03++      8.72       0.07          1.38           1.45            --             --             --        10.17
                                                 Equity Index Portfolio Class 1
      12/14/98-
      1/31/99       10.00       0.01          1.17           1.18         (0.03)            --          (0.03)       11.15
      1/31/00       11.15       0.12          0.67           0.79         (0.06)            --          (0.06)       11.88
      1/31/01       11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70
      1/31/02       11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      1/31/03        9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      7/31/03++      7.27       0.05          1.14           1.19            --             --             --         8.46
                                                Growth-Income Portfolio Class 1
      11/30/98      20.82       0.17          4.33           4.50         (0.13)         (0.96)         (1.09)       24.23
      1/31/99#      24.23       0.02          3.63           3.65            --             --             --        27.88
      1/31/00       27.88       0.16          4.75           4.91         (0.15)         (1.40)         (1.55)       31.24
      1/31/01       31.24       0.19         (0.65)         (0.46)        (0.13)         (1.60)         (1.73)       29.05
      1/31/02       29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75
      1/31/03       21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      7/31/03++     16.88       0.07          2.95           3.02            --             --             --        19.90
                                                Growth-Income Portfolio Class 2
      7/9/01@-
      1/31/02       25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74
      1/31/03       21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86
      7/31/03++     16.86       0.05          2.96           3.01            --             --             --        19.87
                                                Growth-Income Portfolio Class 3
      9/30/02@-
      1/31/03       16.90       0.03         (0.08)         (0.05)           --             --             --        16.85
      7/31/03++     16.85       0.04          2.96           3.00            --             --             --        19.85

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Equity Income Portfolio Class 1
      12/14/98-
      1/31/99        5.70%   $    5,287      0.95%+(1)      1.87%+(1)      14%
      1/31/00        1.29         6,670      0.95(1)        2.05(1)        34
      1/31/01       14.44         8,315      0.95(1)        1.94(1)        59
      1/31/02       (5.44)        8,060      0.95(1)        1.89(1)        30
      1/31/03      (18.06)        6,449      1.13(1)        1.84(1)        74
      7/31/03++     16.63         7,606      1.35+(1)       1.53+(1)       24
                                  Equity Index Portfolio Class 1
      12/14/98-
      1/31/99       11.81        11,168      0.55+(1)       0.75+(1)       --
      1/31/00        7.05        63,487      0.55(1)        1.02(1)         1
      1/31/01       (1.29)       63,786      0.55(1)        0.64(1)         4
      1/31/02      (16.57)       51,434      0.55(1)        0.80(1)         5
      1/31/03      (23.31)       37,586      0.55(1)        1.07(1)         4
      7/31/03++     16.37        43,351      0.55+(1)       1.24+(1)        1
                                 Growth-Income Portfolio Class 1
      11/30/98      21.91     1,019,590      0.60           0.78           53
      1/31/99#      15.06     1,206,113      0.60+          0.55+          16
      1/31/00       18.37     1,828,340      0.56           0.56           43
      1/31/01       (1.63)    1,931,070      0.57           0.60           52
      1/31/02      (19.96)    1,450,218      0.58           0.62           56
      1/31/03      (21.61)      877,271      0.59(2)        0.79(2)        45
      7/31/03++     17.89       952,864      0.60+(2)       0.76+(2)       23
                                 Growth-Income Portfolio Class 2
      7/9/01@-
      1/31/02       (8.11)       14,959      0.74+          0.44+          56
      1/31/03      (21.75)       35,928      0.74(2)        0.64(2)        45
      7/31/03++     17.85        46,264      0.75+(2)       0.60+(2)       23
                                 Growth-Income Portfolio Class 3
      9/30/02@-
      1/31/03       (0.30)        2,139      0.81+(2)       0.53+(2)       45
      7/31/03++     17.80         6,164      0.85+(2)       0.45+(2)       23

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                         EXPENSES
                                                      ----------------------------------------------
                                                      1/99+    1/00    1/01    1/02    1/03    7/03+
                                                      ----------------------------------------------
       Equity Income Class 1......................    3.47%    1.56%   1.88%   1.91%   1.54%   1.89%
       Equity Index Class 1.......................    1.80     0.85    0.55    0.59    0.58    0.63

                                                             NET INVESTMENT INCOME (LOSS)
                                                    ----------------------------------------------
                                                    1/99+    1/00    1/01    1/02    1/03    7/03+
                                                    ----------------------------------------------
       Equity Income Class 1......................  (0.65)%  1.44%   1.01%   0.93%   1.43%   0.99%
       Equity Index Class 1.......................  (0.50)   0.72    0.64    0.76    1.04    1.16

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Growth-Income Portfolio Class 1........................  0.01%   0.02%
       Growth-Income Portfolio Class 2........................  0.01    0.02
       Growth-Income Portfolio Class 3........................  0.01    0.02

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                          Federated American Leaders Portfolio Class 1
      11/30/98     $13.90     $ 0.17        $ 2.35         $ 2.52        $(0.06)        $(0.30)        $(0.36)      $16.06
      1/31/99#      16.06       0.02          0.54           0.56           --             --             --         16.62
      1/31/00       16.62       0.20         (0.14)          0.06         (0.12)         (0.69)         (0.81)       15.87
      1/31/01       15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72
      1/31/02       16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      1/31/03       14.84       0.19         (3.27)         (3.08)        (0.15)           --           (0.15)       11.61
      7/31/03++     11.61       0.11          1.60           1.71           --             --             --         13.32
                                          Federated American Leaders Portfolio Class 2
      7/9/01@-
      1/31/02       16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84
      1/31/03       14.84       0.16         (3.28)         (3.12)        (0.13)           --           (0.13)       11.59
      7/31/03++     11.59       0.10          1.60           1.70           --             --             --         13.29
                                          Federated American Leaders Portfolio Class 3
      9/30/02@-
      1/31/03       11.10       0.05          0.44           0.49           --             --             --         11.59
      7/31/03++     11.59       0.08          1.61           1.69           --             --             --         13.28
                                             Davis Venture Value Portfolio Class 1
      11/30/98      21.47       0.20          2.23           2.43         (0.12)         (0.68)         (0.80)       23.10
      1/31/99#      23.10       0.03          1.25           1.28           --             --             --         24.38
      1/31/00       24.38       0.13          3.06           3.19         (0.20)         (0.93)         (1.13)       26.44
      1/31/01       26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37
      1/31/02       29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      1/31/03       20.58       0.15         (3.40)         (3.25)        (0.12)           --           (0.12)       17.21
      7/31/03++     17.21       0.10          2.63           2.73           --             --             --         19.94
                                             Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02       26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57
      1/31/03       20.57       0.12         (3.39)         (3.27)        (0.10)           --           (0.10)       17.20
      7/31/03++     17.20       0.08          2.63           2.71           --             --             --         19.91
                                             Davis Venture Value Portfolio Class 3
      9/30/02@-
      1/31/03       16.49       0.03          0.67           0.70           --             --             --         17.19
      7/31/03++     17.19       0.06          2.64           2.70           --             --             --         19.89

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                           Federated American Leaders Portfolio Class 1
      11/30/98      18.22%   $  145,900      0.83%          1.13%          51%
      1/31/99#       3.49       159,176     0.86+          0.75+            4
      1/31/00        0.17       208,488      0.77           1.17           34
      1/31/01       10.62       231,716      0.76           1.56           46
      1/31/02       (7.53)      270,692      0.76           1.05           33
      1/31/03      (20.76)      191,653      0.76(1)        1.41(1)        32
      7/31/03++     14.73       199,970      0.77+(1)       1.74+(1)       15
                           Federated American Leaders Portfolio Class 2
      7/9/01@-
      1/31/02       (4.07)        6,864      0.91+          0.92+          33
      1/31/03      (20.98)       16,432      0.92(1)        1.30(1)        32
      7/31/03++     14.67        19,587      0.92+(1)       1.59+(1)       15
                           Federated American Leaders Portfolio Class 3
      9/30/02@-
      1/31/03        4.41         1,119      0.98+(1)       1.32+(1)       32
      7/31/03++     14.58         3,198      1.02+(1)       1.43+(1)       15
                              Davis Venture Value Portfolio Class 1
      11/30/98      11.36     1,725,411      0.75           0.89           25
      1/31/99#       5.54     1,840,354     0.77+          0.86+            5
      1/31/00       13.42     2,303,994      0.74           0.51           23
      1/31/01       12.72     2,808,045      0.75           0.47           26
      1/31/02      (15.57)    2,323,050      0.76           0.49           30
      1/31/03      (15.79)    1,612,985      0.75           0.81           17
      7/31/03++     15.86     1,741,622      0.76+          1.13+           3
                              Davis Venture Value Portfolio Class 2
      7/9/01@-
      1/31/02       (5.48)       33,826      0.92+          0.43+          30
      1/31/03      (15.88)       95,566      0.90           0.69           17
      7/31/03++     15.76       132,012      0.91+          0.94+           3
                              Davis Venture Value Portfolio Class 3
      9/30/02@-
      1/31/03        4.24         7,105      0.97+          0.48+          17
      7/31/03++     15.71        33,193      1.02+          0.67+           3

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Federated American Leaders Class 1.....................  0.01%   0.06%
       Federated American Leaders Class 2.....................  0.02    0.06
       Federated American Leaders Class 3.....................  0.01    0.06

    See Notes to Financial Statements.

---------------------
    230

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                            "Dogs" of Wall Street Portfolio Class 1
      4/1/98-
      11/30/98    $10.00     $ 0.11        $(0.30)        $(0.19)       $  --          $  --          $  --        $ 9.81
      1/31/99#      9.81       0.02         (0.23)         (0.21)          --             --             --          9.60
      1/31/00       9.60       0.21         (1.12)         (0.91)        (0.05)         (0.26)         (0.31)        8.38
      1/31/01       8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02
      1/31/02       9.02       0.20          0.36           0.56         (0.20)           --           (0.20)        9.38
      1/31/03       9.38       0.22         (1.44)         (1.22)        (0.17)           --           (0.17)        7.99
      7/31/03++     7.99       0.12          0.90           1.02           --             --             --          9.01
                                            "Dogs" of Wall Street Portfolio Class 2
      7/9/01@-
      1/31/02       9.15       0.09          0.34           0.43         (0.20)           --           (0.20)        9.38
      1/31/03       9.38       0.19         (1.43)         (1.24)        (0.16)           --           (0.16)        7.98
      7/31/03++     7.98       0.11          0.90           1.01           --             --             --          8.99
                                            "Dogs" of Wall Street Portfolio Class 3
      9/30/02@-
      1/31/03       7.90       0.05          0.03           0.08           --             --             --          7.98
      7/31/03++     7.98       0.09          0.91           1.00           --             --             --          8.98
                                               Alliance Growth Portfolio Class 1
      11/30/98     22.56       0.07          7.77           7.84         (0.06)         (2.30)         (2.36)       28.04
      1/31/99#     28.04         --          7.22           7.22            --             --             --        35.26
      1/31/00      35.26      (0.04)         4.46           4.42         (0.05)         (3.05)         (3.10)       36.58
      1/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20
      1/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41
      1/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      7/31/03++    13.53       0.03          2.59           2.62            --             --             --        16.15
                                               Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40
      1/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52
      7/31/03++    13.52       0.02          2.59           2.61            --             --             --        16.13
                                               Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51
      7/31/03++    13.51       0.01          2.59           2.60            --             --             --        16.11

      ---------  ---------------------------------------------------------------------
                                NET        RATIO OF       RATIO OF NET
                               ASSETS     EXPENSES TO      INVESTMENT
                               END OF       AVERAGE     INCOME (LOSS) TO
       PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED    RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ---------  ---------------------------------------------------------------------
                                "Dogs" of Wall Street Portfolio Class 1
      4/1/98-
      11/30/98      (1.90)%  $   65,283      0.85%+           2.04%+             --%
      1/31/99#      (2.14)       78,062      0.85+            0.93+              58
      1/31/00      (10.02)       98,924      0.67             2.11               51
      1/31/01       12.05        92,070      0.72             2.76               55
      1/31/02        6.34       112,588      0.71             2.22               35
      1/31/03      (13.07)       99,103      0.69             2.42               67
      7/31/03++     12.77        97,137      0.70+            2.97+               4
                                "Dogs" of Wall Street Portfolio Class 2
      7/9/01@-
      1/31/02        4.79         3,049      0.86+            1.78+              35
      1/31/03      (13.26)       10,735      0.84             2.29               67
      7/31/03++     12.66        14,982      0.85+            2.77+               4
                                "Dogs" of Wall Street Portfolio Class 3
      9/30/02@-
      1/31/03        1.01           569      0.92+            1.91+              67
      7/31/03++     12.53         3,002      0.95+            2.52+               4
                                   Alliance Growth Portfolio Class 1
      11/30/98      35.92     1,396,140      0.58             0.27               90
      1/31/99#      25.75     1,864,924      0.63+           (0.01)+             11
      1/31/00       14.09     2,875,413      0.63            (0.11)              77
      1/31/01      (10.17)    2,810,098      0.64            (0.10)             101
      1/31/02      (23.05)    1,928,115      0.65             0.17               86
      1/31/03      (30.08)    1,007,655   0.65(1)             0.19(1)            51
      7/31/03++     19.36     1,103,062      0.65+(1)         0.43+(1)           29
                                   Alliance Growth Portfolio Class 2
      7/9/01@
      1/31/02       (4.67)       20,918      0.81+           (0.10)+             86
      1/31/03      (30.17)       42,038      0.80(1)          0.07(1)            51
      7/31/03++     19.30        57,659      0.80+(1)         0.27+(1)           29
                                   Alliance Growth Portfolio Class 3
      9/30/02@
      1/31/03       (4.66)        2,490      0.88+(1)         0.19+(1)           51
      7/31/03++     19.25        11,145      0.91+(1)         0.12+(1)           29

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Alliance Growth Portfolio Class 1......................  0.00%   0.03%
       Alliance Growth Portfolio Class 2......................  0.01    0.03
       Alliance Growth Portfolio Class 3......................  0.02    0.03

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                           Goldman Sachs Research Portfolio Class 1
      7/3/00-
      1/31/01     $10.00     $(0.03)       $(0.01)        $(0.04)       $   --         $(0.04)        $(0.04)      $ 9.92
      1/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79
      1/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12
      7/31/03++     5.12         --          0.73           0.73            --             --             --         5.85
                                           Goldman Sachs Research Portfolio Class 2
      7/9/01@
      1/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78
      1/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11
      7/31/03++     5.11      (0.01)         0.73           0.72            --             --             --         5.83
                                           Goldman Sachs Research Portfolio Class 3
      9/30/02@-
      1/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11
      7/31/03++     5.11      (0.01)         0.73           0.72            --             --             --         5.83
                                      MFS Massachusetts Investors Trust Portfolio Class 1
      11/30/98     15.62       0.02          2.61           2.63         (0.12)         (2.76)         (2.88)       15.37
      1/31/99#     15.37       0.01          1.60           1.61            --             --             --        16.98
      1/31/00      16.98       0.10          0.11           0.21         (0.03)         (3.81)         (3.84)       13.35
      1/31/01      13.35       0.08          0.42           0.50         (0.08)            --          (0.08)       13.77
      1/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79
      1/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35
      7/31/03++     8.35       0.04          1.09           1.13            --             --             --         9.48
                                      MFS Massachusetts Investors Trust Portfolio Class 2
      7/9/01@
      1/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80
      1/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35
      7/31/03++     8.35       0.03          1.09           1.12            --             --             --         9.47
                                      MFS Massachusetts Investors Trust Portfolio Class 3
      9/30/02@-
      1/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35
      7/31/03++     8.35       0.02          1.09           1.11            --             --             --         9.46

      ---------  --------------------------------------------------------------------
                              NET       RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS             ASSETS          TURNOVER
      ---------  --------------------------------------------------------------------
                               Goldman Sachs Research Portfolio Class 1
      7/3/00-
      1/31/01      (0.42)%  $ 39,903      1.35%+(1)(2)      (0.54)%+(1)(2)     115%
      1/31/02     (31.55)     28,382      1.35(2)           (0.49)(2)          144
      1/31/03     (24.59)     23,828      1.35(2)           (0.21)(2)          198
      7/31/03++    14.26      22,183      1.35+(2)          (0.08)+(2)          23
                               Goldman Sachs Research Portfolio Class 2
      7/9/01@
      1/31/02     (16.40)      2,049      1.50+(2)          (0.75)+(2)         144
      1/31/03     (24.63)      4,085      1.50(2)           (0.37)(2)          198
      7/31/03++    14.09       5,266      1.50+(2)          (0.24)+(2)          23
                               Goldman Sachs Research Portfolio Class 3
      9/30/02@-
      1/31/03       4.29         119      1.60+(2)          (0.56)+(2)         198
      7/31/03++    14.09         228      1.60+(2)          (0.33)+(2)          23
                         MFS Massachusetts Investors Trust Portfolio Class 1
      11/30/98     17.82     238,298      0.70               0.17              105
      1/31/99#     10.47     266,069      0.75+              0.38+              76
      1/31/00       1.77     337,222      0.75               0.66               64
      1/31/01       3.71     369,518      0.76               0.58               81
      1/31/02     (17.15)    323,404      0.78               0.66               82
      1/31/03     (21.88)    210,436      0.78(3)            0.73(3)            65
      7/31/03++    13.53     227,187      0.77+(3)           0.90+(3)           46
                         MFS Massachusetts Investors Trust Portfolio Class 2
      7/9/01@
      1/31/02      (5.67)      5,674      0.93+              0.37+              82
      1/31/03     (22.04)     17,154      0.92(3)            0.62(3)            65
      7/31/03++    13.41      23,988      0.91+(3)           0.73+(3)           46
                         MFS Massachusetts Investors Trust Portfolio Class 3
      9/30/02@-
      1/31/03       1.83       1,353      0.99+(3)           0.53+(3)           65
      7/31/03++    13.29       6,786      1.02+(3)           0.54+(3)           46

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%) or waivers/reimbursements if applicable.
   (2) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                      EXPENSES
                                                   -----------------------------------------------
                                                   1/99    1/00    1/01+    1/02    1/03     7/03+
                                                   -----------------------------------------------
       Goldman Sachs Research Class 1............   --%     --%    1.63%    1.49%    1.44%   1.55%
       Goldman Sachs Research Class 2............   --      --       --     1.70+    1.58    1.70
       Goldman Sachs Research Class 3............   --      --       --      --      1.60+   1.80

                                                              NET INVESTMENT INCOME (LOSS)
                                                   --------------------------------------------------
                                                   1/99     1/00     1/01+    1/02     1/03     7/03+
                                                   --------------------------------------------------
       Goldman Sachs Research Class 1............     --%      --%   (0.82)%  (0.63)%  (0.30)%  (0.28)%
       Goldman Sachs Research Class 2............     --       --      --     (0.94)+  (0.44)   (0.44)
       Goldman Sachs Research Class 3............     --       --      --        --    (0.56)+  (0.53)

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                                -------------
                                                                                1/03     7/03
                                                                                -------------
       MFS Massachusetts Investors Trust Class 1............................    0.02%    0.04%
       MFS Massachusetts Investors Trust Class 2............................    0.02     0.04
       MFS Massachusetts Investors Trust Class 3............................    0.02     0.04

    See Notes to Financial Statements.
---------------------
    232

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                           Putnam Growth: Voyager Portfolio Class 1
      11/30/98    $19.15     $ 0.01        $ 4.15         $ 4.16        $(0.02)        $(3.08)        $(3.10)      $20.21
      1/31/99#     20.21      (0.01)         3.33           3.32            --             --             --        23.53
      1/31/00      23.53      (0.02)         3.76           3.74         (0.01)         (0.78)         (0.79)       26.48
      1/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85
      1/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89
      1/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03
      7/31/03++    11.03       0.01          1.71           1.72            --             --             --        12.75
                                           Putnam Growth: Voyager Portfolio Class 2
      7/9/01@-
      1/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88
      1/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02
      7/31/03++    11.02         --          1.70           1.70            --             --             --        12.72
                                           Putman Growth: Voyager Portfolio Class 3
      9/30/02@-
      1/31/03      10.88         --          0.14           0.14            --             --             --        11.02
      7/31/03++    11.02      (0.01)         1.70           1.69            --             --             --        12.71
                                              Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01      10.00       0.06         (1.24)         (1.18)        (0.03)            --          (0.03)        8.79
      1/31/02       8.79       0.03         (2.20)         (2.17)           --             --             --         6.62
      1/31/03       6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76
      7/31/03++     4.76         --          0.77           0.77            --             --             --         5.53
                                              Blue Chip Growth Portfolio Class 2
      7/9/01@-
      1/31/02       7.31         --         (0.69)         (0.69)           --             --             --         6.62
      1/31/03       6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76
      7/31/03++     4.76       0.00          0.76           0.76            --             --             --         5.52
                                              Blue Chip Growth Portfolio Class 3
      9/30/02@-
      1/31/03       4.76       0.00          0.00           0.00            --             --             --         4.76
      7/31/03++     4.76       0.00          0.76           0.76            --             --             --         5.52

      ---------  ----------------------------------------------------------------
                              NET       RATIO OF       RATIO OF NET
                             ASSETS    EXPENSES TO      INVESTMENT
                             END OF      AVERAGE     INCOME (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS           ASSETS        TURNOVER
      ---------  ----------------------------------------------------------------
                             Putnam Growth: Voyager Portfolio Class 1
      11/30/98     22.56%   $398,863      0.86%            0.09%            75%
      1/31/99#     16.43     494,813      0.86+           (0.19)+           10
      1/31/00      16.51     783,896      0.80            (0.09)            76
      1/31/01     (13.68)    732,943      0.79            (0.10)            84
      1/31/02     (25.71)    486,747      0.82             0.11             94
      1/31/03     (25.77)    271,199      0.86(2)          0.19(2)         120
      7/31/03++    15.59     287,624      0.89+(2)         0.17+(2)         28
                             Putnam Growth: Voyager Portfolio Class 2
      7/9/01@-
      1/31/02     (11.09)      3,960      0.99+           (0.05)+           94
      1/31/03     (25.87)      8,977      1.01(2)          0.09(2)         120
      7/31/03++    15.43      11,724      1.04+(2)         0.00+(2)         28
                             Putman Growth: Voyager Portfolio Class 3
      9/30/02@-
      1/31/03       1.29         577      1.09+(2)         0.00+(2)        120
      7/31/03++    15.34       1,361      1.14+(2)        (0.13)+(2)        28
                                Blue Chip Growth Portfolio Class 1
      7/5/00-
      1/31/01     (11.82)     15,801      0.85+(1)         1.06+(1)         81
      1/31/02     (24.64)     29,342      0.85(1)          0.36(1)         125
      1/31/03     (27.85)     20,303   0.85(1)             0.20(1)         103
      7/31/03++    16.18      27,303      0.85+(1)         0.19+(1)         61
                                Blue Chip Growth Portfolio Class 2
      7/9/01@-
      1/31/02      (9.41)      2,624      1.00+(1)        (0.01)+(1)       125
      1/31/03     (27.93)      7,681   1.00(1)             0.08(1)         103
      7/31/03++    15.97      11,035      1.00+(1)         0.04+(1)         61
                                Blue Chip Growth Portfolio Class 3
      9/30/02@-
      1/31/03       0.00         405      1.11+(1)        (0.05)+(1)       103
      7/31/03++    15.97       1,591      1.10+(1)        (0.09)+(1)        61

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class
   (1) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                      EXPENSES
                                                   ----------------------------------------------
                                                   1/99    1/00    1/01+    1/02    1/03    7/03+
                                                   ----------------------------------------------
       Blue Chip Growth Class 1..................   --%     --%    1.81%    1.16%   0.94%   0.98%
       Blue Chip Growth Class 2..................   --      --       --     1.25+   1.06    1.13
       Blue Chip Growth Class 3..................   --      --       --      --     1.11%+  1.22

                                                              NET INVESTMENT INCOME (LOSS)
                                                   --------------------------------------------------
                                                   1/99     1/00     1/01+    1/02     1/03     7/03+
                                                   --------------------------------------------------
       Blue Chip Growth Class 1..................     --%      --%   0.10%     0.05%    0.11%    0.06%
       Blue Chip Growth Class 2..................     --       --      --     (0.26)+   0.02    (0.09)
       Blue Chip Growth Class 3..................     --       --      --        --    (0.05)+  (0.21)

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net income (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Putnam Growth: Voyager Class 1.........................  0.01%   0.03%
       Putnam Growth: Voyager Class 2.........................  0.02    0.03
       Putnam Growth: Voyager Class 3.........................  0.02    0.03

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                                 Real Estate Portfolio Class 1
      11/30/98    $11.53     $ 0.45        $(1.93)        $(1.48)       $(0.16)        $(0.01)        $(0.17)      $ 9.88
      1/31/99#      9.88       0.09         (0.36)         (0.27)           --             --             --         9.61
      1/31/00       9.61       0.39         (1.14)         (0.75)        (0.33)            --          (0.33)        8.53
      1/31/01       8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40
      1/31/02      10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80
      1/31/03      10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89
      7/31/03++    10.89       0.28          2.33           2.61            --             --             --        13.50
                                                 Real Estate Portfolio Class 2
      7/9/01@-
      1/31/02      11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79
      1/31/03      10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87
      7/31/03++    10.87       0.26          2.34           2.60            --             --             --        13.47
                                                 Real Estate Portfolio Class 3
      9/30/02@-
      1/31/03      10.93       0.19         (0.25)         (0.06)           --             --             --        10.87
      7/31/03++    10.87       0.24          2.35           2.59            --             --             --        13.46
                                             Small Company Value Portfolio Class 1
      12/14/98-
      1/31/99      10.00         --          0.05           0.05         (0.02)            --          (0.02)       10.03
      1/31/00      10.03      (0.04)         0.58           0.54            --          (0.05)         (0.05)       10.52
      1/31/01      10.52      (0.05)         2.23           2.18            --          (2.26)         (2.26)       10.44
      1/31/02      10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77
      1/31/03      10.77      (0.04)        (1.53)         (1.57)           --          (0.60)          (0.6)        8.60
      7/31/03++     8.60      (0.01)         1.49           1.48            --             --             --        10.08

      ---------  ----------------------------------------------------------------
                              NET       RATIO OF       RATIO OF NET
                             ASSETS    EXPENSES TO      INVESTMENT
                             END OF      AVERAGE     INCOME (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED    RETURN**   (000'S)      ASSETS           ASSETS        TURNOVER
      ---------  ----------------------------------------------------------------
                                  Real Estate Portfolio Class 1
      11/30/98    (13.04)%  $ 59,102       0.95%           4.21%            26%
      1/31/99#     (2.73)     58,504       1.01+           5.63+             6
      1/31/00      (8.03)     53,766       0.92            4.24             61
      1/31/01      26.40      76,224       0.96            4.05             28
      1/31/02       7.12      85,794       0.92            5.32             62
      1/31/03       3.41      95,829       0.89            4.89             52
      7/31/03++    23.97     119,580       0.89+           4.62+            10
                                  Real Estate Portfolio Class 2
      7/9/01@-
      1/31/02       0.78       1,726       1.07+           6.30+            62
      1/31/03       3.24      10,974       1.03            5.10             52
      7/31/03++    23.92      17,936       1.04+           4.44+            10
                                  Real Estate Portfolio Class 3
      9/30/02@-
      1/31/03      (0.55)        829       1.12+           5.61+            52
      7/31/03++    23.83       3,935       1.14+           4.29+            10
                              Small Company Value Portfolio Class 1
      12/14/98-
      1/31/99       0.49       5,024       1.40+(2)        0.12+(2)          6
      1/31/00       5.37       5,226       1.40(2)        (0.40)(2)         65
      1/31/01      20.98       4,409       1.40(1)(2)      (0.41)(1)(2)     57
      1/31/02       6.29       6,056       1.40(1)(2)      (0.37)(1)(2)     54
      1/31/03     (14.54)      5,782       1.49(2)        (0.41)(2)        124
      7/31/03++    17.21       6,964       1.60+(2)       (0.27)+(2)         8

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) The ratios reflect an expense cap of 1.40% which is net of custody credits(0.01%) or waivers/reimbursements if applicable.
   (2) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                               EXPENSES
                                           ------------------------------------------------
                                           1/99+    1/00    1/01     1/02     1/03    7/03+
                                           ------------------------------------------------
       Small Company Value.............    3.87%    2.25%   2.64%    2.08%(3) 2.08%   2.48%

                                                        NET INVESTMENT INCOME (LOSS)
                                         ----------------------------------------------------------
                                         11/98      1/99      1/00      1/01        1/03     7/03+
                                         ----------------------------------------------------------
       Small Company Value.............  (2.35)%   (1.25)%   (1.65)%   (1.93)%(3)  (0.99)%   (1.15)%

    See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                             MFS Mid-Cap Growth Portfolio Class 1
      4/01/99-
      1/31/00     $10.00     $(0.01)       $ 5.84         $ 5.83        $   --         $(0.23)        $(0.23)      $15.60
      1/31/01      15.60      (0.04)         3.76           3.72            --          (0.33)         (0.33)       18.99
      1/31/02      18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00
      1/31/03      10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81
      7/31/03++     5.81      (0.01)         1.32           1.31            --             --             --         7.12
                                             MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02      15.37      (0.04)        (2.96)         (3.00)           --          (2.38)         (2.38)        9.99
      1/31/03       9.99      (0.03)        (4.16)         (4.19)           --             --             --         5.80
      7/31/03++     5.80      (0.01)         1.31           1.30            --             --             --         7.10
                                             MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@-
      1/31/03       5.47      (0.01)         0.33           0.32            --             --             --         5.79
      7/31/03++     5.79      (0.02)         1.32           1.30            --             --             --         7.09
                                              Aggressive Growth Portfolio Class 1
      11/30/98     11.76       0.04          0.52           0.56            --             --             --        12.32
      1/31/99#     12.32         --          3.20           3.20            --             --             --        15.52
      1/31/00      15.52         --          8.59           8.59         (0.03)         (1.36)         (1.39)       22.72
      1/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72
      1/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84
      1/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(5)         --          (0.02)        6.67
      7/31/03++     6.67      (0.01)         1.28           1.27            --             --             --         7.94
                                              Aggressive Growth Portfolio Class 2
      7/9/01@
      1/31/02      14.39      (0.02)        (2.39)         (2.41)        (0.05)         (3.09)         (3.14)        8.84
      1/31/03       8.84      (0.03)        (2.12)         (2.15)        (0.02)(5)         --          (0.02)        6.67
      7/31/03++     6.67      (0.02)         1.29           1.27            --             --             --         7.94
                                              Aggressive Growth Portfolio Class 3
      9/30/02@-
      1/31/03       6.79      (0.01)        (0.11)         (0.12)           --             --             --         6.67
      7/31/03++     6.67      (0.02)         1.28           1.26            --             --             --         7.93

      ---------  ----------------------------------------------------------------------
                              NET       RATIO OF          RATIO OF NET
                             ASSETS    EXPENSES TO         INVESTMENT
                             END OF      AVERAGE        INCOME (LOSS) TO
       PERIOD     TOTAL      PERIOD        NET            AVERAGE NET         PORTFOLIO
        ENDED    RETURN**   (000'S)      ASSETS              ASSETS           TURNOVER
      ---------  ----------------------------------------------------------------------
                                  MFS Mid-Cap Growth Portfolio Class 1
      4/01/99-
      1/31/00      58.26%   $ 81,636       1.15%+(1)(3)      (0.13)%+(1)(3)      108
      1/31/01      23.97     367,523       0.82(2)(3)+       (0.20)(2)(3)+       146
      1/31/02     (34.93)    280,024       0.82(3)           (0.25)(3)            96
      1/31/03     (41.90)    123,948       0.84(3)(4)        (0.48)(3)(4)        164
      7/31/03++    22.55     155,958       0.82+(3)(4)       (0.28)+(3)(4)        48
                                  MFS Mid-Cap Growth Portfolio Class 2
      7/9/01@
      1/31/02     (19.67)     11,418       0.98+(3)          (0.61)+(3)           96
      1/31/03     (41.94)     25,369       1.00(3)(4)        (0.55)(3)(4)        164
      7/31/03++    22.41      37,551       0.97+(3)(4)       (0.43)+(3)(4)        48
                                  MFS Mid-Cap Growth Portfolio Class 3
      9/30/02@-
      1/31/03       5.85       2,406       1.04+(3)(4)       (0.35)+(3)(4)       164
      7/31/03++    22.45      11,945       1.07+(3)(4)       (0.53)+(3)(4)        48
                                  Aggressive Growth Portfolio Class 1
      11/30/98      4.76     133,183       0.83               0.32               268
      1/31/99#     25.97     182,313       0.82+              0.13+               29
      1/31/00      60.62     450,073       0.75               0.02               131
      1/31/01     (14.88)    495,826       0.70               0.23               263
      1/31/02     (31.71)    293,084       0.75               0.21               229
      1/31/03     (24.28)    156,449       0.77              (0.24)              150
      7/31/03++    19.04     179,310       0.79+             (0.33)+              62
                                  Aggressive Growth Portfolio Class 2
      7/9/01@
      1/31/02     (15.94)      2,905       0.92+             (0.32)+             229
      1/31/03     (24.37)      6,878       0.92              (0.38)              150
      7/31/03++    19.04      10,297       0.94+             (0.49)+              62
                                  Aggressive Growth Portfolio Class 3
      9/30/02@-
      1/31/03      (1.77)        301       0.99+             (0.46)+             150
      7/31/03++    18.89       1,042       1.04+             (0.61)+              62

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) The ratios reflect an expense cap of 1.15% which is net of custody credits (0.02%) or waivers/reimbursements if applicable.
   (2)  Gross of custody credits of 0.01%
   (3) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                   EXPENSES
                                              --------------------------------------------------
                                              1/99+    1/00    1/01     1/02      1/03     7/03+
                                              --------------------------------------------------
       MFS Mid-Cap Growth Class 1...........    --%    1.19%+  0.82%    0.82%     0.84%    0.82%
       MFS Mid-Cap Growth Class 2...........    --      --      --      0.95+     1.00     0.97
       MFS Mid-Cap Growth Class 3...........    --      --      --        --      1.04+    1.07

                                                            NET INVESTMENT INCOME (LOSS)
                                              --------------------------------------------------------
                                              1/99+   1/00       1/01     1/02       1/03       7/03+
                                              --------------------------------------------------------
       MFS Mid-Cap Growth Class 1...........    --%   (0.17)%+   (0.20)%  (0.25)%    (0.48)%    (0.28)%
       MFS Mid-Cap Growth Class 2...........    --       --        --     (0.61)+    (0.55)     (0.43)
       MFS Mid-Cap Growth Class 3...........    --       --        --       --       (0.35)+    (0.53)

   (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       MFS Mid-Cap Growth Class 1.............................  0.02%   0.04%
       MFS Mid-Cap Growth Class 2.............................  0.03    0.04
       MFS Mid-Cap Growth Class 3.............................  0.02    0.04

   (5) Includes a tax return of capital of less than $0.01 per share.

    See Notes to Financial Statements.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Portfolio Class 1
      7/5/00-
      1/31/01      $10.00     $ 0.07        $(1.10)        $(1.03)       $(0.04)        $   --         $(0.04)      $ 8.93
      1/31/02        8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85
      1/31/03        5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50
      7/31/03++      3.50      (0.01)         0.81           0.80            --             --             --         4.30
                                             Growth Opportunities Portfolio Class 2
      7/9/01@-
      1/31/02        6.32      (0.02)        (0.46)         (0.48)           --             --             --         5.84
      1/31/03        5.84      (0.03)        (2.32)         (2.35)           --             --             --         3.49
      7/31/03++      3.49      (0.01)         0.80           0.79            --             --             --         4.28
                                             Growth Opportunities Portfolio Class 3
      9/30/02@-
      1/31/03        3.33      (0.03)         0.19           0.16            --             --             --         3.49
      7/31/03++      3.49      (0.01)         0.80           0.79            --             --             --         4.28
                                                Marsico Growth Portfolio Class 1
      12/29/00-
      1/31/01       10.00       0.01          0.53           0.54            --             --             --        10.54
      1/31/02       10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79
      1/31/03        8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51
      7/31/03++      7.51      (0.01)         1.57           1.56            --             --             --         9.07
                                                Marsico Growth Portfolio Class 2
      7/9/01@-
      1/31/02        8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79
      1/31/03        8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50
      7/31/03++      7.50      (0.01)         1.56           1.55            --             --             --         9.05
                                                Marsico Growth Portfolio Class 3
      9/30/02@-
      1/31/03        7.94         --         (0.45)         (0.45)           --             --             --         7.49
      7/31/03++      7.49      (0.02)         1.57           1.55            --             --             --         9.04

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                Growth Opportunities Portfolio Class 1
      7/5/00-
      1/31/01      (10.30)%  $28,836       1.00%+(3)         1.16%+(3)          86%
      1/31/02      (34.48)    33,797       1.00(3)          (0.26)(3)          339
      1/31/03      (40.17)    12,307       1.00(3)          (0.62)(3)          243
      7/31/03++     22.86     26,183       1.00+(3)         (0.52)+(3)          99
                                Growth Opportunities Portfolio Class 2
      7/9/01@-
      1/31/02       (7.58)     1,463       1.15+(3)         (0.50)+(3)         329
      1/31/03      (40.24)     3,260       1.15(3)          (0.77)(3)          243
      7/31/03++     22.64      5,558       1.15+(3)         (0.67)+(3)          99
                                Growth Opportunities Portfolio Class 3
      9/30/02@-
      1/31/03        4.80        305       1.24+(3)         (0.80)+(3)         243
      7/31/03++     22.64        857       1.25+(3)         (0.77)+(3)          99
                                   Marsico Growth Portfolio Class 1
      12/29/00-
      1/31/01        5.40      5,596       1.00+(1)(3)       0.73+(1)(3)        10
      1/31/02      (16.35)    14,810       1.00(2)(3)        0.12(2)(3)        128
      1/31/03      (14.55)    43,872       1.00(3)          (0.15)(3)          124
      7/31/03++     20.77     59,012       1.00+(3)         (0.25)+(3)          36
                                   Marsico Growth Portfolio Class 2
      7/9/01@-
      1/31/02       (0.97)     4,019       1.15+(2)(3)      (0.37)+(2)(3)      128
      1/31/03      (14.68)    17,930       1.15(3)          (0.31)(3)          124
      7/31/03++     20.67     31,356       1.15+(3)         (0.38)+(3)          36
                                   Marsico Growth Portfolio Class 3
      9/30/02@-
      1/31/03       (5.67)     1,218       1.18+(3)         (0.12)+(3)         124
      7/31/03++     20.69      5,529       1.25+(3)         (0.41)+(3)          36

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%) or waivers/reimbursements if applicable.
   (2) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%) or waiver/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                       EXPENSES
                                                   ------------------------------------------------
                                                   1/99+    1/00    1/01    1/02      1/03    7/03+
                                                   ------------------------------------------------
       Growth Opportunities Class 1..............    --%     --%    1.26%+  1.19%     1.07%   1.15%
       Growth Opportunities Class 2..............    --      --      --     1.31+     1.21    1.31
       Growth Opportunities Class 3..............    --      --      --      --       1,24+   1.40
       Marsico Growth Class 1....................    --      --     4.73+   1.86(5)   1.04    1.00
       Marsico Growth Class 2....................    --      --      --     1.73+(5)  1.18    1.15
       Marsico Growth Class 3....................    --      --      --      --       1.27+   1.25

                                                               NET INVESTMENT INCOME (LOSS)
                                                   ----------------------------------------------------
                                                   1/99+    1/00    1/01     1/02        1/03     7/03+
                                                   ----------------------------------------------------
       Growth Opportunities Class 1..............    --%     --%     0.90%+  (0.44)%     (0.69)%  (0.67)%
       Growth Opportunities Class 2..............    --      --        --    (0.66)+     (0.83)   (0.83)
       Growth Opportunities Class 3..............    --      --        --       --       (0.80)+  (0.92)
       Marsico Growth Class 1....................    --      --     (3.00)+  (0.73)(5)   (0.19)    (.25)
       Marsico Growth Class 2....................    --      --        --    (0.96)+(5)  (0.34)   (0.38)
       Marsico Growth Class 3....................    --      --        --       --       (0.07)+  (0.41)

    See Notes to Financial Statements.

---------------------
    236

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                  Technology Portfolio Class 1
      7/3/00-
      1/31/01      $10.00     $(0.04)       $(2.80)        $(2.84)       $   --         $   --         $   --       $ 7.16
      1/31/02        7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      7/31/03++      1.79      (0.01)         0.55           0.54            --             --             --         2.33
                                                  Technology Portfolio Class 2
      7/9/01@-
      1/31/02        4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42
      1/31/03        3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      7/31/03++      1.79      (0.01)         0.54           0.53            --             --             --         2.32
                                                  Technology Portfolio Class 3
      9/30/02@-
      1/31/03        1.53      (0.01)         0.27           0.26            --             --             --         1.79
      7/31/03++      1.79      (0.01)         0.54           0.53            --             --             --         2.32
                                            Small & Mid Cap Value Portfolio Class 2
      8/1/02@-
      1/31/03       10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86
      7/31/03++      9.86       0.01          1.83           1.84            --             --             --        11.70
                                            Small & Mid Cap Value Portfolio Class 3
      9/30/02@-
      1/31/03        9.22       0.01          0.63           0.64         (0.00)            --             --         9.86
      7/31/03++      9.86         --          1.83           1.83            --             --             --        11.69

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                       Technology Portfolio Class 1
      7/3/00-
      1/31/01      (28.40)%  $56,323       1.49%+             (0.93)%+              98%
      1/31/02      (52.23)    40,156       1.45               (1.23)               109
      1/31/03      (47.66)    23,828       1.50(2)            (1.36)(2)            135
      7/31/03++     30.17     36,728       1.48+(2)           (1.31)+(2)            96
                                       Technology Portfolio Class 2
      7/9/01@-
      1/31/02      (15.35)     2,312       1.60+              (1.46)+              109
      1/31/03      (47.66)     4,272       1.66(2)            (1.51)(2)            135
      7/31/03++     29.61      7,121       1.63+(2)           (1.47)+(2)            96
                                       Technology Portfolio Class 3
      9/30/02@-
      1/31/03       16.99        360       1.66+(2)           (1.52)+(2)           135
      7/31/03++     29.61      2,615       1.69+(2)           (1.57)+(2)            96
                                  Small & Mid Cap Value Portfolio Class 2
      8/1/02@-
      1/31/03       (1.34)     5,375       1.65+(1)            0.53+(1)              7
      7/31/03++     18.66     13,075       1.65+(1)            0.16+(1)              6
                                  Small & Mid Cap Value Portfolio Class 3
      9/30/02@-
      1/31/03        6.98      2,618       1.75+(1)            0.41+(1)              7
      7/31/03++     18.56     12,749       1.75+(1)            0.06+(1)              6

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                       EXPENSES
                                                   ------------------------------------------------
                                                   1/99+    1/00    1/01    1/02      1/03    7/03+
                                                   ------------------------------------------------
       Small & Mid Cap Value Class 2.............    --%     --%     --%     --%      4.54%+   1.87%
       Small & Mid Cap Value Class 3.............    --      --      --      --       5.62+    1.92

                                                               NET INVESTMENT INCOME (LOSS)
                                                   ----------------------------------------------------
                                                   1/99+    1/00    1/01     1/02        1/03     7/03+
                                                   ----------------------------------------------------
       Small & Mid Cap Value Class 2.............    --%     --%       --%      --%      (2.35)%+ (0.06)%
       Small & Mid Cap Value Class 3.............    --      --        --       --       (3.47)+  (0.11)

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Technology Class 1.....................................  0.02%   0.06%
       Technology Class 2.....................................  0.03    0.06
       Technology Class 3.....................................  0.04    0.06

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      11/30/98     $10.41      $0.13        $ 0.86         $ 0.99        $(0.03)        $(0.06)        $(0.09)      $11.31
      1/31/99#      11.31         --          0.40           0.40         (0.02)         (0.19)         (0.21)       11.50
      1/31/00       11.50       0.15          1.97           2.12         (0.45)         (0.89)         (1.34)       12.28
      1/31/01       12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51
      1/31/02       12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      1/31/03        9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      7/31/03++      7.15       0.09          1.03           1.12            --             --             --         8.27
                                       International Growth and Income Portfolio Class 2
      7/9/01@-
      1/31/02       10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10
      1/31/03        9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17
      7/31/03++      7.17       0.09          1.03           1.12            --             --             --         8.29
                                       International Growth and Income Portfolio Class 3
      9/30/02@-
      1/31/03        7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17
      7/31/03++      7.17       0.06          1.06           1.12            --             --             --         8.29
                                               Global Equities Portfolio Class 1
      11/30/98      15.98       0.07          2.40           2.47         (0.19)         (1.36)         (1.55)       16.90
      1/31/99#      16.90         --          1.71           1.71            --             --             --        18.61
      1/31/00       18.61       0.06          4.00           4.06         (0.21)         (1.37)         (1.58)       21.09
      1/31/01       21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53
      1/31/02       17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      1/31/03       10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      7/31/03++      7.87       0.02          1.38           1.40            --             --             --         9.27
                                               Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02       13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48
      1/31/03       10.48         --         (2.63)         (2.63)           --             --             --         7.85
      7/31/03++      7.85       0.01          1.38           1.39            --             --             --         9.24
                                               Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03        7.76      (0.01)         0.09           0.08            --             --             --         7.84
      7/31/03++      7.84       0.02          1.36           1.38            --             --             --         9.22

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      11/30/98        9.58%   $128,344      1.46%            1.12%            51%
      1/31/99#        3.56     142,497      1.46+           (0.10)+           10
      1/31/00        17.99     253,962      1.21             1.16             75
      1/31/01         3.95     342,114      1.18             0.95             80
      1/31/02       (23.67)    289,084      1.20             0.84            148
      1/31/03       (20.66)    177,883      1.22             1.08            264
      7/31/03++      15.66     192,280      1.19+            2.51+            70
                          International Growth and Income Portfolio Class 2
      7/9/01@-
      1/31/02        (8.63)      4,964      1.37+           (0.45)+          148
      1/31/03       (20.78)     15,437      1.40             0.44            264
      7/31/03++      15.62      21,385      1.34+            2.31+            70
                          International Growth and Income Portfolio Class 3
      9/30/02@-
      1/31/03        (1.24)      1,647      1.83+           (1.18)+          264
      7/31/03++      15.62       9,822      1.42+            1.84+            70
                                  Global Equities Portfolio Class 1
      11/30/98       15.34     420,358      0.88             0.46             92
      1/31/99#       10.12     463,138      0.86+           (0.04)+           12
      1/31/00        23.67     632,495      0.84             0.30             94
      1/31/01        (9.29)    650,067      0.84            (0.15)            93
      1/31/02       (27.72)    409,626      0.87             0.14             75
      1/31/03       (24.98)    221,301      0.93(1)          0.19(1)          71
      7/31/03++      17.79     236,033      0.92+(1)         0.47+(1)         30
                                  Global Equities Portfolio Class 2
      7/9/01@-
      1/31/02        (8.38)      3,562      1.05+           (0.33)+           75
      1/31/03       (25.10)      9,083      1.08(1)          0.00(1)          71
      7/31/03++      17.71      12,133      1.06+(1)         0.31+(1)         30
                                  Global Equities Portfolio Class 3
      9/30/02@-
      1/31/03         1.03         265      1.16+(1)        (0.30)+(1)        71
      7/31/03++      17.60       1,344      1.15+(1)         0.16+(1)         30

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total return does include expense reductions.
     # The Portfolio changed its fiscal year end from November 30 to January 31.
     +  Annualized
     @  Inception date of class.
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following:

                                                                ------------
                                                                1/03    7/03
                                                                ------------
       Global Equities Portfolio Class 1......................  0.00%   0.02%
       Global Equities Portfolio Class 2......................  0.01    0.02
       Global Equities Portfolio Class 3......................  0.02    0.02

    See Notes to Financial Statements.

---------------------
    238

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
      11/30/98    $11.33      $ 0.15        $ 1.93         $ 2.08        $(0.40)        $(0.15)        $(0.55)      $12.86
      1/31/99#     12.86       (0.01)         0.22           0.21            --             --             --        13.07
      1/31/00      13.07        0.13          1.91           2.04         (0.21)         (0.08)         (0.29)       14.82
      1/31/01      14.82        0.11         (1.91)         (1.80)        (0.12)         (2.14)         (2.26)       10.76
      1/31/02      10.76        0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24
      1/31/03       7.24        0.07         (2.13)            --            --             --             --         5.18
      7/31/03++     5.18        0.06          0.63           0.69            --             --             --         5.87
                                      International Diversified Equities Portfolio Class 2
      7/9/01@-
      1/31/02       8.97       (0.02)        (1.08)         (1.10)           --          (0.65)         (0.65)        7.22
      1/31/03       7.22        0.03         (2.09)         (2.06)           --             --             --         5.16
      7/31/03++     5.16        0.06          0.62           0.68            --             --             --         5.84
                                      International Diversified Equities Portfolio Class 3
      9/30/02@-
      1/31/03       5.49          --         (0.33)         (0.33)           --             --             --         5.16
      7/31/03++     5.16        0.04          0.63           0.67            --             --             --         5.83
                                               Emerging Markets Portfolio Class 1
      11/30/98      8.03        0.04         (1.78)         (1.74)        (0.07)            --          (0.07)        6.22
      1/31/99#      6.22        0.01            --           0.01         (0.01)            --          (0.01)        6.22
      1/31/00       6.22       (0.03)         4.81           4.78            --             --             --        11.00
      1/31/01      11.00       (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81
      1/31/02       7.81        0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79
      1/31/03       6.79        0.02         (0.74)         (0.72)        (0.02)(3)         --          (0.02)        6.05
      7/31/03++     6.05        0.07          1.30           1.37            --             --             --         7.42
                                               Emerging Markets Portfolio Class 2
      7/9/01@-
      1/31/02       6.62       (0.02)         0.29           0.27         (0.02)         (0.08)         (0.10)        6.79
      01/31/03      6.79          --         (0.73)         (0.73)        (0.01)(3)         --          (0.01)        6.05
      7/31/03++     6.05        0.06          1.29           1.35            --             --             --         7.40
                                               Emerging Markets Portfolio Class 3
      9/30/02@-
      1/31/03       5.70       (0.02)         0.37           0.35            --             --             --         6.05
      7/31/03++     6.05        0.05          1.30           1.35            --             --             --         7.40

      ---------  -------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO      INCOME
                              END OF      AVERAGE      (LOSS) TO
       PERIOD      TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
      ---------  -------------------------------------------------------------
                     International Diversified Equities Portfolio Class 1
      11/30/98     18.33%    $354,174     1.26%           1.18%          40%
      1/31/99#      1.63      373,785      1.26+         (0.43)+          7
      1/31/00      15.85      464,988      1.22           0.95           65
      1/31/01     (12.71)     442,009      1.21           0.89           72
      1/31/02     (27.07)     309,703      1.23           0.84           29
      1/31/03     (28.45)     156,911      1.22           0.97           48
      7/31/03++    13.32      159,993      1.23+          2.30+          26
                     International Diversified Equities Portfolio Class 2
      7/9/01@-
      1/31/02     (12.87)       5,381      1.42+         (0.58)+         29
      1/31/03     (28.43)       8,619      1.33           0.53           48
      7/31/03++    13.18       18,034      1.37+          2.01+          26
                     International Diversified Equities Portfolio Class 3
      9/30/02@-
      1/31/03      (6.01)       2,480      1.33+         (0.29)+         48
      7/31/03++    12.98       11,680      1.47+          1.67+          26
                              Emerging Markets Portfolio Class 1
      11/30/98    (21.86)      31,685      1.90(2)        0.61(2)        96
      1/31/99#      0.20       32,708      1.90+(2)       0.60+(2)       22
      1/31/00      76.86      102,740      1.90(1)(2)    (0.41)(1)(2)    145
      1/31/01     (26.87)      96,507      1.57(2)       (0.22)(2)      125
      1/31/02     (11.49)      82,624      1.53(2)        0.51(2)       113
      1/31/03     (10.63)      63,377      1.53(2)        0.43(2)       118
      7/31/03++    22.64       71,965      1.57+          2.07+          55
                              Emerging Markets Portfolio Class 2
      7/9/01@-
      1/31/02       4.38          717      1.70+(2)      (0.56)+(2)     113
      01/31/03    (10.71)       3,164      1.74(2)        0.05(2)       118
      7/31/03++    22.31        4,733      1.71+          1.90+          55
                              Emerging Markets Portfolio Class 3
      9/30/02@-
      1/31/03       6.14          276      2.12+(2)      (0.56)+(2)     118
      7/31/03++    22.31        1,152     1.81+           1.77+          55

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total Return does include expense deductions.
     #  The Portfolio changed its fiscal year end from November 30 to January 31
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) The ratios reflect an expense cap of 1.90% which is net of custody credits (0.01%) or waiver/reimbursement if applicable.
   (2) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                   --------------------------------------------------
                                                   1/99+    1/00    1/01     1/02      1/03     7/03+
                                                   --------------------------------------------------
       Emerging Markets Class 1................    2.29%    1.91%   1.57%     1.53%    1.53%    1.57%
       Emerging Markets Class 2................      --      --      --       1.70+    1.74     1.71
       Emerging Markets Class 3................      --      --      --         --     2.12+    1.81

                                                             NET INVESTMENT INCOME (LOSS)
                                                 ----------------------------------------------------
                                                 1/99+    1/00     1/01      1/02      1/03     7/03+
                                                 ----------------------------------------------------
       Emerging Markets Class 1................  0.21%    (0.42)%  (0.22)%    0.51%    0.43%    2.07%
       Emerging Markets Class 2................    --        --       --     (0.56)+   0.05     1.90
       Emerging Markets Class 3................    --        --       --        --     (0.56)+  1.77

   (3) Includes a tax return of capital of less than $0.01 per share.

    See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------

                    NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Foreign Value Portfolio Class 2
      8/1/02@-
      1/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)       $(0.03)(2)     $   --         $(0.03)      $ 9.11
      7/31/03++     9.11        0.09          1.40           1.49            --             --             --        10.60
                                                Foreign Value Portfolio Class 3
      9/30/02@-
      1/31/03       9.20       (0.03)        (0.03)         (0.06)        (0.03)(2)         --          (0.03)        9.11
      7/31/03++     9.11        0.08          1.41           1.49            --             --             --        10.60

      ---------  -------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO      INCOME
                              END OF      AVERAGE      (LOSS) TO
       PERIOD      TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
      ---------  -------------------------------------------------------------
                                Foreign Value Portfolio Class 2
      8/1/02@-
      1/31/03      (8.57)%   $  5,888      1.95%+(1)     (0.63)%+(1)      1%
      7/31/03++    16.36       16,261      1.95+(1)       1.99+(1)        2
                                Foreign Value Portfolio Class 3
      9/30/02@-
      1/31/03      (0.64)       4,099      2.05+(1)      (1.04)+(1)       1
      7/31/03++    16.36       19,847      2.05+(1)       1.78+(1)        2

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
        Total Return does include expense reductions.
     +  Annualized
    ++  Unaudited
     @  Inception date of class.
   (1) During the below stated periods, the Adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                             EXPENSES
                                                          ----------------------------------------------
                                                          1/99+    1/00    1/01    1/02    1/03    7/03+
                                                          ----------------------------------------------
       Foreign Value Class 2..........................      --%     --%     --%     --%    4.72%+  1.97%
       Foreign Value Class 3..........................      --      --      --      --     6.21+   2.13

                                                                  NET INVESTMENT INCOME (LOSS)
                                                        ------------------------------------------------
                                                        1/99+    1/00    1/01    1/02    1/03      7/03+
                                                        ------------------------------------------------
       Foreign Value Class 2..........................    --%     --%     --%     --%    (3.40)%+  1.97%
       Foreign Value Class 3..........................    --      --      --      --     (5.20)+   1.70

   (2)  Includes a tax return of capital of $0.03 per share.

    See Notes to Financial Statements.

---------------------

---------------------

SUNAMERICA SERIES TRUST
TRUSTEE INFORMATION (UNAUDITED)

    The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                                                                                                 COMPLEX
         NAME,                                                                                  OVERSEEN
      ADDRESS AND        POSITION HELD        LENGTH OF           PRINCIPAL OCCUPATION(S)          BY
    DATE OF BIRTH*        WITH TRUST         TIME SERVED            DURING PAST 5 YEARS        TRUSTEE(1)
    --------------       -------------       -----------       ------------------------------  ----------
INDEPENDENT TRUSTEES
Carl D. Covitz              Trustee       February 2001        Owner and President, Landmark       59
DOB: March 31, 1939                                            Capital, Inc. (since 1973)
Monica C. Lozano            Trustee       December 1998        President and Chief Operating       59
DOB: July 21, 1956                                             Officer (since 2000) La
                                                               Opinion (newspaper publishing
                                                               concern), Associate Publisher
                                                               (1991-1999) and Executive
                                                               Editor (1995-1999) thereof
Gilbert T. Ray              Trustee       February 2001        Retired Partner, O'Melveny &        59
DOB: September 18, 1944                                        Myers LLP (since 2000); and
                                                               Attorney (1972-2000) thereof
Allan L. Sher               Trustee       January 1997         Retired Brokerage Executive         59
DOB: October 19, 1931                                          (since 1992)
INTERESTED TRUSTEES
Jana W. Greer(2)          Trustee and     February 2001        President, AIG SunAmerica           59
DOB: December 30, 1951     Chairman                            Retirement Markets, Inc.
                                                               (since 1996), and Executive
                                                               Vice President thereof
                                                               (1994-1996); Senior Vice
                                                               President and Director, AIG
                                                               SunAmerica, Inc. (since 1991)
Bruce G. Willison(3)        Trustee       February 2001        Dean, Anderson School at UCLA       59
DOB: October 16, 1948                                          (since 1999)


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                 BY TRUSTEE
    --------------       ------------------------------
INDEPENDENT TRUSTEES
Carl D. Covitz           Trustee, Anchor Pathway Fund
DOB: March 31, 1939      ("APF") and Seasons Series
                         Trust ("Seasons"); Director,
                         Kayne Anderson Mutual Funds
                         (since 1995); Director, Arden
                         Realty, Inc. (since 1995).
Monica C. Lozano         Trustee, APF and Seasons;
DOB: July 21, 1956       Trustee, University of
                         Southern California (since
                         1991); Director, California
                         Healthcare Foundation (since
                         1998); Director, Tenet
                         Healthcare Corporation (since
                         2002); Director, The Walt
                         Disney Company (since 2000);
                         Director, Union Bank of
                         California (since 2001).
Gilbert T. Ray           Trustee, APF and Seasons;
DOB: September 18, 1944  Director, Advanced Auto Parts,
                         Inc. (retail, automotive
                         supply stores) (since 2002);
                         Director, Watts, Wyatt &
                         Company
                         (services -- management
                         consulting services) (since
                         2000).
Allan L. Sher            Trustee, APF and Seasons;
DOB: October 19, 1931    Director, Bowl America
                         Incorporated (1997-Present).
INTERESTED TRUSTEES
Jana W. Greer(2)         Trustee, APF and Seasons;
DOB: December 30, 1951   Director, National Association
                         for Variable Annuities (since
                         1999).
Bruce G. Willison(3)     Trustee, APF and Seasons;
DOB: October 16, 1948    Director, Nordstrom, Inc.
                         (since 1998); Director,
                         Homestore, Inc. (real estate
                         agents and managers, (since
                         2003); Healthnet
                         International, Inc. (business
                         services) (since 2002).

---------------
 * The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Interested Trustee, as defined within the Investment Company Act of 1940 because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3) Interested Trustee, as defined within the Investment Company Act of 1940 because of his ownership of shares of the parent company of one of the Trust's subadvisors.

  Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.
                                                           ---------------------

LOGO
          1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                               R-1411-SAR(R 9/03)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

--------------------------------------------------------------------------------

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Reserved.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Opened-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

      (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

      (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

      (a)   Not applicable.

      (b)   (1)   Certification pursuant to Rule 30a-2 under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.


            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust


By: /s/Robert M. Zakem
    ------------------------
       Robert M. Zakem
       President

Date: October 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Robert M. Zakem
    ------------------------
       Robert M. Zakem
       President

Date: October 8, 2003

By: /s/Donna M. Handel
    ------------------------
       Donna M. Handel
       Treasurer

Date: October 8, 2003